UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road

Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Steven Viola

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8129

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
COMMERCIAL PAPER — 62.1%
Aerospace & Defense — 3.0%
United Technologies Corp.
0.250%, 11/25/15	$2,500	$2,499,045
0.300%, 11/30/15	1,000	999,500

		3,498,545

Banks — 2.0%
Swedbank AB
0.200%, 10/06/15	1,000	999,972
0.240%, 10/06/15	475	474,984
0.280%, 11/02/15	900	899,776

		2,374,732

Beverages — 9.3%
Anheuser-Busch InBev N.V. 0.300%, 12/23/15	1,820	1,818,741
Brown Forman Corp.
0.200%, 10/09/15	5,500	5,499,756
0.200%, 10/27/15	500	499,928
Coca-Cola Co. 0.560%, 04/19/16	3,000	2,990,620

		10,809,045

Diversified Financial Services — 5.4%
AXA Financial
0.200%, 10/01/15	2,500	2,500,000
0.280%, 10/19/15	500	499,930
0.390%, 11/02/15	2,500	2,499,134
Reckitt & Benckiser Treasury Services PLC 0.280%, 10/13/15	800	799,925

		6,298,989

Electric — 12.0%
Basin Electric Power 0.190%, 10/19/15	2,000	1,999,810
Dominion Resources, Inc. 0.470%, 10/05/15	540	539,972
Duke Energy Corp. 0.420%, 10/07/15	515	514,964
Electriicite de France 0.400%, 01/08/16	1,100	1,098,790
GDF Suez S.A.
0.200%, 10/01/15	1,000	1,000,000
0.240%, 10/19/15	500	499,940
0.230%, 10/27/15	1,500	1,499,751
Nextera Energy 0.360%, 10/06/15	526	525,974
Oglethorpe Power Corp.
0.200%, 10/05/15	1,500	1,499,966
0.200%, 11/02/15	4,176	4,175,257
Southern Co. 0.400%, 10/08/15	595	594,954

		13,949,378

Electronics — 5.2%
Honeywell International, Inc. 0.330%, 12/04/15	6,000	5,996,480
Gas — 10.8%
Northern Illinoise Gas Co. 0.220%, 10/13/15	5,500	5,499,597

	Par (000)	Value†

Gas — (continued)
Sempra Energy Global Enterprises 0.410%, 10/19/15	$500	$499,897
WGL Holdings, Inc.
0.250%, 10/01/15	1,000	1,000,000
0.280%, 10/01/15	3,500	3,500,000
0.290%, 10/01/15	1,500	1,500,000
0.270%, 10/09/15	500	499,970

		12,499,464

Healthcare Services — 10.3%
Catholic Health
0.330%, 10/19/15	2,000	1,999,670
0.350%, 10/19/15	500	499,913
0.350%, 11/03/15	3,300	3,298,941
United Healthcare Corp.
0.220%, 10/01/15	750	750,000
0.500%, 11/02/15	3,000	2,998,667
0.520%, 12/03/15	2,400	2,397,816

		11,945,007

Retail — 0.2%
Autozone, Inc. 0.400%, 10/08/15	270	269,979

Telecommunications — 3.9%
Telstra Corp. Ltd.
0.250%, 10/15/15	1,500	1,499,854
0.230%, 10/19/15	1,000	999,885
0.370%, 12/14/15	2,000	1,998,479

		4,498,218

TOTAL COMMERCIAL PAPER (Cost $72,139,837)		72,139,837

CORPORATE BONDS — 5.1%
Banks — 1.7%
National Australia Bank Ltd. 0.900%, 01/20/16	2,000	2,002,784

Diversified Financial Services — 2.3%
General Electric Capital Corp.
2.250%, 11/09/15	500	500,971
1.000%, 12/11/15	1,200	1,201,445
5.000%, 01/08/16	1,000	1,012,185

		2,714,601

Insurance — 1.1%
New York Life Global Funding 0.800%, 02/12/16 144A @	1,270	1,271,870

TOTAL CORPORATE BONDS (Cost $5,989,255)		5,989,255

U.S. TREASURY OBLIGATIONS — 36.6%
U.S. Treasury Note
0.060%, 01/31/16•	12,000	12,000,085
0.375%, 03/15/16	5,000	5,002,431
0.084%, 04/30/16•	5,000	5,000,412
0.250%, 05/15/16	4,000	3,999,421

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — (continued)
0.375%, 05/31/16	$1,000	$1,000,246
1.750%, 05/31/16	1,000	1,009,210
0.085%, 07/31/16•	12,500	12,502,382
0.068%, 10/31/16•	2,000	1,999,461

TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,513,648)		42,513,648

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	1	1
BlackRock Liquidity Funds TempFund - Institutional Shares	1	1
Federated Prime Obligations Fund -Class I	1	1
Fidelity Institutional Prime Money Market Portfolio	2,391,901	2,391,901
Fidelity Institutional Prime Money Market Portfolio - Class I	1	1
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $2,391,907)		2,391,907

TOTAL INVESTMENTS — 105.9% (Cost $123,034,647)		$123,034,647

Other Assets & Liabilities — (5.9)%		(6,807,501)

TOTAL NET ASSETS — 100.0%		$116,227,146

†	See Security Valuation Note.
Non-income producing security.
•	Variable Rate Security.
144A @	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
PLC —	Public Limited Company.

Maturity Schedule	Market Value	% of Portfolio	(Cumulative)
1 — 7 days	$48,700,079	39.6%	39.6%
8 — 14 days	13,164,180	10.7%	50.3%
15 — 30 days	10,498,578	8.5%	58.8%
31 — 60 days	16,871,791	13.7%	72.5%
61 — 90 days	14,412,461	11.7%	84.2%
91 — 120 days	4,113,759	3.4%	87.6%
121 — 150 days	1,271,870	1.0%	88.6%
over 150 days	14,001,928	11.4%	100.0%

	$123,034,647	100.0%

Average Weighted Maturity — 46 days (unaudited).

PENN SERIES FUNDS, INC.

MONEY MARKET FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$42,513,648	$—	$42,513,648	$—
CORPORATE BONDS	5,989,255	—	5,989,255	—
COMMERCIAL PAPER	72,139,837	—	72,139,837	—
SHORT-TERM INVESTMENTS	2,391,907	2,391,907	—	—

TOTAL INVESTMENTS	$123,034,647	$2,391,907	$120,642,740	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATION — 0.7%
Federal National Mortgage Association — 0.7%
Federal National Mortgage Association 1.233%, 09/25/22 (Cost $1,413,554)	$1,426	$1,443,730

ASSET BACKED SECURITIES — 30.7%
Ally Master Owner Trust 1.540%, 09/15/19	1,000	1,001,946
Americredit Automobile Receivables Trust 2013-5 2.290%, 11/08/19	1,000	1,010,175
Avenue CLO VI Ltd. 2007-6A 2.439%, 07/17/19 144A @,•	2,500	2,425,867
Black Diamond CLO 2005-1 Delaware Corp. 2.245%, 06/20/17 144A @,•	2,000	1,970,244
Brentwood CLO Corp. 2006-1A 1.120%, 02/01/22 144A @,•	2,000	1,864,078
Callidus Debt Partners CLO Fund V Ltd 1.783%, 11/20/20 144A @,•	2,090	2,061,074
Chesapeake Funding LLC 0.994%, 03/07/26 144A @,•	1,080	1,079,121
Conseco Financial Corp. 7.650%, 04/15/19	7	7,661
Consumers Securitization Funding LLC 2014-A 1.334%, 11/01/20	2,238	2,247,739
CPS Auto Receivables Trust 2014-A 1.210%, 08/15/18 144A @	404	403,127
Cratos CLO Ltd. 2007-1A D 2.733%, 05/19/21 144A @,•	2,000	1,995,028
Entergy Arkansas Restoration Funding LLC 2.300%, 08/01/21	752	770,834
Equity One Mortgage Pass-Through Trust 2004-1 4.145%, 04/25/34 •	12	12,477
Ford Credit Auto Owner Trust 2012-C 1.270%, 12/15/17	2,000	2,008,148
Ford Credit Auto Owner Trust 2012-D 1.970%, 05/15/19	1,800	1,819,528
GE Equipment Transportation LLC Series 2013-1 1.540%, 03/24/21	1,000	1,001,661
Gleneagles CLO Ltd. 2005-1A C 1.200%, 11/01/17 144A @,•	2,000	1,990,546
Golden Credit Card Trust 1.390%, 07/15/19 144A @	2,000	2,008,518
Goldentree Loan Opportunities VII Ltd. 2013-7A 1.445%, 04/25/25 144A @,•	3,000	2,955,303
Goldman Sachs Asset Management CLO PLC 3.050%, 08/01/22 144A @,•	2,000	1,993,280
Greens Creek Funding Ltd. 2.537%, 04/18/21 144A @,•	2,000	1,978,786
Hyundai Auto Lease Securitization Trust 2014-B 1.540%, 12/17/18 144A @	1,100	1,101,745

	Par (000)	Value†

Jasper CLO Ltd. 2005-1A 1.209%, 08/01/17 144A @,•	$2,375	$2,363,610
OHA Park Avenue CLO Ltd. 2007-1A 1.656%, 03/14/22 144A @,•	1,413	1,353,450
Popular ABS Mortgage Pass-Through Trust 2004-4 4.628%, 09/25/34 •	8	8,174
Red River CLO Ltd. 1A C 1.020%, 07/27/18 144A @,•	2,000	1,962,454
Rockwall CDO II Ltd. 2007-1A
0.550%, 08/01/24144A @,•	4,555	4,423,973
1.000%, 08/01/24144A @,•	2,065	1,878,369
Rockwall CDO Ltd. 2006-1A 0.800%, 08/01/21 144A @,•	2,000	1,982,214
SACO I, Inc. 2005-4 1.094%, 06/25/35 144A @,•	136	131,853
SLM Student Loan Trust 2004-4 0.675%, 01/27/25 •	2,200	2,115,346
St James River CLO Ltd. 2.633%, 06/11/21 144A @,•	1,000	976,818
Stone Tower CLO VII Ltd. 2007-7A 2.437%, 08/30/21 144A @,•	2,000	1,965,574
Stoney Lane Funding I Corp. 1.689%, 04/18/22 144A @,•	3,000	2,793,225
Sugar Creek CLO Ltd. 2.987%, 07/20/22 144A @,•	2,000	2,000,362
Tralee CDO Ltd. 2007-1A 1.789%, 04/16/22 144A @,•	2,000	1,865,366
Volvo Financial Equipment LLC Series 2013-1 1.620%, 08/17/20 144A @	1,000	1,003,910
Westchester CLO Ltd. 2007-1A B 0.740%, 08/01/22 144A @,•	2,500	2,336,795
World Financial Network Credit Card Master Trust 2012-B 1.760%, 05/17/21	1,782	1,798,491
World Omni Automobile Lease Securitization Trust 2014-A 0.710%, 03/15/17	2,351	2,348,630

TOTAL ASSET BACKED SECURITIES (Cost $67,138,349)		67,015,500

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
Banc of America Commercial Mortgage Trust 2006-1 5.421%, 09/10/45 •	2,000	2,010,358
Banc of America Merrill Lynch Commercial Mortgage Inc 5.147%, 09/10/47 •	1,000	1,000,750
SLM Student Loan Trust 2004-7 0.655%, 04/25/25 •	3,612	3,430,772

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,587,333)		6,441,880

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — 13.7%
BAMLL Commercial Mortgage Securities Trust 2013-DSNY 1.698%, 09/15/26 144A @,•	$1,000	$993,726
Banc of America Commercial Mortgage Trust 2006-1 5.372%, 09/10/45 •	542	542,470
Boca Hotel Portfolio Trust 2013-BOCA 1.946%, 08/15/26 144A @,•	1,000	997,838
CFCRE 2015-RUM B Mortgage Trust 2.357%, 07/15/30 144A @,•	2,000	1,967,496
EMAC Owner Trust 2000-1 6.396%, 01/15/27 144A @,•	292	212,062
Fannie Mae—Aces Series 2014-M2 Class ASV1 1.916%, 06/25/21	7,058	7,190,487
FREMF Mortgage Trust Series 2010-K6 Class B 5.533%, 12/25/46 144A @,•	3,000	3,337,761
FREMF Mortgage Trust Series 2012-K708 Class C 3.886%, 02/25/45 144A @,•	2,000	2,045,178
FREMF Mortgage Trust Series 2012-K710 Class C 3.950%, 06/25/47 144A @,•	1,960	2,003,038
FREMF Mortgage Trust Series 2013-KF02 Class C 4.194%, 12/25/45 144A @,•	710	723,383
FREMF Mortgage Trust, Series 2013-K713 Class C 3.274%, 04/25/46 144A @,•	2,400	2,391,091
Hilton USA Trust 2013-HLF 2.944%, 11/05/30 144A @,•	985	984,384
Hilton USA Trust 2014-ORL B 1.407%, 07/15/29 144A @,•	2,500	2,464,965
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU Class A 1.157%, 12/15/28 144A @,•	1,000	999,762
Morgan Stanley Capital I Trust 2006-IQ12 5.332%, 12/15/43	3,041	3,132,301

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $30,222,932)		29,985,942

CORPORATE BONDS — 39.3%
Aerospace & Defense — 0.5%
BAE Systems PLC 3.500%, 10/11/16 144A @	1,000	1,023,863

Airlines — 3.9%
American Airlines 2013-2 Class C Pass-Through Trust 6.000%, 01/15/17 144A @	1,974	2,023,151
Continental Airlines 2009-1 Pass Through Trust 9.000%, 07/08/16	888	932,752

	Par (000)	Value†

Airlines — (continued)
Delta Air Lines 2010-2 Class B Pass- Through Trust 6.750%, 11/23/15	$2,700	$2,733,750
Northwest Airlines 2007-1 Class B Pass-Through Trust 8.028%, 11/01/17	2,068	2,261,757
UAL 2009-2A Pass-Through Trust 9.750%, 01/15/17	592	643,369

		8,594,779

Banks — 5.7%
Bank of America Corp. 3.750%, 07/12/16	1,000	1,019,924
Capital One NA 2.350%, 08/17/18	1,500	1,504,178
JPMorgan Chase & Co.
0.841%, 02/15/17•	2,385	2,383,144
2.000%, 08/15/17	2,000	2,016,940
State Street Corp. 4.956%, 03/15/18	3,000	3,199,737
US Bancorp. 3.442%, 02/01/16	1,250	1,260,586
Wells Fargo Bank NA 6.000%, 11/15/17	1,000	1,090,085

		12,474,594

Beverages — 0.9%
Constellation Brands, Inc. 7.250%, 05/15/17	1,750	1,876,875

Computers — 0.9%
Hewlett Packard Enterprise Co. 2.450%, 10/05/17 144A @	2,000	1,998,880

Diversified Financial Services — 5.2%
AerCap Aviation Solutions BV 6.375%, 05/30/17	1,000	1,041,250
Air Lease Corp. 2.625%, 09/04/18	2,000	1,997,358
Ally Financial, Inc. 3.600%, 05/21/18	1,000	988,750
American Express Co. 6.150%, 08/28/17	2,000	2,169,980
Ford Motor Credit Co. LLC 8.000%, 12/15/16	2,000	2,149,748
Icahn Enterprises LP 3.500%, 03/15/17	1,000	1,003,120
Vesey Street Investment Trust, STEP 4.404%, 09/01/16 •	2,000	2,053,520

		11,403,726

Electric — 3.6%
Entergy Gulf States, Inc. 6.180%, 03/01/35	2,000	2,000,016
Israel Electric Corp. Ltd. 6.700%, 02/10/17 144A @	1,000	1,053,750
Puget Sound Energy, Inc. 6.740%, 06/15/18	3,000	3,381,756

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electric — (continued)
San Diego Gas & Electric Co. 1.914%, 02/01/22	$1,490	$1,483,227

		7,918,749

Electronics — 0.5%
Thermo Fisher Scientific, Inc. 1.300%, 02/01/17	1,000	999,470

Environmental Control — 0.5%
Waste Management, Inc. 2.600%, 09/01/16	1,000	1,013,620

Food — 1.3%
ConAgra Foods, Inc. 1.300%, 01/25/16	1,000	1,000,812
General Mills, Inc. 0.494%, 01/28/16 •	600	600,099
Tyson Foods, Inc. 6.600%, 04/01/16	645	662,703
WM Wrigley Jr. Co. 1.400%, 10/21/16 144A @	500	501,217

		2,764,831

Gas — 0.5%
Sabine Pass LNG LP 7.500%, 11/30/16	1,000	1,022,500

Healthcare Products — 0.9%
Becton Dickinson and Co. 1.450%, 05/15/17	2,000	1,996,338

Healthcare Services — 0.5%
Fresenius Medical Care US Finance, Inc. 6.875%, 07/15/17	1,000	1,070,000

Insurance — 1.1%
MassMutual Global Funding II 2.350%, 04/09/19 144A @	1,356	1,381,144
New York Life Global Funding 1.125%, 03/01/17 144A @	1,000	1,000,574

		2,381,718

Machinery - Diversified — 1.9%
CNH Industrial Capital LLC
3.875%, 11/01/15	2,000	1,995,000
3.875%, 07/16/18 144A @	1,000	980,000
Xylem, Inc. 3.550%, 09/20/16	1,165	1,189,316

		4,164,316

Media — 0.5%
Thomson Reuters Corp. 1.300%, 02/23/17	1,000	997,896

Miscellaneous Manufacturing — 1.4%
Siemens Financieringsmaatschappij NV 5.750%, 10/17/16 144A @	3,000	3,145,170

	Par (000)	Value†

Oil & Gas — 0.5%
Statoil ASA 3.125%, 08/17/17	$1,000	$1,035,552

Oil & Gas Services — 0.4%
Cameron International Corp. 1.150%, 12/15/16	1,000	996,812

Pharmaceuticals — 1.0%
Mylan, Inc. 1.800%, 06/24/16	1,260	1,257,712
Perrigo Co., PLC 1.300%, 11/08/16 144A @	1,000	992,475

		2,250,187

Pipelines — 1.8%
Kinder Morgan Energy Partners LP 3.500%, 03/01/16	1,000	1,009,337
Spectra Energy Partners LP 2.950%, 06/15/16	1,000	1,012,740
Williams Partners LP/ACMP Finance Corp. 4.875%, 05/15/23	2,000	1,850,000

		3,872,077

Retail — 0.9%
Macy’s Retail Holdings, Inc. 5.900%, 12/01/16	1,910	2,009,475

Semiconductors — 0.9%
NXP BV/NXP Funding LLC 3.750%, 06/01/18 144A @	1,000	1,002,500
Samsung Electronics America, Inc. 1.750%, 04/10/17 144A @	1,000	1,000,801

		2,003,301

Telecommunications — 2.4%
America Movil S.A.B. de C.V. 2.375%, 09/08/16	1,000	1,009,920
British Telecommunications PLC 1.625%, 06/28/16	1,000	1,004,018
Deutsche Telekom International Finance B.V. 3.125%, 04/11/16 144A @	1,500	1,517,100
Verizon Communications, Inc.
2.500%, 09/15/16	680	689,343
1.350%, 06/09/17	1,000	998,599

		5,218,980

Trucking and Leasing — 1.6%
Aviation Capital Group Corp. 2.875%, 09/17/18 144A @	1,500	1,498,635
GATX Corp. 1.250%, 03/04/17	1,000	994,703
TTX Co. 5.400%, 02/15/16 144A @	1,000	1,013,778

		3,507,116

TOTAL CORPORATE BONDS (Cost $86,117,749)		85,740,825

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
MUNICIPAL NOTE — 0.2%
Regional — 0.2%
La Paz County Industrial Development Authority 6.250%, 12/01/19 (Cost $391,000)	$375	$419,059

RESIDENTIAL MORTGAGE BACKED SECURITIES — 3.9%
Collateralized Mortgage Obligations — 3.8%
Fannie Mae REMICS 0.394%, 10/27/37 •	8,363	8,316,656

Fannie Mae Pool — 0.1%
4.000%, 06/01/20	152	159,556

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $8,447,210)		8,476,212

U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Note
2.000%, 04/30/16	3,000	3,030,936
0.875%, 02/28/17	6,750	6,784,978
0.875%, 05/15/17	2,950	2,964,942
0.750%, 03/31/18	2,250	2,246,778
United States Treasury Note Bond 0.750%, 12/31/17	2,000	2,000,834

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,998,814)		17,028,468

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 4.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	9,275,915	$9,275,915
BlackRock Liquidity Funds TempFund - Institutional Shares*	218	218
Federated Prime Obligations Fund - Class I	407	407
Fidelity Institutional Prime Money Market Portfolio	1,020	1,020
Fidelity Institutional Prime Money Market Portfolio - Class I	198	198
Wells Fargo Advantage Government Money Market Fund - Institutional Class	77	77
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	5	5
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $9,277,841)		9,277,841

TOTAL INVESTMENTS — 103.6% (Cost $226,594,782)(a)		$225,829,457

Other Assets & Liabilities — (3.6)%		(7,791,194)

TOTAL NET ASSETS — 100.0%		$218,038,263

†	See Security Valuation Note.
*	Non-income producing security.
144A @	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $226,598,798. Net unrealized depreciation was $769,340. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $412,778 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,182,118.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LIMITED MATURITY BOND FUND

Country Weightings as of 09/30/2015 ††
United States	73%
Cayman Islands	19
Netherlands	3
Canada	1
Ireland	1
Israel	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of September 30, 2015

PENN SERIES FUNDS, INC.

LIMITED MATURITY BOND FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$17,028,468	$—	$17,028,468	$—
AGENCY OBLIGATION	1,443,730	—	1,443,730	—
ASSET BACKED SECURITIES	67,015,500	—	67,015,500	—
COLLATERALIZED MORTGAGE OBLIGATIONS	6,441,880	—	6,441,880	—
COMMERCIAL MORTGAGE BACKED SECURITIES	29,985,942	—	29,985,942	—
CORPORATE BONDS	85,740,825	—	85,740,825	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	8,476,212	—	8,476,212	—
SHORT-TERM INVESTMENTS	9,277,841	9,277,841	—	—
MUNICIPAL NOTES	419,059	—	419,059

TOTAL INVESTMENTS	$225,829,457	$9,277,841	$216,551,616	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATION — 0.3%
Federal National Mortgage Association — 0.3%
1.233%, 09/25/22 (Cost $1,750,474)	$1,863	$1,885,872

ASSET BACKED SECURITIES — 16.8%
Avenue CLO VI Ltd. 2007-6A 2.439%, 07/17/19 144A @,•	2,500	2,425,868
Babson CLO, Inc. 2007-I 1.537%, 01/18/21 144A @,•	2,500	2,401,145
Black Diamond CLO 2005-1 Delaware Corp. 2.245%, 06/20/17 144A @,•	3,000	2,955,366
Brentwood CLO Corp. 2006-1A 1.120%, 02/01/22 144A @,•	4,000	3,728,156
Chrysler Capital Auto Receivables Trust 2014-B 2.700%, 05/15/20 144A @	3,000	3,044,859
College Loan Corp. Trust I 2006-1 1.045%, 04/25/46 144A @,•	5,000	4,815,885
Conseco Financial Corp. 1996-10 7.240%, 11/15/28 •	421	257,179
Cratos CLO Ltd. 2007-1A D 2.733%, 05/19/21 144A @,•	3,000	2,992,542
Emerson Place CLO Ltd. 2006-1A C 1.059%, 01/15/19 144A @,•	3,200	3,017,670
Ford Credit Auto Owner Trust 2012-D 1.010%, 05/15/18	2,385	2,384,793
Gleneagles CLO Ltd. 2005-1A C 1.200%, 11/01/17 144A @,•	2,500	2,488,182
Goldentree Loan Opportunities VII Ltd. 2013-7A 1.445%, 04/25/25 144A @,•	3,000	2,955,303
Jasper CLO Ltd. 2005-1A 1.209%, 08/01/17 144A @,•	4,375	4,354,017
Keycorp Student Loan Trust 2006-A 0.636%, 09/27/35 •	5,000	4,876,515
Morgan Stanley Capital I Trust 2005-IQ10 5.577%, 09/15/42 •	1,480	1,482,870
Red River CLO Ltd. 1A C 1.020%, 07/27/18 144A @,•	3,500	3,434,294
Rockwall CDO II Ltd. 2007-1A
0.550%, 08/01/24 144A @,•	6,832	6,635,959
1.000%, 08/01/24 144A @,•	4,000	3,638,488
Rockwall CDO Ltd. 2006-1A 0.800%, 08/01/21 144A @,•	3,000	2,973,321
SACO I, Inc. 2005-4 1.094%, 06/25/35 144A @,•	408	395,560
SLC Student Loan Trust 2005-1 0.521%, 02/15/45 •	6,515	5,535,130
SLM Student Loan Trust 2004-4 0.675%, 01/27/25 •	5,800	5,576,822
SLM Student Loan Trust 2005-10 0.565%, 10/26/26 •	5,000	4,479,465
SLM Student Loan Trust 2012-6 1.194%, 04/27/43 •	7,205	6,361,446
Stone Tower CLO VII Ltd. 2007-7A 2.437%, 08/30/21 144A @,•	3,000	2,948,361

	Par (000)	Value†

Westchester CLO Ltd. 2007-1A B 0.740%, 08/01/22 144A @,•	$4,500	$4,206,231

TOTAL ASSET BACKED SECURITIES (Cost $91,837,945)		90,365,427

COMMERCIAL MORTGAGE BACKED SECURITIES — 24.2%
Banc of America Commercial Mortgage Trust 2006-1 5.372%, 09/10/45 •	1,051	1,051,638
Boca Hotel Portfolio Trust 2013-BOCA
1.357%, 08/15/26 144A @,•	305	303,864
1.957%, 08/15/26 144A @,•	1,000	997,838
CFCRE 2015-RUM B Mortgage Trust 2.357%, 07/15/30 144A @,•	3,000	2,951,244
CFCRE Commercial Mortgage Trust 2011-C1 4.961%, 04/15/44 144A @,•	1,000	1,120,555
Citigroup Deutsche Bank Commercial Mortgage Trust 2007-CD4 5.322%, 12/11/49	1,500	1,548,789
EMAC Owner Trust 2000-1 6.395%, 01/15/27 144A @,•	584	424,124
FREMF Mortgage Trust Series 2010-K6 Class B 5.533%, 12/25/46 144A @,•	7,795	8,672,616
FREMF Mortgage Trust Series 2012-K18 Class B 4.410%, 01/25/45 144A @,•	6,000	6,425,862
FREMF Mortgage Trust Series 2012-K19 Class C 4.175%, 05/25/45 144A @,•	4,500	4,658,292
FREMF Mortgage Trust Series 2012-K20 Class C 4.005%, 05/25/45 144A @,•	6,000	5,932,110
FREMF Mortgage Trust Series 2012-K21 Class C 4.071%, 07/25/45 144A @,•	4,720	4,850,251
FREMF Mortgage Trust Series 2012-K22 Class B 3.812%, 08/25/45 144A @,•	9,145	9,345,294
FREMF Mortgage Trust Series 2012-K23 Class C 3.782%, 10/25/45 144A @,•	5,000	4,923,495
FREMF Mortgage Trust Series 2012-K707 Class B 4.019%, 01/25/47 144A @,•	8,272	8,548,376
FREMF Mortgage Trust Series 2012-K710 Class C 3.950%, 06/25/47 144A @,•	5,175	5,288,632
FREMF Mortgage Trust Series 2012-K711 Class B 3.684%, 08/25/45 144A @,•	6,000	6,146,994
FREMF Mortgage Trust Series 2013-K27 Class C 3.616%, 01/25/46 144A @,•	5,000	4,940,170

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
FREMF Mortgage Trust Series 2013-K28 Class C 3.614%, 06/25/46 144A @,•	$4,751	$4,533,376
FREMF Mortgage Trust Series 2013-KF02 Class C 4.194%, 12/25/45 144A @,•	710	723,383
FREMF Mortgage Trust Series 2014-K37 Class B 4.713%, 01/25/47 144A @,•	5,825	6,297,495
FREMF Mortgage Trust Series 2014-K40 Class B 4.208%, 11/25/47 144A @,•	4,500	4,674,600
FREMF Mortgage Trust Series 2014-K41 Class B 3.961%, 11/25/47 144A @,•	5,000	4,946,015
FREMF Mortgage Trust Series 2014-K503 Class B 3.079%, 10/25/47 144A @,•	5,000	5,085,805
FREMF Mortgage Trust Series 2015-K43 Class B 3.863%, 02/25/48 144A @,•	5,000	5,122,260
FREMF Mortgage Trust Series 2015-K44 Class B 3.811%, 01/25/48 144A @,•	5,000	4,937,995
FREMF Mortgage Trust Series 2015-K45 Class B 3.714%, 04/25/48 144A @,•	5,000	4,709,835
FREMF Mortgage Trust Series 2015-K718 Class B 3.669%, 02/25/22 144A @,•	4,500	4,479,048
Hilton USA Trust 2013-HLT 4.407%, 11/05/30 144A @	1,000	1,005,487
Hilton USA Trust 2014-ORL B 1.407%, 07/15/29 144A @,•	1,500	1,478,979
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 5.420%, 01/15/49	1,397	1,449,560
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU Class B 1.707%, 12/15/28 144A @,•	1,900	1,899,350
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU Class A 1.157%, 12/15/28 144A @,•	1,000	999,762

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $129,682,868)		130,473,094

CORPORATE BONDS — 36.4%
Aerospace & Defense — 1.1%
The Boeing Co. 2.500%, 03/01/25	3,000	2,885,247
The Boeing Co. 6.625%, 02/15/38	2,140	2,853,945

		5,739,192

	Par (000)	Value†

Airlines — 3.2%
American Airlines 2015-2 Class B Pass Through Trust 4.400%, 09/22/23	$3,000	$2,955,000
Delta Air Lines 2007-1 Class A Pass Through Trust 6.821%, 08/10/22	2,324	2,696,399
Delta Air Lines 2015-1 Class B Pass Through Trust 4.250%, 07/30/23	2,000	2,010,000
UAL 2009-1 Pass Through Trust 10.400%, 11/01/16	3,137	3,362,648
US Airways 2012-1 Class A Pass Through Trust 5.900%, 10/01/24	2,586	2,857,894
US Airways 2012-2 Class B Pass Through Trust 6.750%, 06/03/21	3,142	3,338,240

		17,220,181

Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC 1.166%, 03/12/19 •	3,000	2,914,080

Banks — 2.7%
Bank of America Corp. 5.650%, 05/01/18	1,000	1,091,107
JPMorgan Chase & Co. 3.875%, 09/10/24	3,600	3,565,598
Morgan Stanley 5.950%, 12/28/17	2,050	2,234,006
State Street Corp. 4.956%, 03/15/18	4,038	4,306,846
Wells Fargo & Co. 5.375%, 11/02/43	3,000	3,303,978

		14,501,535

Biotechnology — 1.5%
Amgen, Inc. 2.700%, 05/01/22	3,000	2,941,875
Biogen Idec, Inc. 6.875%, 03/01/18	1,000	1,120,254
Genentech, Inc. 5.250%, 07/15/35	1,000	1,184,250
Gilead Sciences, Inc. 3.650%, 03/01/26	3,000	3,013,965

		8,260,344

Commercial Services — 1.6%
Drawbridge Special Opportunities Fund LP 5.000%, 08/01/21 144A @	2,000	1,955,000
ERAC USA Finance LLC 2.350%, 10/15/19 144A @	1,000	1,000,137
Massachusetts Institute of Technology 3.959%, 07/01/38	5,690	5,879,949

		8,835,086

Computers — 0.6%
Hewlett Packard Enterprise Co. 4.900%, 10/15/25 144A @	2,000	1,994,500

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Computers — (continued)
Hewlett-Packard Co. 2.600%, 09/15/17	$1,000	$1,014,836

		3,009,336

Diversified Financial Services — 2.6%
Air Lease Corp. 3.750%, 02/01/22	2,000	1,989,454
American Express Co. 6.150%, 08/28/17	4,000	4,339,960
General Electric Capital Corp. 7.500%, 08/21/35	2,263	3,235,893
JBG Rockville NCI Campus LLC 6.100%, 07/15/33 144A @	4,000	4,680,416

		14,245,723

Electric — 1.1%
Enel Finance International NV 6.250%, 09/15/17 144A @	1,000	1,083,806
Entergy Gulf States, Inc. 6.180%, 03/01/35	5,000	5,000,040

		6,083,846

Engineering & Construction — 0.4%
Sydney Airport Finance Co. Pty Ltd. 3.375%, 04/30/25 144A @	2,000	1,929,804

Food — 0.9%
The J.M. Smucker Co. 3.500%, 10/15/21	3,890	4,013,877
WM Wrigley Jr. Co. 2.400%, 10/21/18 144A @	1,000	1,017,599

		5,031,476

Forest Products & Paper — 0.5%
Georgia-Pacific LLC 3.163%, 11/15/21 144A @	2,500	2,528,925

Gas — 1.5%
Centrica PLC 5.375%, 10/16/43 144A @	1,000	1,029,585
Northwest Natural Gas Co. 7.000%, 08/01/17	5,000	5,485,560
Sabine Pass LNG LP 7.500%, 11/30/16	1,380	1,411,050

		7,926,195

Healthcare Products — 1.5%
Becton Dickinson and Co. 3.300%, 03/01/23	1,103	1,098,856
Covidien International Finance SA 6.000%, 10/15/17	1,000	1,092,091
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,000	1,020,619
St. Jude Medical, Inc. 4.750%, 04/15/43	1,000	992,340
Zimmer Biomet Holdings, Inc. 4.625%, 11/30/19	1,000	1,083,968

	Par (000)	Value†

Healthcare Products — (continued)
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/25	$3,000	$2,937,666

		8,225,540

Insurance — 0.5%
New York Life Insurance Co. 5.875%, 05/15/33 144A @	2,425	2,874,374

Investment Companies — 0.2%
Ares Capital Corp. 4.875%, 11/30/18	1,000	1,033,142

Media — 1.4%
Belo Corp. 7.750%, 06/01/27	1,000	1,080,000
CBS Corp. 4.000%, 01/15/26	2,000	1,967,560
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,344,474
Time Warner, Inc. 3.600%, 07/15/25	3,000	2,937,600

		7,329,634

Mining — 0.5%
Barrick Gold Corp. 5.250%, 04/01/42	2,000	1,565,898
Goldcorp, Inc. 3.625%, 06/09/21	1,000	963,538

		2,529,436

Miscellaneous Manufacturing — 0.6%
Siemens Financieringsmaatschappij NV 2.900%, 05/27/22 144A @	3,000	3,012,063

Oil & Gas — 2.0%
Anadarko Petroleum Corp. 4.511%, 10/10/36 ¤	7,500	2,850,000
BG Energy Capital PLC 4.000%, 10/15/21 144A @	1,000	1,062,042
BP Capital Markets PLC 2.500%, 11/06/22	2,500	2,382,872
Cnooc Finance 2015 Australia Pty Ltd. 2.625%, 05/05/20	3,000	2,957,046
Southwestern Energy Co. 4.950%, 01/23/25	2,000	1,787,486

		11,039,446

Pharmaceuticals — 2.1%
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,135,808
Johnson & Johnson 4.375%, 12/05/33	4,000	4,368,944
Perrigo Co. PLC 4.000%, 11/15/23	1,000	993,996
Wyeth LLC 5.950%, 04/01/37	4,000	4,806,112

		11,304,860

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Pipelines — 1.5%
Enterprise Products Operating LLC 3.700%, 02/15/26	$4,000	$3,779,792
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875%, 03/01/22	2,000	2,049,540
Williams Partners LP/ACMP Finance Corp. 4.875%, 05/15/23	2,500	2,312,500

		8,141,832

Real Estate Investment Trusts — 0.5%
American Tower Corp. 4.700%, 03/15/22	2,500	2,628,215

Retail — 1.5%
CVS Health Corp. 4.875%, 07/20/35	2,000	2,098,542
McDonald’s Corp. 5.700%, 02/01/39	2,610	2,995,184
Walgreens Boots Alliance, Inc. 4.800%, 11/18/44	3,000	2,875,857

		7,969,583

Software — 0.6%
Oracle Corp. 2.500%, 05/15/22	3,500	3,449,100

Telecommunications — 1.2%
Crown Castle Towers LLC 3.663%, 05/15/25 144A @	4,000	3,899,040
Verizon Communications, Inc. 2.450%, 11/01/22	3,000	2,833,026

		6,732,066

Transportation — 3.4%
BNSF Railway Co. 2015-1 Pass Through Trust 3.442%, 06/16/28 144A @	5,500	5,335,000
Canadian National Railway Co. 6.250%, 08/01/34	4,855	6,153,334
Federal Express Corp 1999 Pass Through Trust 7.650%, 01/15/22	1,091	1,281,345
FedEx Corp. 3.200%, 02/01/25	2,000	1,940,150
United Parcel Service, Inc. 6.200%, 01/15/38	2,615	3,381,514

		18,091,343

Trucking and Leasing — 0.7%
Aviation Capital Group Corp. 2.875%, 09/17/18 144A @	2,500	2,497,725
TTX Co. 5.400%, 02/15/16 144A @	1,000	1,013,778

		3,511,503

TOTAL CORPORATE BONDS (Cost $197,695,815)		196,097,860

	Par (000)	Value†
MUNICIPAL BONDS — 3.5%
Commonwealth of Virginia 4.700%, 06/01/29	$2,000	$2,138,560
Metropolitan Water District of Southern California 6.947%, 07/01/40	1,000	1,175,470
Northeast Ohio Regional Sewer District 6.038%, 11/15/40	2,385	2,720,212
Orange County Sanitation District 6.400%, 02/01/44	1,100	1,378,344
Puerto Rico Sales Tax Financing Corp. 6.050%, 08/01/36	3,325	2,011,625
San Francisco City & County Public Utilities Commission 6.950%, 11/01/50	2,000	2,776,780
South Carolina State Public Service Authority 5.784%, 12/01/41	2,000	2,344,260
Texas Transportation Commission State Highway Fund 5.178%, 04/01/30	2,000	2,288,280
West Virginia University 4.471%, 10/01/42	2,000	2,106,360

Total MUNICIPAL BONDS (Cost $17,988,806)		18,939,891

RESIDENTIAL MORTGAGE BACKED SECURITIES — 10.2%
Fannie Mae Pool — 9.4%
2.500%, 01/01/43	3,230	3,168,349
2.500%, 02/01/43	9,366	9,186,232
3.000%, 03/01/43	9,274	9,428,378
2.500%, 05/01/43	11,773	11,547,249
3.500%, 09/01/43	1,875	1,959,594
3.000%, 11/15/45	15,000	15,169,922

		50,459,724

Freddie Mac Gold Pool — 0.6%
3.500%, 01/01/41	2,514	2,623,298
3.500%, 02/01/41	759	791,467

		3,414,765

Ginnie Mae Pool — 0.2%
6.000%, 10/15/38	251	281,743
6.000%, 10/15/38	409	460,246
9.000%, 10/15/30	7	7,380

		749,369

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $53,031,373)		54,623,858

U.S. TREASURY OBLIGATIONS — 12.1%
U.S. Treasury Bond
3.000%, 05/15/45	6,500	6,651,833
1.375%, 01/31/20	5,000	5,020,310
2.125%, 01/31/21	2,600	2,683,078
2.125%, 06/30/21	5,500	5,666,287
3.125%, 02/15/43	4,000	4,188,960

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — (continued)
3.625%, 08/15/43	$2,950	$3,395,267
3.750%, 11/15/43	3,500	4,120,795
U.S. Treasury Note
0.625%, 08/31/17	4,000	3,999,844
1.750%, 05/15/23	7,250	7,188,259
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/20	5,000	5,062,660
0.250%, 01/15/25	15,000	14,486,421
0.375%, 07/15/25	2,500	2,450,768

TOTAL U.S. TREASURY OBLIGATIONS (Cost $64,318,879)		64,914,482

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	18,702,408	18,702,408
BlackRock Liquidity Funds TempFund - Institutional Shares*	447	447
Federated Prime Obligations Fund - Class I	312	312
Fidelity Institutional Prime Money Market Portfolio - Class I	272	272
Fidelity Institutional Prime Money Market Portfolio - Institutional Class	715	715
Wells Fargo Advantage Government Money Market Fund - Institutional Class	52	52
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1
TOTAL SHORT-TERM INVESTMENTS (Cost $18,704,208)		18,704,208

TOTAL INVESTMENTS — 107.0% (Cost $575,010,368)(a)		$576,004,692

Other Assets & Liabilities — (7.0)%		(37,892,343)

TOTAL NET ASSETS — 100.0%		$538,112,349

†	See Security Valuation Note.
144A @	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $575,079,951. Net unrealized appreciation/depreciation was $924,741. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,020,863 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,096,122.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

QUALITY BOND FUND

Country Weightings as of 09/30/2015 ††
United States	87%
Cayman Islands	9
Australia	1
Canada	1
Netherlands	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2015

PENN SERIES FUNDS, INC.

QUALITY BOND FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signif- icant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$64,914,482	$—	$64,914,482	$—
AGENCY OBLIGATION	1,885,872	—	1,885,872	—
ASSET BACKED SECURITIES	90,365,427	—	90,365,427	—
COMMERCIAL MORTGAGE BACKED SECURITIES	130,473,094	—	130,473,094	—
CORPORATE BONDS	196,097,860	—	196,097,860	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	54,623,858	—	54,623,858	—
MUNICIPAL BONDS	18,939,891	—	18,939,891	—
SHORT-TERM INVESTMENTS	18,704,208	18,704,208	—	—

TOTAL INVESTMENTS	$576,004,692	$18,704,208	$557,300,484	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.2%
Continental Airlines 2012-3 Class C Pass Thru Certificates 6.125%, 04/29/18 (Cost $325,000)	$325	$337,188

	Number of Shares	Value†
COMMON STOCKS — 0.4%
Diversified Financial Services — 0.0%
Sentry Holdings A Shares*~	275	291

Entertainment — 0.0%
New Cotai Participation Class B*144A @,^,~	1	33,764

Media — 0.1%
Altice N.V.*	4,116	86,121
Altice N.V.*	1,372	30,608
Liberty Global PLC LiLAC, Class C*	115	3,938
Liberty Global PLC, Series C*	2,300	94,346

		215,013

Oil & Gas — 0.1%
Seven Generations Energy Ltd. Class A*	12,820	121,139

Real Estate — 0.0%
The Howard Hughes Corp.*	600	68,844

Telecommunications — 0.2%
NII Holdings, Inc.*	13,299	86,577
T-Mobile US, Inc.*	6,400	254,784

		341,361

TOTAL COMMON STOCKS (Cost $839,178)		780,412

PREFERRED STOCKS — 0.9%
Banks — 0.3%
Ally Financial, Inc.144A @	500	501,578

Diversified Financial Services — 0.0%
Sentry Holdings B Pref Shrs*~	65,529	73,355

Oil & Gas — 0.1%
WPX Energy, Inc.*	7,450	267,082

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.*^,~	725	0

Pharmaceuticals — 0.2%
Allergan PLC Series A	337	317,946

Telecommunications — 0.3%
Crown Castle International Corp. CONV.	3,750	381,975

	Number of Shares	Value†

Telecommunications — (continued)
T-Mobile US, Inc.	1,463	$101,035

		483,010

TOTAL PREFERRED STOCKS (Cost $1,690,426)		1,642,971

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Diversified — 0.2%
American Tower Corp.	1,207	119,312
American Tower Corp.	1,325	127,505

		246,817

Storage & Warehousing — 0.1%
Iron Mountain, Inc.	6,100	189,222

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $444,258)		436,039

CORPORATE BONDS — 90.7%
Advertising — 0.7%
Lamar Media Corp. 5.875%, 02/01/22	$125	129,844
MDC Partners, Inc. 6.750%, 04/01/20 144A @	750	740,625
Outfront Media Capital LLC
5.625%, 02/15/24 144A @,^	175	177,406
5.625%, 02/15/24	225	228,094

		1,275,969

Aerospace & Defense — 0.5%
Accudyne Industries LLC 7.750%, 12/15/20 144A @	350	303,625
StandardAero Aviation Holdings, Inc. 10.000%, 07/15/23 144A @	250	247,500
TransDigm, Inc.
6.500%, 07/15/24	200	187,970
6.500%, 05/15/25 144A @	175	164,500

		903,595

Airlines — 1.3%
Air Canada 7.750%, 04/15/21 144A @	350	368,375
American Airlines 2013-1 Class B Pass Through Trust 5.625%, 01/15/21 144A @	66	68,359
American Airlines 2013-1 Class C Pass Through Trust 6.125%, 07/15/18 144A @,^	200	207,500
American Airlines Group Inc 5.500%, 10/01/19 144A @	650	657,150
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/22	70	69,650
United Continental Holdings, Inc. 6.375%, 06/01/18	325	341,250

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — (continued)
6.000%, 12/01/20	$600	$625,500

		2,337,784

Apparel — 0.4%
Levi Strauss & Co. 6.875%, 05/01/22	200	214,500
QS Wholesale, Inc. 10.000%, 08/01/20 ¤	50	3,750
The William Carter Co. 5.250%, 08/15/21	500	515,000

		733,250

Auto Manufacturers — 0.3%
Jaguar Land Rover Automotive PLC 5.625%, 02/01/23 144A @	600	589,500

Auto Parts & Equipment — 1.2%
Affinia Group, Inc. 7.750%, 05/01/21	200	210,000
Gestamp Funding Luxembourg S.A. 5.625%, 05/31/20 144A @	300	300,000
MPG Holdco I , Inc. 7.375%, 10/15/22	475	494,000
Nexteer Automotive Group Ltd. 5.875%, 11/15/21 144A @	200	194,000
Omega US Sub LLC 8.750%, 07/15/23 144A @	475	419,187
Schaeffler Holding Finance BV
6.875%, 08/15/18
PIK (Cash coupon 6.875%, PIK 7.625%) 144A @	250	257,813
PIK 6.250%, 11/15/19 144A @	200	212,000

		2,087,000

Banks — 3.0%
Ally Financial, Inc.
7.500%, 09/15/20	260	295,100
8.000%, 11/01/31	225	260,649
CIT Group, Inc.
6.625%, 04/01/18 144A @	500	528,750
5.375%, 05/15/20	300	314,250
5.000%, 08/15/22	225	224,719
Citigroup, Inc. 5.950%, 12/29/49	475	468,469
Halyk Savings Bank of Kazakhstan JSC
7.250%, 05/03/17 144A @	100	101,239
7.250%, 01/28/21 144A @	400	406,680
JPMorgan Chase & Co. 5.300%, 12/29/49 •	475	466,687
Provident Funding Associates LP 6.750%, 06/15/21 144A @	500	473,750
Sberbank of Russia Via SB Capital S.A. 6.125%, 02/07/22 144A @	400	406,432
Synovus Financial Corp.
5.125%, 06/15/17	600	610,500
7.875%, 02/15/19	300	333,000
The Goldman Sachs Group, Inc. 5.375%, 12/31/49 •	475	464,016

		5,354,241

	Par (000)	Value†

Beverages — 0.3%
Constellation Brands, Inc. 6.000%, 05/01/22	$300	$327,750
Cott Beverages, Inc. 6.750%, 01/01/20	250	256,875

		584,625

Biotechnology — 0.4%
AMAG Pharmaceuticals, Inc. 7.875%, 09/01/23 144A @	275	263,312
Concordia Healthcare Corp. 7.000%, 04/15/23 144A @	450	393,750

		657,062

Building Materials — 1.5%
Builders FirstSource, Inc. 7.625%, 06/01/21 144A @	325	338,000
Cemex Finance LLC 9.375%, 10/12/22 144A @	425	452,072
Masonite International Corp. 5.625%, 03/15/23 144A @	175	178,500
NCI Building Systems, Inc. 8.250%, 01/15/23 144A @	225	235,688
Norbord, Inc. 6.250%, 04/15/23 144A @	225	220,078
Nortek, Inc. 8.500%, 04/15/21	350	367,500
Reliance Intermediate Holdings LP 6.500%, 04/01/23 144A @	450	450,000
Summit Materials LLC 10.500%, 01/31/20	140	149,800
USG Corp. 9.750%, 01/15/18	175	194,688

		2,586,326

Chemicals — 2.1%
Ciech Group Financing AB 9.500%, 11/30/19 144A @	250	299,521
Hexion, Inc.
6.625%, 04/15/20	825	701,250
10.000%, 04/15/20	150	143,812
INEOS Group Holdings S.A. 6.125%, 08/15/18 144A @	200	188,500
Kerling PLC 10.625%, 02/01/17 144A @	325	365,369
Momentive Performance Materials, Inc. 3.880%, 10/24/21	475	365,750
Platform Specialty Products Corp. 6.500%, 02/01/22 144A @	500	430,000
PQ Corp. 8.750%, 05/01/18 144A @	475	475,000
Rayonier AM Products, Inc. 5.500%, 06/01/24 144A @	475	356,250
The Chemours Co. 6.625%, 05/15/23 144A @	100	67,250
Univar USA, Inc. 6.750%, 07/15/23 144A @	350	324,625

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Chemicals — (continued)
WR Grace & Co. 5.125%, 10/01/21 144A @	$75	$74,062

		3,791,389

Coal — 0.7%
CONSOL Energy, Inc. 8.000%, 04/01/23 144A @	475	339,340
Murray Energy Corp. 11.250%, 04/15/21 144A @	975	511,875
SunCoke Energy Partners LP
7.375%, 02/01/20 144A @	200	176,960
7.375%, 02/01/20 144A @	250	221,200

		1,249,375

Commercial Services — 3.2%
Alliance Data Systems Corp. 5.375%, 08/01/22 144A @	300	292,500
Ashtead Capital, Inc. 6.500%, 07/15/22 144A @	125	130,625
CAR, Inc. 6.125%, 02/04/20 144A @	210	207,900
CEB, Inc. 5.625%, 06/15/23 144A @	475	473,812
CoreLogic, Inc. 7.250%, 06/01/21	350	365,750
Europcar Groupe S.A. 5.750%, 06/15/22 144A @	200	225,157
FTI Consulting, Inc.
6.750%, 10/01/20	75	77,531
6.000%, 11/15/22	325	336,375
H&E Equipment Services, Inc. 7.000%, 09/01/22	150	145,500
Harland Clarke Holdings Corp. 6.875%, 03/01/20 144A @	125	112,500
Igloo Holdings Corp. PIK (Cash coupon 8.250%, PIK 9.000%) 8.250%, 12/15/17 144A @	175	175,438
Iron Mountain Europe PLC 6.125%, 09/15/22 144A @	225	339,517
Iron Mountain, Inc. 6.000%, 10/01/20 144A @	350	353,395
Laureate Education, Inc. 9.250%, 09/01/19 144A @	775	608,375
Lender Processing Services, Inc. 5.750%, 04/15/23	128	135,520
Loxam SAS 7.000%, 07/23/22 144A @	225	251,467
Monitronics International, Inc. 9.125%, 04/01/20	400	360,000
Safway Group Holding LLC 7.000%, 05/15/18 144A @	250	255,938
Truven Health Analytics, Inc. 10.625%, 06/01/20	275	287,375
United Rentals North America, Inc. 6.125%, 06/15/23	525	523,359

		5,658,034

	Par (000)	Value†

Computers — 0.2%
Dell, Inc.
5.875%, 06/15/19	$275	$284,763
4.625%, 04/01/21	100	98,000

		382,763

Cosmetics & Personal Care — 0.2%
Avon Products, Inc.
6.350%, 03/15/20	90	71,100
6.750%, 03/15/23	425	303,344

		374,444

Distribution & Wholesale — 0.4%
Matalan Finance PLC 6.875%, 06/01/19 144A @	450	633,084

Diversified Financial Services — 4.9%
Cantor Commercial Real Estate Co. LP 7.750%, 02/15/18 144A @	275	284,625
Consolidated Energy Finance S.A. 6.750%, 10/15/19 144A @	750	708,750
DBP Holding Corp. 7.750%, 10/15/20 144A @	275	187,000
E*TRADE Financial Corp. 5.375%, 11/15/22	300	318,000
General Motors Financial Co., Inc.
4.750%, 08/15/17	375	389,248
3.250%, 05/15/18	250	252,903
6.750%, 06/01/18	75	81,972
Icahn Enterprises LP 4.875%, 03/15/19	350	350,525
Jefferies LoanCore LLC 6.875%, 06/01/20 144A @	400	382,000
Ladder Capital Finance Holdings LLLP.
7.375%, 10/01/17	200	201,000
5.875%, 08/01/21144A @	175	163,625
National Financial Partners Corp. 9.000%, 07/15/21 144A @	425	410,125
Nationstar Mortgage LLC
7.875%, 10/01/20	100	91,000
6.500%, 07/01/21	825	684,750
Navient Corp.
5.000%, 10/26/20	525	440,107
5.875%, 03/25/21	275	231,344
Nord Anglia Education Finance LLC 5.750%, 07/15/22 144A @	175	184,499
Ocwen Financial Corp. 7.125%, 05/15/19 144A @	591	528,945
OneMain Financial Holdings, Inc. 6.750%, 12/15/19 144A @	275	284,625
Outerwall, Inc.
6.000%, 03/15/19	450	447,750
5.875%, 06/15/21	350	327,688
Quicken Loans, Inc. 5.750%, 05/01/25 144A @	650	610,187
Springleaf Finance Corp. 5.250%, 12/15/19	350	342,125
Transworld Systems, Inc. 9.500%, 08/15/21 144A @	375	198,750

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
Walter Investment Management Corp. 7.875%, 12/15/21	$775	$662,625

		8,764,168

Electric — 1.9%
AES Corp. 5.500%, 03/15/24	500	443,250
Calpine Corp.
5.375%, 01/15/23	300	279,750
5.500%, 02/01/24	275	255,750
Dynegy, Inc. 6.750%, 11/01/19	400	401,000
Energy Future Intermediate Holding Co. LLC 11.750%, 03/01/22 144A @,¤,~	952	943,906
GenOn Energy, Inc. 9.500%, 10/15/18	375	346,875
Infinis PLC 7.000%, 02/15/19 144A @	300	461,085
NRG Energy, Inc. 6.625%, 03/15/23	275	253,000

		3,384,616

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc. 5.500%, 06/15/25 144A @	225	219,094

Energy-Alternate Sources — 0.5%
TerraForm Power Operating LLC
9.750%, 08/15/22 144A @	425	341,062
5.875%, 02/01/23 144A @	400	353,000
6.125%, 06/15/25 144A @	225	194,625

		888,687

Engineering & Construction — 0.2%
Dycom Investments, Inc. 7.125%, 01/15/21	275	289,328

Entertainment — 2.3%
AMC Entertainment, Inc. 5.750%, 06/15/25	600	583,500
DreamWorks Animation SKG, Inc. 6.875%, 08/15/20 144A @	100	97,000
Eldorado Resorts, Inc. 7.000%, 08/01/23 144A @	200	196,500
Great Canadian Gaming Corp. 6.625%, 07/25/22 144A @	150	115,774
International Game Technology PLC
6.250%, 02/15/22 144A @	200	186,000
6.500%, 02/15/25 144A @	350	315,000
Intralot Finance Luxembourg S.A. 9.750%, 08/15/18 144A @	225	258,959
Peninsula Gaming LLC 8.375%, 02/15/18 144A @	200	206,750
Pinnacle Entertainment, Inc. 7.500%, 04/15/21	375	390,937
Regal Entertainment Group 5.750%, 03/15/22	750	736,875

	Par (000)	Value†

Entertainment — (continued)
Scientific Games International, Inc. 7.000%, 01/01/22 144A @	$300	$295,500
Shingle Springs Tribal Gaming Authority 9.750%, 09/01/21 144A @	225	235,125
WMG Acquisition Corp.
6.000%, 01/15/21 144A @	188	188,000
6.750%, 04/15/22 144A @	375	352,500

		4,158,420

Environmental Control — 0.6%
Clean Harbors, Inc.
5.250%, 08/01/20	125	126,250
5.125%, 06/01/21	175	175,875
Tervita Corp.
10.875%, 02/15/18 144A @	375	206,250
8.000%, 11/15/18 144A @	625	468,750

		977,125

Food — 1.4%
Boparan Finance PLC 5.250%, 07/15/19 144A @	300	422,056
Brakes Capital 7.125%, 12/15/18 144A @	125	194,766
Dean Foods Co. 6.500%, 03/15/23 144A @	450	456,750
JBS USA LLC 5.875%, 07/15/24 144A @	375	351,562
Minerva Luxembourg S.A. 12.250%, 02/10/22 144A @	200	216,020
Post Holdings, Inc.
6.750%, 12/01/21144A @	225	225,000
7.375%, 02/15/22	225	228,375
6.000%, 12/15/22 144A @	175	167,781
7.750%, 03/15/24 144A @	125	128,125
8.000%, 07/15/25 144A @	100	103,000
Shearer’s Foods LLC 9.000%, 11/01/19 144A @	75	79,500

		2,572,935

Forest Products & Paper — 0.4%
Cascades, Inc. 5.500%, 07/15/22 144A @	150	142,500
Mercer International, Inc.
7.000%, 12/01/19	375	378,750
7.750%, 12/01/22	200	202,000

		723,250

Gas — 0.0%
NGL Energy Partner LP 5.125%, 07/15/19	75	68,250

Hand & Machine Tools — 0.5%
Apex Tool Group LLC 7.000%, 02/01/21 144A @	675	553,500
Milacron LLC 7.750%, 02/15/21 144A @	325	331,500

		885,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Products — 0.8%
Crimson Merger Sub, Inc. 6.625%, 05/15/22 144A @	$400	$344,000
DJO Finco, Inc. 8.125%, 06/15/21 144A @	350	341,250
Hill-Rom Holdings, Inc. 5.750%, 09/01/23 144A @	150	150,375
Universal Hospital Services, Inc. 7.625%, 08/15/20	650	609,375

		1,445,000

Healthcare Services — 3.3%
Acadia Healthcare Co., Inc. 5.625%, 02/15/23	200	201,000
Community Health Systems, Inc. 6.875%, 02/01/22	1,175	1,199,922
Ephios Bondco PLC 6.250%, 07/01/22 144A @	375	417,456
Ephios Holdco II PLC 8.250%, 07/01/23 144A @	150	163,092
HCA Holdings, Inc. 6.250%, 02/15/21	275	292,875
HCA, Inc. 5.375%, 02/01/25	775	767,250
Holding Medi-Partenaires SAS 7.000%, 05/15/20 144A @	300	353,250
IASIS Healthcare LLC 8.375%, 05/15/19	450	462,938
Select Medical Corp. 6.375%, 06/01/21	650	633,750
Tenet Healthcare Corp.
3.837%, 06/15/20144A @,•	175	173,797
8.125%, 04/01/22	350	372,015
6.750%, 06/15/23	475	471,437
Wellcare Health Plans, Inc. 5.750%, 11/15/20	350	364,000

		5,872,782

Holding Companies — 1.2%
Argos Merger Sub, Inc. 7.125%, 03/15/23 144A @	350	353,937
Horizon Pharma Financing, Inc. 6.625%, 05/01/23 144A @	250	220,625
HRG Group, Inc.
7.875%, 07/15/19	250	259,375
7.875%, 07/15/19144A @	125	129,688
7.750%, 01/15/22	275	269,844
James Hardie International Finance Ltd. 5.875%, 02/15/23 144A @	275	278,437
KraussMaffei Group GmbH 8.750%, 12/15/20 144A @	200	237,999
Opal Acquisition, Inc. 8.875%, 12/15/21 144A @	350	329,437
WaveDivision Escrow LLC 8.125%, 09/01/20 144A @	25	24,375

		2,103,717

	Par (000)	Value†

Home Builders — 1.0%
CalAtlantic Group. Inc. 10.750%, 09/15/16	$175	$188,125
LSF9 Balta Issuer S.A. 7.750%, 09/15/22	325	363,157
Shea Homes LP 5.875%, 04/01/23 144A @	200	204,500
Taylor Morrison Communities, Inc. 5.875%, 04/15/23 144A @	250	250,000
William Lyon Homes, Inc.
8.500%, 11/15/20	400	429,000
7.000%, 08/15/22	375	385,312

		1,820,094

Home Furnishings — 0.4%
Dometic Group AB PIK (Cash coupon 9.50%, PIK 10.25%) 9.500%, 06/26/19 144A @	375	431,598
Tempur Sealy International, Inc. 5.625%, 10/15/23 144A @	250	250,937

		682,535

Household Products & Wares — 0.9%
Reynolds Group Issuer, Inc. 8.250%, 02/15/21	650	648,375
Spectrum Brands, Inc.
6.625%, 11/15/22	100	105,750
5.750%, 07/15/25 144A @	450	459,000
The Sun Products Corp. 7.750%, 03/15/21 144A @	425	362,312

		1,575,437

Housewares — 0.5%
Bormioli Rocco Holdings S.A. 10.000%, 08/01/18 144A @	300	345,211
RSI Home Products, Inc. 6.500%, 03/15/23 144A @	450	450,000

		795,211

Insurance — 1.3%
CNO Financial Group, Inc.
4.500%, 05/30/20	100	102,000
5.250%, 05/30/25	400	406,000
Hub Holdings LLC PIK (Cash coupon 8.125%, PIK 8.875%) 8.125%, 07/15/19 144A @	275	265,375
HUB International Ltd. 7.875%, 10/01/21 144A @	450	429,750
USI, Inc. 7.750%, 01/15/21 144A @	625	611,719
Wayne Merger Sub LLC 8.250%, 08/01/23 144A @	575	550,562

		2,365,406

Internet — 1.5%
Ancestry.Com Holdings LLC PIK (Cash coupon 9.625%, PIK 10.375%) 9.625%, 10/15/18 144A @	475	470,250
Ancestry.Com., Inc. 11.000%, 12/15/20	125	136,875

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Internet — (continued)
Cerved Group SpA 6.375%, 01/15/20 144A @	$100	$116,434
Equinix, Inc.
5.375%, 01/01/22	275	273,625
5.375%, 04/01/23	325	317,883
5.750%, 01/01/25	150	148,875
Netflix, Inc. 5.375%, 02/01/21	375	389,062
United Group BV
7.875%, 11/15/20	400	461,489
7.875%, 11/15/20	275	317,273
7.875%, 11/15/20 144A @	100	116,141

		2,747,907

Investment Companies — 0.2%
NRG Yield Operating LLC 5.375%, 08/15/24	325	285,188

Iron & Steel — 1.0%
AK Steel Corp.
7.625%, 10/01/21	450	241,875
8.375%, 04/01/22	450	227,125
ArcelorMittal 10.600%, 06/01/19	275	297,000
Bluescope Steel Finance Ltd. 7.125%, 05/01/18 144A @	350	345,625
Joseph T. Ryerson & Son, Inc.
9.000%, 10/15/17	425	379,312
11.250%, 10/15/18	309	280,418

		1,771,355

Leisure Time — 0.7%
24 Hour Holdings IIII LLC 8.000%, 06/01/22 144A @	300	231,000
Cirsa Funding Luxembourg S.A.
8.750%, 05/15/18 144A @	230	259,083
5.875%, 05/15/23 144A @	300	296,705
LTF Merger Sub, Inc. 8.500%, 06/15/23 144A @	400	378,000
Sabre GLBL, Inc. 5.375%, 04/15/23 144A @	125	123,125

		1,287,913

Lodging — 1.5%
Boyd Gaming Corp. 6.875%, 05/15/23	300	304,500
MGM Resorts International
6.625%, 12/15/21	450	461,250
6.000%, 03/15/23	475	461,344
Playa Resorts Holding BV 8.000%, 08/15/20 144A @	450	454,500
Seminole Hard Rock Entertainment, Inc. 5.875%, 05/15/21 144A @	300	295,500
Station Casinos LLC 7.500%, 03/01/21	25	26,000
Studio City Finance Ltd. 8.500%, 12/01/20 144A @	375	348,750

	Par (000)	Value†

Lodging — (continued)
Wynn Macau Ltd. 5.250%, 10/15/21 144A @	$425	$368,953

		2,720,797

Machinery — Construction & Mining — 0.4%
BlueLine Rental Finance Corp. 7.000%, 02/01/19 144A @	225	216,000
Terex Corp. 6.000%, 05/15/21	575	556,312

		772,312

Machinery — Diversified — 0.3%
Gardner Denver, Inc. 6.875%, 08/15/21 144A @	625	553,125

Media — 9.8%
AMC Networks, Inc. 4.750%, 12/15/22	475	447,688
Arqiva Broadcast Finance PLC 9.500%, 03/31/20 144A @	650	1,062,439
Cable One, Inc. 5.750%, 06/15/22 144A @	175	172,463
CCO Holdings LLC
6.625%, 01/31/22	625	629,687
5.250%, 09/30/22	400	375,000
5.125%, 05/01/23144A @	675	622,282
5.750%, 09/01/23	275	263,656
5.750%, 01/15/24	600	573,000
Central European Media Enterprises Ltd. 5.000%, 11/15/15	650	647,562
Cequel Communications Holdings I LLC 5.125%, 12/15/21 144A @	325	286,203
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/22	50	49,750
6.500%, 11/15/22	575	577,156
Cumulus Media Holdings, Inc. 7.750%, 05/01/19	225	161,438
DISH DBS Corp.
6.750%, 06/01/21	500	481,560
5.875%, 07/15/22	250	221,250
iHeartCommunications, Inc.
10.000%, 01/15/18	300	159,000
9.000%, 12/15/19	575	494,500
LGE HoldCo VI BV 7.125%, 05/15/24 144A @	325	388,578
Mediacom Broadband LLC 6.375%, 04/01/23	450	425,250
MHGE Parent LLC PIK (Cash coupon 8.500%, PIK 9.250%) 8.500%, 08/01/19 144A @	125	124,375
MPL 2 Acquisition Canco, Inc. 9.875%, 08/15/18 144A @	200	207,000
Neptune Finco Corp.
10.125%, 01/15/23 144A @	1,175	1,188,219
10.875%, 10/15/25 144A @	325	328,250
Numericable SFR S.A. 6.250%, 05/15/24 144A @	975	938,437
Sinclair Television Group, Inc.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — (continued)
6.375%, 11/01/21	$50	$50,250
6.125%, 10/01/22	300	297,000
TEGNA, Inc.
5.125%, 10/15/19	200	203,000
6.375%, 10/15/23	650	682,500
Time, Inc. 5.750%, 04/15/22 144A @	275	257,125
Townsquare Media, Inc. 6.500%, 04/01/23 144A @	361	321,290
Tribune Media Co. 5.875%, 07/15/22 144A @	775	751,750
Unitymedia GmbH 6.125%, 01/15/25 144A @	400	395,000
Unitymedia Hessen GmbH & Co. KG 5.000%, 01/15/25 144A @	600	564,000
Univision Communications, Inc.
6.750%, 09/15/22 144A @	492	509,220
5.125%, 05/15/23 144A @	350	332,500
5.125%, 02/15/25 144A @	700	656,250
Videotron Ltd. 6.875%, 07/15/21 144A @	325	258,149
VTR Finance BV 6.875%, 01/15/24 144A @	750	680,625
WideOpenWest Finance LLC 13.375%, 10/15/19	475	489,250
Ziggo Bond Finance BV 5.875%, 01/15/25 144A @	225	205,875

		17,478,527

Mining — 1.4%
Aleris International, Inc.
7.625%, 02/15/18	175	170,187
7.875%, 11/01/20	425	412,292
Eldorado Gold Corp. 6.125%, 12/15/20 144A @	400	348,000
First Quantum Minerals Ltd. 7.250%, 10/15/19 144A @	400	280,000
HudBay Minerals, Inc. 9.500%, 10/01/20	150	119,813
Lundin Mining Corp. 7.500%, 11/01/20 144A @	400	387,000
Novelis, Inc. 8.750%, 12/15/20	175	168,473
Nyrstar Netherlands Holdings BV 8.500%, 09/15/19 144A @	375	344,943
Vedanta Resources PLC 8.250%, 06/07/21 144A @	350	245,147

		2,475,855

Miscellaneous Manufacturing — 0.4%
Bombardier, Inc. 7.500%, 03/15/18 144A @	800	744,000
Momentive Performance Escrow 8.870%, 10/15/20 ¤^,~	475	0

		744,000

	Par (000)	Value†

Office & Business Equipment — 0.4%
CDW LLC 6.000%, 08/15/22	$275	$287,444
Magnolia BC S.A. 9.000%, 08/01/20 144A @	425	505,766

		793,210

Oil & Gas — 7.6%
Antero Resources Corp. 6.000%, 12/01/20	475	439,375
Chesapeake Energy Corp.
5.375%, 06/15/21	25	16,625
5.750%, 03/15/23	975	635,882
Concho Resources, Inc.
7.000%, 01/15/21	150	153,000
5.500%, 04/01/23	800	762,000
CrownRock LP
7.125%, 04/15/21 144A @	200	192,000
7.750%, 02/15/23 144A @	575	563,500
Denbury Resources, Inc. 5.500%, 05/01/22	725	431,375
EPL Oil & Gas, Inc. 8.250%, 02/15/18	250	61,250
Gulfport Energy Corp. 6.625%, 05/01/23 144A @	385	354,200
Hercules Offshore, Inc.
10.250%, 04/01/19 144A @,¤	25	5,250
8.750%, 07/15/21 144A @,¤	625	131,250
Matador Resources Co. 6.875%, 04/15/23 144A @	991	951,360
Newfield Exploration Co.
5.750%, 01/30/22	150	145,500
5.625%, 07/01/24	275	259,875
5.375%, 01/01/26	200	183,000
Noble Energy, Inc.
5.875%, 06/01/22	125	124,764
5.875%, 06/01/24	1,050	1,044,750
Pacific Exploration and Production Corp.
5.375%, 01/26/19 144A @	1,125	416,250
5.625%, 01/19/25 144A @	500	174,850
Parker Drilling Co. 6.750%, 07/15/22	225	175,500
Parsley Energy LLC 7.500%, 02/15/22 144A @	725	703,250
Penn Virginia Corp.
7.250%, 04/15/19	500	112,500
8.500%, 05/01/20	450	116,438
Petrobras Global Finance BV 6.850%, 06/05/99	194	123,675
Precision Drilling Corp.
6.625%, 11/15/20	150	130,875
6.500%, 12/15/21	75	63,750
Range Resources Corp.
5.000%, 08/15/22	100	88,500
5.000%, 03/15/23	275	243,203
4.875%, 05/15/25 144A @	475	423,344
SandRidge Energy, Inc. 8.750%, 06/01/20 144A @	350	212,187

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Seven Generations Energy Ltd.
8.250%, 05/15/20 144A @	$775	$728,500
6.750%, 05/01/23 144A @	350	301,000
SM Energy Co.
6.500%, 01/01/23	300	279,000
5.000%, 01/15/24	500	423,125
5.625%, 06/01/25	175	150,500
Whiting Petroleum Corp. 6.250%, 04/01/23	900	778,500
WPX Energy, Inc.
7.500%, 08/01/20	500	457,500
6.000%, 01/15/22	800	688,000
8.250%, 08/01/23	250	226,875
5.250%, 09/15/24	125	100,625

		13,572,903

Oil & Gas Services — 1.0%
CGG S.A.
7.750%, 05/15/17^	325	253,500
6.500%, 06/01/21	250	143,000
6.875%, 01/15/22	650	360,750
Exterran Holdings, Inc. 7.250%, 12/01/18	175	171,500
Exterran Partners LP
6.000%, 04/01/21	125	105,625
6.000%, 10/01/22	200	167,500
SESI LLC 7.125%, 12/15/21	600	588,750

		1,790,625

Packaging and Containers — 1.9%
AEP Industries, Inc. 8.250%, 04/15/19	200	203,500
Ardagh Finance Holdings S.A. PIK
8.375%, 06/15/19 144A @	275	311,914
8.625%, 06/15/19 144A @	635	630,953
Beverage Packaging Holdings Luxembourg II SA
5.625%, 12/15/16 144A @	225	221,625
6.000%, 06/15/17 144A @	450	440,438
Consolidated Container Co. LLC 10.125%, 07/15/20 144A @	375	315,000
Coveris Holding Corp. 10.000%, 06/01/18 144A @	200	206,000
Graphic Packaging International, Inc. 4.750%, 04/15/21	175	173,250
SIG Combibloc Holdings S.C.A. 7.750%, 02/15/23 144A @	700	801,739

		3,304,419

Pharmaceuticals — 2.3%
Capsugel S.A. PIK (Cash coupon 7.000%, PIK 7.75%) 7.000%, 05/15/19 144A @	400	400,000
DPx Holdings BV 7.500%, 02/01/22 144A @	300	303,000
Endo Finance LLC
6.000%, 07/15/23 144A @	475	469,063
6.000%, 02/01/25 144A @	325	315,656

	Par (000)	Value†

Pharmaceuticals — (continued)
JLL/Delta Dutch Pledgeco BV PIK (Cash coupon 8.750%, PIK 9.500%) 8.750%, 05/01/20 144A @	$425	$429,250
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/20 144A @	875	850,391
6.375%, 10/15/20 144A @	500	497,187
5.875%, 05/15/23 144A @	775	740,609

		4,005,156

Pipelines — 1.9%
MarkWest Energy Partners LP 4.500%, 07/15/23	500	458,850
Sabine Pass Liquefaction LLC
6.250%, 03/15/22	875	813,750
5.625%, 04/15/23	425	377,187
5.750%, 05/15/24	525	467,250
Targa Resources Partners LP
5.250%, 05/01/23	50	44,375
4.250%, 11/15/23	1,050	874,125
6.750%, 03/15/24 144A @	375	358,125

		3,393,662

Real Estate — 2.0%
CBRE Services, Inc. 5.000%, 03/15/23	625	628,221
Dupont Fabros Technology LP 5.875%, 09/15/21	775	794,375
Greystar Real Estate Partners LLC 8.250%, 12/01/22 144A @	200	209,000
iStar Financial, Inc.
7.125%, 02/15/18	100	102,250
5.000%, 07/01/19	450	427,500
MPT Operating Partnership LP
6.875%, 05/01/21	225	235,125
6.375%, 02/15/22	50	52,250
Omega Healthcare Investors, Inc. 5.875%, 03/15/24	25	26,063
Realogy Group LLC
9.000%, 01/15/20 144A @	100	105,500
5.250%, 12/01/21 144A @	250	251,875
The Howard Hughes Corp. 6.875%, 10/01/21 144A @	625	634,937

		3,467,096

Retail — 3.6%
Chinos Intermediate Holdings A, Inc. PIK (Cash coupon 7.75%, PIK 8.50%) 7.750%, 05/01/19 144A @	100	38,250
Dollar Tree, Inc.
5.250%, 03/01/20 144A @	150	153,810
5.750%, 03/01/23 144A @	925	959,687
Douglas GmbH 6.250%, 07/15/22 144A @	350	403,857
Ferrellgas LP
6.500%, 05/01/21	275	257,125
6.750%, 06/15/23 144A @	150	136,500
Group 1 Automotive, Inc. 5.000%, 06/01/22	175	172,375

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
Guitar Center, Inc.
6.500%, 04/15/19 144A @	$450	$414,000
9.625%, 04/15/20 144A @	225	189,000
Jo-Ann Stores, Inc. 8.125%, 03/15/19 144A @	163	150,775
New Look Secured Issuer PLC 6.500%, 07/01/22 144A @	250	359,277
New Look Senior Issuer PLC 8.000%, 07/01/23 144A @	125	174,438
New Red Finance, Inc. 4.625%, 01/15/22 144A @	250	244,425
Party City Holdings, Inc. 6.125%, 08/15/23 144A @	250	251,875
Penske Automotive Group, Inc. 5.750%, 10/01/22	200	200,500
PF Chang’s China Bistro, Inc. 10.250%, 06/30/20 144A @	375	364,688
Rite Aid Corp.
6.750%, 06/15/21	725	743,125
6.125%, 04/01/23 144A @	475	471,437
Sonic Automotive, Inc.
7.000%, 07/15/22	150	158,250
5.000%, 05/15/23	175	167,563
The Men’s Wearhouse, Inc. 7.000%, 07/01/22	175	180,273
Vista Outdoor, Inc. 5.875%, 10/01/23 144A @	225	228,375

		6,419,605

Semiconductors — 0.5%
Advanced Micro Devices, Inc.
6.750%, 03/01/19	225	155,531
7.500%, 08/15/22	225	144,000
Micron Technology, Inc. 5.250%, 08/01/23 144A @	50	45,990
NXP BV/NXP Funding LLC
5.750%, 02/15/21 144A @	200	208,000
5.750%, 03/15/23 144A @	250	260,000

		813,521

Software — 2.7%
BCP Singapore VI Cayman Financing Co. Ltd. 8.000%, 04/15/21 144A @	200	187,400
BMC Software Finance, Inc. 8.125%, 07/15/21 144A @	250	202,031
BMC Software, Inc. 7.250%, 06/01/18	225	202,500
First Data Corp.
12.625%, 01/15/21	1,000	1,136,250
10.625%, 06/15/21	650	712,562
5.375%, 08/15/23144A @	650	643,500
Infor Software Parent LLC PIK (Cash coupon 7.125%, PIK 7.875%) 7.125%, 05/01/21 144A @	575	506,000
Infor U.S., Inc. 6.500%, 05/15/22 144A @	475	435,813
MSCI, Inc.

	Par (000)	Value†

Software — (continued)
5.250%, 11/15/24 144A @	$250	$252,500
5.750%, 08/15/25 144A @	275	277,063
SS&C Technologies Holdings, Inc. 5.875%, 07/15/23 144A @	200	203,500

		4,759,119

Telecommunications — 10.5%
Alcatel-Lucent USA, Inc. 8.875%, 01/01/20 144A @	225	240,750
Altice Financing S.A. 6.625%, 02/15/23 144A @	350	336,656
Altice Finco S.A.
9.875%, 12/15/20 144A @	400	428,000
8.125%, 01/15/24 144A @	400	381,000
Altice Luxembourg S.A.
7.750%, 05/15/22 144A @	400	364,000
7.625%, 02/15/25 144A @	1,650	1,457,156
Avaya, Inc. 10.500%, 03/01/21 144A @	250	115,000
B Communications Ltd. 7.375%, 02/15/21 144A @	500	527,500
CommScope Technologies Finance LLC 6.000%, 06/15/25 144A @	400	383,752
Crown Castle International Corp. 5.250%, 01/15/23	425	449,522
Digicel Group Ltd. 8.250%, 09/30/20 144A @	750	693,750
EarthLink Holdings Corp. 7.375%, 06/01/20	175	179,813
Frontier Communications Corp. 8.875%, 09/15/20 144A @	475	465,500
Goodman Networks, Inc. 12.125%, 07/01/18	325	165,750
Hughes Satellite Systems Corp.
6.500%, 06/15/19	304	326,405
7.625%, 06/15/21	325	348,156
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	200	183,500
7.500%, 04/01/21	350	322,875
6.625%, 12/15/22	475	370,500
5.500%, 08/01/23	150	123,750
Intelsat Luxembourg S.A. 6.750%, 06/01/18	200	170,500
Level 3 Communications, Inc. 5.750%, 12/01/22	250	245,313
Level 3 Financing, Inc.
7.000%, 06/01/20	325	336,375
6.125%, 01/15/21	75	77,101
5.625%, 02/01/23	150	147,375
Sable International Finance Ltd.
8.750%, 02/01/20 144A @	200	209,750
6.875%, 08/01/22 144A @	450	453,375
Sprint Communications, Inc. 11.500%, 11/15/21	800	792,000
Sprint Corp. 7.125%, 06/15/24	1,725	1,327,560
T-Mobile USA, Inc.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
6.250%, 04/01/21	$450	$448,425
6.633%, 04/28/21	450	451,125
6.000%, 03/01/23	1,350	1,302,750
6.500%, 01/15/24	100	96,938
6.375%, 03/01/25	175	168,000
TBG Global Pte Ltd. 5.250%, 02/10/22	200	184,974
UPC Holding BV
6.750%, 03/15/23 144A @	200	239,384
6.750%, 03/15/23 144A @	375	413,169
UPCB Finance VI Ltd. 6.875%, 01/15/22 144A @	203	213,384
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/21 144A @	200	204,126
VimpelCom Holdings BV
5.200%, 02/13/19 144A @	200	195,500
7.504%, 03/01/22 144A @	450	451,125
Virgin Media Finance PLC
7.000%, 04/15/23 144A @	275	428,772
6.000%, 10/15/24 144A @	200	192,500
Virgin Media Secured Finance PLC 5.250%, 01/15/26 144A @	200	184,000
Wind Acquisition Finance S.A.
4.750%, 07/15/20 144A @	400	396,000
7.375%, 04/23/21 144A @	1,500	1,481,250

		18,674,106

Textiles — 0.3%
Springs Industries, Inc. 6.250%, 06/01/21	450	445,500

Transportation — 0.2%
OPE Kag Finance Sub, Inc. 7.875%, 07/31/23 144A @	175	177,625
Watco Cos. LLC 6.375%, 04/01/23 144A @	250	247,500

		425,125

TOTAL CORPORATE BONDS (Cost $173,595,595)		161,490,522

LOAN AGREEMENTS — 6.8%‡
Auto Manufacturers — 0.2%
Navistar, Inc. 6.500%, 07/21/20 •	375	365,625

Chemicals — 0.4%
Solenis International LP 7.750%, 07/31/22 •	675	642,377

Coal — 0.2%
Murray Energy Corp. 7.500%, 04/16/20 •	574	444,350

	Par (000)	Value†

Commercial Services — 0.2%
Kronos, Inc. 9.750%, 04/30/20 •	$375	$381,330

Diversified Financial Services — 0.7%
Onex Wizard Acquisition 4.250%, 03/11/22	821	818,960
Terra-Gen Finance Co., LLC 5.250%, 12/09/21	294	284,800
Vantiv LLC 3.750%, 06/13/21 •	232	232,323

		1,336,083

Entertainment — 1.0%
Delta 2 (Lux) S.a.r.l.
4.750%, 07/30/21	925	905,927
7.750%, 07/29/22	200	192,000
Lions Gate Entertainment Co. 5.000%, 03/17/22	175	175,219
Peninsula Gaming LLC 4.250%, 11/20/17 •	318	317,529
William Morris Endeavor Entertainment LLC 8.250%, 05/06/22 •	300	284,250

		1,874,925

Healthcare Services — 0.2%
Surgery Center Holdings 5.250%, 11/03/20 •	273	273,055

Insurance — 1.0%
Asurion LLC
5.000%, 05/24/19•	280	266,781
8.500%, 03/03/21	950	851,200
5.000%, 08/04/22•	648	611,599

		1,729,580

Internet — 0.1%
Ancestry.Com, Inc. 5.000%, 08/29/22	275	272,594

Leisure Time — 0.2%
Life Time Fitness, Inc. 4.250%, 06/10/22 •	374	372,114

Machinery—Diversified — 0.3%
Gardner Denver, Inc. 4.250%, 07/30/20 •	496	466,210

Media — 0.6%
CSC Holdings LLC 5.000%, 09/21/22	725	720,288
Cumulus Media Holdings Inc 4.250%, 12/23/20 •	200	167,000
McGraw-Hill Global Education Holdings LLC 4.750%, 03/22/19 •	167	166,966

		1,054,254

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Oil & Gas — 0.1%
C&J Energy Services Ltd. 6.500%, 03/24/20	$173	$119,198
Pacific Drilling 4.500%, 06/03/18	198	116,549

		235,747

Packaging and Containers — 0.2%
Berry Plastics Corp. 4.000%, 09/09/22 •	300	299,202

Pipelines — 0.0%
Azure Midstream Energy LLC 7.500%, 11/15/18 •	0	0

Retail — 1.4%
Academy Ltd 5.000%, 07/01/22 •	748	743,438
JC Penney Corp. 6.000%, 05/22/18 •	857	851,454
PetSmart, Inc. 4.250%, 03/11/22 •	374	373,090
PF Chang’s China Bistro, Inc. 4.250%, 06/22/19 •	474	464,576

		2,432,558

TOTAL LOAN AGREEMENTS‡ (Cost $12,582,615)		12,180,004

	Number of Shares	Value†
WARRANTS — 0.0%
Sentry Holdings Warrants 01/02/24 ~ (Cost $0)	19	20

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	293,270	293,270
T. Rowe Price Reserve Investment Fund	500,677	500,677
TOTAL SHORT-TERM INVESTMENTS (Cost $793,947)		793,947

TOTAL INVESTMENTS — 99.8% (Cost $190,271,019)(a)		$177,661,103

Other Assets & Liabilities — 0.2%		395,898

TOTAL NET ASSETS — 100.0%		$178,057,001

‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2015. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
*	Non-income producing security.
144A @	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at September 30, 2015 is 672,170.
•	Variable Rate Security.
¤	Defaulted Security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2015 is $107,410.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $190,014,859. Net unrealized depreciation was $12,721,541. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,022,437 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $13,743,978.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

OJSC — Open Joint Stock Company

PIK — Payment in Kind Security.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

HIGH YIELD BOND FUND

Country Weightings as of 09/30/2015 ††
United States	74%
Luxembourg	7
Canada	5
Netherlands	4
United Kingdom	3
France	2
Cayman Islands	1
Other	4

Total	100%

††	% of total investments as of September 30, 2015

PENN SERIES FUNDS, INC.

HIGH YIELD BOND FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$780,412	$746,357	$291	$33,764
REAL ESTATE INVESTMENT TRUSTS	436,039	436,039	—	—
PREFERRED STOCKS
Banks	501,578	—	501,578	—
Diversified Financial Services	73,355	—	73,355	—
Oil & Gas	267,082	267,082	—	—
Packaging and Containers	—	—	—	—
Pharmaceuticals	317,946	317,946	—	—
Telecommunications	483,010	483,010	—	—
ASSET BACKED SECURITIES	337,188	—	337,188	—
CORPORATE BONDS	161,490,522	—	161,490,522	—
LOAN AGREEMENTS	12,180,004	—	12,180,004	—
WARRANTS	20	—	20	—
SHORT-TERM INVESTMENTS	793,947	793,947	—	—

TOTAL INVESTMENTS	$177,661,103	$3,044,381	$174,582,958	$33,764

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2014	$27,838
Change in Appreciation/(Depreciation)	5,926

Balance as of 9/30/2015	$33,764

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
AGENCY OBLIGATION — 0.2%
Banks — 0.2%
KFW 0.500%, 04/19/16 (Cost $6,654,242)	$6,658	$6,660,597

ASSET BACKED SECURITIES — 0.2%
Continental Airlines 2009-2 Class A, Pass Through Trust 7.250%, 11/10/19	613	688,359
Continental Airlines 2012-1 Class A, Pass Through Trust 4.150%, 04/11/24	1,992	2,037,283
Continental Airlines 2012-1 Class B, Pass Through Trust 6.250%, 04/11/20	371	386,795
DB Master Finance LLC 2015-1A A21 3.262%, 02/20/45 144A @	1,458	1,466,484
Wendys Funding LLC 2015-1A A21 3.371%, 06/15/45 144A @	2,320	2,331,396

TOTAL ASSET BACKED SECURITIES (Cost $6,767,478)		6,910,317

	Number of Shares	Value†
COMMON STOCKS — 60.7%
Aerospace & Defense — 0.7%
The Boeing Co.	169,300	22,169,833

Agriculture — 1.5%
Altria Group, Inc.	348,400	18,952,960
Philip Morris International, Inc.	342,600	27,178,458

		46,131,418

Auto Parts & Equipment — 1.7%
Johnson Controls, Inc.	1,275,200	52,742,272

Banks — 2.8%
The Bank of New York Mellon Corp.	2,257,200	88,369,380

Beverages — 1.1%
PepsiCo, Inc.	298,400	28,139,120
SABMiller PLC	92,008	5,210,196

		33,349,316

Chemicals — 0.9%
Cytec Industries, Inc.	407,800	30,116,030

Commercial Services — 1.3%
Tyco International PLC	1,198,300	40,095,118

Computers — 1.4%
IHS, Inc., Class A*	135,000	15,660,000
NetScout Systems, Inc.*	833,679	29,487,226

		45,147,226

Diversified Financial Services — 2.0%
Affiliated Managers Group, Inc.*	94,200	16,107,258
BlackRock, Inc.	52,200	15,527,934

	Number of Shares	Value†

Diversified Financial Services — (continued)
Visa, Inc., Class A	453,700	$31,604,742

		63,239,934

Diversified Operations — 0.7%
Pentair PLC	428,300	21,860,432

Electric — 4.2%
FirstEnergy Corp.	1,121,300	35,107,903
PG&E Corp.	1,337,800	70,635,840
Xcel Energy, Inc.	761,100	26,950,551

		132,694,294

Electrical Components & Equipment — 1.4%
AMETEK, Inc.	845,600	44,241,792

Electronics — 4.4%
PerkinElmer, Inc.	688,100	31,625,076
Sensata Technologies Holding N.V.*	232,900	10,326,786
TE Connectivity Ltd.	154,900	9,276,961
Thermo Fisher Scientific, Inc.	703,800	86,060,664

		137,289,487

Food — 1.4%
Compass Group PLC	986,663	15,759,809
General Mills, Inc.	134,700	7,560,711
Mondelez International, Inc., Class A	360,800	15,106,696
The Kraft Heinz Co.	91,600	6,465,128

		44,892,344

Healthcare Products — 2.4%
Becton Dickinson & Co.	535,334	71,017,409
Henry Schein, Inc.*	33,678	4,469,744

		75,487,153

Healthcare Services — 3.8%
Aetna Inc	407,300	44,562,693
Anthem, Inc.	255,500	35,770,000
UnitedHealth Group, Inc.	342,700	39,756,627

		120,089,320

Insurance — 4.1%
Marsh & McLennan Cos., Inc.	2,434,100	127,108,702
Willis Group Holdings PLC	45,300	1,855,941

		128,964,643

Internet — 1.0%
Google, Inc., Class A*	12,500	7,979,625
Google, Inc., Class C*	41,416	25,198,323

		33,177,948

Machinery — Diversified — 1.4%
IDEX Corp.	248,500	17,718,050
Roper Industries, Inc.	172,600	27,046,420

		44,764,470

Media — 0.6%
Liberty Global PLC LiLAC, Class A*	41,500	1,398,135
Liberty Global PLC LiLAC, Class C*	42,660	1,460,678
Liberty Global PLC, Class A*	134,000	5,753,960
Liberty Global PLC, Series C*	277,200	11,370,744

		19,983,517

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 3.9%
Danaher Corp.	1,436,370	$122,393,088

Oil & Gas — 1.3%
Canadian Natural Resources Ltd.	2,100,500	40,854,725

Pharmaceuticals — 6.0%
Abbott Laboratories	911,200	36,648,464
Allergan PLC*	263,040	71,496,902
Eli Lilly & Co.	188,800	15,800,672
Pfizer, Inc.	1,168,743	36,710,218
Zoetis, Inc.	668,686	27,536,489

		188,192,745

Retail — 4.7%
AutoZone, Inc.*	123,699	89,537,047
CVS Health Corp.	292,700	28,239,696
Lowe’s Cos., Inc.	370,200	25,514,184
O’Reilly Automotive, Inc.*	15,100	3,775,000

		147,065,927

Semiconductors — 0.3%
Texas Instruments, Inc.	196,700	9,740,584

Software — 5.2%
Fiserv, Inc.*	1,126,300	97,548,843
Microsoft Corp.	1,221,900	54,081,294
SS&C Technologies Holdings, Inc.	173,000	12,116,920

		163,747,057

Telecommunications — 0.5%
SBA Communications Corp., Class A, Class A*	153,600	16,088,064

TOTAL COMMON STOCKS (Cost $1,633,007,237)		1,912,888,117

REAL ESTATE INVESTMENT TRUSTS — 3.7%
Diversified — 2.6%
American Tower Corp.	724,197	63,714,852
American Tower Corp.	180,218	17,342,378

		81,057,230

Storage & Warehousing — 1.0%
Iron Mountain, Inc.	1,041,794	32,316,450

Telecommunications — 0.1%
Crown Castle International Corp.	36,800	2,902,416

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $115,976,691)		116,276,096

PREFERRED STOCKS — 2.3%
Banks — 0.2%
State Street Corp.	86,000	2,171,500
U.S. Bancorp, Series F•	71,000	2,039,120

	Number of Shares	Value†

Banks — (continued)
U.S. Bancorp, Series G•	90,000	$2,369,700

		6,580,320

Diversified Financial Services — 0.1%
The Charles Schwab Corp.*	150,000	3,775,500

Electric — 0.5%
SCE Trust I	83,775	2,054,163
SCE Trust II	14,730	347,186
SCE Trust III•	161,355	4,346,904
SCE Trust IV*•	340,000	8,755,000

		15,503,253

Pharmaceuticals — 1.2%
Allergan PLC Pref Shs Series A	40,598	38,302,589

Telecommunications — 0.3%
T-Mobile US, Inc.	100,463	6,937,975

TOTAL PREFERRED STOCKS (Cost $70,821,955)		71,099,637

	Par (000)	Value†
CORPORATE BONDS — 20.2%
Advertising — 0.1%
Lamar Media Corp.
5.875%, 02/01/22	$900	934,875
5.000%, 05/01/23	850	837,250

		1,772,125

Aerospace & Defense — 0.1%
Harris Corp. 1.999%, 04/27/18	1,080	1,076,071
Moog, Inc. 5.250%, 12/01/22 144A @	650	650,000

		1,726,071

Airlines — 0.1%
Continental Airlines 2009-1 Pass Through Trust 9.000%, 07/08/16	683	717,501
Delta Air Lines 2009-1, Class A Pass Through Trust 7.750%, 12/17/19	461	525,168
Delta Air Lines 2011-1, Class A Pass Through Trust 5.300%, 04/15/19	457	488,332
US Airways 2010-1 Class A, Pass Through Trust 6.250%, 04/22/23	1,832	2,042,857
US Airways 2010-1 Class B, Pass Through Trust 8.500%, 04/22/17 ^	194	207,663
US Airways 2012-2 Class A, Pass Through Trust 4.625%, 06/03/25	255	266,850

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — (continued)
US Airways 2012-2 Class B Pass Through Trust 6.750%, 06/03/21 ^	$489	$519,812
US Airways 2013-1 Class A, Pass Through Trust 3.950%, 11/15/25	5	4,714
US Airways 2013-1 Class B, Pass Through Trust 5.375%, 11/15/21	5	4,980

		4,777,877

Apparel — 0.2%
Hanesbrands, Inc. 6.375%, 12/15/20	4,375	4,528,125
Levi Strauss & Co. 6.875%, 05/01/22	2,175	2,332,688

		6,860,813

Banks — 0.6%
Bank of New York Mellon Corp. 4.950%, 12/29/49 •	4,120	4,058,200
JPMorgan Chase & Co. 5.300%, 12/29/49 •	10,255	10,075,537
Regions Bank 7.500%, 05/15/18	75	84,087
State Street Corp. 5.250%, 12/29/49 •	4,360	4,360,000
Synovus Financial Corp. 5.125%, 06/15/17	105	106,838

		18,684,662

Beverages — 0.0%
PepsiCo, Inc. 1.250%, 04/30/18	1,035	1,034,121

Chemicals — 0.2%
Cytec Industries, Inc. 3.950%, 05/01/25	3,680	3,620,196
The Valspar Corp. 3.950%, 01/15/26	1,820	1,858,271

		5,478,467

Commercial Services — 0.1%
Iron Mountain, Inc. 6.000%, 10/01/20 144A @	2,975	3,003,858

Diversified Financial Services — 2.0%
American Honda Finance Corp. 0.950%, 05/05/17	2,200	2,196,000
Caterpillar Financial Services Corp.
0.700%, 11/06/15	1,585	1,585,567
1.250%, 11/06/17	2,345	2,342,688
2.250%, 12/01/19	1,155	1,159,277
Ford Motor Credit Co. LLC
2.500%, 01/15/16	2,190	2,200,286
1.561%, 05/09/16•	3,755	3,766,836
4.250%, 02/03/17	1,340	1,384,688
0.956%, 03/27/17•	7,660	7,552,147
1.461%, 03/27/17	10,560	10,499,850

	Par (000)	Value†

Diversified Financial Services — (continued)
6.625%, 08/15/17	$1,675	$1,808,260
0.852%, 09/08/17•	4,325	4,237,406
0.902%, 12/06/17•	6,325	6,248,474
1.724%, 12/06/17	2,150	2,135,602
2.145%, 01/09/18	2,960	2,949,927
5.000%, 05/15/18	1,800	1,914,457
2.375%, 03/12/19	4,275	4,241,039
2.597%, 11/04/19	4,350	4,305,417
International Lease Finance Corp. 2.287%, 06/15/16 •	2,905	2,890,475
National Rural Utilities Cooperative Finance Corp. 0.950%, 04/24/17	1,050	1,048,488

		64,466,884

Electric — 0.2%
Berkshire Hathaway Energy Co.
2.400%, 02/01/20	2,550	2,559,121
3.500%, 02/01/25	2,655	2,669,868
CMS Energy Corp.
6.550%, 07/17/17	895	971,475
8.750%, 06/15/19	415	510,308
Otter Tail Corp. 9.000%, 12/15/16 ^	890	966,763

		7,677,535

Electronics — 0.0%
Amphenol Corp. 1.550%, 09/15/17	920	920,619

Engineering & Construction — 0.1%
SBA Communications Corp. 4.875%, 07/15/22	1,875	1,839,844

Entertainment — 0.1%
Cedar Fair LP 5.250%, 03/15/21	1,925	1,949,063
Six Flags Entertainment Corp. 5.250%, 01/15/21 144A @	225	225,000

		2,174,063

Food — 0.1%
B&G Foods, Inc. 4.625%, 06/01/21	1,525	1,467,813
The Hershey Co. 3.200%, 08/21/25	880	895,125

		2,362,938

Gas — 0.1%
Southern California Gas Co. 3.200%, 06/15/25	3,225	3,287,904

Healthcare Products — 0.5%
Becton Dickinson and Co.
1.800%, 12/15/17	3,590	3,605,735
2.675%, 12/15/19	2,175	2,199,327
Danaher Corp. 3.350%, 09/15/25	2,200	2,244,159
Medtronic, Inc.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Products — (continued)
1.500%, 03/15/18	$4,025	$4,008,868
2.500%, 03/15/20	2,845	2,883,319

		14,941,408

Healthcare Services — 2.0%
Centene Corp. 5.750%, 06/01/17	2,100	2,189,250
Community Health Systems, Inc.
5.125%, 08/15/18	2,300	2,351,750
7.125%, 07/15/20	3,695	3,842,800
5.125%, 08/01/21	1,225	1,246,438
DaVita HealthCare Partners, Inc.
5.750%, 08/15/22	15,165	15,771,600
5.125%, 07/15/24	15,035	14,764,370
5.000%, 05/01/25	3,900	3,744,000
Fresenius Medical Care U.S. Finance II, Inc.
5.625%, 07/31/19144A @	3,575	3,816,312
5.875%, 01/31/22144A @	1,900	2,037,750
HCA, Inc.
8.000%, 10/01/18	2,785	3,146,771
6.500%, 02/15/20	2,125	2,316,250
Roche Holdings, Inc. 3.350%, 09/30/24 144A @	3,055	3,124,474
UnitedHealth Group, Inc. 1.400%, 12/15/17	1,545	1,543,412
Wellcare Health Plans, Inc. 5.750%, 11/15/20	1,800	1,872,000

		61,767,177

Insurance — 0.1%
Marsh & McLennan Cos., Inc.
2.350%, 03/06/20	1,205	1,213,671
3.750%, 03/14/26	925	930,109

		2,143,780

Internet — 0.3%
Amazon.com, Inc.
2.600%, 12/05/19	4,155	4,257,795
3.800%, 12/05/24	2,065	2,113,783
The Priceline Group, Inc. 0.350%, 06/15/20	2,323	2,728,073

		9,099,651

Lodging — 0.2%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625%, 10/15/21	6,450	6,659,625

Machinery — Diversified — 0.6%
Case New Holland Industrial, Inc. 7.875%, 12/01/17	341	359,755
CNH Industrial Capital LLC
3.875%, 11/01/15	1,500	1,496,250
6.250%, 11/01/16	5,400	5,501,250
3.250%, 02/01/17	3,225	3,164,531
3.625%, 04/15/18	5,700	5,539,716
Xylem, Inc. 3.550%, 09/20/16	1,300	1,327,134

	Par (000)	Value†

Machinery — Diversified — (continued)
4.875%, 10/01/21	$415	$454,820

		17,843,456

Media — 1.6%
Cablevision Systems Corp. 7.750%, 04/15/18	1,950	1,950,000
CCO Holdings LLC 7.375%, 06/01/20	3,950	4,103,063
CCO Safari II LLC 3.579%, 07/23/20 144A @	2,225	2,208,611
Cequel Communications Holdings I LLC 6.375%, 09/15/20 144A @	3,550	3,341,438
DISH DBS Corp.
7.125%, 02/01/16	8,225	8,286,687
4.625%, 07/15/17	600	598,890
Unitymedia GmbH 6.125%, 01/15/25 144A @	4,275	4,221,562
Unitymedia Hessen GmbH & Co. KG 5.500%, 01/15/23 144A @	4,100	4,094,875
Univision Communications, Inc.
8.500%, 05/15/21144A @	4,875	5,070,000
6.750%, 09/15/22144A @	15,169	15,699,915
5.125%, 05/15/23144A @	2,700	2,565,000

		52,140,041

Miscellaneous Manufacturing — 0.1%
Tyco International Finance SA 3.900%, 02/14/26	2,190	2,217,541

Oil & Gas — 3.1%
Canadian Natural Resources Ltd. 1.750%, 01/15/18	1,000	988,481
Chesapeake Energy Corp. 3.250%, 03/15/16	1,275	1,249,755
Chevron Corp.
0.499%, 03/02/18•	525	521,815
1.365%, 03/02/18	4,400	4,403,982
Concho Resources, Inc.
7.000%, 01/15/21	11,515	11,745,300
6.500%, 01/15/22	5,400	5,319,000
5.500%, 10/01/22	2,425	2,309,812
5.500%, 04/01/23	6,450	6,143,625
Diamondback Energy, Inc. 7.625%, 10/01/21	2,150	2,257,500
EQT Corp.
6.500%, 04/01/18	1,620	1,752,088
8.125%, 06/01/19	1,754	2,060,854
4.875%, 11/15/21	8,005	8,150,675
Range Resources Corp.
5.750%, 06/01/21	10,450	9,849,125
5.000%, 08/15/22	17,050	15,089,250
5.000%, 03/15/23	20,775	18,372,891
4.875%, 05/15/25144A @	275	245,094
Shell International Finance BV 0.762%, 05/11/20 •	6,720	6,632,257

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
WPX Energy, Inc. 5.250%, 01/15/17	$2,300	$2,288,500

		99,380,004

Packaging and Containers — 0.1%
Rexam PLC 6.750%, 06/29/67 •	1,700	1,894,841

Pharmaceuticals — 0.2%
Eli Lilly & Co. 1.250%, 03/01/18	2,200	2,198,695
Johnson & Johnson
1.125%, 11/21/17	1,360	1,368,750
3.375%, 12/05/23	1,080	1,142,828
Novartis Capital Corp. 3.400%, 05/06/24	875	905,675
Omnicare, Inc. 5.000%, 12/01/24	1,125	1,220,625

		6,836,573

Pipelines — 1.6%
Energy Transfer Partners LP
4.150%, 10/01/20	1,925	1,947,166
4.900%, 02/01/24	2,465	2,350,178
MarkWest Energy Partners LP
5.500%, 02/15/23	11,910	11,537,812
4.500%, 07/15/23	16,225	14,889,682
4.875%, 12/01/24	3,175	2,905,125
ONEOK Partners LP 2.000%, 10/01/17	830	824,703
Targa Resources Partners LP
5.000%, 01/15/18144A @	6,400	6,096,000
4.125%, 11/15/19144A @	1,325	1,189,188
6.875%, 02/01/21	5,100	4,934,250
5.250%, 05/01/23	2,775	2,462,813
4.250%, 11/15/23	3,325	2,768,063

		51,904,980

Real Estate — 0.0%
CBRE Services, Inc. 5.000%, 03/15/23	900	904,638

Real Estate Investment Trusts — 0.3%
American Tower Corp.
3.500%, 01/31/23	925	891,149
5.000%, 02/15/24	1,535	1,612,748
Crown Castle International Corp. 4.875%, 04/15/22	5,150	5,353,425
Iron Mountain, Inc. 7.750%, 10/01/19	1,175	1,220,825

		9,078,147

Retail — 1.2%
AmeriGas Finance LLC
6.250%, 08/20/19	600	606,000
6.750%, 05/20/20	675	683,438
7.000%, 05/20/22	1,525	1,563,125
AutoZone, Inc. 2.500%, 04/15/21	1,915	1,897,070

	Par (000)	Value†

Retail — (continued)
CVS Health Corp. 3.875%, 07/20/25	$5,500	$5,669,444
Group 1 Automotive, Inc. 5.000%, 06/01/22	2,050	2,019,250
L Brands, Inc.
6.900%, 07/15/17	1,800	1,944,000
8.500%, 06/15/19	900	1,050,750
7.000%, 05/01/20	900	1,017,000
6.625%, 04/01/21	1,925	2,141,562
5.625%, 02/15/22	1,625	1,718,438
5.625%, 10/15/23	5,725	6,082,812
Penske Automotive Group, Inc. 5.375%, 12/01/24	1,325	1,298,500
Rite Aid Corp. 9.250%, 03/15/20	8,215	8,728,437
Suburban Propane Partners LP 7.375%, 08/01/21	750	781,875

		37,201,701

Semiconductors — 1.0%
NXP BV/NXP Funding LLC
3.500%, 09/15/16144A @	2,275	2,286,375
3.750%, 06/01/18144A @	16,075	16,115,187
5.750%, 02/15/21144A @	5,075	5,278,000
5.750%, 03/15/23144A @	7,300	7,592,000

		31,271,562

Software — 0.3%
Fiserv, Inc. 2.700%, 06/01/20	5,175	5,215,779
IMS Health, Inc. 6.000%, 11/01/20 144A @	875	896,875
SS&C Technologies Holdings, Inc. 5.875%, 07/15/23 144A @	2,925	2,976,187

		9,088,841

Telecommunications — 3.0%
Crown Castle International Corp. 5.250%, 01/15/23	8,015	8,477,465
SBA Communications Corp. 5.625%, 10/01/19	2,975	3,071,687
SBA Telecommunications, Inc. 5.750%, 07/15/20	8,575	8,832,250
Sprint Communications, Inc. 9.000%, 11/15/18 144A @	3,240	3,399,732
T-Mobile USA, Inc.
6.542%, 04/28/20	11,675	11,864,719
6.625%, 11/15/20	5,475	5,563,969
Telesat Canada 6.000%, 05/15/17 144A @	2,595	2,611,219
UPC Holding BV 6.375%, 09/15/22 144A @	2,275	2,707,335
UPCB Finance V Ltd. 7.250%, 11/15/21 144A @	14,697	15,560,449
UPCB Finance VI Ltd. 6.875%, 01/15/22 144A @	21,850	23,024,648
Virgin Media Secured Finance PLC
5.375%, 04/15/21144A @	4,478	4,505,484

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
6.000%, 04/15/21144A @	$1,215	$1,856,659
5.250%, 01/15/26144A @	3,450	3,174,000

		94,649,616

TOTAL CORPORATE BONDS (Cost $647,291,897)		635,091,363

LOAN AGREEMENTS — 4.4%‡
Apparel — 0.0%
Hanesbrands, Inc. 3.250%, 04/29/22 •	647	648,904

Beverages — 0.4%
De Master Blenders•
4.250%, 07/02/22	2,250	2,513,886
4.250%, 07/02/22	9,200	9,185,648
		11,699,534
Commercial Services — 0.3%
Kronos, Inc.
4.500%, 10/30/19•	5,452	5,426,531
9.750%, 04/30/20•	3,772	3,835,714

		9,262,245

Diversified Financial Services — 0.1%
Hilton Worldwide Finance LLC 3.500%, 10/26/20 •	3,984	3,970,247

Electric — 0.0%
Texas Competitive Electric Holdings Co. LLC 07/09/15 — 07/14/15 3.750%, 05/05/16 •	1,016	1,014,826

Entertainment — 0.1%
Kasima LLC 7/31/15 — 9/30/15 3.250%, 05/17/21 •	581	578,826
Peninsula Gaming LLC 4.250%, 11/20/17 •	3,025	3,016,530

		3,595,356

Food — 0.3%
Pinnacle Foods Finance LLC
3.000%, 04/29/20•	4,246	4,231,647
3.000%, 04/29/20•	3,773	3,759,531

		7,991,178

Healthcare Services — 0.9%
Davita Healthcare Partners, Inc. 3.500%, 06/24/21 •	9,459	9,433,602
HCA, Inc. 2.944%, 03/31/17 •	18,494	18,469,063

		27,902,665

Holding Companies — 1.2%
Intelsat Jackson Holdings 3.750%, 06/30/19	37,396	36,339,899

Media — 0.2%
Cequel Communications LLC 3.500%, 02/14/19 •	3,518	3,467,538

	Par (000)	Value†

Media — (continued)
Charter Communications Operating LLC
3.000%, 07/01/20•	$2,077	$2,049,935
3.000%, 01/03/21•	1,450	1,423,987
Univision Communications, Inc. 4.000%, 03/01/20 •	248	246,252

		7,187,712

Telecommunications — 0.9%
First Data Corp.
3.696%, 03/23/18•	1,000	990,940
3.696%, 09/24/18•	250	247,375
Telesat Canada
4.273%, 03/28/17•	660	493,949
3.500%, 03/28/19•	5,391	5,338,802
4.430%, 03/28/19•,^	3,666	2,726,214
UPC Financing Partnership 3.250%, 06/30/21 •	19,275	18,889,500

		28,686,780

TOTAL LOAN AGREEMENTS (Cost $141,142,605)		138,299,346

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 8.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	10,276,604	10,276,604
T. Rowe Price Reserve Investment Fund	255,929,928	255,929,928

TOTAL SHORT-TERM INVESTMENTS (Cost $266,206,532)		266,206,532

TOTAL INVESTMENTS — 100.1% (Cost $2,887,868,637)(a)		$3,153,432,005

Other Assets & Liabilities — (0.1)%		(3,704,586)

TOTAL NET ASSETS — 100.0%		$3,149,727,419

	Number of Contracts	Value†
WRITTEN OPTIONS
Call Options
Altria Group, Inc., $55.00, 01/15/16	(1,917)	(391,068)
American Tower, $110.00, 01/15/16	(557)	(8,355)
Ameriican Tower, $105.00, 01/15/16	(464)	(2,320)
Boeing, $140.00, 01/5/16	(62)	(18,600)
Crown Castle International, $90.00, 01/15/16	(368)	(1,840)
CVS, $110.00, 01/15/16	(786)	(56,592)
CVS, $115, 01/15/16	(237)	(6,399)
CVS, $120, 01/15/16	(237)	(3,555)
CVS, $90.00, 01/15/16	(546)	(481,026)
CVS, $95.00, 01/15/16	(545)	(321,550)
Google, $590.00, 01/15/16	(57)	(381,330)
Google, $590.00, 01/15/16	(79)	(361,820)
Google, $700.00, 01/15/16	(255)	(178,500)
Liberty Global , $60.00, 01/15/16	(800)	(4,000)
Lowe’s, $60.00, 01/15/16	(1,364)	(1,336,720)
Lowe’s, $75.00, 01/5/16	(480)	(54,720)
Modelez International, Inc, $45.00, 01/1516	(781)	(100,749)

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Contracts	Value†
WRITTEN OPTIONS — (continued)
Call Options — (continued)
Pepsico, $100.00, 01/15/16	$(794)	$(91,310)
Pepsico, $105.00, 01/15/16	(469)	(16,415)
Pepsico, $110.00, 01/15/16	(774)	(3,096)
PNR, $70.00, 11/20/15	(87)	(1,305)
TD Ameritrade, $115.00, 01/15/16	(291)	(13,095)
Thermo Fisher Scientifiic, $150.00, 01/15/16	(578)	(8,092)
United Healthcare, $100.00, 01/15/16	(431)	(749,940)
United Healthcare, $105.00, 01/15/16	(430)	(609,310)
United Healthcare, $120.00, 01/15/16	(233)	(121,160)
United Healthcare, $90.00, 01/15/16	(569)	(1,573,285)
United Healthcare, $95.00, 01/15/16	(569)	(1,291,630)
Visa, $70.00, 01/15/16	(708)	(233,640)
Visa, $75.00, 01/15/16	(704)	(102,080)
Visa, $75.00, 01/15/16	(1,172)	(169,940)

TOTAL WRITTEN OPTIONS (Premiums $(4,974,709))		(8,693,442)

†	See Security Valuation Note.
*	Non-income producing security.
144A @	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
^	Illiquid security. The total market value of illiquid securities at September 30, 2015 is $4,420,452.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2015. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $2,892,722,122. Net unrealized appreciation was $260,709,883. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $352,454,522 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $91,744,639.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

FLEXIBLY MANAGED FUND

Country Weightings as of 09/30/2015 ††
United States	91%
Canada	2
Netherlands	2
Cayman Islands	1
Ireland	1
Switzerland	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of September 30, 2015

PENN SERIES FUNDS, INC.

FLEXIBLY MANAGED FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$1,912,888,117	$1,891,918,112	$20,970,005	$—
REAL ESTATE INVESTMENT TRUSTS	116,276,096	116,276,096	—	—
PREFERRED STOCKS	71,099,637	71,099,637	—	—
AGENCY OBLIGATION	6,660,597	—	6,660,597	—
ASSET BACKED SECURITIES	6,910,317	—	6,910,317	—
CORPORATE BONDS	635,091,363	—	635,091,363	—
LOAN AGREEMENTS	138,299,346	—	138,299,346	—
SHORT-TERM INVESTMENTS	266,206,532	266,206,532	—	—

TOTAL INVESTMENTS	$3,153,432,005	$2,345,500,377	$807,931,628	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(8,693,442)	$(1,078,870)	$(7,614,572)	$—

TOTAL LIABILITIES	$(8,693,442)	$(1,078,870)	$(7,614,572)	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

BALANCED FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.8%
Penn Series Index 500 Fund* (Cost $21,573,740)	2,993,492	$45,171,788

AFFILIATED FIXED INCOME FUNDS — 39.9%
Penn Series Quality Bond Fund* (Cost $24,623,156)	2,220,835	30,114,525

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $285,468)	285,468	285,468

TOTAL INVESTMENTS — 100.1% (Cost $46,482,364)(a)		$75,571,781

Other Assets & Liabilities — (0.1)%		(65,481)

TOTAL NET ASSETS — 100.0%		$75,506,300

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $50,338,791. Net unrealized appreciation/depreciation was $25,232,990. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $29,089,417 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,856,427.

PENN SERIES FUNDS, INC.

BALANCED FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$45,171,788	$45,171,788	$—	$—
AFFILIATED FIXED INCOME FUNDS	30,114,525	30,114,525	—	—
SHORT-TERM INVESTMENTS	285,468	285,468	—	—

TOTAL INVESTMENTS	$75,571,781	$75,571,781	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — 95.3%
Aerospace & Defense — 1.7%
The Boeing Co.	36,600	$4,792,770

Airlines — 2.1%
American Airlines Group, Inc.	110,900	4,306,247
United Continental Holdings, Inc.*	29,900	1,586,195

		5,892,442

Apparel — 2.1%
Hanesbrands, Inc.	92,100	2,665,374
NIKE, Inc., Class B	25,200	3,098,844

		5,764,218

Auto Manufacturers — 1.4%
Tesla Motors, Inc.*	15,840	3,934,656

Auto Parts & Equipment — 1.0%
BorgWarner, Inc.	41,300	1,717,667
Delphi Automotive PLC	15,300	1,163,412

		2,881,079

Banks — 1.7%
Morgan Stanley	93,300	2,938,950
State Street Corp.	27,400	1,841,554

		4,780,504

Beverages — 0.4%
Keurig Green Mountain, Inc.	23,200	1,209,648

Biotechnology — 8.3%
Alexion Pharmaceuticals, Inc.*	33,700	5,270,343
Biogen, Inc.*	8,000	2,334,480
Celgene Corp.*	41,100	4,445,787
Gilead Sciences, Inc.	42,000	4,123,980
Incyte Corp.*	21,600	2,383,128
Regeneron Pharmaceuticals, Inc.*	5,600	2,604,784
Vertex Pharmaceuticals, Inc.*	17,900	1,864,106

		23,026,608

Building Materials — 0.3%
Martin Marietta Materials, Inc.	6,200	942,090

Chemicals — 0.8%
Ashland, Inc.	15,900	1,599,858
The Sherwin-Williams Co.	2,800	623,784

		2,223,642

Commercial Services — 3.4%
MasterCard, Inc., Class A	85,600	7,714,272
Mobileye NV*	38,600	1,755,528

		9,469,800

Computers — 2.6%
Apple, Inc.	61,300	6,761,390
IHS, Inc., Class A*	3,100	359,600

		7,120,990

Cosmetics & Personal Care — 0.4%
The Estee Lauder Cos., Inc., Class A	15,200	1,226,336

Diversified Financial Services — 4.4%
BlackRock, Inc.	3,600	1,070,892
Intercontinental Exchange, Inc.	10,100	2,373,399

	Number of Shares	Value†

Diversified Financial Services — (continued)
TD Ameritrade Holding Corp.	41,900	$1,334,096
Visa, Inc., Class A	107,500	7,488,450

		12,266,837

Healthcare Products — 1.3%
Intuitive Surgical, Inc.*	7,850	3,607,703

Healthcare Services — 4.2%
Anthem, Inc.	25,200	3,528,000
Cigna Corp.*	16,500	2,227,830
Humana, Inc.	14,500	2,595,500
UnitedHealth Group, Inc.	28,200	3,271,482

		11,622,812

Internet — 23.2%
Alibaba Group Holding Ltd. ADR*	36,637	2,160,484
Amazon.com, Inc.*	31,600	16,175,724
Facebook, Inc., Class A*	85,000	7,641,500
Google, Inc., Class A*	13,600	8,681,832
Google, Inc., Class C*	13,140	7,994,639
LinkedIn Corp., Class A*	16,300	3,099,119
Netflix, Inc.*	10,900	1,125,534
Pandora Media, Inc.*	32,100	685,014
Tencent Holdings Ltd.*	185,900	3,133,640
The Priceline Group, Inc.*	8,300	10,265,938
VeriSign, Inc.*	20,600	1,453,536
Vipshop Holdings Ltd. ADR*	135,100	2,269,680

		64,686,640

Leisure Time — 0.6%
Royal Caribbean Cruises Ltd.	20,100	1,790,709

Lodging — 2.3%
Hilton Worldwide Holdings	55,100	1,263,994
Las Vegas Sands Corp.	27,200	1,032,784
Marriott International, Inc., Class A	20,400	1,391,280
MGM Resorts International*	150,390	2,774,695

		6,462,753

Machinery — Diversified — 2.3%
Flowserve Corp.	28,300	1,164,262
Roper Industries, Inc.	17,600	2,757,920
Wabtec Corp.	26,600	2,342,130

		6,264,312

Media — 1.7%
The Walt Disney Co.	44,900	4,588,780

Miscellaneous Manufacturing — 2.8%
Danaher Corp.	92,600	7,890,446

Oil & Gas — 0.6%
Concho Resources, Inc.*	4,500	442,350
EQT Corp.	7,100	459,867
Pioneer Natural Resources Co.	5,400	656,856

		1,559,073

Pharmaceuticals — 7.3%
Allergan PLC*	24,513	6,662,879
BioMarin Pharmaceutical, Inc.*	13,800	1,453,416
Bristol-Myers Squibb Co.	44,100	2,610,720

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
McKesson Corp.	20,800	$3,848,624
Valeant Pharmaceuticals International, Inc.*	32,000	5,708,160

		20,283,799

Retail — 9.4%
AutoZone, Inc.*	4,700	3,402,001
CarMax, Inc.*	35,500	2,105,860
Chipotle Mexican Grill, Inc.*	3,700	2,664,925
Costco Wholesale Corp.	5,900	852,963
CVS Health Corp.	27,200	2,624,256
Lowe’s Cos., Inc.	46,200	3,184,104
Ross Stores, Inc.	39,700	1,924,259
Starbucks Corp.	48,700	2,768,108
The Home Depot, Inc.	11,500	1,328,135
Tractor Supply Co.	32,200	2,715,104
Walgreens Boots Alliance, Inc.	30,600	2,542,860

		26,112,575

Semiconductors — 0.3%
ASML Holding N.V.*	8,100	712,638

Software — 6.9%
Akamai Technologies, Inc.*	17,800	1,229,268
Fiserv, Inc.*	24,100	2,087,301
Microsoft Corp.	182,600	8,081,876
NetSuite, Inc.*	12,400	1,040,360
Red Hat, Inc.*	17,800	1,279,464
Salesforce.com, Inc.*	57,400	3,985,282
ServiceNow, Inc.*	22,500	1,562,625

		19,266,176

Telecommunications — 0.3%
Palo Alto Networks, Inc.*	4,300	739,600

Transportation — 1.5%
Canadian Pacific Railway Ltd.	15,400	2,210,978
FedEx Corp.	12,400	1,785,352
J.B. Hunt Transport Services, Inc.	3,400	242,760

		4,239,090

TOTAL COMMON STOCKS (Cost $198,815,878)		265,358,726

PREFERRED STOCKS — 1.1%
Internet — 0.5%
Dropbox. Inc.*~^	24,940	476,384
Flipkart Ltd. Ordinary Shares*^,~	566	80,508
Flipkart Ltd. Series A*^,~	196	27,879
Flipkart Ltd. Series C*^,~	341	48,504
Flipkart Ltd. Series E*^,~	636	90,465
Flipkart Ltd. Series G*^,~	2,888	410,789
Flipkart Ltd. Series H*^,~	2,579	366,837
Livingsocial, Series F, CONV*^,~	15,066	1,330

		1,502,696

Lodging — 0.5%
Airbnb Inc Series E, CVT Pfd.Stock*^,~	3,694	343,890
Airbnb, Inc. Series D*^,~	9,999	930,851

		1,274,741

	Number of Shares	Value†

Real Estate — 0.1%
WeWork Companies, Inc. Class A*~^	923	$30,357
WeWork Companies, Inc. Series E*^,~	8,297	272,885

		303,242

TOTAL PREFERRED STOCKS (Cost $2,557,413)		3,080,679

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Diversified — 1.3%
American Tower Corp.	41,200	3,624,776

Telecommunications — 0.7%
Crown Castle International Corp.	25,600	2,019,072

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,666,394)		5,643,848

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	2,655,749	2,655,749
T. Rowe Price Reserve Investment Fund	1,018	1,018

TOTAL SHORT-TERM INVESTMENTS (Cost $2,656,767)		2,656,767

TOTAL INVESTMENTS — 99.4% (Cost $207,696,452)(a)		$276,740,020

Other Assets & Liabilities — 0.6%		1,753,919

TOTAL NET ASSETS — 100.0%		$278,493,939

^	Illiquid security. The total market value of illiquid securities at September 30, 2015 is $3,080,679.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $207,780,125. Net unrealized appreciation was $68,959,894. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $75,689,054 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,729,159.
~	Fair valued security. The total market value of fair valued securities at September 30, 2015 is $3,080,679.

ADR — American Depository Receipt.

CONV — Convertible Security.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LARGE GROWTH STOCK FUND

Country Weightings as of 09/30/2015 ††
United States	93%
Canada	3
China	3
Israel	1

Total	100%

††	% of total investments as of September 30, 2015

PENN SERIES FUNDS, INC.

LARGE GROWTH STOCK FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$4,792,770	$4,792,770	$—	$—
Airlines	5,892,442	5,892,442	—	—
Apparel	5,764,218	5,764,218	—	—
Auto Manufacturers	3,934,656	3,934,656	—	—
Auto Parts & Equipment	2,881,079	2,881,079	—	—
Banks	4,780,504	4,780,504	—	—
Beverages	1,209,648	1,209,648	—	—
Biotechnology	23,026,608	23,026,608	—	—
Building Materials	942,090	942,090	—	—
Chemicals	2,223,642	2,223,642	—	—
Commercial Services	9,469,800	9,469,800	—	—
Computers	7,120,990	7,120,990	—	—
Cosmetics & Personal Care	1,226,336	1,226,336	—	—
Diversified Financial Services	12,266,837	12,266,837	—	—
Healthcare Products	3,607,703	3,607,703	—	—
Healthcare Services	11,622,812	11,622,812	—	—
Internet	64,686,640	61,553,000	3,133,640	—
Leisure Time	1,790,709	1,790,709	—	—
Lodging	6,462,753	6,462,753	—	—
Machinery - Diversified	6,264,312	6,264,312	—	—
Media	4,588,780	4,588,780	—	—
Miscellaneous Manufacturing	7,890,446	7,890,446	—	—
Oil & Gas	1,559,073	1,559,073	—	—
Pharmaceuticals	20,283,799	20,283,799	—	—
Retail	26,112,575	26,112,575	—	—
Semiconductors	712,638	712,638	—	—
Software	19,266,176	19,266,176	—	—
Telecommunications	739,600	739,600	—	—
Transportation	4,239,090	4,239,090	—	—
REAL ESTATE INVESTMENT TRUSTS
Diversified	3,624,776	3,624,776	—	—
Telecommunications	2,019,072	2,019,072	—	—
PREFERRED STOCKS	3,080,679	—	—	3,080,679
SHORT-TERM INVESTMENTS	2,656,767	2,656,767	—	—

TOTAL INVESTMENTS	$276,740,020	$270,525,701	$3,133,640	$3,080,679

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2014	$1,233,258
Purchases	1,212,215
Change in Appreciation/(Depreciation)	635,206

Balance as of 9/30/2015	$3,080,679

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 98.7%
Advertising — 0.3%
Omnicom Group, Inc.	2,359	$155,458

Aerospace & Defense — 2.2%
United Technologies Corp.	10,916	971,415

Apparel — 5.4%
Burberry Group PLC	22,169	459,532
LVMH Moet Hennessy Louis Vuitton SE	4,861	827,556
NIKE, Inc., Class B	4,737	582,509
VF Corp.	7,907	539,337

		2,408,934

Auto Parts & Equipment — 0.8%
Johnson Controls, Inc.	8,701	359,873

Beverages — 2.1%
AMBEV S.A. ADR	52,382	256,672
PepsiCo, Inc.	2,572	242,540
Pernod Ricard S.A.	4,251	429,218

		928,430

Chemicals — 8.8%
Ecolab, Inc.	9,138	1,002,621
LyondellBasell Industries N.V., Class A	7,100	591,856
Monsanto Co.	8,478	723,513
PPG Industries, Inc.	6,986	612,602
Praxair, Inc.	5,806	591,399
The Sherwin-Williams Co.	1,896	422,391

		3,944,382

Commercial Services — 3.9%
Equifax, Inc.	5,694	553,343
MasterCard, Inc., Class A	7,120	641,655
Moody’s Corp.	5,432	533,422

		1,728,420

Computers — 10.6%
Accenture PLC, Class A	21,994	2,161,130
Apple, Inc.	9,639	1,063,182
Cognizant Technology Solutions Corp., Class A*	10,845	679,006
EMC Corp.	33,995	821,319

		4,724,637

Cosmetics & Personal Care — 4.3%
Colgate-Palmolive Co.	24,097	1,529,195
L’Oreal S.A.	2,251	391,258

		1,920,453

Distribution & Wholesale — 3.0%
Fastenal Co.	8,519	311,880
W.W. Grainger, Inc.	4,866	1,046,239

		1,358,119

Diversified Financial Services — 7.0%
CME Group, Inc.	2,538	235,374
Franklin Resources, Inc.	17,562	654,360
The Charles Schwab Corp.	7,769	221,883
Visa, Inc., Class A	29,017	2,021,324

		3,132,941

	Number of Shares	Value†

Electronics — 7.2%
Amphenol Corp., Class A	6,973	$355,344
Mettler-Toledo International, Inc.*	2,287	651,201
Sensata Technologies Holding N.V.*	4,788	212,300
Thermo Fisher Scientific, Inc.	10,929	1,336,398
Waters Corp.*	5,649	667,768

		3,223,011

Food — 1.4%
Danone S.A.	9,951	628,142

Healthcare Products — 1.7%
DENTSPLY International, Inc.	10,251	518,393
St. Jude Medical, Inc.	3,793	239,300

		757,693

Household Products & Wares — 0.8%
Church & Dwight Co., Inc.	3,990	334,761

Internet — 5.4%
Google, Inc., Class A*	3,772	2,407,932

Media — 4.8%
Discovery Communications, Inc., Class A*	12,461	324,360
The Walt Disney Co.	2,305	235,571
Time Warner, Inc.	10,340	710,875
Twenty-First Century Fox, Inc., Class A	32,250	870,105

		2,140,911

Miscellaneous Manufacturing — 4.0%
Colfax Corp.*	14,403	430,794
Danaher Corp.	15,664	1,334,729

		1,765,523

Oil & Gas Services — 0.5%
Schlumberger Ltd.	3,435	236,912

Pharmaceuticals — 7.8%
Abbott Laboratories	15,642	629,121
Eli Lilly & Co.	3,389	283,626
Express Scripts Holding Co.*	8,391	679,335
Mead Johnson Nutrition Co.	13,542	953,357
Roche Holding AG	2,373	629,964
Zoetis, Inc.	7,866	323,922

		3,499,325

Retail — 6.5%
AutoZone, Inc.*	1,173	849,053
CVS Health Corp.	12,128	1,170,109
The TJX Cos., Inc.	12,178	869,753

		2,888,915

Semiconductors — 4.7%
Microchip Technology, Inc.	12,112	521,906
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	30,599	634,929
Texas Instruments, Inc.	19,051	943,406

		2,100,241

Software — 5.5%
Fidelity National Information Services, Inc.	15,142	1,015,725
Fiserv, Inc.*	5,843	506,062

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Oracle Corp.	26,337	$951,293

		2,473,080

TOTAL COMMON STOCKS (Cost $40,715,756)		44,089,508
SHORT-TERM INVESTMENTS — 2.7%
Money Market — 2.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,176,995)	1,176,995	1,176,995

TOTAL INVESTMENTS — 101.4% (Cost $41,892,751)(a)		$45,266,503

Other Assets & Liabilities — (1.4)%		(604,153)

TOTAL NET ASSETS — 100.0%		$44,662,350

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $42,010,796. Net unrealized appreciation was $3,255,707. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,723,136 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,467,429.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LARGE CAP GROWTH FUND

Country Weightings as of 09/30/2015 ††
United States	83%
France	6
Ireland	5
Netherlands	2
Switzerland	1
Taiwan	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of September 30, 2015

PENN SERIES FUNDS, INC.

LARGE CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$44,089,508	$40,723,838	$3,365,670	$—
SHORT-TERM INVESTMENTS	1,176,995	1,176,995	—	—

TOTAL INVESTMENTS	$45,266,503	$41,900,833	$3,365,670	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 102.0%
Airlines — 1.7%
Delta Air Lines, Inc.	42,300	$1,898,001

Apparel — 3.8%
NIKE, Inc., Class B	23,540	2,894,714
Under Armour, Inc., Class A*	12,630	1,222,331

		4,117,045

Auto Manufacturers — 1.3%
Tesla Motors, Inc.*	5,670	1,408,428

Auto Parts & Equipment — 1.2%
Delphi Automotive PLC	16,750	1,273,670

Beverages — 2.1%
Constellation Brands, Inc., Class A	18,360	2,298,856

Biotechnology — 8.1%
Alexion Pharmaceuticals, Inc.	8,150	1,274,578
Celgene Corp.*	25,610	2,770,234
Gilead Sciences, Inc.	9,097	893,234
Incyte Corp.*	4,550	502,002
Regeneron Pharmaceuticals, Inc.*	4,570	2,125,690
Vertex Pharmaceuticals, Inc.*	11,550	1,202,817

		8,768,555

Building Materials — 1.1%
Vulcan Materials Co.	13,760	1,227,392

Chemicals — 1.0%
Axalta Coating Systems Ltd.*	42,420	1,074,923

Commercial Services — 3.1%
McGraw Hill Financial, Inc.	12,380	1,070,870
Paypal Holdings, Inc.*	31,160	967,206
Verisk Analytics, Inc., Class A*	17,560	1,297,860

		3,335,936

Computers — 8.6%
Apple, Inc.	65,235	7,195,421
Cognizant Technology Solutions Corp., Class A*	34,630	2,168,184

		9,363,605

Distribution & Wholesale — 1.0%
HD Supply Holdings, Inc.*	38,152	1,091,910

Diversified Financial Services — 6.9%
Intercontinental Exchange, Inc.	7,630	1,792,974
The Charles Schwab Corp.	55,560	1,586,793
Visa, Inc., Class A	59,580	4,150,343

		7,530,110

Food — 2.7%
Hormel Foods Corp.	13,400	848,354
The Kroger Co.	58,650	2,115,505

		2,963,859

Healthcare Products — 2.8%
Align Technology, Inc.*	25,090	1,424,109
Edwards Lifesciences Corp.*	11,490	1,633,533

		3,057,642

	Number of Shares	Value†

Healthcare Services — 2.4%
UnitedHealth Group, Inc.	22,270	$2,583,543

Home Builders — 0.8%
D.R. Horton, Inc.	28,110	825,310

Internet — 15.1%
Amazon.com, Inc.	9,914	5,074,878
Facebook, Inc., Class A*	53,460	4,806,054
Google, Inc., Class A*	8,230	5,253,785
Splunk, Inc.*	22,540	1,247,589

		16,382,306

Leisure Time — 1.8%
Jarden Corp.*	39,010	1,906,809

Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	40,380	926,317

Machinery—Diversified — 0.8%
Cognex Corp.	25,690	882,965

Media — 1.8%
Liberty Global PLC, Series C*	26,649	1,093,142
Time Warner, Inc.	13,330	916,437

		2,009,579

Miscellaneous Manufacturing — 1.2%
Carlisle Cos., Inc.	14,370	1,255,651

Pharmaceuticals — 6.7%
Allergan PLC	7,640	2,076,628
Bristol-Myers Squibb Co.	40,090	2,373,328
Endo International PLC*	14,000	969,920
Shire PLC ADR	4,070	835,286
Zoetis, Inc.	25,450	1,048,031

		7,303,193

Retail — 10.2%
Lululemon Athletica, Inc.*	7,378	373,696
O’Reilly Automotive, Inc.*	2,270	567,500
Starbucks Corp.	43,490	2,471,972
The Home Depot, Inc.	29,880	3,450,841
The TJX Cos., Inc.	20,960	1,496,963
Ulta Salon Cosmetics & Fragrance, Inc.*	7,810	1,275,763
Walgreens Boots Alliance, Inc.	17,910	1,488,321

		11,125,056

Semiconductors — 1.3%
Avago Technologies Ltd.	11,290	1,411,363

Software — 8.8%
Adobe Systems, Inc.*	25,410	2,089,210
Akamai Technologies, Inc.*	24,350	1,681,611
Electronic Arts, Inc.*	21,090	1,428,847
Salesforce.com, Inc.*	27,845	1,933,278
ServiceNow, Inc.*	13,030	904,934
Tableau Software, Inc., Class A*	6,960	555,269
Tencent Holdings Ltd. ADR	55,010	928,569

		9,521,718

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — 4.5%
Level 3 Communications, Inc.*	24,720	$1,080,017
Palo Alto Networks, Inc.*	9,223	1,586,356
SBA Communications Corp., Class A*	16,230	1,699,930
Zayo Group Holdings, Inc.*	20,370	516,583

		4,882,886

Transportation — 0.3%
Old Dominion Freight Line, Inc.*	5,870	358,070

TOTAL COMMON STOCKS (Cost $93,585,974)		110,784,698

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $574,606)	574,606	574,606

TOTAL INVESTMENTS — 102.6% (Cost $94,160,580)(a)		$111,359,304

Other Assets & Liabilities — (2.6)%		(2,773,845)

TOTAL NET ASSETS — 100.0%		$108,585,459

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $94,338,849. Net unrealized appreciation was $17,020,455. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $22,158,635 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,138,180.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

LARGE CORE GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$110,784,698	$110,784,698	$—	$—
SHORT-TERM INVESTMENTS	574,606	574,606	—	—

TOTAL INVESTMENTS	$111,359,304	$111,359,304	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 95.1%
Advertising — 1.1%
Omnicom Group, Inc.	34,995	$2,306,170

Aerospace & Defense — 3.1%
Northrop Grumman Corp.	18,779	3,116,375
United Technologies Corp.	36,029	3,206,221

		6,322,596

Agriculture — 1.3%
Philip Morris International, Inc.	33,750	2,677,387

Apparel — 1.4%
Ralph Lauren Corp.	24,188	2,858,054

Auto Manufacturers — 1.2%
General Motors Co.	80,991	2,431,350

Banks — 13.4%
Bank of America Corp.	280,274	4,366,669
Citigroup, Inc.	83,293	4,132,166
Fifth Third Bancorp	191,292	3,617,332
JPMorgan Chase & Co.	99,022	6,037,371
State Street Corp.	29,128	1,957,693
The PNC Financial Services Group, Inc.	33,633	3,000,064
Wells Fargo & Co.	84,510	4,339,588

		27,450,883

Beverages — 1.5%
PepsiCo, Inc.	33,170	3,127,931

Building Materials — 1.6%
Vulcan Materials Co.	35,521	3,168,473

Chemicals — 1.3%
E.I. du Pont de Nemours & Co.	53,839	2,595,040

Computers — 2.6%
Apple, Inc.	22,880	2,523,664
EMC Corp.	113,068	2,731,723

		5,255,387

Diversified Financial Services — 6.4%
American Express Co.	30,239	2,241,617
Ameriprise Financial, Inc.	26,683	2,911,916
Discover Financial Services	63,890	3,321,641
FNF Group	75,068	2,662,662
Legg Mason, Inc.	44,009	1,831,214

		12,969,050

Diversified Operations — 2.4%
Eaton Corp. PLC	49,886	2,559,152
Pentair PLC	45,863	2,340,847

		4,899,999

Electric — 3.2%
Calpine Corp.*	102,178	1,491,799
NextEra Energy, Inc.	26,947	2,628,680
PG&E Corp.	45,187	2,385,873

		6,506,352

Electronics — 1.5%
Honeywell International, Inc.	32,013	3,031,311

	Number of Shares	Value†

Food — 1.5%
Mondelez International, Inc., Class A	75,017	$3,140,962

Healthcare Products — 1.6%
Medtronic PLC	47,957	3,210,242

Healthcare Services — 3.2%
HCA Holdings, Inc.*	27,927	2,160,433
UnitedHealth Group, Inc.	37,999	4,408,264

		6,568,697

Insurance — 5.8%
American International Group, Inc.	61,241	3,479,714
MetLife, Inc.	64,824	3,056,452
The Travelers Cos., Inc.	26,715	2,658,944
Unum Group	85,369	2,738,637

		11,933,747

Internet — 2.2%
Liberty Interactive Corp. QVC Group, Class A*	84,115	2,206,336
Symantec Corp.	118,115	2,299,699

		4,506,035

Leisure Time — 0.9%
Harley-Davidson, Inc.	34,223	1,878,843

Media — 3.3%
Comcast Corp., Class A	59,763	3,399,319
Liberty Global PLC, Class A*	38,358	1,647,093
Viacom, Inc., Class B	37,659	1,624,986

		6,671,398

Miscellaneous Manufacturing — 0.9%
Ingersoll-Rand PLC	36,442	1,850,160

Oil & Gas — 5.7%
Chevron Corp.	34,560	2,726,093
Hess Corp.	42,496	2,127,350
Marathon Oil Corp.	147,010	2,263,954
Royal Dutch Shell PLC ADR, Class A	48,662	2,306,092
Valero Energy Corp.	35,189	2,114,859

		11,538,348

Oil & Gas Services — 2.2%
Halliburton Co.	86,823	3,069,193
National Oilwell Varco, Inc.	39,843	1,500,089

		4,569,282

Packaging and Containers — 1.5%
Sealed Air Corp.	65,260	3,059,389

Pharmaceuticals — 11.9%
AbbVie, Inc.	37,237	2,026,065
Allergan PLC*	8,953	2,433,515
Eli Lilly & Co.	46,728	3,910,666
Express Scripts Holding Co.*	35,904	2,906,788
Merck & Co., Inc.	72,726	3,591,937
Pfizer, Inc.	142,609	4,479,349
Sanofi ADR	39,168	1,859,305
Teva Pharmaceutical Industries Ltd. ADR	52,979	2,991,194

		24,198,819

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — 2.4%
CVS Health Corp.	26,346	$2,541,862
Lowe’s Cos., Inc.	35,716	2,461,547

		5,003,409

Semiconductors — 1.3%
QUALCOMM, Inc.	48,657	2,614,341

Software — 2.4%
Microsoft Corp.	109,971	4,867,316

Telecommunications — 4.9%
Cisco Systems, Inc.	106,640	2,799,300
Knowles Corp.*	112,715	2,077,338
Verizon Communications, Inc.	61,940	2,695,009
Vodafone Group PLC- ADR	73,837	2,343,586

		9,915,233

Transportation — 1.4%
Norfolk Southern Corp.	38,340	2,929,176

TOTAL COMMON STOCKS (Cost $180,954,421)		194,055,380

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Diversified — 1.1%
Weyerhaeuser Co. (Cost $2,383,488)	79,839	2,182,799

SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,928,889)	3,928,889	3,928,889

TOTAL INVESTMENTS — 98.1% (Cost $187,266,798)(a)		$200,167,068

Other Assets & Liabilities — 1.9%		3,929,633

TOTAL NET ASSETS — 100.0%		$204,096,701

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $187,621,216. Net unrealized appreciation/ was $12,545,852. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $30,277,900 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $17,732,048.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LARGE CAP VALUE FUND

Country Weightings as of 09/30/2015 ††
United States	92%
Ireland	2
Israel	2
France	1
Netherlands	1
Switzerland	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2015

PENN SERIES FUNDS, INC.

LARGE CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$194,055,380	$194,055,380	$—	$—
REAL ESTATE INVESTMENT TRUSTS	2,182,799	2,182,799	—	—
SHORT-TERM INVESTMENTS	3,928,889	3,928,889	—	—

TOTAL INVESTMENTS	$200,167,068	$200,167,068	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 83.7%
Aerospace & Defense — 2.5%
United Technologies Corp.	53,924	$4,798,697

Agriculture — 3.1%
Altria Group, Inc.	29,204	1,588,698
Reynolds American, Inc.	102,774	4,549,805

		6,138,503

Apparel — 0.5%
Michael Kors Holdings Ltd.*	21,261	898,065

Banks — 14.3%
Citigroup, Inc.	97,985	4,861,036
Credit Suisse Group AG ADR	138,066	3,317,726
JPMorgan Chase & Co.	104,765	6,387,522
KeyCorp.	250,425	3,258,029
The Goldman Sachs Group, Inc.	13,476	2,341,590
The PNC Financial Services Group, Inc.	35,148	3,135,202
Wells Fargo & Co.	88,569	4,548,018

		27,849,123

Beverages — 0.5%
Molson Coors Brewing Co., Class B	12,909	1,071,705

Biotechnology — 0.8%
Gilead Sciences, Inc.	16,674	1,637,220

Chemicals — 2.9%
PPG Industries, Inc.	37,297	3,270,574
Praxair, Inc.	23,177	2,360,809

		5,631,383

Computers — 0.9%
Hewlett-Packard Co.	65,913	1,688,032

Diversified Financial Services — 2.3%
Affiliated Managers Group, Inc.*	8,347	1,427,253
Invesco Ltd.	101,334	3,164,661

		4,591,914

Electric — 1.7%
NextEra Energy, Inc.	33,326	3,250,951

Electrical Components & Equipment — 0.8%
Hubbell, Inc., Class B	18,050	1,533,348

Electronics — 1.1%
Thermo Fisher Scientific, Inc.	18,213	2,227,086

Food — 3.8%
General Mills, Inc.	75,532	4,239,611
The Kroger Co.	86,213	3,109,703

		7,349,314

Gas — 2.0%
Sempra Energy	41,300	3,994,536

Healthcare Products — 2.8%
Medtronic PLC	59,675	3,994,644
Zimmer Biomet Holdings, Inc.	15,731	1,477,613

		5,472,257

	Number of Shares	Value†

Insurance — 6.2%
ACE Ltd.	29,319	$3,031,584
Aflac, Inc.	70,305	4,086,830
American Financial Group, Inc.	15,280	1,052,945
Prudential PLC ADR	46,115	1,943,286
XL Group PLC	52,625	1,911,340

		12,025,985

Internet — 1.0%
Google, Inc., Class C*	3,192	1,942,077

Leisure Time — 0.5%
Harley-Davidson, Inc.	17,512	961,409

Miscellaneous Manufacturing — 5.1%
General Electric Co.	392,988	9,911,157

Oil & Gas — 9.8%
Anadarko Petroleum Corp.	40,487	2,445,010
Devon Energy Corp.	53,951	2,001,042
Exxon Mobil Corp.	90,729	6,745,701
Occidental Petroleum Corp.	69,253	4,581,086
Phillips 66	24,145	1,855,302
Range Resources Corp.	44,156	1,418,291

		19,046,432

Oil & Gas Services — 1.4%
Schlumberger Ltd.	38,839	2,678,726

Pharmaceuticals — 8.3%
AbbVie, Inc.	31,870	1,734,047
Johnson & Johnson	51,175	4,777,186
McKesson Corp.	13,052	2,415,012
Merck & Co., Inc.	80,132	3,957,719
Roche Holding Ltd. AG ADR	48,879	1,610,563
Teva Pharmaceutical Industries Ltd. ADR	30,215	1,705,939

		16,200,466

Retail — 1.4%
Target Corp.	22,045	1,734,059
The Home Depot, Inc.	8,320	960,877

		2,694,936

Semiconductors — 3.3%
Intel Corp.	187,444	5,649,562
NXP Semiconductors N.V.*	10,199	888,027

		6,537,589

Software — 3.8%
Microsoft Corp.	98,476	4,358,548
Oracle Corp.	85,414	3,085,153

		7,443,701

Telecommunications — 1.8%
Verizon Communications, Inc.	79,038	3,438,943

Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	30,506	2,067,697

TOTAL COMMON STOCKS (Cost $158,846,922)		163,081,252

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 4.0%
Apartments — 2.3%
Equity Residential	45,767	$3,438,017
Post Properties, Inc.	17,177	1,001,247

		4,439,264

Regional Malls — 1.7%
Simon Property Group, Inc.	18,372	3,375,304

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,778,203)		7,814,568

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $108,304)	108,304	108,304

TOTAL INVESTMENTS — 87.8% (Cost $165,733,429)(a)		$171,004,124

Other Assets & Liabilities — 12.2%		23,660,409

TOTAL NET ASSETS — 100.0%		$194,664,533

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $166,273,396. Net unrealized appreciation was $4,730,728. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $17,289,001 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $12,558,273.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

LARGE CORE VALUE FUND

Country Weightings as of 09/30/2015 ††
United States	89%
Switzerland	5
Bermuda	1
France	1
Hong Kong	1
Israel	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of September 30, 2015

PENN SERIES FUNDS, INC.

LARGE CORE VALUE FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$163,081,252	$163,081,252	$—	$—
REAL ESTATE INVESTMENT TRUSTS	7,814,568	7,814,568	—	—
SHORT-TERM INVESTMENTS	108,304	108,304	—	—

TOTAL INVESTMENTS	$171,004,124	$171,004,124	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — 97.1%
Advertising — 0.1%
Omnicom Group, Inc.	5,767	$380,045
The Interpublic Group of Cos., Inc.	10,134	193,864

		573,909

Aerospace & Defense — 2.0%
General Dynamics Corp.	7,197	992,826
L-3 Communications Holdings, Inc.	1,800	188,136
Lockheed Martin Corp.	6,337	1,313,723
Northrop Grumman Corp.	4,492	745,447
Raytheon Co.	7,076	773,124
Rockwell Collins, Inc.	3,245	265,571
The Boeing Co.	14,921	1,953,905
United Technologies Corp.	19,642	1,747,942

		7,980,674

Agriculture — 1.7%
Altria Group, Inc.	45,878	2,495,763
Archer-Daniels-Midland Co.	14,599	605,128
Philip Morris International, Inc.	36,288	2,878,727
Reynolds American, Inc.	19,354	856,802

		6,836,420

Airlines — 0.6%
American Airlines Group, Inc.	16,000	621,280
Delta Air Lines, Inc.	19,000	852,530
Southwest Airlines Co.	15,917	605,483
United Continental Holdings, Inc.*	9,100	482,755

		2,562,048

Apparel — 0.9%
Coach, Inc.	6,277	181,593
Hanesbrands, Inc.	9,500	274,930
Michael Kors Holdings Ltd.*	4,900	206,976
NIKE, Inc., Class B	15,846	1,948,583
Ralph Lauren Corp.	1,428	168,732
Under Armour, Inc., Class A*	3,900	377,442
VF Corp.	8,132	554,684

		3,712,940

Auto Manufacturers — 0.7%
Ford Motor Co.	90,967	1,234,422
General Motors Co.	34,400	1,032,688
PACCAR, Inc.	8,544	445,741

		2,712,851

Auto Parts & Equipment — 0.4%
BorgWarner, Inc.	5,400	224,586
Delphi Automotive PLC	6,800	517,072
Johnson Controls, Inc.	15,711	649,807
The Goodyear Tire & Rubber Co.	6,106	179,089

		1,570,554

Banks — 7.4%
Bank of America Corp.	245,435	3,823,877
BB&T Corp.	18,599	662,124
Capital One Financial Corp.	12,641	916,725
Citigroup, Inc.	70,581	3,501,523
Comerica, Inc.	4,344	178,538
Fifth Third Bancorp	19,446	367,724
Huntington Bancshares, Inc.	19,965	211,629
JPMorgan Chase & Co.	86,764	5,290,001

	Number of Shares	Value†

Banks — (continued)
KeyCorp.	20,699	$269,294
M&T Bank Corp.	3,108	379,021
Morgan Stanley	35,563	1,120,234
Northern Trust Corp.	5,247	357,636
Regions Financial Corp.	32,894	296,375
State Street Corp.	9,447	634,933
SunTrust Banks, Inc.	12,388	473,717
The Bank of New York Mellon Corp.	25,780	1,009,287
The Goldman Sachs Group, Inc.	9,443	1,640,816
The PNC Financial Services Group, Inc.	11,983	1,068,884
U.S. Bancorp	38,656	1,585,283
Wells Fargo & Co.	109,537	5,624,725
Zions Bancorporation	4,804	132,302

		29,544,648

Beverages — 2.3%
Brown-Forman Corp., Class B	2,493	241,572
Coca-Cola Enterprises, Inc.	4,828	233,434
Constellation Brands, Inc., Class A	3,923	491,199
Dr. Pepper Snapple Group, Inc.	4,500	355,725
Keurig Green Mountain, Inc.	2,900	151,206
Molson Coors Brewing Co., Class B	3,638	302,027
Monster Beverage Corp.*	3,500	472,990
PepsiCo, Inc.	34,461	3,249,672
The Coca-Cola Co.	91,770	3,681,812

		9,179,637

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc.*	5,400	844,506
Amgen, Inc.	17,745	2,454,488
Biogen, Inc.*	5,533	1,614,585
Celgene Corp.*	18,456	1,996,385
Gilead Sciences, Inc.	34,398	3,377,540
Regeneron Pharmaceuticals, Inc.*	1,800	837,252
Vertex Pharmaceuticals, Inc.*	5,700	593,598

		11,718,354

Building Materials — 0.2%
Martin Marietta Materials, Inc.	1,500	227,925
Masco Corp.	8,277	208,415
Vulcan Materials Co.	3,041	271,257

		707,597

Chemicals — 2.1%
Air Products & Chemicals, Inc.	4,521	576,789
Airgas, Inc.	1,600	142,928
CF Industries Holdings, Inc.	5,300	237,970
E.I. du Pont de Nemours & Co.	21,323	1,027,769
Eastman Chemical Co.	3,682	238,299
Ecolab, Inc.	6,333	694,857
FMC Corp.	3,100	105,121
International Flavors & Fragrances, Inc.	1,875	193,612
LyondellBasell Industries NV, Class A	8,900	741,904
Monsanto Co.	11,137	950,432
PPG Industries, Inc.	6,320	554,201
Praxair, Inc.	6,626	674,924
Sigma-Aldrich Corp.	2,722	378,140
The Dow Chemical Co.	27,579	1,169,350
The Mosaic Co.	7,600	236,436

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
The Sherwin-Williams Co.	1,934	$430,856

		8,353,588

Coal — 0.0%
CONSOL Energy, Inc.	5,776	56,605

Commercial Services — 1.9%
Allegion PLC	2,266	130,658
Alliance Data Systems Corp.*	1,500	388,470
Automatic Data Processing, Inc.	10,843	871,343
Cintas Corp.	1,955	167,641
Equifax, Inc.	2,834	275,408
H&R Block, Inc.	6,666	241,309
MasterCard, Inc., Class A	23,400	2,108,808
McGraw Hill Financial, Inc.	6,486	561,039
Moody’s Corp.	4,173	409,789
Paychex, Inc.	7,775	370,323
PayPal Holdings, Inc.*	26,028	807,909
Quanta Services, Inc.*	4,900	118,629
Robert Half International, Inc.	3,207	164,070
The ADT Corp.	4,134	123,607
The Western Union Co.	12,378	227,260
Total System Services, Inc.	3,977	180,675
Tyco International PLC	10,000	334,600
United Rentals, Inc.*	2,300	138,115

		7,619,653

Computers — 6.0%
Accenture PLC, Class A	14,600	1,434,596
Apple, Inc.	133,882	14,767,184
Cognizant Technology Solutions Corp., Class A*	14,504	908,095
Computer Sciences Corp.	3,357	206,053
EMC Corp.	44,848	1,083,528
Hewlett-Packard Co.	42,983	1,100,795
International Business Machines Corp.	21,158	3,067,275
NetApp, Inc.	7,421	219,662
SanDisk Corp.	4,597	249,755
Seagate Technology PLC	6,900	309,120
Teradata Corp.*	3,516	101,823
Western Digital Corp.	5,100	405,144

		23,853,030

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	20,970	1,330,756
The Estee Lauder Cos., Inc., Class A	5,374	433,574
The Procter & Gamble Co.	63,594	4,574,953

		6,339,283

Distribution & Wholesale — 0.2%
Fastenal Co.	6,700	245,287
Fossil Group, Inc.*	1,100	61,468
Genuine Parts Co.	3,605	298,818
W.W. Grainger, Inc.	1,472	316,495

		922,068

Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc.	1,300	222,287
American Express Co.	19,880	1,473,704
Ameriprise Financial, Inc.	4,146	452,453

	Number of Shares	Value†

Diversified Financial Services — (continued)
BlackRock, Inc.	2,999	$892,113
CME Group, Inc.	8,060	747,484
Discover Financial Services	10,078	523,955
E*TRADE Financial Corp.*	6,481	170,645
Franklin Resources, Inc.	9,156	341,153
Intercontinental Exchange, Inc.	2,570	603,924
Invesco Ltd.	10,367	323,761
Legg Mason, Inc.	2,261	94,080
Nasdaq, Inc.	2,800	149,324
Navient Corp.	9,734	109,410
T. Rowe Price Group, Inc.	5,881	408,730
The Charles Schwab Corp.	28,569	815,931
Visa, Inc., Class A	45,756	3,187,363

		10,516,317

Diversified Operations — 0.2%
Eaton Corp. PLC	10,806	554,348
Leucadia National Corp.	7,260	147,087
Pentair PLC	4,519	230,650

		932,085

Electric — 2.9%
AES Corp.	16,344	160,008
Ameren Corp.	5,798	245,081
American Electric Power Co., Inc.	11,757	668,503
CMS Energy Corp.	6,707	236,891
Consolidated Edison, Inc.	6,834	456,853
Dominion Resources, Inc.	13,909	978,915
DTE Energy Co.	4,092	328,874
Duke Energy Corp.	16,359	1,176,866
Edison International	7,674	483,999
Entergy Corp.	4,147	269,970
Eversource Energy	7,517	380,511
Exelon Corp.	20,310	603,207
FirstEnergy Corp.	9,956	311,722
NextEra Energy, Inc.	10,985	1,071,587
NRG Energy, Inc.	7,800	115,830
Pepco Holdings, Inc.	5,540	134,179
PG&E Corp.	11,350	599,280
Pinnacle West Capital Corp.	2,569	164,776
PPL Corp.	15,998	526,174
Public Service Enterprise Group, Inc.	11,749	495,338
SCANA Corp.	3,400	191,284
TECO Energy, Inc.	5,923	155,538
The Southern Co.	21,111	943,662
WEC Energy Group, Inc.	7,450	389,039
Xcel Energy, Inc.	11,630	411,818

		11,499,905

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	5,800	303,456
Emerson Electric Co.	15,676	692,409

		995,865

Electronics — 1.2%
Agilent Technologies, Inc.	7,845	269,319
Amphenol Corp., Class A	7,400	377,104
FLIR Systems, Inc.	3,600	100,764
Garmin Ltd.	2,800	100,464

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Honeywell International, Inc.	18,508	$1,752,523
PerkinElmer, Inc.	2,516	115,635
TE Connectivity Ltd.	9,600	574,944
Thermo Fisher Scientific, Inc.	9,482	1,159,459
Waters Corp.*	1,958	231,455

		4,681,667

Engineering & Construction — 0.1%
Fluor Corp.	3,170	134,249
Jacobs Engineering Group, Inc.*	2,983	111,654

		245,903

Environmental Control — 0.3%
Republic Services, Inc.	5,814	239,537
Stericycle, Inc.*	2,000	278,620
Waste Management, Inc.	10,200	508,062

		1,026,219

Food — 1.8%
Campbell Soup Co.	4,516	228,871
ConAgra Foods, Inc.	9,902	401,130
General Mills, Inc.	13,910	780,768
Hormel Foods Corp.	3,100	196,261
Kellogg Co.	6,066	403,692
McCormick & Co., Inc.	2,808	230,761
Mondelez International, Inc., Class A	37,663	1,576,950
Sysco Corp.	13,152	512,534
The Hershey Co.	3,487	320,386
The J.M. Smucker Co.	2,234	254,877
The Kraft Heinz Co.	14,054	991,931
The Kroger Co.	22,890	825,642
Tyson Foods, Inc., Class A	6,649	286,572
Whole Foods Market, Inc.	8,386	265,417

		7,275,792

Forest Products & Paper — 0.1%
International Paper Co.	9,967	376,653

Gas — 0.3%
AGL Resources, Inc.	2,600	158,704
CenterPoint Energy, Inc.	10,322	186,209
NiSource, Inc.	7,365	136,621
Sempra Energy	5,398	522,094

		1,003,628

Hand & Machine Tools — 0.1%
Snap-On, Inc.	1,328	200,449
Stanley Black & Decker, Inc.	3,640	353,007

		553,456

Healthcare Products — 1.8%
Baxter International, Inc.	12,875	422,944
Becton Dickinson & Co.	4,835	641,411
Boston Scientific Corp.*	31,948	524,267
C.R. Bard, Inc.	1,742	324,552
DENTSPLY International, Inc.	3,200	161,824
Edwards Lifesciences Corp.*	2,500	355,425
Henry Schein, Inc.	2,000	265,440
Intuitive Surgical, Inc.*	807	370,881
Medtronic PLC	33,097	2,215,513

	Number of Shares	Value†

Healthcare Products — (continued)
Patterson Cos., Inc.	1,974	$85,375
St. Jude Medical, Inc.	6,830	430,905
Stryker Corp.	7,581	713,372
Varian Medical Systems, Inc.*	2,357	173,899
Zimmer Biomet Holdings, Inc.	4,029	378,444

		7,064,252

Healthcare Services — 1.9%
Aetna, Inc.	8,193	896,396
Anthem, Inc.	6,195	867,300
Cigna Corp.	6,094	822,812
DaVita HealthCare Partners, Inc.*	3,998	289,175
HCA Holdings, Inc.*	7,200	556,992
Humana, Inc.	3,510	628,290
Laboratory Corp. of America Holdings*	2,377	257,833
Quest Diagnostics, Inc.	3,387	208,199
Tenet Healthcare Corp.*	2,343	86,504
UnitedHealth Group, Inc.	22,341	2,591,779
Universal Health Services, Inc., Class B	2,200	274,582

		7,479,862

Home Builders — 0.1%
D.R. Horton, Inc.	7,376	216,559
Lennar Corp., Class A	4,036	194,253
PulteGroup, Inc.	8,034	151,602

		562,414

Home Furnishings — 0.1%
Harman International Industries, Inc.	1,738	166,831
Whirlpool Corp.	1,869	275,229

		442,060

Household Products & Wares — 0.3%
Avery Dennison Corp.	2,183	123,492
Kimberly-Clark Corp.	8,487	925,423
The Clorox Co.	2,997	346,243

		1,395,158

Housewares — 0.1%
Newell Rubbermaid, Inc.	6,317	250,848

Insurance — 4.2%
ACE Ltd.	7,500	775,500
Aflac, Inc.	10,000	581,300
American International Group, Inc.	30,285	1,720,794
Aon PLC	6,444	571,003
Assurant, Inc.	1,673	132,184
Berkshire Hathaway, Inc., Class B*	43,950	5,731,080
Cincinnati Financial Corp.	3,692	198,630
Genworth Financial, Inc., Class A*	11,369	52,525
Lincoln National Corp.	6,173	292,971
Loews Corp.	7,125	257,497
Marsh & McLennan Cos., Inc.	12,309	642,776
MetLife, Inc.	26,385	1,244,053
Principal Financial Group, Inc.	6,465	306,053
Prudential Financial, Inc.	10,730	817,733
The Allstate Corp.	9,276	540,234
The Chubb Corp.	5,251	644,035
The Hartford Financial Services Group, Inc.	10,057	460,409
The Progressive Corp.	12,956	396,972

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
The Travelers Cos., Inc.	7,231	$719,701
Torchmark Corp.	2,552	143,933
Unum Group	6,076	194,918
XL Group PLC	7,549	274,180

		16,698,481

Internet — 5.8%
Amazon.com, Inc.*	8,975	4,594,213
eBay, Inc.*	26,028	636,124
Equinix, Inc.	1,300	355,420
Expedia, Inc.	2,394	281,726
F5 Networks, Inc.*	1,800	208,440
Facebook, Inc., Class A*	53,000	4,764,700
Google, Inc., Class A*	6,825	4,356,875
Google, Inc., Class C	6,943	4,224,260
Netflix, Inc.*	9,800	1,011,948
Symantec Corp.	16,638	323,942
The Priceline Group, Inc.*	1,227	1,517,627
TripAdvisor, Inc.*	2,594	163,474
VeriSign, Inc.*	2,209	155,867
Yahoo!, Inc.*	20,817	601,820

		23,196,436

Iron & Steel — 0.1%
Nucor Corp.	7,735	290,449

Leisure Time — 0.3%
Carnival Corp.	10,945	543,967
Harley-Davidson, Inc.	4,728	259,567
Royal Caribbean Cruises Ltd.	4,000	356,360

		1,159,894

Lodging — 0.2%
Marriott International, Inc., Class A	4,785	326,337
Starwood Hotels & Resorts Worldwide, Inc.	3,852	256,081
Wyndham Worldwide Corp.	2,860	205,634
Wynn Resorts Ltd.	1,930	102,522

		890,574

Machinery — Construction & Mining — 0.2%
Caterpillar, Inc.	14,328	936,478
Joy Global, Inc.	2,300	34,339

		970,817

Machinery — Diversified — 0.5%
Cummins, Inc.	3,974	431,497
Deere & Co.	7,432	549,968
Flowserve Corp.	3,300	135,762
Rockwell Automation, Inc.	3,271	331,908
Roper Industries, Inc.	2,400	376,080
Xylem, Inc.	4,154	136,459

		1,961,674

Media — 3.2%
Cablevision Systems Corp., Class A	5,000	162,350
CBS Corp., Class B	10,754	429,085
Comcast Corp., Class A	59,634	3,391,982
Discovery Communications, Inc., Class C*	6,500	157,885
Discovery Communications, Inc., Class A*	3,500	91,105
News Corp., Class A	9,115	115,031

	Number of Shares	Value†

Media — (continued)
Nielsen Holdings PLC	8,400	$373,548
Scripps Networks Interactive, Inc., Class A	2,556	125,730
TEGNA, Inc.	5,374	120,324
The Walt Disney Co.	36,376	3,717,627
Time Warner Cable, Inc.	6,596	1,183,124
Time Warner, Inc.	19,004	1,306,525
Twenty-First Century Fox, Inc., Class A	40,260	1,086,215
Twenty-First Century Fox, Inc., Class B	2,200	59,554
Viacom, Inc., Class B	7,981	344,380

		12,664,465

Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.	3,225	740,815

Mining — 0.2%
Alcoa, Inc.	28,348	273,842
Freeport-McMoRan, Inc.	24,496	237,366
Newmont Mining Corp.	12,383	198,995

		710,203

Miscellaneous Manufacturing — 2.8%
3M Co.	14,580	2,067,007
Danaher Corp.	13,868	1,181,692
Dover Corp.	3,805	217,570
General Electric Co.	236,825	5,972,726
Illinois Tool Works, Inc.	7,619	627,120
Ingersoll-Rand PLC	6,500	330,005
Leggett & Platt, Inc.	3,354	138,353
Parker Hannifin Corp.	3,181	309,511
Textron, Inc.	6,576	247,521

		11,091,505

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	5,161	102,446
Xerox Corp.	22,855	222,379

		324,825

Oil & Gas — 5.2%
Anadarko Petroleum Corp.	11,959	722,204
Apache Corp.	9,023	353,341
Cabot Oil & Gas Corp.	10,088	220,524
Chesapeake Energy Corp.	12,410	90,965
Chevron Corp.	44,070	3,476,241
Cimarex Energy Co.	2,100	215,208
ConocoPhillips	29,280	1,404,269
Devon Energy Corp.	9,229	342,304
Diamond Offshore Drilling, Inc.	1,600	27,680
Ensco PLC, ADR, Class A	5,800	81,664
EOG Resources, Inc.	12,916	940,285
EQT Corp.	3,600	233,172
Exxon Mobil Corp.	97,865	7,276,263
Helmerich & Payne, Inc.	2,700	127,602
Hess Corp.	5,497	275,180
Marathon Oil Corp.	15,951	245,645
Marathon Petroleum Corp.	12,750	590,707
Murphy Oil Corp.	3,917	94,791
Newfield Exploration Co.*	4,100	134,890
Noble Energy, Inc.	10,138	305,965
Occidental Petroleum Corp.	17,858	1,181,307

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Phillips 66	11,440	$879,050
Pioneer Natural Resources Co.	3,600	437,904
Range Resources Corp.	3,923	126,007
Southwestern Energy Co.*	8,490	107,738
Tesoro Corp.	2,794	271,688
Valero Energy Corp.	11,840	711,584

		20,874,178

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	10,228	532,265
Cameron International Corp.*	4,370	267,969
FMC Technologies, Inc.*	5,700	176,700
Halliburton Co.	20,269	716,509
National Oilwell Varco, Inc.	9,023	339,716
Schlumberger Ltd.	29,659	2,045,581
Transocean Ltd.	8,300	107,236

		4,185,976

Packaging and Containers — 0.2%
Ball Corp.	3,226	200,657
Owens-Illinois, Inc.*	4,000	82,880
Sealed Air Corp.	5,033	235,947
WestRock Co.	6,246	321,294

		840,778

Pharmaceuticals — 7.5%
Abbott Laboratories	34,796	1,399,495
AbbVie, Inc.	38,696	2,105,449
Allergan PLC*	9,213	2,504,186
AmerisourceBergen Corp.	4,700	446,453
Baxalta, Inc.	12,875	405,691
Bristol-Myers Squibb Co.	38,997	2,308,623
Cardinal Health, Inc.	7,882	605,495
Eli Lilly & Co.	22,854	1,912,651
Endo International PLC*	5,000	346,400
Express Scripts Holding Co.*	16,064	1,300,542
Johnson & Johnson	64,941	6,062,242
Mallinckrodt PLC*	2,700	172,638
McKesson Corp.	5,525	1,022,291
Mead Johnson Nutrition Co.	4,768	335,667
Merck & Co., Inc.	66,013	3,260,382
Mylan NV*	9,956	400,829
Perrigo Co. PLC	3,400	534,718
Pfizer, Inc.	144,605	4,542,043
Zoetis, Inc.	10,907	449,150

		30,114,945

Pipelines — 0.6%
Columbia Pipeline Group, Inc.	7,365	134,706
Kinder Morgan, Inc.	41,736	1,155,252
ONEOK, Inc.	4,800	154,560
Spectra Energy Corp.	15,784	414,646
The Williams Cos., Inc.	16,034	590,853

		2,450,017

Real Estate — 0.1%
CBRE Group, Inc., Class A*	6,401	204,832

Retail — 6.9%
Advance Auto Parts, Inc.	1,700	322,201

	Number of Shares	Value†

Retail — (continued)
AutoNation, Inc.*	1,719	$100,011
AutoZone, Inc.*	741	536,358
Bed Bath & Beyond, Inc.*	3,866	220,439
Best Buy Co., Inc.	7,168	266,076
CarMax, Inc.*	4,800	284,736
Chipotle Mexican Grill, Inc.*	700	504,175
Costco Wholesale Corp.	10,377	1,500,203
CVS Health Corp.	26,067	2,514,944
Darden Restaurants, Inc.	2,540	174,092
Dollar General Corp.	7,000	507,080
Dollar Tree, Inc.*	5,454	363,564
GameStop Corp., Class A	2,664	109,783
Kohl’s Corp.	4,501	208,441
L Brands, Inc.	5,760	519,149
Lowe’s Cos., Inc.	21,640	1,491,429
Macy’s, Inc.	7,627	391,418
McDonald’s Corp.	22,078	2,175,345
Nordstrom, Inc.	3,337	239,296
O’Reilly Automotive, Inc.	2,400	600,000
PVH Corp.	1,900	193,686
Ross Stores, Inc.	9,800	475,006
Signet Jewelers Ltd.	1,900	258,647
Staples, Inc.	15,637	183,422
Starbucks Corp.	34,688	1,971,666
Target Corp.	14,632	1,150,953
The Gap, Inc.	5,282	150,537
The Home Depot, Inc.	30,104	3,476,711
The TJX Cos., Inc.	15,718	1,122,580
Tiffany & Co.	2,764	213,436
Tractor Supply Co.	3,300	278,256
Urban Outfitters, Inc.*	2,500	73,450
Wal-Mart Stores, Inc.	36,947	2,395,643
Walgreens Boots Alliance, Inc.	20,479	1,701,805
Yum! Brands, Inc.	10,069	805,017

		27,479,555

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	11,257	114,484
People’s United Financial, Inc.	7,700	121,121

		235,605

Semiconductors — 2.9%
Altera Corp.	7,265	363,831
Analog Devices, Inc.	7,376	416,080
Applied Materials, Inc.	29,321	430,726
Avago Technologies Ltd.	6,000	750,060
Broadcom Corp., Class A	12,908	663,858
First Solar, Inc.*	1,800	76,950
Intel Corp.	111,375	3,356,843
KLA-Tencor Corp.	3,827	191,350
Lam Research Corp.	3,859	252,109
Linear Technology Corp.	5,541	223,579
Microchip Technology, Inc.	5,018	216,226
Micron Technology, Inc.*	25,686	384,776
NVIDIA Corp.	11,754	289,736
Qorvo, Inc.*	3,500	157,675
QUALCOMM, Inc.	36,799	1,977,210
Skyworks Solutions, Inc.	4,500	378,945

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Texas Instruments, Inc.	23,893	$1,183,181
Xilinx, Inc.	6,364	269,834

		11,582,969

Software — 4.3%
Activision Blizzard, Inc.	11,900	367,591
Adobe Systems, Inc.*	11,605	954,163
Akamai Technologies, Inc.*	4,160	287,290
Autodesk, Inc.*	5,281	233,103
CA, Inc.	7,639	208,545
Cerner Corp.*	7,000	419,720
Citrix Systems, Inc.*	3,791	262,640
Electronic Arts, Inc.*	7,430	503,382
Fidelity National Information Services, Inc.	6,659	446,686
Fiserv, Inc.	5,414	468,907
Intuit, Inc.	6,692	593,915
Microsoft Corp.	187,715	8,308,266
Oracle Corp.	76,217	2,752,958
Red Hat, Inc.*	4,200	301,896
Salesforce.com, Inc.*	14,700	1,020,621
The Dun & Bradstreet Corp.	900	94,500

		17,224,183

Telecommunications — 3.6%
AT&T, Inc.	144,193	4,697,808
CenturyLink, Inc.	13,326	334,749
Cisco Systems, Inc.	119,180	3,128,475
Corning, Inc.	28,315	484,753
Crown Castle International Corp.	8,000	630,960
Frontier Communications Corp.	25,072	119,092
Harris Corp.	2,600	190,190
Juniper Networks, Inc.	7,971	204,934
Level 3 Communications, Inc.*	6,600	288,354
Motorola Solutions, Inc.	3,488	238,509
Verizon Communications, Inc.	95,276	4,145,459

		14,463,283

Textiles — 0.1%
Mohawk Industries, Inc.*	1,500	272,685

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,612	188,430
Mattel, Inc.	8,281	174,398

		362,828

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	3,439	233,095
CSX Corp.	23,366	628,545
Expeditors International of Washington, Inc.	4,573	215,160
FedEx Corp.	6,266	902,179
J.B. Hunt Transport Services, Inc.	2,200	157,080
Kansas City Southern	2,700	245,376
Norfolk Southern Corp.	7,252	554,053
Ryder System, Inc.	1,125	83,295
Union Pacific Corp.	20,320	1,796,491

	Number of Shares	Value†

Transportation — (continued)
United Parcel Service, Inc., Class B	16,574	$1,635,688

		6,450,962

TOTAL COMMON STOCKS (Cost $245,472,389)		387,988,877

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Apartments — 0.4%
Apartment Investment & Management Co., Class A	3,662	135,567
AvalonBay Communities, Inc.	3,192	558,026
Equity Residential	8,592	645,431
Essex Property Trust, Inc.	1,500	335,130

		1,674,154

Building & Real Estate — 0.1%
Realty Income Corp.	5,400	255,906

Diversified — 0.4%
American Tower Corp.	10,059	884,991
Plum Creek Timber Co., Inc.	4,047	159,897
Vornado Realty Trust	4,087	369,546
Weyerhaeuser Co.	12,626	345,195

		1,759,629

Healthcare — 0.3%
HCP, Inc.	10,840	403,790
Ventas, Inc.	7,653	429,027
Welltower, Inc.	8,500	575,620

		1,408,437

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	17,676	279,458

Industrial — 0.1%
Prologis, Inc.	11,899	462,871

Office Property — 0.2%
Boston Properties, Inc.	3,642	431,213
SL Green Realty Corp.	2,300	248,768

		679,981

Regional Malls — 0.5%
General Growth Properties, Inc.	13,400	347,998
Simon Property Group, Inc.	7,328	1,346,300
The Macerich Co.	3,100	238,142

		1,932,440

Storage & Warehousing — 0.2%
Iron Mountain, Inc.	4,697	145,701
Public Storage	3,416	722,928

		868,629

Strip Centers — 0.1%
Kimco Realty Corp.	9,564	233,648

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,994,599)		9,555,153

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

INDEX 500 FUND

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills¤
0.000%, 10/01/15	$375	$375,000
0.000%, 02/04/16	60	59,996

TOTAL U.S. TREASURY OBLIGATIONS (Cost $434,995)		434,996

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $7,039,374)	7,039,374	7,039,374

TOTAL INVESTMENTS — 101.4% (Cost $259,941,357)(a)		$405,018,400

Other Assets & Liabilities — (1.4)%		(5,406,193)

TOTAL NET ASSETS — 100.0%		$399,612,207

†	See Security Valuation Note.
*	Non-income producing security.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $269,135,554. Net unrealized appreciation was $135,882,846. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $158,605,131 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $22,722,285.

ADR — American Depository Receipt.

PLC —  Public Limited Company.

PENN SERIES FUNDS, INC.

INDEX 500 FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$387,988,877	$387,988,877	$—	$—
REAL ESTATE INVESTMENT TRUSTS	9,555,153	9,555,153	—	—
U.S. TREASURY OBLIGATIONS	434,996	—	434,996	—
SHORT-TERM INVESTMENTS	7,039,374	7,039,374	—	—

TOTAL INVESTMENTS	$405,018,400	$404,583,404	$434,996	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 97.9%
Apparel — 3.5%
Burberry Group PLC	57,729	$1,196,641
Ralph Lauren Corp.	15,185	1,794,260
Under Armour, Inc., Class A*	10,398	1,006,318

		3,997,219

Auto Parts & Equipment — 1.5%
BorgWarner, Inc.	39,864	1,657,944

Banks — 8.2%
First Republic Bank	39,444	2,475,900
Northern Trust Corp.	47,496	3,237,327
Signature Bank*	19,614	2,698,102
UMB Financial Corp.	16,800	853,608

		9,264,937

Beverages — 0.9%
Brown-Forman Corp., Class B	10,276	995,744

Biotechnology — 0.9%
Incyte Corp.*	9,294	1,025,407

Building Materials — 2.5%
Fortune Brands Home & Security, Inc.	58,488	2,776,425

Chemicals — 1.5%
The Valspar Corp.	23,843	1,713,835

Commercial Services — 7.9%
Alliance Data Systems Corp.*	7,870	2,038,173
CoStar Group, Inc.*	13,371	2,313,985
Towers Watson & Co., Class A	19,407	2,277,994
Verisk Analytics, Inc., Class A*	29,963	2,214,565

		8,844,717

Computers — 2.5%
SanDisk Corp.	26,716	1,451,480
Teradata Corp.*	47,150	1,365,464

		2,816,944

Distribution & Wholesale — 2.1%
Fastenal Co.	63,885	2,338,830

Diversified Financial Services — 3.4%
CME Group, Inc.	29,719	2,756,140
Oaktree Capital Group LLC	20,891	1,034,104

		3,790,244

Electrical Components & Equipment — 0.5%
Generac Holdings, Inc.*	18,810	565,993

Electronics — 0.5%
Woodward, Inc.	13,190	536,833

Environmental Control — 1.2%
Stericycle, Inc.*	9,849	1,372,064

Food — 3.7%
Blue Buffalo Pet Products, Inc.*	39,498	707,409
The Hain Celestial Group, Inc.*	38,695	1,996,662
Whole Foods Market, Inc.	46,656	1,476,663

		4,180,734

	Number of Shares	Value†

Healthcare Products — 5.7%
Align Technology, Inc.*	29,034	$1,647,970
Henry Schein, Inc.*	13,159	1,746,462
Intuitive Surgical, Inc.*	6,675	3,067,697

		6,462,129

Healthcare Services — 2.4%
Acadia Healthcare Co., Inc.*	16,128	1,068,803
Laboratory Corp. of America Holdings*	14,752	1,600,149

		2,668,952

Home Builders — 1.7%
D.R. Horton, Inc.	32,443	952,526
PulteGroup, Inc.	49,469	933,480

		1,886,006

Household Products & Wares — 1.2%
The Scotts Miracle-Gro Co., Class A	21,500	1,307,630

Internet — 5.9%
F5 Networks, Inc.*	11,967	1,385,779
GrubHub, Inc.*	44,674	1,087,365
Pandora Media, Inc.*	146,712	3,130,834
TripAdvisor, Inc.*	16,974	1,069,701

		6,673,679

Leisure Time — 1.9%
Polaris Industries, Inc.	18,066	2,165,571

Machinery — Diversified — 1.0%
Flowserve Corp.	26,976	1,109,793

Oil & Gas — 4.1%
Cabot Oil & Gas Corp.	47,194	1,031,661
Cimarex Energy Co.	9,536	977,249
Continental Resources, Inc.*	45,179	1,308,836
Noble Energy, Inc.	30,353	916,053
Oasis Petroleum, Inc.*	40,467	351,254

		4,585,053

Pharmaceuticals — 9.7%
ACADIA Pharmaceuticals, Inc.*	25,538	844,542
Alkermes PLC*	36,176	2,122,446
BioMarin Pharmaceutical, Inc.*	15,818	1,665,952
Diplomat Pharmacy, Inc.*	16,942	486,744
Mead Johnson Nutrition Co.	30,536	2,149,734
Medivation, Inc.*	24,470	1,039,975
Zoetis, Inc.	64,247	2,645,691

		10,955,084

Retail — 9.9%
Bed Bath & Beyond, Inc.*	30,353	1,730,728
DSW, Inc., Class A	52,302	1,323,764
Dunkin’ Brands Group, Inc.	46,648	2,285,752
Kate Spade & Co.*	49,669	949,175
Tiffany & Co.	19,343	1,493,666
Tractor Supply Co.	9,939	838,056
Urban Outfitters, Inc.*	58,825	1,728,279
Williams-Sonoma, Inc.	10,214	779,839

		11,129,259

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — 2.4%
Microchip Technology, Inc.	63,062	$2,717,342

Software — 6.9%
ANSYS, Inc.*	19,549	1,723,049
Cerner Corp.*	21,830	1,308,927
Electronic Arts, Inc.*	44,527	3,016,704
ServiceNow, Inc.*	24,636	1,710,970

		7,759,650

Toys, Games & Hobbies — 1.4%
Mattel, Inc.	73,345	1,544,646

Transportation — 2.9%
Expeditors International of Washington, Inc.	46,802	2,202,034
J.B. Hunt Transport Services, Inc.	15,447	1,102,916

		3,304,950

TOTAL COMMON STOCKS (Cost $116,153,376)		110,147,614

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $409,705)	409,705	409,705

TOTAL INVESTMENTS — 98.3% (Cost $116,563,081)(a)		$110,557,319

Other Assets & Liabilities — 1.7%		1,903,492

TOTAL NET ASSETS — 100.0%		$112,460,811

WRITTEN OPTIONS — (0.3)%
Put Options — (0.3)%
Pacira Pharmaceuticals, Inc. $85 11/20/15
TOTAL WRITTEN OPTIONS (Cost $(207,936))	(74)	(321,900)

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $116,613,906. Net unrealized depreciation was $6,056,587. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,217,547 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $16,274,134.

LLC — Limited Liability Company.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

MID CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$110,147,614	$108,950,973	$1,196,641	$—
SHORT-TERM INVESTMENTS	409,705	409,705	—	—
TOTAL INVESTMENTS	$110,557,319	$109,360,678	$1,196,641	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(321,900)	$(321,900)	$—	$—
TOTAL LIABILITIES	$(321,900)	$(321,900)	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $1,472,018 was transferred from Level 1 into Level 2 at 9/30/2015 which was a result of valuing investments using third-party vendor modeling tools.

The Fund did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 87.8%
Aerospace & Defense — 4.4%
General Dynamics Corp.	29,350	$4,048,832
Spirit Aerosystems Holdings, Inc., Class A*	70,300	3,398,302

		7,447,134

Airlines — 0.6%
United Continental Holdings, Inc.*	18,400	976,120

Apparel — 1.9%
Deckers Outdoor Corp.*	54,000	3,135,240

Banks — 6.6%
BB&T Corp.	52,200	1,858,320
Comerica, Inc.	79,600	3,271,560
Huntington Bancshares, Inc.	143,600	1,522,160
M&T Bank Corp.	23,100	2,817,045
State Street Corp.	23,600	1,586,156

		11,055,241

Building Materials — 1.0%
Owens Corning	39,500	1,655,445

Chemicals — 2.0%
Ashland, Inc.	33,900	3,411,018

Commercial Services — 8.0%
Hertz Global Holdings, Inc.*	255,800	4,279,534
The ADT Corp.	224,800	6,721,520
Tyco International PLC	74,300	2,486,078

		13,487,132

Computers — 5.9%
Cadence Design Systems, Inc.*	125,700	2,599,476
SanDisk Corp.	62,400	3,390,192
Teradata Corp.*	136,200	3,944,352

		9,934,020

Diversified Financial Services — 2.1%
AerCap Holdings N.V.	92,600	3,541,024

Electric — 6.0%
AES Corp.	321,600	3,148,464
Edison International	70,100	4,421,207
NRG Energy, Inc.	172,200	2,557,170

		10,126,841

Electronics — 3.2%
Flextronics International Ltd.*	161,300	1,700,102
Itron, Inc.*	114,400	3,650,504

		5,350,606

Engineering & Construction — 1.4%
KBR, Inc.	140,700	2,344,062

Environmental Control — 2.4%
Covanta Holding Corp.	226,300	3,948,935

Food — 1.6%
Whole Foods Market, Inc.	82,800	2,620,620

Gas — 1.7%
CenterPoint Energy, Inc.	160,000	2,886,400

	Number of Shares	Value†

Healthcare Products — 2.5%
Zimmer Biomet Holdings, Inc.	45,200	$4,245,636

Household Products & Wares — 1.3%
Avery Dennison Corp.	38,500	2,177,945

Insurance — 1.4%
Lincoln National Corp.	50,100	2,377,746

Machinery — Diversified — 1.9%
The Manitowoc Co., Inc.	217,500	3,262,500

Media — 1.4%
CBS Corp., Class B	60,100	2,397,990

Miscellaneous Manufacturing — 2.5%
Harsco Corp.	174,900	1,586,343
Valmont Industries, Inc.	26,900	2,552,541

		4,138,884

Oil & Gas — 4.9%
Cabot Oil & Gas Corp.	135,500	2,962,030
Devon Energy Corp.	80,400	2,982,036
Energy Transfer Partners, LP	46,075	1,892,300
Southwestern Energy Co.*	36,400	461,916

		8,298,282

Pipelines — 1.9%
ONEOK, Inc.	98,200	3,162,040

Retail — 6.0%
Best Buy Co., Inc.	117,100	4,346,752
Kohl’s Corp.	67,600	3,130,556
Staples, Inc.	215,200	2,524,296

		10,001,604

Savings & Loans — 2.5%
BankUnited, Inc.	115,200	4,118,400

Semiconductors — 3.2%
ON Semiconductor Corp.*	314,200	2,953,480
Skyworks Solutions, Inc.	27,600	2,324,196

		5,277,676

Software — 5.4%
Check Point Software Technologies Ltd.*	49,200	3,903,036
Nuance Communications, Inc.*	319,088	5,223,471

		9,126,507

Telecommunications — 2.7%
Amdocs Ltd.	79,500	4,521,960

Toys, Games & Hobbies — 1.4%
Mattel, Inc.	113,100	2,381,886

TOTAL COMMON STOCKS (Cost $149,315,040)		147,408,894

REAL ESTATE INVESTMENT TRUSTS — 6.2%
Building & Real Estate — 4.1%
Starwood Property Trust, Inc.	165,900	3,404,268

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Building & Real Estate — (continued)
Starwood Waypoint Residential Trust	150,220	$3,579,743

		6,984,011

Diversified — 2.1%
Corrections Corporation of America	118,217	3,492,130

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,867,651)		10,476,141

RIGHTS — 0.0%
Food — 0.0%
Safeway Casa Ley CVR, 01/30/19~	47,300	0
Safeway PDC CVR, 01/30/17~	47,300	0

TOTAL RIGHTS (Cost $50,313)		0

SHORT-TERM INVESTMENTS — 4.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $8,126,649)	8,126,649	8,126,649

TOTAL INVESTMENTS — 98.9% (Cost $168,359,653)(a)		$166,011,684

Other Assets & Liabilities — 1.1%		1,865,273

TOTAL NET ASSETS — 100.0%		$167,876,957

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $168,359,653. Net unrealized depreciation was $2,347,969. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $19,744,018 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $22,091,987.
~	Fair valued security. The total market value of fair valued securities at September 30, 2015 is $0.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

MID CAP VALUE FUND

Country Weightings as of 09/30/2015 ††
United States	95%
Israel	2
Netherlands	2
Singapore	1

Total	100%

††	% of total investments as of September 30, 2015

PENN SERIES FUNDS, INC.

MID CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$147,408,894	$147,408,894	$—	$—
REAL ESTATE INVESTMENT TRUSTS	10,476,141	10,476,141	—	—
SHORT-TERM INVESTMENTS	8,126,649	8,126,649	—	—

TOTAL INVESTMENTS	$166,011,684	$166,011,684	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 81.6%
Aerospace & Defense — 0.5%
L-3 Communications Holdings, Inc.	4,130	$431,668

Apparel — 0.7%
Ralph Lauren Corp.	5,233	618,331

Auto Manufacturers — 0.9%
Honda Motor Co. Ltd. ADR	15,059	450,264
Oshkosh Corp.	10,353	376,125

		826,389

Banks — 9.9%
Bank of Hawaii Corp.	8,258	524,300
BB&T Corp.	15,002	534,071
BOK Financial Corp.	6,911	447,211
Comerica, Inc.	10,576	434,674
Commerce Bancshares, Inc.	19,486	887,782
Cullen/Frost Bankers, Inc.	6,435	409,137
M&T Bank Corp.	7,328	893,650
Northern Trust Corp.	31,247	2,129,796
State Street Corp.	7,806	524,641
SunTrust Banks, Inc.	13,563	518,649
The PNC Financial Services Group, Inc.	7,561	674,441
Westamerica Bancorporation	17,736	788,188

		8,766,540

Chemicals — 0.6%
The Mosaic Co.	17,247	536,554

Commercial Services — 1.9%
The ADT Corp.	23,959	716,374
Tyco International PLC	27,976	936,077

		1,652,451

Computers — 1.7%
SanDisk Corp.	14,554	790,719
Western Digital Corp.	8,701	691,207

		1,481,926

Diversified Financial Services — 2.4%
Franklin Resources, Inc.	13,627	507,742
LPL Financial Holdings, Inc.	14,614	581,199
Markit Ltd.	19,823	574,867
T. Rowe Price Group, Inc.	6,805	472,947

		2,136,755

Diversified Operations — 0.3%
Pentair PLC	5,457	278,525

Electric — 7.2%
Ameren Corp.	9,970	421,432
Consolidated Edison, Inc.	8,038	537,340
Edison International	19,100	1,204,637
Great Plains Energy, Inc.	26,847	725,406
NorthWestern Corp.	7,531	405,394
OGE Energy Corp.	11,329	309,961
PG&E Corp.	13,303	702,398
Westar Energy, Inc.	27,466	1,055,793
Xcel Energy, Inc.	29,348	1,039,213

		6,401,574

	Number of Shares	Value†

Electrical Components & Equipment — 1.2%
Emerson Electric Co.	25,034	$1,105,752

Electronics — 2.9%
Keysight Technologies, Inc.*	26,468	816,273
Koninklijke Philips N.V.	41,996	988,039
TE Connectivity Ltd.	12,397	742,456

		2,546,768

Environmental Control — 3.2%
Clean Harbors, Inc.*	13,051	573,853
Republic Services, Inc.	55,692	2,294,510

		2,868,363

Food — 7.9%
Campbell Soup Co.	6,229	315,686
ConAgra Foods, Inc.	29,958	1,213,599
Danone S.A.	3,199	201,932
General Mills, Inc.	10,473	587,849
Kellogg Co.	13,661	909,140
Mondelez International, Inc., Class A	17,879	748,594
Sysco Corp.	54,517	2,124,527
The J.M. Smucker Co.	8,139	928,578

		7,029,905

Gas — 2.0%
Atmos Energy Corp.	13,071	760,471
The Laclede Group, Inc.	17,994	981,213

		1,741,684

Healthcare Products — 3.0%
Becton Dickinson & Co.	3,202	424,777
Boston Scientific Corp.*	48,482	795,590
Zimmer Biomet Holdings, Inc.	15,107	1,419,000

		2,639,367

Healthcare Services — 2.6%
LifePoint Hospitals, Inc.*	19,660	1,393,894
Quest Diagnostics, Inc.	14,918	917,009

		2,310,903

Home Builders — 1.4%
PulteGroup, Inc.	26,801	505,735
Thor Industries, Inc.	8,289	429,370
Toll Brothers, Inc.*	9,767	334,422

		1,269,527

Insurance — 6.6%
ACE Ltd.	9,323	963,998
Aflac, Inc.	6,530	379,589
Brown & Brown, Inc.	17,294	535,595
HCC Insurance Holdings, Inc.	2,529	195,922
MetLife, Inc.	7,884	371,731
ProAssurance Corp.	8,804	432,012
Reinsurance Group of America, Inc.	9,042	819,115
The Allstate Corp.	4,640	270,234
The Chubb Corp.	3,817	468,155
The Travelers Cos., Inc.	3,751	373,337
Torchmark Corp.	6,101	344,096
Unum Group	22,739	729,467

		5,883,251

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Iron & Steel — 0.8%
Nucor Corp.	17,887	$671,657

Leisure Time — 0.5%
Carnival Corp.	8,105	402,819

Miscellaneous Manufacturing — 0.8%
Parker Hannifin Corp.	3,199	311,263
Textron, Inc.	11,558	435,043

		746,306

Oil & Gas — 8.1%
Anadarko Petroleum Corp.	6,768	408,720
Cimarex Energy Co.	7,752	794,425
Devon Energy Corp.	19,604	727,112
EQT Corp.	14,293	925,758
Helmerich & Payne, Inc.	12,741	602,140
Imperial Oil Ltd.	50,011	1,584,462
Noble Energy, Inc.	35,022	1,056,964
Occidental Petroleum Corp.	16,301	1,078,311

		7,177,892

Oil & Gas Services — 2.0%
Cameron International Corp.*	20,771	1,273,678
FMC Technologies, Inc.*	15,944	494,264

		1,767,942

Packaging and Containers — 1.1%
Bemis Co., Inc.	9,041	357,752
Sonoco Products Co.	16,597	626,371

		984,123

Pharmaceuticals — 0.5%
Cardinal Health, Inc.	2,919	224,237
Express Scripts Holding Co.*	2,878	233,003

		457,240

Retail — 2.5%
Advance Auto Parts, Inc.	3,566	675,864
Bed Bath & Beyond, Inc.	6,702	382,148
CST Brands, Inc.	17,236	580,164
Lowe’s Cos., Inc.	4,094	282,159
Target Corp.	4,355	342,564

		2,262,899

Savings & Loans — 0.6%
Capitol Federal Financial, Inc.	43,785	530,674

Semiconductors — 4.4%
Applied Materials, Inc.	66,105	971,082
Lam Research Corp.	13,054	852,818
Maxim Integrated Products, Inc.	20,543	686,136
Microchip Technology, Inc.	17,730	763,986
Teradyne, Inc.	35,447	638,401

		3,912,423

Telecommunications — 1.7%
CenturyLink, Inc.	35,908	902,009
Harris Corp.	3,738	273,435
Level 3 Communications, Inc.*	7,131	311,553

		1,486,997

	Number of Shares	Value†

Toys, Games & Hobbies — 0.8%
Mattel, Inc.	33,684	$709,385

Transportation — 0.9%
Heartland Express, Inc.	39,050	778,657

TOTAL COMMON STOCKS (Cost $74,749,912)		72,415,247

REAL ESTATE INVESTMENT TRUSTS — 4.2%
Diversified — 2.2%
Corrections Corporation of America	25,675	758,440
Weyerhaeuser Co.	43,748	1,196,070

		1,954,510

Hotels & Resorts — 0.4%
Host Hotels & Resorts, Inc.	22,010	347,978

Office Property — 1.6%
Boston Properties, Inc.	2,365	280,016
Empire State Realty Trust, Inc.	17,957	305,808
Piedmont Office Realty Trust, Inc., Class A	46,719	835,803

		1,421,627

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,176,833)		3,724,115

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $940,002)	940,002	940,002

TOTAL INVESTMENTS — 86.9% (Cost $79,866,747)(a)		$77,079,364

Other Assets & Liabilities — 13.1%		11,649,600

TOTAL NET ASSETS — 100.0%		$88,728,964

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $80,412,827. Net unrealized depreciation was $3,333,463. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,090,217 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,423,680.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

MID CORE VALUE FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$72,415,247	$71,225,276	$1,189,971	$—
REAL ESTATE INVESTMENT TRUSTS	3,724,115	3,724,115	—	—
SHORT-TERM INVESTMENTS	940,002	940,002	—	—

TOTAL INVESTMENTS	$77,079,364	$75,889,393	$1,189,971	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 96.0%
Airlines — 0.9%
Spirit Airlines, Inc.*	10,720	$507,056

Apparel — 1.3%
Columbia Sportswear Co.	12,853	755,628

Auto Parts & Equipment — 2.3%
Gentherm, Inc.*	16,418	737,497
WABCO Holdings, Inc.*	5,650	592,289

		1,329,786

Beverages — 1.2%
Constellation Brands, Inc., Class A	5,400	676,134

Biotechnology — 3.2%
Alnylam Pharmaceuticals, Inc.*	5,814	467,213
AMAG Pharmaceuticals, Inc.*	12,440	494,241
Bluebird Bio, Inc.*	3,030	259,216
Novavax, Inc.*	30,883	218,343
Ultragenyx Pharmaceutical, Inc.*	4,080	392,945

		1,831,958

Building Materials — 1.3%
Vulcan Materials Co.	8,090	721,628

Chemicals — 1.5%
Axalta Coating Systems Ltd.*	34,399	871,671

Commercial Services — 16.5%
Allegion PLC	15,870	915,064
Aramark	26,180	775,975
Bright Horizons Family Solutions, Inc.*	14,430	926,983
CoStar Group, Inc.*	6,634	1,148,080
Euronet Worldwide, Inc.*	15,111	1,119,574
Healthequity, Inc.*	8,195	242,162
SEI Investments Co.	25,030	1,207,197
Servicemaster Global Holdings, Inc.*	39,632	1,329,654
Vantiv, Inc., Class A*	22,027	989,453
WEX, Inc.*	8,740	758,982

		9,413,124

Computers — 1.7%
EPAM Systems, Inc.*	12,830	956,091

Distribution & Wholesale — 1.4%
HD Supply Holdings, Inc.*	27,590	789,626

Diversified Financial Services — 3.2%
Air Lease Corp.*	18,930	585,316
Evercore Partners, Inc., Class A	12,070	606,397
Raymond James Financial, Inc.	13,280	659,086

		1,850,799

Electrical Components & Equipment — 1.5%
Acuity Brands, Inc.	4,793	841,555

Electronics — 1.5%
TASER International, Inc.*	30,600	673,965
Tower Semiconductor Ltd.	14,591	187,786

		861,751

	Number of Shares	Value†

Entertainment — 3.0%
Cinemark Holdings, Inc.	27,530	$894,450
Vail Resorts, Inc.	7,640	799,755

		1,694,205

Healthcare Products — 7.7%
Alere, Inc.*	20,680	995,742
Align Technology, Inc.*	16,878	957,995
Cepheid, Inc.*	16,829	760,671
DexCom, Inc.*	10,739	922,050
Intersect ENT, Inc.*	3,104	72,634
The Cooper Cos., Inc.	4,650	692,199

		4,401,291

Healthcare Services — 2.8%
Community Health Systems, Inc.*	14,400	615,888
Envision Healthcare Holdings Inc*	26,610	978,982

		1,594,870

Home Furnishings — 0.9%
Harman International Industries, Inc.	5,270	505,867

Internet — 2.1%
Splunk, Inc.*	15,960	883,386
Vipshop Holdings Ltd. ADR*	17,730	297,864

		1,181,250

Leisure Time — 3.2%
Brunswick Corp.	11,890	569,412
Jarden Corp.*	25,410	1,242,041

		1,811,453

Machinery — Diversified — 3.1%
Cognex Corp.	14,840	510,051
Wabtec Corp.	14,130	1,244,146

		1,754,197

Miscellaneous Manufacturing — 4.0%
A.O. Smith Corp.	12,070	786,843
Carlisle Cos., Inc.	13,280	1,160,407
Proto Labs, Inc.*	5,473	366,691

		2,313,941

Oil & Gas — 1.2%
Diamondback Energy, Inc.*	10,920	705,432

Pharmaceuticals — 4.3%
Clovis Oncology, Inc.*	6,140	564,635
GW Pharmaceuticals PLC ADR*	2,820	257,663
Insys Therapeutics, Inc.*	8,090	230,241
Medivation, Inc.*	12,710	540,175
VCA, Inc.*	16,340	860,301

		2,453,015

Retail — 9.7%
Caleres, Inc.	20,230	617,622
Dave & Buster’s Entertainment, Inc.*	21,300	805,779
Domino’s Pizza, Inc.	4,370	471,567
Lithia Motors, Inc., Class A	8,805	951,908
Lululemon Athletica, Inc.*	13,630	690,359
The Men’s Wearhouse, Inc.	15,400	654,808
The Michaels Cos, Inc.*	25,516	589,420

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Ulta Salon Cosmetics & Fragrance, Inc.*	4,800	$784,080

		5,565,543

Semiconductors — 0.8%
Ambarella, Inc.*	7,590	438,626
Cavium, Inc.*	235	14,422

		453,048

Shipbuilding — 1.1%
Huntington Ingalls Industries, Inc.	5,890	631,113

Software — 11.7%
Black Knight Financial Services, Inc.*	13,771	448,246
CyberArk Software Ltd.	14,937	748,941
Fleetmatics Group PLC	13,229	649,412
Guidewire Software, Inc.*	15,101	794,011
Imperva, Inc.*	8,328	545,317
Paycom Software, Inc.*	25,425	913,012
Tableau Software, Inc., Class A*	9,400	749,932
Take-Two Interactive Software, Inc.*	25,560	734,339
Tyler Technologies, Inc.*	7,591	1,133,412

		6,716,622

Telecommunications — 1.6%
Zayo Group Holdings, Inc.*	35,810	908,142

Transportation — 1.3%
Old Dominion Freight Line, Inc.*	12,630	770,430

TOTAL COMMON STOCKS (Cost $51,399,582)		54,867,226

SHORT-TERM INVESTMENTS — 4.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,273,207)	2,273,207	2,273,207

TOTAL INVESTMENTS — 100.0% (Cost $53,672,789)(a)		$57,140,433

Other Assets & Liabilities — 0.0%		24,425

TOTAL NET ASSETS — 100.0%		$57,164,858

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $53,837,304. Net unrealized appreciation was $3,303,130. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,098,274 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,795,144.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMID CAP GROWTH FUND

Country Weightings as of 09/30/2015 ††
United States	94%
Israel	2
Canada	1
Cayman Islands	1
China	1
Ireland	1

Total	100%

††	% of total investments as of September 30, 2015

PENN SERIES FUNDS, INC.

SMID CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$54,867,226	$54,867,226	$—	$—
SHORT-TERM INVESTMENTS	2,273,207	2,273,207	—	—

TOTAL INVESTMENTS	$57,140,433	$57,140,433	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 90.0%
Aerospace & Defense — 1.0%
Spirit Aerosystems Holdings, Inc., Class A*	13,870	$670,476

Apparel — 1.2%
Crocs, Inc.*	65,370	844,907

Auto Manufacturers — 1.1%
Oshkosh Corp.	20,820	756,391

Auto Parts & Equipment — 3.2%
Dana Holding Corp.	48,950	777,326
Lear Corp.	7,250	788,655
Tenneco, Inc.*	13,230	592,307

		2,158,288

Banks — 8.5%
Associated Banc-Corp.	29,100	522,927
Comerica, Inc.	22,955	943,451
Fulton Financial Corp.	55,500	671,550
Huntington Bancshares, Inc.	84,110	891,566
Synovus Financial Corp.	20,940	619,824
Texas Capital Bancshares, Inc.*	11,370	596,015
Webster Financial Corp.	17,340	617,824
Zions Bancorporation	35,420	975,467

		5,838,624

Chemicals — 1.5%
A. Schulman, Inc.	22,520	731,224
Huntsman Corp.	29,990	290,603

		1,021,827

Commercial Services — 2.5%
Booz Allen Hamilton Holding Corp.	38,260	1,002,795
Quanta Services, Inc.*	28,900	699,669

		1,702,464

Computers — 2.6%
Brocade Communications Systems, Inc.	45,640	473,743
Insight Enterprises, Inc.*	14,540	375,859
NCR Corp.*	39,390	896,123

		1,745,725

Distribution & Wholesale — 0.9%
WESCO International, Inc.*	13,140	610,616

Diversified Financial Services — 1.7%
E*TRADE Financial Corp.*	25,060	659,830
SLM Corp.*	72,050	533,170

		1,193,000

Electric — 2.6%
PNM Resources, Inc.	34,810	976,421
Westar Energy, Inc.	21,360	821,078

		1,797,499

Electrical Components & Equipment — 0.5%
General Cable Corp.	27,060	322,014

Electronics — 5.1%
Avnet, Inc.	24,970	1,065,719
Celestica, Inc.*	37,760	486,726
Keysight Technologies, Inc.*	26,470	816,335
TTM Technologies, Inc.*	45,260	281,970

	Number of Shares	Value†

Electronics — (continued)
Vishay Intertechnology, Inc.	85,500	$828,495

		3,479,245

Engineering & Construction — 3.9%
AECOM*	34,694	954,432
EMCOR Group, Inc.	20,880	923,940
Granite Construction, Inc.	24,280	720,387
Tutor Perini Corp.*	5,658	93,131

		2,691,890

Food — 2.3%
Dean Foods Co.	27,975	462,147
Ingredion, Inc.	12,540	1,094,867

		1,557,014

Gas — 2.9%
Southwest Gas Corp.	16,240	947,117
UGI Corp.	28,885	1,005,775

		1,952,892

Hand & Machine Tools — 1.1%
Regal-Beloit Corp.	13,300	750,785

Healthcare Services — 3.3%
LifePoint Hospitals, Inc.*	11,820	838,038
Molina Healthcare, Inc.*	8,180	563,193
WellCare Health Plans, Inc.*	9,670	833,360

		2,234,591

Home Builders — 2.0%
Meritage Homes Corp.*	20,260	739,895
PulteGroup, Inc.	31,870	601,387

		1,341,282

Household Products & Wares — 1.9%
Avery Dennison Corp.	11,520	651,686
Helen of Troy Ltd.*	7,400	660,820

		1,312,506

Insurance — 11.7%
American Financial Group, Inc.	15,150	1,043,986
Aspen Insurance Holdings Ltd.	21,780	1,012,117
CNO Financial Group, Inc.	54,370	1,022,700
Essent Group Ltd.*	33,774	839,284
First American Financial Corp.	25,890	1,011,522
StanCorp Financial Group, Inc.	9,660	1,103,172
The Hanover Insurance Group, Inc.	12,650	982,905
Validus Holdings Ltd.	22,390	1,009,117

		8,024,803

Internet — 1.5%
CDW Corp.	25,660	1,048,468

Iron & Steel — 0.7%
Steel Dynamics, Inc.	29,470	506,295

Media — 1.4%
Cable One Inc*	1,270	532,663
Scholastic Corp.	10,110	393,886

		926,549

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 0.9%
ITT Corp.	18,260	$610,432

Oil & Gas — 4.2%
Murphy Oil Corp.	27,100	655,820
Murphy USA Inc*	10,530	578,623
QEP Resources, Inc.	68,040	852,541
SM Energy Co.	25,345	812,054

		2,899,038

Oil & Gas Services — 1.0%
Mrc Global Inc*	61,820	689,293

Packaging and Containers — 0.8%
Graphic Packaging Holding Co.	41,820	534,878

Retail — 8.1%
Big Lots, Inc.	21,780	1,043,698
Bloomin’ Brands, Inc.	47,290	859,732
Caleres, Inc.	18,350	560,226
Dillard’s, Inc., Class A	6,170	539,196
GameStop Corp., Class A	18,020	742,604
Office Depot, Inc.*	89,270	573,113
Pier 1 Imports, Inc.	53,470	368,943
The Children’s Place, Inc.	15,400	888,118

		5,575,630

Savings & Loans — 0.9%
First Niagara Financial Group, Inc.	61,370	626,588

Semiconductors — 2.4%
Advanced Micro Devices, Inc.*	84,700	145,684
Fairchild Semiconductor International, Inc.*	71,780	1,007,791
Lam Research Corp.	7,050	460,577

		1,614,052

Software — 0.7%
Electronic Arts, Inc.*	7,380	499,995

Telecommunications — 3.7%
Amdocs Ltd.	11,765	669,193
Finisar Corp.*	56,950	633,854
Genpact Ltd.*	30,080	710,189
Polycom, Inc.*	51,740	542,235

		2,555,471

Transportation — 2.2%
Con-way, Inc.	15,470	734,052
Ryder System, Inc.	10,110	748,544

		1,482,596

TOTAL COMMON STOCKS (Cost $56,653,507)		61,576,124

REAL ESTATE INVESTMENT TRUSTS — 5.8%
Apartments — 1.0%
Mid-America Apartment Communities, Inc.	8,140	666,422

Diversified — 1.8%
Gramercy Property Trust, Inc.	40,210	835,162

	Number of Shares	Value†

Diversified — (continued)
STAG lndustrial, Inc.	21,980	$400,256

		1,235,418

Healthcare — 1.3%
LTC Properties, Inc.	20,400	870,468

Hotels & Resorts — 0.9%
RLJ Lodging Trust	25,100	634,277

Strip Centers — 0.8%
DDR Corp.	37,780	581,056

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,091,159)		3,987,641

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,376,159)	1,376,159	1,376,159

TOTAL INVESTMENTS — 97.8% (Cost $62,120,825)(a)		$66,939,924

Other Assets & Liabilities — 2.2%		1,476,053

TOTAL NET ASSETS — 100.0%		$68,415,977

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $62,268,803. Net unrealized appreciation was $4,671,121. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,554,925 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,883,804.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMID CAP VALUE FUND

Country Weightings as of 09/30/2015 ††
United States	94%
Bermuda	5
Canada	1

Total	100%

††	% of total investments as of September 30, 2015

PENN SERIES FUNDS, INC.

SMID CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	61,576,124	61,576,124	—	—
TOTAL REAL ESTATE INVESTMENT TRUSTS	3,987,641	3,987,641	—	—
SHORT-TERM INVESTMENTS	1,376,159	1,376,159	—	—

TOTAL INVESTMENTS	66,939,924	66,939,924	—	—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 94.8%
Aerospace & Defense — 2.4%
HEICO Corp., Class A	47,868	$2,173,686

Apparel — 4.0%
Carter’s, Inc.	17,545	1,590,279
Gildan Activewear, Inc.	26,685	804,820
Wolverine World Wide, Inc.	54,266	1,174,316

		3,569,415

Banks — 2.2%
Bank of the Ozarks, Inc.	24,756	1,083,323
SVB Financial Group*	7,663	885,383

		1,968,706

Biotechnology — 0.8%
Ligand Pharmaceuticals, Inc.*	5,647	483,665
Puma Biotechnology, Inc.*	3,199	241,077

		724,742

Chemicals — 2.3%
Sensient Technologies Corp.	32,936	2,018,977

Commercial Services — 11.7%
Alarm.com Holdings, Inc.*	17,177	200,284
Corporate Executive Board Co. (The)	13,947	953,138
CoStar Group, Inc.*	4,597	795,557
Euronet Worldwide, Inc.*	34,740	2,573,887
Gartner, Inc.*	7,559	634,427
Healthcare Services Group, Inc.	28,676	966,381
Healthequity, Inc.*	18,068	533,909
MAXIMUS, Inc.	7,750	461,590
Nord Anglia Education, Inc.*	46,150	938,230
Rollins, Inc.	17,517	470,682
Servicemaster Global Holdings, Inc.*	39,230	1,316,166
SP Plus Corp.*	25,462	589,445

		10,433,696

Computers — 4.2%
Barracuda Networks, Inc.*	2,301	35,850
Cadence Design Systems, Inc.*	81,557	1,686,599
Jack Henry & Associates, Inc.	24,750	1,722,847
Stratasys Ltd.*	12,806	339,231

		3,784,527

Distribution & Wholesale — 0.5%
WESCO International, Inc.*	9,335	433,797

Diversified Financial Services — 3.9%
Artisan Partners Asset Management, Inc., Class A	8,490	299,103
Financial Engines, Inc.	15,927	469,368
LPL Financial Holdings, Inc.	14,159	563,103
MarketAxess Holdings, Inc.	11,085	1,029,575
Markit Ltd.*	29,782	863,678
Virtu Financial, Inc., Class A	12,728	291,726

		3,516,553

Electrical Components & Equipment — 2.4%
Belden, Inc.	18,657	871,096
EnerSys	22,985	1,231,536

		2,102,632

	Number of Shares	Value†

Electronics — 3.2%
CTS Corp.	34,584	$640,150
National Instruments Corp.	13,666	379,778
OSI Systems, Inc.*	16,354	1,258,604
Sensata Technologies Holding N.V.*	12,089	536,026

		2,814,558

Entertainment — 2.3%
AMC Entertainment Holdings, Inc., Class A	27,540	693,732
Manchester United PLC, Class A	33,392	573,341
National CineMedia, Inc.	60,521	812,192

		2,079,265

Environmental Control — 0.6%
Clean Harbors, Inc.*	12,740	560,178

Hand & Machine Tools — 1.2%
Kennametal, Inc.	41,458	1,031,890

Healthcare Products — 6.5%
Bio-Techne Corp.	11,576	1,070,317
Cimpress NV*	10,537	801,971
Endologix, Inc.*	72,550	889,463
LDR Holding Corp.*	30,416	1,050,264
Masimo Corp.*	15,942	614,724
Quidel Corp.*	33,000	623,040
STERIS Corp.	11,735	762,423

		5,812,202

Healthcare Services — 1.3%
Catalent, Inc.*	44,316	1,076,879
OvaScience, Inc.*	8,051	68,353

		1,145,232

Household Products & Wares — 2.6%
Ontex Group NV*	29,064	893,806
Prestige Brands Holdings, Inc.*	21,597	975,321
Tumi Holdings, Inc.*	25,504	449,380

		2,318,507

Insurance — 0.6%
RLI Corp.	10,470	560,459

Internet — 2.4%
ChannelAdvisor Corp.*	28,211	280,417
Endurance International Group Holdings, Inc.*	53,022	708,374
SPS Commerce, Inc.*	6,135	416,505
Wayfair, Inc., Class A*	7,584	265,895
Zillow Group, Inc.*	16,701	479,820

		2,151,011

Investment Companies — 0.4%
Pace Holdings Corp.*	33,082	339,090

Leisure Time — 0.0%
Mcbc Holdings Inc*	807	10,459

Machinery — Diversified — 1.5%
Nordson Corp.	11,497	723,621
Wabtec Corp.	7,386	650,337

		1,373,958

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Medical Instruments — 0.4%
Novadaq Technologies, Inc.*	38,341	$399,897

Metal Fabricate/Hardware — 0.9%
Rexnord Corp.*	46,574	790,826

Miscellaneous Manufacturing — 1.2%
Proto Labs, Inc.*	9,351	626,517
Raven Industries, Inc.	25,119	425,767

		1,052,284

Oil & Gas Services — 1.0%
Dril-Quip, Inc.*	9,982	581,152
Targa Resources Corp.	6,198	319,321

		900,473

Pharmaceuticals — 7.3%
Akorn, Inc.*	15,736	448,555
Anacor Pharmaceuticals, Inc.*	2,766	325,586
Dbv Technologies SA*	14,415	513,030
DepoMed, Inc.*	17,957	338,489
Dyax Corp.*	36,639	699,438
Eagle Pharmaceuticals, Inc.*	11,407	844,460
Flamel Technologies S.A., ADR*	34,587	564,114
Heron Therapeutics, Inc.*	6,045	147,498
IGI Laboratories, Inc.*	55,372	362,133
Ironwood Pharmaceuticals, Inc.*	42,791	445,882
Pacira Pharmaceuticals, Inc.*	6,496	266,986
Phibro Animal Health Corp., Class A	34,266	1,083,834
POZEN, Inc.*	29,490	172,074
Relypsa, Inc.*	15,345	284,036

		6,496,115

Real Estate — 1.1%
Jones Lang LaSalle, Inc.	4,018	577,668
The St. Joe Co.*	22,716	434,557

		1,012,225

Real Estate Investment Trusts — 0.4%
Lamar Advertising Co.	7,244	377,992

Retail — 4.0%
Biglari Holdings, Inc.*	3,019	1,104,169
Casey’s General Stores, Inc.	11,284	1,161,349
Dunkin’ Brands Group, Inc.	7,848	384,552
Five Below, Inc.*	10,335	347,049
Hibbett Sports, Inc.*	1,993	69,775
Sally Beauty Holdings, Inc.*	21,985	522,144

		3,589,038

Semiconductors — 3.7%
Atmel Corp.	165,241	1,333,495
FEI Co.	14,816	1,082,161
ON Semiconductor Corp.*	95,108	894,015

		3,309,671

Software — 14.2%
ACI Worldwide, Inc.*	45,860	968,563
athenahealth, Inc.*	5,589	745,293
Blackbaud, Inc.	42,910	2,408,109
Broadridge Financial Solutions, Inc.	37,579	2,079,998
Envestnet, Inc.*	20,880	625,774

	Number of Shares	Value†

Software — (continued)
Guidewire Software, Inc.*	14,014	$736,856
RealPage, Inc.*	36,405	605,051
Solera Holdings, Inc.	27,749	1,498,446
SS&C Technologies Holdings, Inc.	42,926	3,006,537

		12,674,627

Telecommunications — 1.8%
NICE Systems, Ltd. ADR	27,882	1,570,593

Transportation — 1.8%
Landstar System, Inc.	9,386	595,730
Old Dominion Freight Line, Inc.*	11,329	691,069
Saia, Inc.*	10,232	316,680

		1,603,479

TOTAL COMMON STOCKS (Cost $73,799,749)		84,700,760

SHORT-TERM INVESTMENTS — 4.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,530,130)	3,530,130	3,530,130

TOTAL INVESTMENTS — 98.8% (Cost $77,329,879)(a)		$88,230,890

Other Assets & Liabilities — 1.2%		1,116,747

TOTAL NET ASSETS — 100.0%		$89,347,637

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $77,426,351. Net unrealized depreciation was $10,804,539. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $18,357,611 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,553,072.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP GROWTH FUND

Country Weightings as of 09/30/2015 ††
United States	92%
Israel	2
Belgium	1
Canada	1
Hong Kong	1
Netherlands	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of September 30, 2015

PENN SERIES FUNDS, INC.

SMALL CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$2,173,686	$2,173,686	$—	$—
Apparel	3,569,415	3,569,415	—	—
Banks	1,968,706	1,968,706	—	—
Biotechnology	724,742	724,742	—	—
Chemicals	2,018,977	2,018,977	—	—
Commercial Services	10,433,696	10,433,696	—	—
Computers	3,784,527	3,784,527	—	—
Distribution & Wholesale	433,797	433,797	—	—
Diversified Financial Services	3,516,553	3,516,553	—	—
Electrical Components & Equipment	2,102,632	2,102,632	—	—
Electronics	3,896,719	3,896,719	—	—
Entertainment	2,079,265	2,079,265	—	—
Environmental Control	560,178	560,178	—	—
Hand & Machine Tools	1,031,890	1,031,890	—	—
Healthcare Products	5,812,202	5,812,202	—	—
Healthcare Services	1,145,232	1,145,232	—	—
Household Products & Wares	2,318,507	1,424,701	893,806	—
Insurance	560,459	560,459	—	—
Internet	1,734,506	1,734,506	—	—
Investment Companies	339,090	339,090	—	—
Leisure Time	10,459	10,459	—	—
Machinery - Diversified	1,373,958	1,373,958	—	—
Medical Instruments	399,897	399,897	—	—
Metal Fabricate/Hardware	790,826	790,826	—	—
Miscellaneous Manufacturing	1,052,284	1,052,284	—	—
Oil & Gas Services	900,473	900,473	—	—
Pharmaceuticals	6,496,115	6,496,115	—	—
Real Estate	1,012,225	1,012,225	—	—
Real Estate Investment Trusts	377,992	377,992	—	—
Retail	3,589,038	3,589,038	—	—
Semiconductors	2,227,510	2,227,510	—	—
Software	13,091,132	13,091,132	—	—
Telecommunications	1,570,593	1,570,593	—	—
Transportation	1,603,479	1,603,479	—	—
SHORT-TERM INVESTMENTS	3,530,130	3,530,130	—	—

TOTAL INVESTMENTS	$88,230,890	$87,337,084	$893,806	$—

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 82.8%
Aerospace & Defense — 2.5%
Curtiss-Wright Corp.	22,496	$1,404,200
Esterline Technologies Corp.*	27,936	2,008,319
Kaman Corp.	31,223	1,119,345
Moog, Inc., Class A*	21,770	1,177,104

		5,708,968

Apparel — 0.9%
Carter’s, Inc.	16,276	1,475,257
Steven Madden Ltd.*	15,665	573,652

		2,048,909

Auto Parts & Equipment — 0.5%
American Axle & Manufacturing Holdings, Inc.*	11,538	230,068
Cooper Tire & Rubber Co.	9,541	376,965
Tower International, Inc.*	26,369	626,527

		1,233,560

Banks — 16.5%
BancorpSouth, Inc.	73,117	1,737,991
Bank of the Ozarks, Inc.	47,530	2,079,913
Banner Corp.	26,761	1,278,373
Boston Private Financial Holdings, Inc.	78,528	918,778
CoBiz Financial, Inc.	29,869	388,596
Community Bank System, Inc.	27,722	1,030,427
ConnectOne Bancorp, Inc.	14,774	285,138
CVB Financial Corp.	58,774	981,526
First Financial Bankshares, Inc.	37,872	1,203,572
First Merchants Corp.	22,110	579,724
First Midwest Bancorp, Inc.	39,586	694,338
Glacier Bancorp, Inc.	50,320	1,327,945
Great Western Bancorp, Inc.	55,324	1,403,570
Hancock Holding Co.	21,083	570,295
Heritage Financial Corp.	19,523	367,423
Home BancShares, Inc.	25,234	1,021,977
Independent Bank Corp.	20,222	932,234
Independent Bank Group, Inc.	9,332	358,629
Lakeland Financial Corp.	11,232	507,125
LegacyTexas Financial Group, Inc.	51,624	1,573,500
MB Financial, Inc.	52,368	1,709,291
PacWest Bancorp	37,740	1,615,649
Pinnacle Financial Partners, Inc.	31,388	1,550,881
PrivateBancorp, Inc.	66,775	2,559,486
Prosperity Bancshares, Inc.	33,877	1,663,699
Renasant Corp.	17,387	571,163
Sandy Spring Bancorp, Inc.	14,707	385,029
South State Corp.	18,326	1,408,720
Southwest Bancorp, Inc.	20,854	342,214
State Bank Financial Corp.	34,600	715,528
Summit State Bank	7,318	95,866
Texas Capital Bancshares, Inc.*	14,378	753,695
The First of Long Island Corp.	11,115	300,438
Trico Bancshares	15,134	371,842
UMB Financial Corp.	21,282	1,081,338
Webster Financial Corp.	65,746	2,342,530
Wintrust Financial Corp.	7,125	380,689

		37,089,132

	Number of Shares	Value†

Building Materials — 1.4%
Continental Building Products, Inc.*	48,333	$992,760
Eagle Materials, Inc.	16,693	1,142,135
NCI Building Systems, Inc.*	7,778	82,213
Summit Materials, Inc.*	45,665	857,132

		3,074,240

Chemicals — 1.6%
Axiall Corp.	4,049	63,529
Cytec Industries, Inc.	4,849	358,099
Methanex Corp.	2,878	95,434
PolyOne Corp.	39,395	1,155,849
Quaker Chemical Corp.	9,694	747,214
WR Grace & Co.*	11,840	1,101,712

		3,521,837

Commercial Services — 2.6%
ABM Industries, Inc.	49,478	1,351,244
HMS Holdings Corp.*	123,749	1,085,279
Live Nation Entertainment, Inc.*	64,583	1,552,575
Monro Muffler Brake, Inc.	7,276	491,494
On Assignment, Inc.*	35,840	1,322,496
TrueBlue, Inc.*	1,065	23,931

		5,827,019

Computers — 1.4%
Convergys Corp.	52,036	1,202,552
Electronics for Imaging, Inc.*	20,720	896,761
Lumentum Holdings, Inc.*	15,500	262,725
NetScout Systems, Inc.*	24,378	862,250

		3,224,288

Distribution & Wholesale — 1.2%
Beacon Roofing Supply, Inc.*	32,825	1,066,484
Core-Mark Holding Co., Inc.	13,524	885,146
WESCO International, Inc.*	17,627	819,127

		2,770,757

Diversified Financial Services — 1.7%
MarketAxess Holdings, Inc.	7,788	723,350
Moelis & Co., Class A	9,600	252,096
OM Asset Management PLC	71,995	1,110,163
Stifel Financial Corp.*	30,643	1,290,070
Virtu Financial, Inc., Class A	19,775	453,243

		3,828,922

Electric — 4.1%
Black Hills Corp.	19,471	804,931
Dynegy, Inc.*	42,989	888,583
IDACORP, Inc.	30,254	1,957,736
NorthWestern Corp.	31,786	1,711,040
PNM Resources, Inc.	63,509	1,781,427
Portland General Electric Co.	52,885	1,955,159

		9,098,876

Electrical Components & Equipment — 0.4%
Belden, Inc.	3,520	164,349
Littelfuse, Inc.	7,361	670,955

		835,304

Electronics — 2.0%
CTS Corp.	40,033	741,011

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Newport Corp.*	52,311	$719,276
Plexus Corp.*	28,911	1,115,387
Watts Water Technologies, Inc., Class A	25,554	1,349,762
Woodward, Inc.	11,237	457,346

		4,382,782

Engineering & Construction — 0.7%
EMCOR Group, Inc.	34,865	1,542,776

Entertainment — 1.4%
Carmike Cinemas, Inc.*	22,097	443,929
Marriott Vacations Worldwide Corp.	13,860	944,420
Vail Resorts, Inc.	16,504	1,727,639

		3,115,988

Environmental Control — 0.6%
Ceco Environmental Corp.	34,566	283,095
Progressive Waste Solutions Ltd.	40,447	1,068,610

		1,351,705

Food — 2.2%
J&J Snack Foods Corp.	6,905	784,822
Post Holdings, Inc.*	13,587	802,992
The Hain Celestial Group, Inc.*	21,645	1,116,882
TreeHouse Foods, Inc.*	29,959	2,330,511

		5,035,207

Forest Products & Paper — 0.2%
KapStone Paper and Packaging Corp.	20,026	330,629
Mercer International, Inc.	16,709	167,591

		498,220

Gas — 1.5%
New Jersey Resources Corp.	50,221	1,508,137
Southwest Gas Corp.	31,404	1,831,481

		3,339,618

Healthcare Products — 1.9%
Bruker Corp.*	37,334	613,397
Endologix, Inc.*	111,538	1,367,456
Integra LifeSciences Holdings Corp.*	15,960	950,418
The Spectranetics Corp.*	27,590	325,286
Tornier N.V.*	47,017	958,677

		4,215,234

Healthcare Services — 1.3%
Air Methods Corp.*	34,521	1,176,821
Catalent, Inc.*	10,554	256,462
HealthSouth Corp.	27,651	1,060,969
Natera, Inc.*	38,548	418,246

		2,912,498

Home Builders — 0.9%
Meritage Homes Corp.*	19,716	720,028
Standard Pacific Corp.*	102,041	816,328
William Lyon Homes, Class A*	18,946	390,288

		1,926,644

Household Products & Wares — 1.2%
Prestige Brands Holdings, Inc.*	16,216	732,314
Spectrum Brands Holdings, Inc.	22,458	2,055,132

		2,787,446

	Number of Shares	Value†

Insurance — 6.3%
American Equity Investment Life Holding Co.	62,538	$1,457,761
AMERISAFE, Inc.	11,481	570,950
AmTrust Financial Services, Inc.	16,085	1,013,033
CNO Financial Group, Inc.	125,950	2,369,119
Endurance Specialty Holdings Ltd.	16,751	1,022,314
Enstar Group Ltd.*	5,349	802,350
Fidelity & Guaranty Life	12,515	307,118
Maiden Holdings Ltd.	96,504	1,339,476
National General Holdings Corp.	56,739	1,094,495
ProAssurance Corp.	13,141	644,829
Radian Group, Inc.	120,562	1,918,141
RLI Corp.	15,852	848,558
Symetra Financial Corp.	21,408	677,349

		14,065,493

Investment Companies — 0.3%
Golub Capital BDC, Inc.	17,788	284,252
New Mountain Finance Corp.	24,893	338,296

		622,548

Iron & Steel — 0.3%
Commercial Metals Co.	51,502	697,852

Leisure Time — 0.5%
Diamond Resorts International, Inc.*	51,590	1,206,690

Machinery - Diversified — 0.9%
Alamo Group, Inc.	12,904	603,262
Graco, Inc.	7,465	500,379
The Manitowoc Co., Inc.	57,865	867,975

		1,971,616

Media — 0.6%
Nexstar Broadcasting Group, Inc., Class A	25,077	1,187,396
Townsquare Media, Inc., Class A*	13,876	135,568

		1,322,964

Metal Fabricate/Hardware — 0.4%
RBC Bearings, Inc.*	14,916	890,933

Mining — 0.8%
Globe Specialty Metals, Inc.	42,712	518,096
Kaiser Aluminum Corp.	16,859	1,352,935

		1,871,031

Miscellaneous Manufacturing — 2.0%
Actuant Corp., Class A	56,066	1,031,054
Barnes Group, Inc.	38,313	1,381,183
Carlisle Cos., Inc.	8,047	703,147
CLARCOR, Inc.	17,151	817,760
Standex International Corp.	7,287	549,075

		4,482,219

Oil & Gas — 3.8%
Carrizo Oil & Gas, Inc.*	41,877	1,278,924
Memorial Resource Development Corp.*	86,862	1,527,034
Parsley Energy, Inc., Class A*	74,960	1,129,647
PDC Energy, Inc.*	21,559	1,142,843
Rice Energy, Inc.*	107,879	1,743,325
RSP Permian, Inc.*	61,870	1,252,867

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
WPX Energy, Inc.*	80,818	$535,015

		8,609,655

Oil & Gas Services — 0.8%
Forum Energy Technologies, Inc.*	32,496	396,776
Oil States International, Inc.*	28,269	738,669
Thermon Group Holdings, Inc.*	35,335	726,134

		1,861,579

Packaging and Containers — 1.1%
Berry Plastics Group, Inc.*	44,812	1,347,497
Graphic Packaging Holding Co.	96,387	1,232,790

		2,580,287

Pharmaceuticals — 0.7%
Infinity Pharmaceuticals, Inc.*	117,878	996,069
Pacira Pharmaceuticals, Inc.*	15,203	624,843

		1,620,912

Real Estate — 0.7%
Kennedy-Wilson Holdings, Inc.	70,715	1,567,752

Retail — 4.5%
American Eagle Outfitters, Inc.	25,575	399,737
Asbury Automotive Group, Inc.*	9,418	764,271
Ascena Retail Group, Inc.*	15,932	221,614
Bloomin’ Brands, Inc.	41,336	751,488
Bojangles’, Inc.*	2,231	37,704
Boot Barn Holdings, Inc.*	26,114	481,281
Burlington Stores, Inc.*	31,774	1,621,745
Cracker Barrel Old Country Store, Inc.	4,538	668,357
Freshpet, Inc.*	6,841	71,831
GNC Holdings, Inc., Class A	13,845	559,615
HSN, Inc.	16,080	920,419
Jack in the Box, Inc.	18,658	1,437,412
Lithia Motors, Inc., Class A	18,024	1,948,575
Office Depot, Inc.*	17,601	112,998
Party City Holdco, Inc.*	11,343	181,148

		10,178,195

Savings & Loans — 1.8%
Brookline Bancorp, Inc.	32,232	326,832
Dime Community Bancshares, Inc.	20,690	349,661
EverBank Financial Corp.	51,932	1,002,288
Flushing Financial Corp.	31,624	633,113
Oritani Financial Corp.	25,133	392,577
Provident Financial Services, Inc.	43,240	843,180
WSFS Financial Corp.	19,178	552,518

		4,100,169

Semiconductors — 3.4%
Cabot Microelectronics Corp.*	22,030	853,442
Entegris, Inc.*	118,048	1,557,053
Fairchild Semiconductor International, Inc.*	49,922	700,905
Intersil Corp., Class A	149,450	1,748,565
MKS Instruments, Inc.	35,400	1,186,962
Semtech Corp.*	62,843	948,930
Silicon Laboratories, Inc.*	16,139	670,414

		7,666,271

	Number of Shares	Value†

Software — 2.7%
Allscripts Healthcare Solutions, Inc.*	17,670	$219,108
Bottomline Technologies, Inc.*	29,957	749,225
CommVault Systems, Inc.*	22,178	753,165
Digi International, Inc.*	27,692	326,489
Everyday Health, Inc.*	78,163	714,410
Monotype Imaging Holdings, Inc.	29,721	648,512
Pegasystems, Inc.	20,404	502,142
RADWARE Ltd.*	40,527	658,969
Verint Systems, Inc.*	32,613	1,407,251

		5,979,271

Storage & Warehousing — 0.5%
Mobile Mini, Inc.	32,974	1,015,269

Telecommunications — 0.9%
ADTRAN, Inc.	8,739	127,589
Anixter International, Inc.*	20,088	1,160,685
Viavi Solutions, Inc.*	142,589	765,703

		2,053,977

Textiles — 0.4%
G&K Services, Inc., Class A	12,198	812,631

Transportation — 0.7%
Forward Air Corp.	36,912	1,531,479

TOTAL COMMON STOCKS (Cost $171,480,346)		186,078,723

REAL ESTATE INVESTMENT TRUSTS — 12.5%
Building & Real Estate — 2.2%
Apollo Commercial Real Estate Finance, Inc.	82,800	1,300,788
Blackstone Mortgage Trust, Inc., Class A	63,015	1,729,131
MFA Financial, Inc.	162,096	1,103,874
Two Harbors Investment Corp.	102,328	902,533

		5,036,326

Diversified — 1.1%
DuPont Fabros Technology, Inc.	16,609	429,841
PS Business Parks, Inc.	24,572	1,950,525

		2,380,366

Healthcare — 0.5%
National Health Investors, Inc.	19,479	1,119,848

Hotels & Resorts — 3.4%
Chesapeake Lodging Trust	91,351	2,380,607
Pebblebrook Hotel Trust	89,227	3,163,097
Strategic Hotels & Resorts, Inc.*	144,102	1,987,167

		7,530,871

Industrial — 0.5%
Terreno Realty Corp.	58,604	1,150,983

Mixed Industrial/Office — 0.7%
CyrusOne, Inc.	49,628	1,620,850

Office Property — 1.5%
Highwoods Properties, Inc.	43,661	1,691,864

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Office Property — (continued)
Hudson Pacific Properties, Inc.	58,905	$1,695,875

		3,387,739

Regional Malls — 0.4%
CBL & Associates Properties, Inc.	68,188	937,585

Storage & Warehousing — 1.3%
CubeSmart	90,964	2,475,130
Sovran Self Storage, Inc.	5,165	487,060

		2,962,190

Strip Centers — 0.9%
Acadia Realty Trust	65,434	1,967,600

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $24,588,506)		28,094,358

EXCHANGE TRADED FUNDS — 1.0%
iShares Russell 2000 Value ETF (Cost $2,199,902)	24,338	2,192,854

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $672,549)	672,549	672,549

TOTAL INVESTMENTS — 96.6% (Cost $198,941,303)(a)		$217,038,484

Other Assets & Liabilities — 3.4%		7,665,285

TOTAL NET ASSETS — 100.0%		$224,703,769

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $199,299,957. Net unrealized appreciation was $17,738,527. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $34,130,330 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $16,391,803.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SMALL CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$186,078,723	$186,078,723	$—	$—
REAL ESTATE INVESTMENT TRUSTS	28,094,358	28,094,358	—	—
EXCHANGE TRADED FUNDS	2,192,854	2,192,854	—	—
SHORT-TERM INVESTMENTS	672,549	672,549	—	—

TOTAL INVESTMENTS	$217,038,484	$217,038,484	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 86.2%
Advertising — 0.1%
EVINE Live, Inc.*	1,700	$4,454
Harte-Hanks, Inc.	1,678	5,923
Journal Media Group, Inc.	848	6,360
Marchex, Inc., Class B	1,545	6,226
Marin Software, Inc.*	700	2,191
MDC Partners, Inc., Class A	1,500	27,645
Millennial Media, Inc.*	2,900	5,075
Sizmek, Inc.*	757	4,535

		62,409

Aerospace & Defense — 1.2%
AAR Corp.	1,269	24,073
Aerojet Rocketdyne Holdings, Inc.*	2,440	39,479
AeroVironment, Inc.*	718	14,389
Astronics Corp.*	637	25,754
Astronics Corp., Class B*	127	5,173
Cubic Corp.	869	36,446
Curtiss-Wright Corp.	1,726	107,737
Ducommun, Inc.*	400	8,028
Esterline Technologies Corp.*	1,140	81,954
HEICO Corp., Class A	1,400	63,574
HEICO Corp.	715	34,949
Kaman Corp.	1,048	37,571
KLX, Inc.*	1,900	67,906
Kratos Defense & Security Solutions, Inc.*	2,422	10,221
Moog, Inc., Class A*	1,391	75,211
National Presto Industries, Inc.	146	12,302
Teledyne Technologies, Inc.*	1,304	117,751

		762,518

Agriculture — 0.3%
Alico, Inc.	51	2,070
Limoneira Co.	600	10,038
MPG Ingredients, Inc.	400	6,404
Tejon Ranch Co.*	288	6,281
The Andersons, Inc.	1,132	38,556
Universal Corp.	855	42,382
Vector Group Ltd.	3,052	69,006

		174,737

Airlines — 0.3%
Allegiant Travel Co.	501	108,341
Hawaiian Holdings, Inc.*	1,626	40,130
Republic Airways Holdings, Inc.*	1,901	10,988
SkyWest, Inc.	1,881	31,375
Virgin America, Inc.*	900	30,807

		221,641

Apparel — 0.8%
Cherokee, Inc.*	300	4,656
Columbia Sportswear Co.	1,022	60,083
Crocs, Inc.*	2,900	37,483
Deckers Outdoor Corp.*	1,200	69,672
G-III Apparel Group Ltd.*	1,408	86,817
Iconix Brand Group, Inc.*	1,842	24,904
Oxford Industries, Inc.	508	37,531
Perry Ellis International, Inc.*	414	9,091
Sequential Brands Group, Inc.*	700	10,129
Steven Madden Ltd.*	2,049	75,034

	Number of Shares	Value†

Apparel — (continued)
Unifi, Inc.*	460	$13,713
Vince Holding Corp.*	400	1,372
Weyco Group, Inc.	100	2,704
Wolverine World Wide, Inc.	3,782	81,843

		515,032

Auto Manufacturers — 0.1%
Navistar International Corp.*	1,800	22,896
Wabash National Corp.*	2,600	27,534

		50,430

Auto Parts & Equipment — 1.1%
Accuride Corp.*	1,000	2,770
American Axle & Manufacturing Holdings, Inc.*	2,516	50,169
Commercial Vehicle Group, Inc.*	600	2,418
Cooper Tire & Rubber Co.	2,249	88,858
Cooper-Standard Holding, Inc.*	500	29,000
Dana Holding Corp.	5,796	92,040
Dorman Products, Inc.*	992	50,483
Douglas Dynamics, Inc.	900	17,874
Federal-Mogul Holdings Corp.*	916	6,256
Gentherm, Inc.*	1,268	56,959
Horizon Global Corp.*	718	6,333
Meritor, Inc.*	3,645	38,746
Metaldyne Performance Group, Inc.	400	8,404
Miller Industries, Inc.	443	8,656
Modine Manufacturing Co.*	2,077	16,346
Motorcar Parts of America, Inc.*	700	21,938
Remy International, Inc.	1,200	35,100
Standard Motor Products, Inc.	700	24,416
Strattec Security Corp.	100	6,306
Superior Industries International, Inc.	1,119	20,903
Tenneco, Inc.*	2,200	98,494
Titan International, Inc.	1,913	12,645
Tower International, Inc.*	800	19,008

		714,122

Banks — 8.2%
1st Source Corp.	688	21,190
American National Bankshares, Inc.	400	9,380
Ameris Bancorp	1,247	35,851
Ames National Corp.	199	4,563
Arrow Financial Corp.	378	10,093
BancFirst Corp.	260	16,406
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,110	25,696
BancorpSouth, Inc.	3,649	86,737
Bank of Marin Bancorp	290	13,917
Bank of the Ozarks, Inc.	2,752	120,428
Banner Corp.	800	38,216
Bar Harbor Bankshares	200	6,398
BBCN Bancorp, Inc.	3,185	47,839
Blue Hills Bancorp, Inc.	1,300	18,005
BNC Bancorp	800	17,784
Boston Private Financial Holdings, Inc.	2,858	33,439
Bridge Bancorp, Inc.	707	18,884
Bryn Mawr Bank Corp.	532	16,529

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Camden National Corp.	326	$13,170
Capital Bank Financial Corp., Class A*	1,000	30,230
Capital City Bank Group, Inc.	269	4,013
Cardinal Financial Corp.	1,218	28,026
Cascade Bancorp*	1,262	6,827
Cass Information Systems, Inc.	454	22,305
Cathay General Bancorp	3,050	91,378
CenterState Banks, Inc.	1,432	21,050
Central Pacific Financial Corp.	800	16,776
Century Bancorp, Inc., Class A	69	2,812
Chemical Financial Corp.	1,166	37,720
Citizens & Northern Corp.	356	6,949
City Holding Co.	648	31,946
CNB Financial Corp.	474	8,613
CoBiz Financial, Inc.	1,700	22,117
Columbia Banking System, Inc.	2,214	69,099
Community Bank System, Inc.	1,511	56,164
Community Trust Bancorp, Inc.	683	24,253
CommunityOne Bancorp*	700	7,609
ConnectOne Bancorp, Inc.	1,060	20,458
CU Bancorp*	400	8,984
Customers Bancorp, Inc.*	880	22,616
CVB Financial Corp.	3,992	66,666
Eagle Bancorp, Inc.*	973	44,271
Enterprise Bancorp, Inc.	300	6,291
Enterprise Financial Services Corp.	782	19,683
F.N.B. Corp.	6,408	82,984
Farmers Capital Bank Corp.*	300	7,455
Fidelity Southern Corp.	607	12,832
Financial Institutions, Inc.	440	10,903
First Bancorp	824	14,008
First Bancorp Puerto Rico*	4,700	16,732
First Bancorp, Inc.	234	4,469
First Busey Corp.	934	18,559
First Business Financial Services, Inc.	400	9,408
First Citizens Bancshares, Inc., Class A	264	59,664
First Commonwealth Financial Corp.	3,121	28,370
First Community Bancshares, Inc.	626	11,205
First Connecticut Bancorp, Inc.	659	10,623
First Financial Bancorp	2,205	42,071
First Financial Bankshares, Inc.	2,452	77,925
First Financial Corp.	280	9,058
First Interstate BancSystem, Inc.	600	16,704
First Merchants Corp.	1,238	32,460
First Midwest Bancorp, Inc.	2,814	49,358
First NBC Bank Holding Co.*	600	21,024
FirstMerit Corp.	5,894	104,147
Fulton Financial Corp.	6,300	76,230
German American Bancorp, Inc.	392	11,474
Glacier Bancorp, Inc.	2,721	71,807
Great Southern Bancorp, Inc.	471	20,394
Great Western Bancorp, Inc.	1,400	35,518
Guaranty Bancorp	500	8,235
Hancock Holding Co.	2,772	74,983
Hanmi Financial Corp.	1,213	30,568
Heartland Financial USA, Inc.	717	26,020

	Number of Shares	Value†

Banks — (continued)
Heritage Commerce Corp.	600	$6,804
Heritage Financial Corp.	1,130	21,267
Heritage Oaks Bancorp	200	1,592
Home BancShares, Inc.	2,164	87,642
Horizon Bancorp	400	9,500
IBERIABANK Corp.	1,346	78,351
Independent Bank Corp.	971	44,763
Independent Bank Corp.	1,000	14,760
Independent Bank Group, Inc.	400	15,372
International Bancshares Corp.	1,925	48,183
Kearny Financial Corp.	3,276	37,576
Lakeland Bancorp, Inc.	1,111	12,343
Lakeland Financial Corp.	594	26,819
LegacyTexas Financial Group, Inc.	1,666	50,780
MainSource Financial Group, Inc.	521	10,608
MB Financial, Inc.	2,584	84,342
Mercantile Bank Corp.	500	10,390
Merchants Bancshares, Inc.	86	2,528
Metro Bancorp, Inc.	563	16,547
MidWestOne Financial Group, Inc.	400	11,704
National Bankshares, Inc.	319	9,924
National Penn Bancshares, Inc.	5,387	63,297
NBT Bancorp, Inc.	1,469	39,575
NewBridge Bancorp	1,100	9,383
OFG Bancorp	1,810	15,801
Old National Bancorp	4,186	58,311
Old Second Bancorp, Inc.*	1,600	9,968
Opus Bank	300	11,472
Pacific Continental Corp.	862	11,473
Park National Corp.	524	47,275
Park Sterling Corp.	1,600	10,880
Peapack Gladstone Financial Corp.	636	13,464
Penns Woods Bancorp, Inc.	268	10,967
Peoples Bancorp, Inc.	572	11,892
Peoples Financial Services Corp.	300	10,479
Pinnacle Financial Partners, Inc.	1,363	67,346
Preferred Bank	500	15,800
PrivateBancorp, Inc.	2,898	111,080
Prosperity Bancshares, Inc.	2,526	124,052
QCR Holdings, Inc.	400	8,748
Renasant Corp.	1,335	43,855
Republic Bancorp, Inc., Class A	387	9,501
S&T Bancorp, Inc.	1,259	41,069
Sandy Spring Bancorp, Inc.	1,085	28,405
Seacoast Banking Corp of Florida*	1,040	15,267
ServisFirst Bancshares, Inc.	800	33,224
Sierra Bancorp	712	11,364
Simmons First National Corp., Class A	1,100	52,723
South State Corp.	858	65,954
Southside Bancshares, Inc.	901	24,823
Southwest Bancorp, Inc.	636	10,437
Square 1 Financial, Inc.*	600	15,405
State Bank Financial Corp.	1,200	24,816
Stock Yards Bancorp, Inc.	445	16,176
Stonegate Bank	500	15,905
Suffolk Bancorp	443	12,103

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Sun Bancorp, Inc.*	220	$4,222
Talmer Bancorp, Inc.	1,900	31,635
Texas Capital Bancshares, Inc.*	1,673	87,699
The Bancorp, Inc.*	1,412	10,759
The First of Long Island Corp.	593	16,029
Tompkins Financial Corp.	558	29,775
Towne Bank	1,532	28,878
TriCo Bancshares	704	17,297
TriState Capital Holdings, Inc.*	1,000	12,470
Triumph BanCorp., Inc.*	500	8,400
TrustCo Bank Corp.	3,252	18,992
Trustmark Corp.	2,630	60,937
UMB Financial Corp.	1,481	75,250
Umpqua Holdings Corp.	7,901	128,786
Union Bankshares Corp.	1,828	43,872
United Bankshares, Inc.	2,492	94,671
United Community Banks, Inc.	1,878	38,386
Univest Corp. of Pennsylvania	600	11,532
Valley National Bancorp	8,635	84,968
Walker & Dunlop, Inc.*	900	23,472
Washington Trust Bancorp, Inc.	670	25,761
Webster Financial Corp.	3,228	115,014
WesBanco, Inc.	1,231	38,715
West Bancorporation, Inc.	378	7,088
Westamerica Bancorporation	873	38,796
Western Alliance Bancorp*	3,019	92,713
Wilshire Bancorp, Inc.	2,676	28,125
Wintrust Financial Corp.	1,742	93,075
Yadkin Financial Corp.	1,100	23,639

		5,191,610

Beverages — 0.2%
Coca-Cola Bottling Co. Consolidated	174	33,648
Craft Brew Alliance, Inc.*	700	5,579
Farmer Bros Co.*	204	5,559
National Beverage Corp.*	642	19,729
The Boston Beer Co., Inc., Class A*	310	65,289

		129,804

Biotechnology — 3.3%
Acceleron Pharma, Inc.*	700	17,430
Achillion Pharmaceuticals, Inc.*	4,300	29,713
Acorda Therapeutics, Inc.*	1,531	40,587
Aduro Biotech, Inc.*	300	5,811
Advaxis, Inc.*	1,000	10,230
Affimed NV*	279	1,721
Agenus, Inc.*	3,200	14,720
Alder Biopharmaceuticals, Inc.*	900	29,484
AMAG Pharmaceuticals, Inc.*	1,256	49,901
ANI Pharmaceuticals, Inc.*	300	11,853
Ardelyx, Inc.*	400	6,912
Arena Pharmaceuticals, Inc.*	8,506	16,246
ARIAD Pharmaceuticals, Inc.*	6,600	38,544
Assembly Biosciences, Inc.*	400	3,824
Atara Biotherapeutics, Inc.*	700	22,008
Avalanche Biotechnologies, Inc.*	700	5,768
Bellicum Pharmaceuticals, Inc.*	300	4,359
BioCryst Pharmaceuticals, Inc.*	2,900	33,060

	Number of Shares	Value†

Biotechnology — (continued)
BioTime, Inc.*	1,100	$3,300
Blueprint Medicines Corp.*	300	6,402
Cambrex Corp.*	1,167	46,307
Celldex Therapeutics, Inc.*	3,644	38,408
Cellular Biomedicine Group, Inc.*	300	5,079
Coherus Biosciences, Inc.*	800	16,032
CTI BioPharma Corp.*	5,000	7,300
Curis, Inc.*	3,600	7,272
Cytokinetics, Inc.*	1,000	6,690
CytRx Corp.*	2,600	6,162
Dermira, Inc.*	500	11,670
Dynavax Technologies Corp.*	1,320	32,393
Emergent BioSolutions, Inc.*	1,058	30,142
Epizyme, Inc.*	1,000	12,860
Exact Sciences Corp.*	3,600	64,764
Exelixis, Inc.*	8,169	45,828
Fibrocell Science, Inc.*	400	1,540
Five Prime Therapeutics, Inc.*	800	12,312
Foundation Medicine, Inc.*	518	9,557
Galena Biopharma, Inc.*	3,600	5,688
Genocea Biosciences, Inc.*	600	4,110
Geron Corp.*	5,050	13,938
Halozyme Therapeutics, Inc.*	3,989	53,572
Idera Pharmaceuticals, Inc.*	2,300	7,705
ImmunoGen, Inc.*	3,263	31,325
Immunomedics, Inc.*	2,936	5,050
Inovio Pharmaceuticals, Inc.*	2,500	14,450
Insmed, Inc.*	2,300	42,711
Karyopharm Therapeutics, Inc.*	800	8,424
Kite Pharma, Inc.*	1,000	55,680
KYTHERA Biopharmaceuticals, Inc.*	900	67,482
Lexicon Pharmaceuticals, Inc.*	1,260	13,532
Ligand Pharmaceuticals, Inc.*	644	55,159
Lion Biotechnologies, Inc.*	1,500	8,640
Loxo Oncology, Inc.*	300	5,244
MacroGenics, Inc.*	1,000	21,420
Merrimack Pharmaceuticals, Inc.*	3,500	29,785
Momenta Pharmaceuticals, Inc.*	2,182	35,807
Myriad Genetics, Inc.*	2,500	93,700
NeoGenomics, Inc.*	1,700	9,741
NewLink Genetics Corp.*	700	25,088
Novavax, Inc.*	10,129	71,612
Ocata Therapeutics, Inc.*	2,000	8,360
Omeros Corp.*	1,400	15,344
OncoMed Pharmaceuticals, Inc.*	600	9,954
Oncothyreon, Inc.*	3,300	9,042
Organovo Holdings, Inc.*	2,700	7,236
Oxford ImmunoteC Global PLC*	600	8,100
Pacific Biosciences of California, Inc.*	2,400	8,784
Paratek Pharmaceuticals, Inc.	400	7,600
PDL BioPharma, Inc.	6,217	31,272
Peregrine Pharmaceuticals, Inc.*	5,800	5,916
Pfenex, Inc.*	500	7,505
Prothena Corp. PLC*	1,200	54,408
PTC Therapeutics, Inc.*	1,200	32,040
Repligen Corp.*	1,300	36,205

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Retrophin, Inc.*	1,200	$24,312
Rigel Pharmaceuticals, Inc.*	2,690	6,644
RTI Surgical, Inc.*	2,035	11,559
Sage Therapeutics, Inc.*	500	21,160
Sangamo BioSciences, Inc.*	2,403	13,553
Sequenom, Inc.*	5,097	8,920
Spark Therapeutics, Inc.*	300	12,519
Spectrum Pharmaceuticals, Inc.*	2,414	14,436
Stemline Therapeutics, Inc.*	400	3,532
The Medicines Co.*	2,392	90,800
Theravance Biopharma, Inc.*	1,000	10,990
Theravance, Inc.	3,200	22,976
Trovagene, Inc.*	800	4,552
Ultragenyx Pharmaceutical, Inc.*	1,400	134,834
Verastem, Inc.*	600	1,074
Versartis, Inc.*	700	8,071
XOMA Corp.*	3,600	2,706
ZIOPHARM Oncology, Inc.*	3,927	35,382

		2,055,838

Building Materials — 1.2%
AAON, Inc.	1,585	30,717
Apogee Enterprises, Inc.	1,043	46,570
Boise Cascade Co.*	1,400	35,308
Builders FirstSource, Inc.*	1,573	19,946
Comfort Systems USA, Inc.	1,227	33,448
Continental Building Products, Inc.*	1,100	22,594
Drew Industries, Inc.	891	48,658
Gibraltar Industries, Inc.*	1,101	20,203
Griffon Corp.	1,256	19,807
Headwaters, Inc.*	2,880	54,144
Louisiana-Pacific Corp.*	5,394	76,811
LSI Industries, Inc.	1,314	11,090
Masonite International Corp.*	1,100	66,638
NCI Building Systems, Inc.*	1,264	13,360
Nortek, Inc.*	400	25,324
Patrick Industries, Inc.*	450	17,771
PGT, Inc.*	1,700	20,876
Ply Gem Holdings, Inc.*	600	7,020
Quanex Building Products Corp.	1,425	25,892
Simpson Manufacturing Co., Inc.	1,685	56,431
Stock Building Supply Holdings, Inc.*	300	5,283
Summit Materials, Inc.*	900	16,893
Trex Co., Inc.*	1,262	42,062
Universal Forest Products, Inc.	783	45,163
US Concrete, Inc.*	600	28,674

		790,683

Chemicals — 1.5%
A. Schulman, Inc.	1,188	38,574
Aceto Corp.	1,042	28,603
American Vanguard Corp.	1,078	12,462
Axiall Corp.	2,600	40,794
Balchem Corp.	1,205	73,228
Chemtura Corp.*	2,514	71,951
Ferro Corp.*	2,638	28,886
H.B. Fuller Co.	1,780	60,413
Hawkins, Inc.	449	17,286

	Number of Shares	Value†

Chemicals — (continued)
Innophos Holdings, Inc.	796	$31,553
Innospec, Inc.	900	41,859
Intrepid Potash, Inc.*	2,100	11,634
KMG Chemicals, Inc.	200	3,858
Kraton Performance Polymers, Inc.*	1,241	22,214
Kronos Worldwide, Inc.	900	5,589
Landec Corp.*	1,218	14,214
Minerals Technologies, Inc.	1,328	63,956
Oil-Dri Corp. of America	97	2,221
Olin Corp.	2,792	46,934
OM Group, Inc.	1,254	41,244
OMNOVA Solutions, Inc.*	2,368	13,119
PolyOne Corp.	3,355	98,436
Quaker Chemical Corp.	511	39,388
Rayonier Advanced Materials, Inc.	1,400	8,568
Rentech, Inc.*	718	4,021
Sensient Technologies Corp.	1,674	102,616
Stepan Co.	708	29,460
Tronox Ltd., Class A	2,400	10,488

		963,569

Coal — 0.1%
Cloud Peak Energy, Inc.*	2,600	6,838
Peabody Energy Corp.*	9,500	13,110
SunCoke Energy, Inc.	2,341	18,213
Westmoreland Coal Co.*	600	8,454

		46,615

Commercial Services — 5.0%
ABM Industries, Inc.	2,139	58,416
Acacia Research Corp.	1,880	17,070
Albany Molecular Research, Inc.*	900	15,678
American Public Education, Inc.*	755	17,705
AMN Healthcare Services, Inc.*	1,909	57,289
Apollo Education Group, Inc., Class A*	3,300	36,498
ARC Document Solutions, Inc.*	1,436	8,544
Arrowhead Research Corp.*	2,100	12,096
Ascent Capital Group Inc., Class A*	531	14,539
Barrett Business Services, Inc.	342	14,682
Bridgepoint Education, Inc.*	480	3,658
Bright Horizons Family Solutions, Inc.*	1,300	83,512
Capella Education Co.	407	20,155
Cardtronics, Inc.*	1,763	57,650
Career Education Corp.*	2,300	8,648
Carriage Services, Inc.	600	12,954
CBIZ, Inc.*	1,340	13,159
CDI Corp.	741	6,336
CEB, Inc.	1,269	86,723
Civeo Corp.	3,700	5,476
Collectors Universe, Inc.	400	6,032
CorVel Corp.*	462	14,923
CRA International, Inc.*	274	5,913
Cross Country Healthcare, Inc.*	1,084	14,753
Deluxe Corp.	1,807	100,722
DeVry Education Group, Inc.	2,300	62,583
Electro Rent Corp.	715	7,422
Ennis, Inc.	858	14,895
Euronet Worldwide, Inc.*	1,955	144,846

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Everi Holdings, Inc.*	2,396	$12,291
EVERTEC, Inc.	2,600	46,982
ExamWorks Group, Inc.*	1,500	43,860
ExlService Holdings, Inc.*	1,200	44,316
Forrester Research, Inc.	375	11,790
Franklin Covey Co.*	241	3,870
FTI Consulting, Inc.*	1,556	64,590
Grand Canyon Education, Inc.*	1,756	66,710
Great Lakes Dredge & Dock Corp.*	2,751	13,865
Green Dot Corp.*	1,400	24,640
Healthcare Services Group, Inc.	2,680	90,316
HealthEquity, Inc.*	1,300	38,415
Heartland Payment Systems, Inc.	1,269	79,960
Heidrick & Struggles International, Inc.	669	13,012
HMS Holdings Corp.*	3,415	29,950
Huron Consulting Group, Inc.*	828	51,775
ICF International, Inc.*	748	22,732
INC Research Holdings, Inc.*	500	20,000
Insperity, Inc.	724	31,805
K12, Inc.*	1,152	14,331
Kelly Services, Inc., Class A	1,014	14,338
Kforce, Inc.	1,086	28,540
Korn/Ferry International	1,790	59,195
Landauer, Inc.	480	17,755
LendingTree, Inc.*	200	18,606
Liberty Tax, Inc.	200	4,658
LifeLock, Inc.*	3,200	28,032
Matthews International Corp., Class A	1,205	59,009
MAXIMUS, Inc.	2,388	142,229
McGrath RentCorp	953	25,436
Medifast, Inc.*	331	8,891
MoneyGram International, Inc.*	878	7,042
Monro Muffler Brake, Inc.	1,237	83,559
Monster Worldwide, Inc.*	3,900	25,038
Multi-Color Corp.	467	35,721
National Research Corp.	687	8,203
Navigant Consulting, Inc.*	1,984	31,565
On Assignment, Inc.*	1,952	72,029
PAREXEL International Corp.*	1,999	123,778
Paylocity Holding Corp.*	500	14,995
Pendrell Corp.*	5,800	4,176
PFSWeb, Inc.*	400	5,688
Quad/Graphics, Inc.	1,000	12,100
Rent-A-Center, Inc.	1,953	47,360
Resources Connection, Inc.	1,322	19,922
RPX Corp.*	2,100	28,812
ServiceSource International, Inc.*	2,400	9,600
Sotheby’s	2,341	74,865
SP Plus Corp.*	393	9,098
Steiner Leisure Ltd.*	543	34,307
Strayer Education, Inc.*	400	21,988
Team Health Holdings, Inc.*	2,572	138,965
Team, Inc.*	792	25,439
TeleTech Holdings, Inc.	707	18,940
The Advisory Board Co.*	1,550	70,587
The Brink’s Co.	1,710	46,187

	Number of Shares	Value†

Commercial Services — (continued)
The Hackett Group, Inc.	516	$7,095
The Providence Service Corp.*	400	17,432
TriNet Group, Inc.*	1,400	23,520
TrueBlue, Inc.*	1,576	35,413
Universal Technical Institute, Inc.	525	1,843
Vectrus, Inc.*	300	6,612
Viad Corp.	771	22,351
Weight Watchers International, Inc.*	1,200	7,656
Xoom Corp.*	1,300	32,344

		3,179,006

Computers — 2.5%
A10 Networks, Inc.*	800	4,792
Agilysys, Inc.*	376	4,181
Barracuda Networks, Inc.*	200	3,116
CACI International, Inc., Class A*	850	62,874
Carbonite, Inc.*	800	8,904
Ciber, Inc.*	3,557	11,311
Convergys Corp.	3,483	80,492
Cray, Inc.*	1,399	27,714
Datalink Corp.*	900	5,373
Diebold, Inc.	2,300	68,471
Digimarc Corp.*	300	9,165
Dot Hill Systems Corp.*	2,700	26,271
Electronics for Imaging, Inc.*	1,824	78,943
Engility Holdings, Inc.	700	18,046
EPAM Systems, Inc.*	1,800	134,136
Immersion Corp.*	842	9,456
Insight Enterprises, Inc.*	1,543	39,887
LivePerson, Inc.*	1,925	14,553
Manhattan Associates, Inc.*	2,668	166,216
Mentor Graphics Corp.	3,676	90,540
Mercury Systems, Inc.*	1,036	16,483
MTS Systems Corp.	560	33,662
NetScout Systems, Inc.*	3,465	122,557
Nimble Storage, Inc.*	1,800	43,416
Qualys, Inc.*	900	25,614
Quantum Corp.*	8,761	6,109
RealD, Inc.*	1,608	15,453
Science Applications International Corp.	1,600	64,336
Silicon Graphics International Corp.*	1,366	5,368
Silver Spring Networks, Inc.*	1,500	19,320
Stratasys Ltd.*	1,800	47,682
Super Micro Computer, Inc.*	1,271	34,647
Sykes Enterprises, Inc.*	1,536	39,168
Synaptics, Inc.*	1,316	108,517
Syntel, Inc.*	1,160	52,560
The KEYW Holding Corp.*	1,300	7,995
Unisys Corp.*	1,724	20,516
Varonis Systems, Inc.*	300	4,674
Violin Memory, Inc.*	3,500	4,830
Virtusa Corp.*	1,089	55,877
Vocera Communications, Inc.*	800	9,128

		1,602,353

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc.*	760	8,884
Inter Parfums, Inc.	624	15,481

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Cosmetics & Personal Care — (continued)
Revlon, Inc., Class A*	570	$16,787

		41,152

Distribution & Wholesale — 0.7%
Beacon Roofing Supply, Inc.*	1,981	64,363
Core-Mark Holding Co., Inc.	882	57,727
Essendant, Inc.	1,519	49,261
H&E Equipment Services, Inc.	1,159	19,378
Owens & Minor, Inc.	2,276	72,695
Pool Corp.	1,576	113,945
Rentrak Corp.*	465	25,143
ScanSource, Inc.*	1,181	41,878
Titan Machinery, Inc.*	523	6,004
Veritiv Corp.*	300	11,172

		461,566

Diversified Financial Services — 2.4%
Aircastle Ltd.	2,176	44,847
Altisource Asset Management Corp.*	53	1,269
Altisource Portfolio Solutions SA*	500	11,920
Ashford, Inc.*	26	1,650
BGC Partners, Inc., Class A	6,907	56,776
Blackhawk Network Holdings, Inc.*	2,000	84,780
Calamos Asset Management, Inc., Class A	469	4,446
Cohen & Steers, Inc.	817	22,427
Cowen Group, Inc., Class A*	3,790	17,283
Diamond Hill Investment Group, Inc.	107	19,906
Ellie Mae, Inc.*	1,100	73,227
Encore Capital Group, Inc.*	997	36,889
Enova International, Inc.*	1,029	10,516
Evercore Partners, Inc., Class A	1,222	61,393
Federal Agricultural Mortgage Corp., Class C	300	7,779
Financial Engines, Inc.	1,900	55,993
FNFV Group*	2,800	32,816
GAIN Capital Holdings, Inc.	800	5,824
GAMCO Investors, Inc., Class A	262	14,384
Greenhill & Co., Inc.	1,100	31,317
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,000	17,220
Impac Mortgage Holdings, Inc.*	500	8,175
INTL. FCstone, Inc.*	593	14,641
Investment Technology Group, Inc.	1,300	17,342
Janus Capital Group, Inc.	5,600	76,160
KCG Holdings, Inc.*	1,181	12,956
Ladder Capital Corp.Class A	1,400	20,048
Ladenburg Thalmann Financial Services, Inc.*	4,000	8,440
MarketAxess Holdings, Inc.	1,399	129,939
Marlin Business Services Corp.	200	3,078
Moelis & Co., Class A	600	15,756
Nationstar Mortgage Holdings, Inc.*	1,300	18,031
Nelnet, Inc., Class A	799	27,653
NewStar Financial, Inc.*	1,300	10,660
Ocwen Financial Corp.*	3,800	25,498
OM Asset Management PLC	900	13,878
On Deck Capital, Inc.*	400	3,960
Oppenheimer Holdings, Inc., Class A	238	4,762

	Number of Shares	Value†

Diversified Financial Services — (continued)
PennyMac Financial Service, Class A*	500	$8,000
PHH Corp.*	1,989	28,085
Piper Jaffray Cos.*	687	24,849
PRA Group, Inc.*	1,748	92,504
Pzena Investment Management, Inc., Class A	130	1,157
RCS Capital Corp.*	1,600	1,296
Regional Management Corp.*	200	3,100
Stifel Financial Corp.*	2,506	105,503
Stonegate Mortgage Corp.*	300	2,133
Teton Advisors, Inc., Class B~	2	80
The J.G. Wentworth Company, Class A*	400	1,972
Virtu Financial, Inc., Class A	600	13,752
Virtus Investment Partners, Inc.	272	27,336
Wageworks, Inc.*	1,300	58,604
Walter Investment Management Corp.*	1,353	21,986
Westwood Holdings Group, Inc.	311	16,903
WisdomTree Investments, Inc.	4,100	66,133
World Acceptance Corp.*	262	7,032

		1,504,064

Electric — 2.1%
ALLETE, Inc.	1,851	93,457
Ameresco, Inc., Class A*	1,100	6,468
Atlantic Power Corp.	4,127	7,676
Avista Corp.	2,239	74,447
Black Hills Corp.	1,748	72,262
Cleco Corp.	2,271	120,908
Dynegy, Inc.*	4,600	95,082
El Paso Electric Co.	1,577	58,065
EnerNOC, Inc.*	1,300	10,270
IDACORP, Inc.	1,901	123,014
MGE Energy, Inc.	1,342	55,277
NorthWestern Corp.	1,780	95,817
NRG Yield, Inc.	1,000	11,150
NRG Yield, Inc.	2,500	29,025
Ormat Technologies, Inc.	1,200	40,836
Otter Tail Corp.	1,292	33,670
PNM Resources, Inc.	2,910	81,626
Portland General Electric Co.	3,256	120,374
Talen Energy Corp.*	2,900	29,290
The Empire District Electric Co.	1,719	37,870
UIL Holdings Corp.	1,991	100,088
Unitil Corp.	663	24,451

		1,321,123

Electrical Components & Equipment — 0.8%
Advanced Energy Industries, Inc.*	1,393	36,636
Belden, Inc.	1,555	72,603
Encore Wire Corp.	771	25,189
EnerSys	1,623	86,960
Generac Holdings, Inc.*	2,649	79,708
General Cable Corp.	1,900	22,610
Graham Corp.	466	8,225
Insteel Industries, Inc.	691	11,111
Littelfuse, Inc.	878	80,030
Powell Industries, Inc.	429	12,913
PowerSecure International, Inc.*	800	9,216
Universal Display Corp.*	1,549	52,511

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
Vicor Corp.*	422	$4,304

		502,016

Electronics — 2.1%
American Science & Engineering, Inc.	278	9,886
Applied Optoelectronics, Inc.*	700	13,146
AVX Corp.	1,600	20,944
Badger Meter, Inc.	459	26,649
Bel Fuse, Inc., Class B	269	5,229
Benchmark Electronics, Inc.*	2,077	45,195
Brady Corp., Class A	1,857	36,509
Checkpoint Systems, Inc.	1,545	11,201
Coherent, Inc.*	873	47,753
Control4 Corp.*	400	3,264
CTS Corp.	1,263	23,378
ESCO Technologies, Inc.	1,034	37,121
FARO Technologies, Inc.*	620	21,700
FEI Co.	1,546	112,920
Fluidigm Corp.*	1,100	8,921
GSl Group, Inc.*	1,500	19,095
II-VI, Inc.*	2,056	33,060
IMAX Corp.*	2,200	74,338
Imprivata, Inc.*	300	5,331
Itron, Inc.*	1,500	47,865
Kimball Electronics, Inc.*	933	11,131
Mesa Laboratories, Inc.	100	11,140
Methode Electronics, Inc.	1,460	46,574
Multi-Fineline Electronix, Inc.*	152	2,538
Newport Corp.*	1,463	20,116
NVE Corp.	209	10,145
OSI Systems, Inc.*	757	58,259
Park Electrochemical Corp.	833	14,652
Plexus Corp.*	1,303	50,270
Rofin-Sinar Technologies, Inc.*	1,186	30,753
Rogers Corp.*	660	35,099
Sanmina Corp.*	3,126	66,803
Sparton Corp.*	400	8,560
Stoneridge, Inc.*	673	8,305
TASER International, Inc.*	2,011	44,292
Tech Data Corp.*	1,300	89,050
TTM Technologies, Inc.*	2,429	15,133
Vishay Intertechnology, Inc.	4,800	46,512
Vishay Precision Group, Inc.*	300	3,477
Watts Water Technologies, Inc., Class A	1,117	59,000
Woodward, Inc.	2,323	94,546
ZAGG, Inc.*	900	6,111

		1,335,971

Energy-Alternate Sources — 0.3%
Abengoa Yield PLC	1,700	28,135
Clean Energy Fuels Corp.*	2,900	13,050
Enphase Energy, Inc.*	400	1,480
FuelCell Energy, Inc.*	6,981	5,130
FutureFuel Corp.	1,100	10,868
Green Plains, Inc.	1,467	28,548
Pacific Ethanol, Inc.*	900	5,841
Pattern Energy Group, Inc.	1,900	36,271
Plug Power, Inc.*	6,800	12,444

	Number of Shares	Value†

Energy-Alternate Sources — (continued)
Renewable Energy Group, Inc.*	1,600	$13,248
REX American Resources Corp.*	192	9,719
Solazyme, Inc.*	3,100	8,060
Vivint Solar, Inc.*	800	8,384

		181,178

Engineering & Construction — 0.7%
Aegion Corp.*	1,555	25,626
Argan, Inc.	536	18,588
Dycom Industries, Inc.*	1,153	83,431
EMCOR Group, Inc.	2,363	104,563
Exponent, Inc.	1,040	46,342
Granite Construction, Inc.	1,444	42,844
Hill International, Inc.*	1,500	4,920
MasTec, Inc.*	2,464	39,005
McDermott International, Inc.*	9,300	39,990
Mistras Group, Inc.*	800	10,280
MYR Group, Inc.*	683	17,895
Orion Marine Group, Inc.*	1,137	6,799
Tutor Perini Corp.*	1,397	22,995
VSE Corp.	104	4,167

		467,445

Entertainment — 1.1%
AMC Entertainment Holdings, Inc., Class A	800	20,152
Carmike Cinemas, Inc.*	800	16,072
Churchill Downs, Inc.	520	69,581
DreamWorks Animation SKG, Inc., Class A*	2,700	47,115
Eldorado Resorts, Inc.*	1,000	9,020
Eros International PLC*	900	24,471
International Speedway Corp.	1,100	34,892
Isle of Capri Casinos, Inc.*	841	14,667
Marriott Vacations Worldwide Corp.	1,000	68,140
National CineMedia, Inc.	2,374	31,859
Penn National Gaming, Inc.*	3,200	53,696
Pinnacle Entertainment, Inc.*	2,182	73,839
Reading International, Inc., Class A*	700	8,869
Scientific Games Corp., Class A*	1,900	19,855
Seaworld Entertainment, Inc.	2,400	42,744
SFX Entertainment, Inc.*	1,500	765
Speedway Motorsports, Inc.	316	5,704
Vail Resorts, Inc.	1,346	140,899

		682,340

Environmental Control — 0.4%
Calgon Carbon Corp.	2,162	33,684
Casella Waste Systems, Inc., Class A*	2,300	13,340
CECO Environmental Corp.	709	5,807
Darling Ingredients, Inc.*	6,267	70,441
Heritage-Crystal Clean, Inc.*	200	2,054
MSA Safety, Inc.	1,021	40,809
Tetra Tech, Inc.	2,364	57,469
TRC Cos., Inc.*	900	10,647
U.S. Ecology, Inc.	742	32,388

		266,639

Food — 2.0%
B&G Foods, Inc.	2,172	79,169

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — (continued)
Boulder Brands, Inc.*	2,579	$21,122
Cal-Maine Foods, Inc.	1,246	68,044
Calavo Growers, Inc.	451	20,133
Dean Foods Co.	3,700	61,124
Diamond Foods, Inc.*	776	23,947
Fairway Group Holdings Corp.*	600	630
Fresh Del Monte Produce, Inc.	1,216	48,044
Ingles Markets, Inc., Class A	404	19,323
Inventure Foods, Inc.*	500	4,440
J&J Snack Foods Corp.	532	60,467
John B. Sanfilippo & Son, Inc.	400	20,504
Lancaster Colony Corp.	672	65,507
Lifeway Foods, Inc.*	87	912
NutriSystem, Inc.	1,037	27,501
Post Holdings, Inc.*	2,200	130,020
Sanderson Farms, Inc.	834	57,187
Seaboard Corp.*	11	33,869
Seneca Foods Corp., Class A*	211	5,560
Senomyx, Inc.*	1,800	8,028
Smart & Final Stores, Inc.*	1,100	17,281
Snyder’s-Lance, Inc.	1,879	63,379
SpartanNash Co.	1,530	39,551
SUPERVALU, Inc.*	9,300	66,774
The Chefs’ Warehouse Holdings, Inc.*	750	10,620
The Fresh Market, Inc.*	1,700	38,403
Tootsie Roll Industries, Inc.	835	26,127
TreeHouse Foods, Inc.*	1,614	125,553
United Natural Foods, Inc.*	1,900	92,169
Village Super Market, Inc., Class A	268	6,327
Weis Markets, Inc.	466	19,456

		1,261,171

Forest Products & Paper — 0.4%
Clearwater Paper Corp.*	778	36,753
Deltic Timber Corp.	392	23,446
KapStone Paper and Packaging Corp.	3,240	53,492
Neenah Paper, Inc.	574	33,453
Orchids Paper Products Co.	400	10,440
P.H. Glatfelter Co.	1,659	28,568
Schweitzer-Mauduit International, Inc.	1,176	40,431
Wausau Paper Corp.	1,781	11,398

		237,981

Gas — 1.2%
Chesapeake Utilities Corp.	535	28,398
New Jersey Resources Corp.	3,264	98,018
Northwest Natural Gas Co.	1,050	48,132
ONE Gas, Inc.	2,000	90,660
Piedmont Natural Gas Co., Inc.	2,951	118,246
South Jersey Industries, Inc.	2,480	62,620
Southwest Gas Corp.	1,794	104,626
The Laclede Group, Inc.	1,656	90,302
WGL Holdings, Inc.	1,794	103,460

		744,462

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	1,670	45,474

	Number of Shares	Value†

Healthcare Products — 3.9%
Abaxis, Inc.	829	$36,468
ABIOMED, Inc.*	1,489	138,120
Accelerate Diagnostics, Inc.*	951	15,387
Accuray, Inc.*	2,738	13,676
Affymetrix, Inc.*	2,371	20,248
Analogic Corp.	507	41,594
AngioDynamics, Inc.*	958	12,636
AtriCure, Inc.*	1,200	26,292
Atrion Corp.	37	13,874
BioTelemetry, Inc.*	800	9,792
Cantel Medical Corp.	1,275	72,293
Cardiovascular Systems, Inc.*	1,000	15,840
Cepheid, Inc.*	2,680	121,136
Cerus Corp.*	3,600	16,344
Cimpress NV*	1,200	91,332
CONMED Corp.	1,003	47,883
CryoLife, Inc.	1,399	13,612
Cutera, Inc.*	500	6,540
Cyberonics, Inc.*	1,032	62,725
Cynosure, Inc., Class A*	694	20,848
Endologix, Inc.*	2,298	28,174
Exactech, Inc.*	209	3,643
GenMark Diagnostics, Inc.*	1,200	9,444
Genomic Health, Inc.*	509	10,770
Globus Medical, Inc.*	2,600	53,716
Greatbatch, Inc.*	993	56,025
Haemonetics Corp.*	1,946	62,895
Halyard Health, Inc.*	1,700	48,348
Hanger, Inc.*	1,408	19,205
HeartWare International, Inc.*	689	36,042
ICU Medical, Inc.*	479	52,451
Inogen, Inc.*	500	24,275
Insulet Corp.*	2,146	55,603
Integra LifeSciences Holdings Corp.*	1,026	61,098
Intersect ENT, Inc.*	500	11,700
Invacare Corp.	1,190	17,219
Invivo Therapeutics Holdings Corp.*	900	7,758
K2M Group Holdings, Inc.*	600	11,160
LDR Holding Corp.*	900	31,077
LeMaitre Vascular, Inc.	400	4,876
Luminex Corp.*	1,353	22,879
Masimo Corp.*	1,504	57,994
Merge Healthcare, Inc.*	1,657	11,765
Meridian Bioscience, Inc.	1,760	30,096
Merit Medical Systems, Inc.*	1,575	37,658
MiMedx Group, Inc.*	3,800	36,670
Nanostring Technologies, Inc.*	600	9,600
Natus Medical, Inc.*	1,175	46,354
Navidea Biopharmaceuticals, Inc.*	6,000	13,680
NuVasive, Inc.*	1,706	82,263
NxStage Medical, Inc.*	2,284	36,019
Ocular Therapeutix, Inc.*	700	9,842
OraSure Technologies, Inc.*	2,201	9,772
Orthofix International N.V.*	671	22,646
Quidel Corp.*	1,051	19,843
Rockwell Medical, Inc.*	1,800	13,878

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
SeaSpine Holdings Corp.*	308	$4,990
Sientra, Inc.*	200	2,030
STAAR Surgical Co.*	1,400	10,864
STERIS Corp.	2,232	145,013
SurModics, Inc.*	373	8,146
Tandem Diabetes Care, Inc.*	400	3,524
The Spectranetics Corp.*	1,465	17,272
Thoratec Corp.*	2,000	126,520
Tornier N.V.*	1,200	24,468
Unilife Corp.*	3,410	3,342
Utah Medical Products, Inc.	200	10,774
Vascular Solutions, Inc.*	483	15,654
West Pharmaceutical Services, Inc.	2,678	144,933
Wright Medical Group, Inc.*	1,861	39,118
Zeltiq Aesthetics, Inc.*	1,100	35,233

		2,454,959

Healthcare Services — 1.9%
AAC Holdings, Inc.*	200	4,450
Addus Homecare Corp.*	400	12,460
Adeptus Health, Inc., Class A*	200	16,152
Air Methods Corp.*	1,487	50,692
Alliance HealthCare Services, Inc.*	200	1,952
Almost Family, Inc.	177	7,089
Amedisys, Inc.*	1,006	38,198
Amsurg Corp.*	1,723	133,894
Capital Senior Living Corp.*	1,036	20,772
Catalent, Inc.*	3,000	72,900
Chemed Corp.	629	83,953
Civitas Solutions, Inc.*	400	9,168
Five Star Quality Care, Inc.*	2,500	7,725
Genesis Healthcare, Inc.*	561	3,439
HealthSouth Corp.	3,336	128,002
Healthways, Inc.*	1,258	13,989
IPC Healthcare, Inc.*	647	50,265
Kindred Healthcare, Inc.	2,774	43,690
LHC Group, Inc.*	382	17,102
Magellan Health Services, Inc.*	1,041	57,703
Molina Healthcare, Inc.*	1,468	101,072
National Healthcare Corp.	406	24,721
Nobilis Health Corp.*	1,200	6,264
OvaScience, Inc.*	800	6,792
RadNet, Inc.*	1,500	8,325
Select Medical Holdings Corp.	3,700	39,923
Surgical Care Affiliates, Inc.*	700	22,883
The Ensign Group, Inc.	940	40,072
Triple-S Management Corp., Class B*	791	14,088
U.S. Physical Therapy, Inc.	491	22,041
Universal American Corp.*	1,780	12,175
WellCare Health Plans, Inc.*	1,626	140,129

		1,212,080

Holding Companies — 0.2%
FCB Financial Holdings Inc*	1,000	32,620
HRG Group, Inc.*	2,775	32,551
National Bank Holdings Corp.	1,400	28,742
Resource America, Inc., Class A	1,000	6,650

	Number of Shares	Value†

Holding Companies — (continued)
Tiptree Financial, Inc.	1,100	$7,040

		107,603

Home Builders — 0.8%
Beazer Homes USA, Inc.*	924	12,317
Cavco Industries, Inc.*	369	25,125
Century Communities, Inc.*	500	9,925
Green Brick Partners, Inc.*	1,100	11,913
Hovnanian Enterprises, Inc., Class A*	4,810	8,514
Installed Building Products, Inc.*	700	17,696
KB Home	2,900	39,295
LGI Homes, Inc.*	400	10,876
M/I Homes, Inc.*	836	19,713
MDC Holdings, Inc.	1,500	39,270
Meritage Homes Corp.*	1,490	54,415
Standard Pacific Corp.*	5,590	44,720
Taylor Morrison Home Corp.*	1,100	20,526
The New Home Co., Inc.*	600	7,770
The Ryland Group, Inc.	1,746	71,289
TRI Pointe Homes, Inc.*	5,700	74,613
WCI Communities, Inc.*	400	9,052
William Lyon Homes, Class A*	600	12,360
Winnebago Industries, Inc.	1,122	21,486

		510,875

Home Furnishings — 0.5%
American Woodmark Corp.*	469	30,424
Bassett Furniture Industries, Inc.	300	8,355
Daktronics, Inc.	1,209	10,482
DTS, Inc.*	703	18,770
Ethan Allen Interiors, Inc.	1,028	27,149
Flexsteel Industries, Inc.	200	6,250
Hooker Furniture Corp.	300	7,062
iRobot Corp.*	1,082	31,530
Kimball International, Inc., Class B	1,244	11,768
La-Z-Boy, Inc.	1,962	52,111
Select Comfort Corp.*	2,072	45,335
Skullcandy, Inc.*	407	2,251
TiVo, Inc.*	3,955	34,250
Universal Electronics, Inc.*	600	25,218
VOXX International Corp.*	825	6,122

		317,077

Hotels & Resorts — 0.1%
Caesars Entertainment Corp.*	2,000	11,780
La Quinta Holdings Inc*	3,300	52,074

		63,854

Household Products & Wares — 0.5%
ACCO Brands Corp.*	4,393	31,059
Central Garden & Pet Co., Class A*	1,202	19,364
CSS Industries, Inc.	212	5,584
Helen of Troy Ltd.*	995	88,853
Prestige Brands Holdings, Inc.*	1,972	89,056
Tumi Holdings, Inc.*	1,800	31,716
WD-40 Co.	546	48,632

		314,264

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Housewares — 0.0%
Libbey, Inc.	800	$26,088
Lifetime Brands, Inc.	200	2,796

		28,884

Insurance — 3.0%
Ambac Financial Group, Inc.*	1,700	24,599
American Equity Investment Life Holding Co.	2,876	67,040
AMERISAFE, Inc.	708	35,209
Argo Group International Holdings Ltd.	945	53,478
Atlas Financial Holdings, Inc.*	400	7,400
Baldwin & Lyons, Inc., Class B	325	7,052
Citizens, Inc.*	1,466	10,878
CNO Financial Group, Inc.	7,393	139,062
Crawford & Co., Class B	1,538	8,628
Donegal Group, Inc., Class A	283	3,979
eHealth, Inc.*	720	9,223
EMC Insurance Group, Inc.	150	3,482
Employers Holdings, Inc.	1,282	28,576
Enstar Group Ltd.*	374	56,100
Essent Group Ltd.*	2,000	49,700
FBL Financial Group, Inc., Class A	327	20,117
Federated National Holding Co.	500	12,010
Fidelity & Guaranty Life	500	12,270
First American Financial Corp.	3,873	151,318
Global Indemnity PLC*	383	10,023
Greenlight Capital Re, Ltd., Class A*	1,128	25,132
Hallmark Financial Services, Inc.*	255	2,930
HCI Group, Inc.	300	11,631
Heritage Insurance Holdings, Inc.*	800	15,784
Hilltop Holdings, Inc.*	2,983	59,093
Horace Mann Educators Corp.	1,509	50,129
Infinity Property & Casualty Corp.	420	33,827
James River Group Holdings	400	10,756
Kansas City Life Insurance Co.	73	3,430
Kemper Corp.	1,500	53,055
Maiden Holdings Ltd.	1,768	24,540
MBIA, Inc.*	5,500	33,440
MGIC Investment Corp.*	12,827	118,778
National General Holdings Corp.	1,500	28,935
National Interstate Corp.	402	10,725
National Western Life Insurance Co.,Class A	52	11,580
NMI Holdings, Inc., Class A*	2,100	15,960
OneBeacon Insurance Group Ltd., Class A	1,100	15,444
Primerica, Inc.	1,800	81,126
Radian Group, Inc.	7,203	114,600
RLI Corp.	1,522	81,473
Safety Insurance Group, Inc.	482	26,100
Selective Insurance Group, Inc.	2,175	67,555
State Auto Financial Corp.	776	17,701
State National Cos., Inc.	1,000	9,350
Stewart Information Services Corp.	808	33,055
Symetra Financial Corp.	2,900	91,756
The Navigators Group, Inc.*	395	30,802
Third Point Reinsurance Ltd.*	3,000	40,350
United Fire Group, Inc.	680	23,834
United Insurance Holdings Corp.	800	10,520

	Number of Shares	Value†

Insurance — (continued)
Universal Insurance Holdings, Inc.	1,251	$36,955

		1,900,490

Internet — 2.0%
1-800-Flowers.com, Inc., Class A*	737	6,707
Angie’s List, Inc.*	1,600	8,064
Bankrate, Inc.*	2,723	28,183
Bazaarvoice, Inc.*	1,900	8,569
Blucora, Inc.	1,496	20,600
Blue Nile, Inc.*	439	14,724
Boingo Wireless, Inc.*	900	7,452
Box, Inc., Class A*	500	6,290
Brightcove, Inc.*	1,200	5,904
ChannelAdvisor Corp.*	900	8,946
Chegg, Inc.*	3,100	22,351
Cogent Communications Holdings, Inc.	1,819	49,404
comScore, Inc.*	1,259	58,103
Constant Contact, Inc.*	1,165	28,240
Coupons.com, Inc.*	2,100	18,900
Dealertrack Technologies, Inc.*	1,996	126,067
DHI Group, Inc.*	1,163	8,502
Endurance International Group Holdings, Inc.*	2,100	28,056
ePlus, Inc.*	174	13,758
Etsy, Inc.*	600	8,214
FTD Cos, Inc.*	818	24,376
Global Eagle Entertainment, Inc.*	1,500	17,220
GrubHub, Inc.*	2,700	65,718
HealthStream, Inc.*	900	19,629
Internap Corp.*	1,921	11,776
IntraLinks Holdings, Inc.*	1,700	14,093
Limelight Networks, Inc.*	1,172	2,239
Lionbridge Technologies, Inc.*	2,243	11,080
Liquidity Services, Inc.*	1,035	7,649
Marketo, Inc.*	1,100	31,262
Moduslink Global Solutions, Inc.*	945	2,703
New Media Investment Group, Inc.	1,700	26,282
NIC, Inc.	2,629	46,560
Overstock.com, Inc.*	571	9,798
Perficient, Inc.*	1,245	19,210
Q2 Holdings, Inc.*	600	14,832
QuinStreet, Inc.*	1,815	10,073
RealNetworks, Inc.*	515	2,106
Reis, Inc.	400	9,060
RetailMeNot, Inc.*	1,300	10,712
RingCentral, Inc., Class A*	1,900	34,485
Safeguard Scientifics, Inc.*	550	8,547
Shutterfly, Inc.*	1,290	46,117
Shutterstock, Inc.*	600	18,144
Stamps.com, Inc.*	462	34,193
TechTarget, Inc.*	500	4,260
TeleCommunication Systems, Inc., Class A*	1,400	4,816
Textura Corp.*	800	20,672
The Rubicon Project, Inc.*	800	11,624
Travelzoo, Inc.*	311	2,572
TrueCar, Inc.*	1,700	8,857
United Online, Inc.*	500	5,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

\	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
VASCO Data Security International, Inc.*	1,028	$17,517
VirnetX Holding Corp.*	1,583	5,635
Wayfair, Inc., Class A*	700	24,542
Web.com Group, Inc.*	1,500	31,620
WebMD Health Corp.*	1,486	59,202
Wix.com Ltd.*	600	10,452
XO Group, Inc.*	859	12,138
Yodlee, Inc.*	600	9,678
Zendesk, Inc.*	1,900	37,449
Zix Corp.*	1,848	7,780
Zulily Inc., Class A*	2,300	40,020

		1,288,732

Investment Companies — 0.1%
Arlington Asset Investment Corp., Class A	900	12,645
Caesars Acquisition Co., Class A*	1,900	13,490
Real Industry, Inc.*	800	7,056

		33,191

Iron & Steel — 0.3%
AK Steel Holding Corp.*	7,200	17,352
Carpenter Technology Corp.	1,800	53,586
Cliffs Natural Resources, Inc.	5,300	12,932
Commercial Metals Co.	4,100	55,555
Ryerson Holding Corp.*	800	4,200
Schnitzer Steel Industries, Inc., Class A	900	12,186
Timkensteel Corp.	1,400	14,168

		169,979

Leisure Time — 0.5%
Arctic Cat, Inc.	444	9,848
Black Diamond, Inc.*	1,300	8,164
Callaway Golf Co.	2,746	22,929
ClubCorp Holdings, Inc.	1,500	32,190
Diamond Resorts International, Inc.*	1,400	32,746
Escalade, Inc.	600	9,480
Fox Factory Holding Corp.*	500	8,430
Interval Leisure Group, Inc.	1,416	25,998
Johnson Outdoors, Inc.	200	4,220
Liberty Tripadvisor Holdings, Inc.*	2,700	59,859
Malibu Boats, Inc., Class A*	500	6,990
Marine Products Corp.	160	1,110
Nautilus, Inc.*	1,300	19,500
Performance Sports Group Ltd.*	1,600	21,472
Travelport Worldwide Ltd.	3,700	48,914

		311,850

Lodging — 0.1%
Boyd Gaming Corp.*	3,000	48,900
Intrawest Resorts Holdings, Inc.*	200	1,732
Monarch Casino & Resort, Inc.*	185	3,325
Morgans Hotel Group Co.*	1,494	4,960
The Marcus Corp.	933	18,044

		76,961

Machinery — Construction & Mining — 0.1%
Astec Industries, Inc.	698	23,390
Hyster-Yale Materials Handling, Inc.	344	19,894

		43,284

	Number of Shares	Value†

Machinery - Diversified — 0.5%
Alamo Group, Inc.	317	$14,820
Albany International Corp., Class A	1,132	32,387
Altra Industrial Motion Corp.	1,003	23,189
Applied Industrial Technologies, Inc.	1,582	60,353
Briggs & Stratton Corp.	1,536	29,660
Chart Industries, Inc.*	1,177	22,610
Columbus McKinnon Corp.	685	12,440
DXP Enterprises, Inc.*	522	14,240
Hurco Cos., Inc.	200	5,248
Kadant, Inc.	499	19,466
Lindsay Corp.	453	30,709
NACCO Industries, Inc., Class A	222	10,556
Power Solutions International, Inc.*	100	2,271
Tennant Co.	736	41,349
The ExOne Co.*	500	3,355
The Gorman-Rupp Co.	751	18,001
Twin Disc, Inc.	235	2,916
Xerium Technologies, Inc.*	400	5,192

		348,762

Media — 1.0%
Central European Media Enterprises Ltd., Class A*	3,100	6,696
Crown Media Holdings, Inc., Class A*	217	1,161
Cumulus Media, Inc., Class A*	5,200	3,660
Daily Journal Corp.*	2	372
Entercom Communications Corp., Class A*	700	7,112
Entravision Communications Corp., Class A	2,800	18,592
Gray Television, Inc.*	2,000	25,520
Hemisphere Media Group, Inc.*	600	8,160
Houghton Mifflin Harcourt Co.*	4,900	99,519
Martha Stewart Living Omnimedia, Inc., Class A*	562	3,350
Media General, Inc.*	3,500	48,965
Meredith Corp.	1,300	55,354
Nexstar Broadcasting Group, Inc., Class A	1,100	52,085
Saga Communications, Inc.	133	4,470
Scholastic Corp.	956	37,246
Sinclair Broadcast Group, Inc., Class A	2,417	61,198
The E.W. Scripps Co., Class A	2,029	35,852
The New York Times Co., Class A	5,321	62,841
Time, Inc.	3,900	74,295
Tribune Publishing Co.	900	7,056
World Wrestling Entertainment, Inc., Class A	1,314	22,207

		635,711

Metal Fabricate/Hardware — 0.7%
Advanced Drainage Systems, Inc.	1,200	34,716
CIRCOR International, Inc.	735	29,488
Furmanite Corp.*	1,354	8,232
Global Brass & Copper Holdings, Inc.	600	12,306
Haynes International, Inc.	564	21,342
L.B. Foster Co., Class A	366	4,495
Mueller Industries, Inc.	2,188	64,721
Mueller Water Products, Inc., Class A	6,192	47,431
NN, Inc.	1,000	18,500
Northwest Pipe Co.*	483	6,308

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Metal Fabricate/Hardware — (continued)
Olympic Steel, Inc.	231	$2,298
Omega Flex, Inc.	59	1,971
RBC Bearings, Inc.*	837	49,994
Rexnord Corp.*	3,600	61,128
Sun Hydraulics Corp.	859	23,597
Worthington Industries, Inc.	1,684	44,592

		431,119

Mining — 0.4%
Century Aluminum Co.*	1,754	8,068
Coeur Mining, Inc.*	3,828	10,795
Energy Fuels, Inc.*	1,600	4,656
Globe Specialty Metals, Inc.	2,414	29,282
Hecla Mining Co.	12,817	25,250
Horsehead Holding Corp.*	1,983	6,028
Kaiser Aluminum Corp.	616	49,434
Materion Corp.	857	25,727
Ring Energy, Inc.*	800	7,896
Stillwater Mining Co.*	4,524	46,733
United States Lime & Minerals, Inc.	29	1,324
US Silica Holdings, Inc.	2,100	29,589

		244,782

Miscellaneous Manufacturing — 1.4%
Actuant Corp., Class A	2,106	38,729
American Railcar Industries, Inc.	400	14,464
AZZ, Inc.	976	47,521
Barnes Group, Inc.	2,065	74,443
Blount International, Inc.*	1,995	11,112
Chase Corp.	200	7,878
CLARCOR, Inc.	1,898	90,497
Core Molding Technologies, Inc.*	300	5,535
EnPro Industries, Inc.	917	35,919
Fabrinet*	1,500	27,495
Federal Signal Corp.	2,343	32,123
FreightCar America, Inc.	570	9,781
GP Strategies Corp.*	400	9,128
Handy & Harman Ltd.*	200	4,796
Harsco Corp.	3,200	29,024
Hillenbrand, Inc.	2,374	61,748
John Bean Technologies Corp.	1,029	39,359
Koppers Holdings, Inc.	820	16,539
LSB Industries, Inc.*	749	11,475
Lydall, Inc.*	600	17,094
Movado Group, Inc.	760	19,631
Myers Industries, Inc.	1,125	15,075
NL Industries, Inc.*	90	269
Park-Ohio Holdings Corp.	400	11,544
Proto Labs, Inc.*	900	60,300
Raven Industries, Inc.	1,346	22,815
Smith & Wesson Holding Corp.*	2,179	36,760
Standex International Corp.	500	37,675
Sturm Ruger & Co., Inc.	619	36,329
Tredegar Corp.	1,061	13,878
TriMas Corp.*	1,795	29,348
Trinseo SA*	600	15,150

		883,434

	Number of Shares	Value†

Office & Business Equipment — 0.0%
Eastman Kodak Co.*	800	$12,496

Office Furnishings — 0.5%
Herman Miller, Inc.	2,232	64,371
HNI Corp.	1,643	70,484
Interface, Inc.	2,595	58,232
Knoll, Inc.	1,953	42,927
Steelcase, Inc., Class A	3,131	57,642

		293,656

Oil & Gas — 1.3%
Abraxas Petroleum Corp.*	4,100	5,248
Adams Resources & Energy, Inc.	100	4,100
Alon USA Energy, Inc.	952	17,203
Approach Resources, Inc.*	1,341	2,508
Atwood Oceanics, Inc.	2,300	34,063
Bill Barrett Corp.*	2,025	6,682
Bonanza Creek Energy, Inc.*	1,700	6,919
C&J Energy Services Ltd.*	1,830	6,442
Callon Petroleum Co.*	2,000	14,580
Carrizo Oil & Gas, Inc.*	1,965	60,011
Clayton Williams Energy, Inc.*	217	8,422
Contango Oil & Gas Co.*	703	5,343
Delek US Holdings, Inc.	1,998	55,345
Eclipse Resources Corp.*	1,400	2,730
Energy XXI Ltd.	3,733	3,920
Evolution Petroleum Corp.	500	2,775
EXCO Resources, Inc.	6,375	4,781
Fairmount Santrol Holdings, Inc.*	2,200	5,940
Gastar Exploration, Inc.*	2,600	2,990
Halcon Resources Corp.*	9,876	5,234
Isramco, Inc.*	21	2,086
Jones Energy, Inc.*	600	2,874
Magnum Hunter Resources Corp.*	7,500	2,550
Matador Resources Co.*	2,600	53,924
Northern Oil & Gas, Inc.*	2,253	9,958
Oasis Petroleum, Inc.*	5,000	43,400
Panhandle Oil and Gas, Inc., Class A	634	10,245
Par Petroleum Corp.*	500	10,415
Parker Drilling Co.*	5,217	13,721
Parsley Energy, Inc., Class A*	2,900	43,703
PDC Energy, Inc.*	1,412	74,850
Penn Virginia Corp.*	2,412	1,278
Rex Energy Corp.*	1,800	3,726
RSP Permian, Inc.*	1,900	38,475
Sanchez Energy Corp.*	1,900	11,685
SandRidge Energy, Inc.*	14,400	3,888
Seventy Seven Energy, Inc.*	1,800	2,484
Stone Energy Corp.*	2,079	10,312
Synergy Resources Corp.*	3,800	37,240
Transatlantic Petroleum Ltd.*	1,000	2,540
Trecora Resources*	1,000	12,420
Triangle Petroleum Corp.*	2,800	3,976
Ultra Petroleum Corp.*	5,400	34,506
Unit Corp.*	1,800	20,268
W&T Offshore, Inc.	1,643	4,929

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Western Refining, Inc.	2,537	$111,932

		822,621

Oil & Gas Services — 0.7%
Basic Energy Services, Inc.*	1,188	3,920
CARBO Ceramics, Inc.	800	15,192
Exterran Holdings, Inc.	2,600	46,800
Flotek Industries, Inc.*	2,000	33,400
Forum Energy Technologies, Inc.*	2,300	28,083
Geospace Technologies Corp.*	476	6,574
Helix Energy Solutions Group, Inc.*	4,101	19,644
Hornbeck Offshore Services, Inc.*	1,378	18,644
ION Geophysical Corp.*	5,465	2,131
Key Energy Services, Inc.*	5,224	2,455
Matrix Service Co.*	987	22,178
MRC Global Inc*	3,600	40,140
Natural Gas Services Group, Inc.*	594	11,464
Newpark Resources, Inc.*	3,512	17,982
North Atlantic Drilling Ltd.*	2,800	2,156
Oil States International, Inc.*	1,800	47,034
Pioneer Energy Services Corp.*	2,650	5,565
SEACOR Holdings, Inc.*	700	41,867
Tesco Corp.	1,400	9,996
TETRA Technologies, Inc.*	2,979	17,606
Thermon Group Holdings, Inc.*	1,100	22,605

		415,436

Packaging and Containers — 0.3%
AEP Industries, Inc.	138	7,912
Berry Plastics Group, Inc.*	4,300	129,301
Greif, Inc., Class A	1,100	35,101

		172,314

Pharmaceuticals — 4.0%
ACADIA Pharmaceuticals, Inc.*	3,000	99,210
Adamas Pharmaceuticals, Inc.*	300	5,022
Aegerion Pharmaceuticals, Inc.*	1,100	14,960
Aerie Pharmaceuticals, Inc.*	700	12,418
Akebia Therapeutics, Inc.*	1,200	11,592
Alimera Sciences, Inc.*	1,100	2,431
Amicus Therapeutics, Inc.*	4,400	61,556
Amphastar Pharmaceuticals, Inc.*	1,100	12,859
Anacor Pharmaceuticals, Inc.*	1,500	176,565
Anika Therapeutics, Inc.*	500	15,915
Antares Pharma, Inc.*	5,200	8,840
Anthera Pharmaceuticals, Inc.*	1,100	6,699
Aratana Therapeutics, Inc.*	900	7,614
Array BioPharma, Inc.*	4,748	21,651
BioDelivery Sciences International, Inc.*	1,900	10,564
BioScrip, Inc.*	2,011	3,761
Biospecifics Technologies Corp.*	100	4,354
Cara Therapeutics, Inc.*	800	11,432
Catalyst Pharmaceuticals, Inc.*	2,400	7,200
Cempra, Inc.*	1,100	30,624
ChemoCentryx, Inc.*	1,000	6,050
Chimerix, Inc.*	1,700	64,940
Clovis Oncology, Inc.*	1,000	91,960
Concert Pharmaceuticals, Inc.*	500	9,385

	Number of Shares	Value†

Pharmaceuticals — (continued)
Corcept Therapeutics, Inc.*	2,900	$10,904
DepoMed, Inc.*	2,283	43,034
Dicerna Pharmaceuticals, Inc.*	500	4,105
Diplomat Pharmacy, Inc.*	1,300	37,349
Durect Corp.*	3,500	6,825
Dyax Corp.*	5,220	99,650
Eagle Pharmaceuticals, Inc.*	300	22,209
Enanta Pharmaceuticals, Inc.*	600	21,684
Endocyte, Inc.*	1,500	6,870
Esperion Therapeutics, Inc.*	500	11,795
Fibrogen, Inc.*	1,700	37,264
Flexion Therapeutics, Inc.*	400	5,944
Foamix Pharmaceuticals Ltd.*	700	5,131
Heron Therapeutics, Inc.*	900	21,960
Heska Corp.*	300	9,144
IGI Laboratories, Inc.*	1,800	11,772
Ignyta, Inc.*	600	5,268
Immune Design Corp.*	400	4,880
Impax Laboratories, Inc.*	2,637	92,849
Infinity Pharmaceuticals, Inc.*	1,828	15,447
Insys Therapeutics, Inc.*	800	22,768
Intra-Cellular Therapies, Inc.*	800	32,032
Ironwood Pharmaceuticals, Inc.*	4,461	46,484
Keryx Biopharmaceuticals, Inc.*	3,500	12,320
La Jolla Pharmaceutical CO*	400	11,116
Lannett Co., Inc.*	997	41,395
MannKind Corp.*	8,904	28,582
Mirati Therapeutics, Inc.*	300	10,326
Natural Grocers By Vitamin Cottage, Inc.*	400	9,076
Natural Health Trends Corp.	300	9,804
Nature’s Sunshine Products, Inc.	200	2,396
Nektar Therapeutics*	4,833	52,970
Neogen Corp.*	1,302	58,577
Neurocrine Biosciences, Inc.*	3,177	126,413
Nevro Corp.*	500	23,195
Northwest Biotherapeutics, Inc.*	1,600	10,000
Nutraceutical International Corp.*	196	4,627
Omega Protein Corp.*	500	8,485
Ophthotech Corp.*	800	32,416
Orexigen Therapeutics, Inc.*	4,188	8,837
Osiris Therapeutics, Inc.*	773	14,277
Otonomy, Inc.*	300	5,343
Pacira Pharmaceuticals, Inc.*	1,300	53,430
Pernix Therapeutics Holdings, Inc.*	1,500	4,740
PharMerica Corp.*	1,220	34,733
Phibro Animal Health Corp., Class A	700	22,141
Portola Pharmaceuticals, Inc.*	1,700	72,454
POZEN, Inc.*	1,002	5,847
PRA Health Sciences, Inc.*	800	31,064
Progenics Pharmaceuticals, Inc.*	2,601	14,878
Radius Health, Inc.*	1,200	83,172
Raptor Pharmaceutical Corp.*	2,600	15,730
Regulus Therapeutics, Inc.*	500	3,270
Relypsa, Inc.*	1,100	20,361
Revance Therapeutics, Inc.*	400	11,904
Sagent Pharmaceuticals, Inc.*	1,000	15,330

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Sarepta Therapeutics, Inc.*	1,400	$44,954
SciClone Pharmaceuticals, Inc.*	2,277	15,802
Sorrento Therapeutics, Inc.*	900	7,551
Sucampo Pharmaceuticals, Inc., Class A*	871	17,307
Supernus Pharmaceuticals, Inc.*	1,400	19,642
Synergy Pharmaceuticals, Inc.*	4,300	22,790
Synta Pharmaceuticals Corp.*	1,921	3,342
Synutra International, Inc.*	311	1,477
TESARO, Inc.*	800	32,080
Tetraphase Pharmaceuticals, Inc.*	1,200	8,952
TG Therapeutics, Inc.*	1,200	12,096
TherapeuticsMD, Inc.*	4,500	26,370
Threshold Pharmaceuticals, Inc.*	2,000	8,140
Trevena, Inc.*	1,000	10,350
USANA Health Sciences, Inc.*	224	30,023
Vanda Pharmaceuticals, Inc.*	1,241	13,998
Vitae Pharmaceuticals, Inc.*	500	5,505
Vital Therapies, Inc.*	800	3,232
VIVUS, Inc.*	3,770	6,183
Xencor, Inc.*	1,000	12,230
XenoPort, Inc.*	1,927	6,687
Zafgen, Inc.*	600	19,170
Zogenix, Inc.*	575	7,762
ZS Pharma, Inc.*	600	39,396

		2,507,218

Pipelines — 0.1%
Primoris Services Corp.	1,490	26,686
SemGroup Corp.	1,600	69,184

		95,870

Real Estate — 0.4%
Alexander & Baldwin, Inc.	1,800	61,794
AV Homes, Inc.*	195	2,636
Consolidated-Tomoka Land Co.	124	6,175
Forestar Group, Inc.*	1,163	15,294
FRP Holdings, Inc.*	369	11,122
HFF, Inc., Class A	1,300	43,888
Kennedy-Wilson Holdings, Inc.	3,281	72,740
Marcus & Millichap, Inc.*	500	22,995
RE/MAX Holdings, Inc., Class A	400	14,392

		251,036

Retail — 5.9%
Abercrombie & Fitch Co., Class A	2,500	52,975
America’s Car-Mart, Inc.*	227	7,511
American Eagle Outfitters, Inc.	7,000	109,410
Asbury Automotive Group, Inc.*	1,049	85,126
Ascena Retail Group, Inc.*	6,213	86,423
Barnes & Noble Education, Inc.*	1,137	14,451
Barnes & Noble, Inc.	1,800	21,798
bebe Stores, Inc.	1,517	1,426
Big 5 Sporting Goods Corp.	581	6,031
Big Lots, Inc.	1,900	91,048
Biglari Holdings, Inc.*	50	18,287
BJ’s Restaurants, Inc.*	820	35,285
Bloomin’ Brands, Inc.	4,400	79,992
Bob Evans Farms, Inc.	842	36,501

	Number of Shares	Value†

Retail — (continued)
Bojangles’, Inc.*	500	$8,450
Boot Barn Holdings, Inc.*	400	7,372
Bravo Brio Restaurant Group, Inc.*	500	5,635
Buffalo Wild Wings, Inc.*	647	125,149
Build-A-Bear Workshop, Inc.*	700	13,223
Burlington Stores, Inc.*	2,700	137,808
Caleres, Inc.	1,654	50,497
Carrols Restaurant Group, Inc.*	1,713	20,385
Casey’s General Stores, Inc.	1,440	148,205
Cash America International, Inc.	1,125	31,466
Chico’s FAS, Inc.	5,100	80,223
Christopher & Banks Corp.*	1,500	1,665
Chuy’s Holdings, Inc.*	600	17,040
Citi Trends, Inc.	503	11,760
Conn’s, Inc.*	1,104	26,540
Cracker Barrel Old Country Store, Inc.	724	106,631
Dave & Buster’s Entertainment, Inc.*	800	30,264
Del Frisco’s Restaurant Group, Inc.*	1,000	13,890
Denny’s Corp.*	3,552	39,179
Destination XL Group, Inc.*	1,500	8,715
DineEquity, Inc.	671	61,504
El Pollo Loco Holdings Inc*	400	4,312
Express, Inc.*	3,154	56,362
Ezcorp, Inc., Class A*	1,766	10,896
Fiesta Restaurant Group, Inc.*	1,013	45,960
First Cash Financial Services, Inc.*	962	38,538
Five Below, Inc.*	2,100	70,518
Francesca’s Holdings Corp.*	1,658	20,277
Fred’s, Inc., Class A	1,431	16,957
Freshpet, Inc.*	700	7,350
Genesco, Inc.*	895	51,078
Group 1 Automotive, Inc.	907	77,231
Guess?, Inc.	2,400	51,264
Haverty Furniture Cos., Inc.	950	22,306
Hibbett Sports, Inc.*	955	33,435
HSN, Inc.	1,179	67,486
J. Alexanders Holdings, Inc.*	483	4,815
Jack in the Box, Inc.	1,314	101,231
Jamba, Inc.*	440	6,270
Kirkland’s, Inc.	427	9,198
Kona Grill, Inc.*	500	7,875
Krispy Kreme Doughnuts, Inc.*	2,622	38,360
Lands’ End, Inc.*	700	18,907
Lithia Motors, Inc., Class A	794	85,839
Lumber Liquidators Holdings, Inc.*	1,033	13,574
MarineMax, Inc.*	1,000	14,130
Mattress Firm Holding Corp.*	700	29,232
Noodles & Co.*	300	4,248
Outerwall, Inc.	650	37,004
Papa John’s International, Inc.	1,010	69,165
Papa Murphy’s Holdings, Inc.*	500	7,340
Party City Holdco, Inc.*	800	12,776
PC Connection, Inc.	565	11,712
PetMed Express, Inc.	613	9,869
Pier 1 Imports, Inc.	3,644	25,144
Popeyes Louisiana Kitchen, Inc.*	859	48,413

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Potbelly Corp.*	1,000	$11,010
PriceSmart, Inc.	731	56,536
Red Robin Gourmet Burgers, Inc.*	520	39,385
Regis Corp.*	1,832	23,999
Restoration Hardware Holdings, Inc.*	1,200	111,972
Ruby Tuesday, Inc.*	2,213	13,743
Rush Enterprises, Inc., Class A*	1,435	34,727
Ruth’s Hospitality Group, Inc.	1,195	19,407
Shake Shack, Inc., Class A*	200	9,480
Shoe Carnival, Inc.	458	10,900
Sonic Automotive, Inc., Class A	1,134	23,156
Sonic Corp.	1,832	42,044
Sportsman’s Warehouse Holdings, Inc.*	600	7,392
Stage Stores, Inc.	1,381	13,589
Stein Mart, Inc.	1,261	12,206
Systemax, Inc.*	262	1,962
Texas Roadhouse, Inc.	2,570	95,604
The Buckle, Inc.	1,049	38,782
The Cato Corp., Class A	1,104	37,569
The Cheesecake Factory, Inc.	1,716	92,595
The Children’s Place, Inc.	694	40,023
The Container Store Group, Inc.*	600	8,448
The Finish Line, Inc., Class A	1,793	34,605
The Habit Restaurants, Inc., Class A*	400	8,564
The Men’s Wearhouse, Inc.	1,756	74,665
The Pep Boys—Manny, Moe, & Jack*	2,305	28,098
Tile Shop Holdings, Inc.*	1,300	15,574
Tilly’s, Inc.*	400	2,944
Tuesday Morning Corp.*	1,629	8,813
Vera Bradley, Inc.*	800	10,088
Vitamin Shoppe, Inc.*	1,200	39,168
West Marine, Inc.*	664	5,830
Winmark Corp.	100	10,292
Zoe’s Kitchen, Inc.*	700	27,643
Zumiez, Inc.*	703	10,988

		3,742,738

Savings & Loans — 1.8%
Anchor Bancorp Wisconsin, Inc.*	200	8,518
Astoria Financial Corp.	3,201	51,536
Banc of California, Inc.	1,300	15,951
Bank Mutual Corp.	2,432	18,678
BankFinancial Corp.	609	7,570
BBX Capital Corp.*	110	1,771
Beneficial Bancorp, Inc.*	2,873	38,096
Berkshire Hills Bancorp, Inc.	1,102	30,349
BofI Holding, Inc.*	600	77,298
Brookline Bancorp, Inc.	2,122	21,517
BSB Bancorp*	500	10,570
Capitol Federal Financial, Inc.	5,000	60,600
Charter Financial Corp.	900	11,412
Clifton Bancorp, Inc.	1,146	15,906
Dime Community Bancshares, Inc.	1,030	17,407
EverBank Financial Corp.	3,600	69,480
First Defiance Financial Corp.	300	10,968
Flagstar Bancorp, Inc.*	800	16,448
Flushing Financial Corp.	1,338	26,787

	Number of Shares	Value†

Savings & Loans — (continued)
Fox Chase Bancorp, Inc.	420	$7,291
Homestreet, Inc.*	600	13,860
HomeTrust Bancshares, Inc.*	900	16,695
Investors Bancorp, Inc.	12,555	154,929
Meridian Bancorp, Inc.	1,874	25,618
Meta Financial Group, Inc.	200	8,354
Northfield Bancorp, Inc.	1,593	24,230
Northwest Bancshares, Inc.	3,775	49,075
OceanFirst Financial Corp.	327	5,631
Oritani Financial Corp.	1,718	26,835
Pacific Premier Bancorp, Inc.*	700	14,224
Provident Financial Services, Inc.	2,403	46,858
Sterling Bancorp, Inc.	4,314	64,149
Territorial Bancorp, Inc.	243	6,328
United Community Financial Corp.	1,700	8,500
United Financial Bancorp, Inc.	2,131	27,810
Washington Federal, Inc.	3,400	77,350
Waterstone Financial, Inc.	1,000	13,480
WSFS Financial Corp.	1,071	30,855

		1,132,934

Semiconductors — 2.8%
Advanced Micro Devices, Inc.*	22,500	38,700
Alpha & Omega Semiconductor Ltd.*	400	3,116
Ambarella, Inc.*	1,100	63,569
Amkor Technology, Inc.*	3,211	14,417
Applied Micro Circuits Corp.*	2,958	15,707
Axcelis Technologies, Inc.*	4,100	10,947
Brooks Automation, Inc.	2,477	29,006
Cabot Microelectronics Corp.*	961	37,229
Cascade Microtech, Inc.*	700	9,898
Cavium, Inc.*	1,979	121,451
CEVA, Inc.*	671	12,461
Cirrus Logic, Inc.*	2,281	71,874
Cohu, Inc.	904	8,914
Diodes, Inc.*	1,399	29,897
DSP Group, Inc.*	557	5,074
Entegris, Inc.*	5,270	69,511
Exar Corp.*	1,532	9,115
Fairchild Semiconductor International, Inc.*	4,400	61,776
FormFactor, Inc.*	2,172	14,726
Gerber Scientific, Inc.~	500	0
Inphi Corp.*	1,400	33,656
Integrated Device Technology, Inc.*	5,593	113,538
Integrated Silicon Solution, Inc.	1,000	21,490
Intersil Corp., Class A	5,100	59,670
InvenSense, Inc.*	2,800	26,012
IXYS Corp.	1,266	14,129
Kopin Corp.*	1,507	4,732
Lattice Semiconductor Corp.*	4,924	18,957
M/A-COM Technology Solutions Holdings, Inc.*	800	23,192
Mattson Technology, Inc.*	2,300	5,359
MaxLinear, Inc., Class A*	2,243	27,903
Microsemi Corp.*	3,393	111,358
MKS Instruments, Inc.	1,996	66,926
Monolithic Power Systems, Inc.	1,467	75,110

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Nanometrics, Inc.*	900	$10,926
OmniVision Technologies, Inc.*	2,119	55,645
Pericom Semiconductor Corp.	646	11,790
Photronics, Inc.*	2,192	19,860
PMC-Sierra, Inc.*	6,900	46,713
Power Integrations, Inc.	1,095	46,176
QLogic Corp.*	3,200	32,800
Rambus, Inc.*	4,123	48,651
Rovi Corp.*	3,100	32,519
Rudolph Technologies, Inc.*	1,054	13,122
Semtech Corp.*	2,609	39,396
Sigma Designs, Inc.*	1,200	8,268
Silicon Laboratories, Inc.*	1,500	62,310
Tessera Technologies, Inc.	1,823	59,083
Ultra Clean Holdings, Inc.*	900	5,166
Ultratech, Inc.*	978	15,668
Veeco Instruments, Inc.*	1,393	28,570
Xcerra Corp.*	2,466	15,487

		1,781,570

Software — 4.6%
2U, Inc.*	900	32,310
ACI Worldwide, Inc.*	4,027	85,050
Actua Corp.*	1,428	16,793
Acxiom Corp.*	2,967	58,628
Amber Road, Inc.*	600	2,532
American Software, Inc., Class A	593	5,586
Aspen Technology, Inc.*	3,053	115,739
AVG Technologies NV*	1,400	30,450
Avid Technology, Inc.*	1,100	8,756
Benefitfocus, Inc.*	200	6,250
Blackbaud, Inc.	1,750	98,210
Bottomline Technologies, Inc.*	1,545	38,640
BroadSoft, Inc.*	1,061	31,788
Callidus Software, Inc.*	2,000	33,980
Castlight Health, Inc., Class B*	1,200	5,040
CommVault Systems, Inc.*	1,648	55,966
Computer Programs & Systems, Inc.	447	18,832
Cornerstone OnDemand, Inc.*	2,100	69,300
CSG Systems International, Inc.	1,281	39,455
Cvent, Inc.*	800	26,928
Demandware, Inc.*	1,200	62,016
Digi International, Inc.*	657	7,746
Ebix, Inc.	1,036	25,859
Envestnet, Inc.*	1,300	38,961
Epiq Systems, Inc.	1,168	15,091
Everyday Health, Inc.*	700	6,398
Fair Isaac Corp.	1,188	100,386
Fleetmatics Group PLC*	1,500	73,635
Globant SA*	500	15,295
Glu Mobile, Inc.*	4,000	17,480
Guidance Software, Inc.*	400	2,408
Guidewire Software, Inc.*	2,600	136,708
Hortonworks, Inc.*	300	6,567
HubSpot, Inc.*	700	32,459
Imperva, Inc.*	1,000	65,480
inContact, Inc.*	2,100	15,771

	Number of Shares	Value†

Software — (continued)
Infoblox, Inc.*	2,100	$33,558
InnerWorkings, Inc.*	1,724	10,775
Interactive Intelligence Group, Inc.*	597	17,737
Jive Software, Inc.*	1,500	7,005
Luxoft Holding, Inc.*	600	37,974
ManTech International Corp., Class A	1,039	26,702
MedAssets, Inc.*	2,448	49,107
Medidata Solutions, Inc.*	2,088	87,926
MicroStrategy, Inc., Class A*	318	62,478
Mobileiron, Inc.*	1,200	3,720
Model N, Inc.*	300	3,003
Monotype Imaging Holdings, Inc.	1,599	34,890
New Relic, Inc.*	200	7,622
Omnicell, Inc.*	1,435	44,629
OPOWER, Inc.*	600	5,346
Paycom Software, Inc.*	1,100	39,501
PDF Solutions, Inc.*	1,200	12,000
Pegasystems, Inc.	1,260	31,009
Press Ganey Holdings, Inc.*	300	8,877
Progress Software Corp.*	1,986	51,298
Proofpoint, Inc.*	1,500	90,480
PROS Holdings, Inc.*	917	20,302
QAD, Inc.	392	10,035
Qlik Technologies, Inc.*	3,441	125,424
Quality Systems, Inc.	1,704	21,266
RealPage, Inc.*	2,000	33,240
Rocket Fuel, Inc.*	800	3,736
Sapiens International Corp. N.V.*	800	9,216
SciQuest, Inc.*	900	9,000
Seachange International, Inc.*	1,273	8,020
SPS Commerce, Inc.*	600	40,734
Synchronoss Technologies, Inc.*	1,346	44,149
SYNNEX Corp.	1,094	93,056
Take-Two Interactive Software, Inc.*	3,044	87,454
Tangoe, Inc.*	1,769	12,737
TubeMogul, Inc.*	500	5,260
Tyler Technologies, Inc.*	1,252	186,936
Verint Systems, Inc.*	2,195	94,714
Xura, Inc.*	990	22,156

		2,895,565

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	1,777	54,714
Wesco Aircraft Holdings, Inc.*	2,140	26,108

		80,822

Telecommunications — 3.0%
8X8, Inc.*	3,400	28,118
ADTRAN, Inc.	2,205	32,193
Aerohive Networks, Inc.*	1,300	7,774
Alliance Fiber Optic Products, Inc.	600	10,254
Anixter International, Inc.*	1,034	59,744
Atlantic Tele-Network, Inc.	349	25,802
Black Box Corp.	562	8,284
CalAmp Corp.*	1,400	22,526
Calix, Inc.*	1,487	11,584
Ciena Corp.*	4,600	95,312
Cincinnati Bell, Inc.*	7,785	24,289

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Clearfield, Inc.*	400	$5,372
Comtech Telecommunications Corp.	552	11,377
Consolidated Communications Holdings, Inc.	1,841	35,476
DigitalGlobe, Inc.*	2,569	48,862
EarthLink Holdings Corp.	4,016	31,244
Extreme Networks, Inc.*	3,147	10,574
Fairpoint Communications, Inc.*	600	9,246
Finisar Corp.*	3,821	42,528
General Communication, Inc., Class A*	986	17,018
Gigamon, Inc.*	1,000	20,010
Globalstar, Inc.*	16,600	26,062
Gogo Inc*	2,200	33,616
GTT Communications, Inc.*	800	18,608
Harmonic, Inc.*	2,870	16,646
Hawaiian Telcom Holdco, Inc.*	500	10,390
HC2 Holdings, Inc.*	700	4,907
IDT Corp., Class B	800	11,440
Infinera Corp.*	4,694	91,815
Inteliquent, Inc.	1,226	27,377
Intelsat SA*	1,200	7,716
InterDigital, Inc.	1,294	65,476
Iridium Communications, Inc.*	3,500	21,525
Ixia*	2,113	30,617
j2 Global, Inc.	1,774	125,688
Knowles Corp.*	3,052	56,248
KVH Industries, Inc.*	354	3,540
LogMeIn, Inc.*	881	60,049
Loral Space & Communications, Inc.*	546	25,706
Lumos Networks Corp.	782	9,509
NeoPhotonics Corp.*	900	6,129
NETGEAR, Inc.*	1,329	38,767
NeuStar, Inc., Class A*	2,000	54,420
NTELOS Holdings Corp.*	382	3,449
Oclaro, Inc.*	3,000	6,900
ORBCOMM, Inc.*	2,000	11,160
Pacific Datavision, Inc.*	400	11,960
Plantronics, Inc.	1,367	69,512
Polycom, Inc.*	4,800	50,304
Preformed Line Products Co.	45	1,672
Premiere Global Services, Inc.*	1,656	22,753
RigNet, Inc.*	500	12,750
Ruckus Wireless, Inc.*	2,700	32,076
Shenandoah Telecommunications Co.	859	36,774
ShoreTel, Inc.*	2,281	17,039
Sonus Networks, Inc.*	1,843	10,542
Spok Holdings, Inc.	1,112	18,304
Straight Path Communications, Inc.*	300	12,123
Telenav, Inc.*	1,000	7,810
Ubiquiti Networks, Inc.	1,200	40,668
ViaSat, Inc.*	1,562	100,421
Vonage Holdings Corp.*	6,100	35,868
West Corp.	1,800	40,320
Windstream Holdings, Inc.	3,500	21,490

		1,867,733

	Number of Shares	Value†

Textiles — 0.2%
Culp, Inc.	300	$9,621
G&K Services, Inc., Class A	776	51,697
UniFirst Corp.	577	61,630

		122,948

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc.	584	4,976

Transportation — 1.8%
Air Transport Services Group, Inc.*	2,085	17,827
ArcBest Corp.	995	25,641
Ardmore Shipping Corp.	800	9,664
Atlas Air Worldwide Holdings, Inc.*	848	29,307
Bristow Group, Inc.	1,350	35,316
CAI International, Inc.*	660	6,653
Celadon Group, Inc.	935	14,979
Con-way, Inc.	2,100	99,645
Covenant Transportation Group, Inc.*	400	7,188
DHT Holdings, Inc.	2,900	21,518
Dorian LPG Ltd.*	900	9,279
Eagle Bulk Shipping, Inc.*	1,200	7,116
Echo Global Logistics, Inc.*	1,000	19,600
Era Group, Inc.*	800	11,976
Forward Air Corp.	1,196	49,622
Frontline Ltd.*	3,900	10,491
GasLog Ltd.	1,700	16,354
Golden Ocean Group Ltd.	2,574	6,332
Gulfmark Offshore, Inc., Class A	979	5,982
Heartland Express, Inc.	1,967	39,222
Hub Group, Inc., Class A*	1,443	52,539
Knight Transportation, Inc.	2,264	54,336
Marten Transport Ltd.	651	10,526
Matson, Inc.	1,600	61,584
Navios Maritime Acq Corp.	3,700	13,024
Navios Maritime Holdings, Inc.	3,200	7,968
Nordic American Offshore Ltd.	900	5,400
Nordic American Tankers Ltd.	3,567	54,218
Pam Transportation Services, Inc.*	200	6,610
PHI, Inc.*	593	11,196
Radiant Logistics, Inc.*	1,000	4,460
Roadrunner Transportation Systems, Inc.*	1,000	18,400
Safe Bulkers, Inc.	1,700	4,692
Saia, Inc.*	961	29,743
Scorpio Bulkers, Inc.*	13,200	19,272
Scorpio Tankers, Inc.	6,300	57,771
Ship Finance International Ltd.	2,284	37,115
Swift Transportation Co.*	3,300	49,566
Teekay Tankers Ltd., Class A	3,193	22,032
Tidewater, Inc.	1,600	21,024
Universal Truckload Services, Inc.	100	1,557
USA Truck, Inc.*	200	3,446
UTi Worldwide, Inc.*	3,400	15,606
Werner Enterprises, Inc.	1,752	43,975
XPO Logistics, Inc.*	2,541	60,552
YRC Worldwide, Inc.*	1,300	17,238

		1,127,562

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Trucking and Leasing — 0.1%
TAL International Group, Inc.*	1,293	$17,675
Textainer Group Holdings Ltd.	812	13,390
The Greenbrier Cos., Inc.	1,047	33,619

		64,684

Water — 0.3%
American States Water Co.	1,524	63,094
Artesian Resources Corp., Class A	113	2,728
California Water Service Group	1,766	39,064
Connecticut Water Service, Inc.	319	11,650
Consolidated Water Co., Ltd.	800	9,280
Middlesex Water Co.	531	12,659
PICO Holdings, Inc.*	792	7,666
SJW Corp.	488	15,006
The York Water Co.	697	14,651

		175,798

TOTAL COMMON STOCKS (Cost $44,420,849)		54,458,817

REAL ESTATE INVESTMENT TRUSTS — 8.9%
Apartments — 0.3%
American Residential Properties, Inc.	1,300	22,451
Bluerock Residential Growth REIT, Inc.	600	7,188
Campus Crest Communities, Inc.	2,300	12,236
Education Realty Trust, Inc.	1,601	52,753
Independence Realty Trust, Inc.	1,792	12,920
Monogram Residential Trust, Inc.	5,900	54,929
Preferred Apartment Communities, Inc.	800	8,704
Silver Bay Realty Trust Corp.	1,637	26,209

		197,390

Building & Real Estate — 1.2%
Agree Realty Corp.	596	17,791
Altisource Residential Corp.	2,200	30,624
Anworth Mortgage Asset Corp.	3,731	18,431
Apollo Commercial Real Estate Finance, Inc.	2,200	34,562
Ares Commercial Real Estate Corp.	1,000	11,990
Capstead Mortgage Corp.	3,475	34,368
Colony Financial, Inc. Class A	4,016	78,553
CYS Investments, Inc.	5,856	42,514
Dynex Capital, Inc.	2,307	15,134
Getty Realty Corp.	1,163	18,375
Hatteras Financial Corp.	3,800	57,570
Invesco Mortgage Capital, Inc.	4,407	53,942
iStar Financial, Inc.*	3,318	41,740
New York Mortgage Trust, Inc.	3,400	18,666
PennyMac Mortgage Investment Trust	2,692	41,645
Redwood Trust, Inc.	2,877	39,818
Resource Capital Corp.	1,175	13,125
Select Income REIT	2,200	41,822
Starwood Waypoint Residential Trust	1,600	38,128
Sun Communities, Inc.	1,690	114,514

		763,312

Diversified — 0.9%
AG Mortgage Investment Trust, Inc.	1,188	18,081
Armada Hoffler Properties, Inc.	800	7,816

	Number of Shares	Value†

Diversified — (continued)
CatchMark Timber Trust, Inc., Class A	1,300	$13,364
CorEnergy Infrastructure Trust, Inc.	1,500	6,630
CoreSite Realty Corp.	900	46,296
DuPont Fabros Technology, Inc.	2,450	63,406
EPR Properties	2,010	103,656
Gramercy Property Trust, Inc.	2,200	45,694
New York REIT, Inc.	6,200	62,372
Nexpoint Residential Trust, Inc.	600	8,016
PS Business Parks, Inc.	765	60,726
STAG lndustrial, Inc.	2,100	38,241
The GEO Group, Inc.	2,768	82,320
UMH Properties, Inc.	968	9,002
Whitestone REIT	800	9,224

		574,844

Diversified Financial Services — 0.6%
American Capital Mortgage Investment Corp.	2,043	30,114
Apollo Residential Mortgage, Inc.	1,332	16,863
Armour Residential REIT, Inc.	1,775	35,571
DCT Industrial Trust, Inc.	3,120	105,019
New Residential Investment Corp.	8,600	112,660
Orchid Island Capital, Inc.	600	5,550
RAIT Financial Trust	3,606	17,886
STORE Capital Corp.	1,200	24,792
United Development Funding IV	1,000	17,600
Western Asset Mortgage Capital Corp.	1,597	20,138

		386,193

Forest Products & Paper — 0.1%
Potlatch Corp.	1,578	45,431

Healthcare — 0.8%
CareTrust REIT, Inc.	1,795	20,373
Healthcare Realty Trust, Inc.	3,672	91,249
LTC Properties, Inc.	1,317	56,196
Medical Properties Trust, Inc.	8,507	94,088
National Health Investors, Inc.	1,357	78,014
New Senior Investment Group, Inc.	3,400	35,564
Physicians Realty Trust	2,600	39,234
Sabra Health Care REIT, Inc.	2,188	50,718
Universal Health Realty Income Trust	520	24,409

		489,845

Hotels & Resorts — 1.6%
Ashford Hospitality Prime, Inc.	987	13,848
Ashford Hospitality Trust, Inc.	3,020	18,422
Belmond Ltd., Class A*	3,745	37,862
Chatham Lodging Trust	1,400	30,072
Chesapeake Lodging Trust	2,089	54,439
DiamondRock Hospitality Co.	7,523	83,129
FelCor Lodging Trust, Inc.	5,018	35,477
Hersha Hospitality Trust	1,917	43,439
LaSalle Hotel Properties	4,217	119,721
Pebblebrook Hotel Trust	2,709	96,034
RLJ Lodging Trust	4,700	118,769
Ryman Hospitality Properties, Inc.	1,612	79,359
Strategic Hotels & Resorts, Inc.*	10,312	142,203

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Hotels & Resorts — (continued)
Summitt Hotel Properties, Inc.	3,500	$40,845
Sunstone Hotel Investors, Inc.	7,805	103,260

		1,016,879

Industrial — 0.6%
Chambers Street Properties	9,300	60,357
EastGroup Properties, Inc.	1,175	63,661
First Industrial Realty Trust, Inc.	4,129	86,503
First Potomac Realty Trust	2,392	26,312
InfraREIT, Inc.*	900	21,312
Monmouth Real Estate Investment Corp., Class A	2,049	19,978
QTS Realty Trust, Inc.	1,100	48,059
Rexford Industrial Realty, Inc.	2,000	27,580
Terreno Realty Corp.	1,675	32,897

		386,659

Internet — 0.1%
CyrusOne, Inc.	2,500	81,650

Mixed Industrial/Office — 0.4%
Cousins Properties, Inc.	7,761	71,556
Gladstone Commercial Corp.	652	9,200
Investors Real Estate Trust	4,618	35,743
Lexington Realty Trust	8,015	64,921
One Liberty Properties, Inc.	503	10,729
Washington Real Estate Investment Trust	2,606	64,968

		257,117

Office Property — 0.8%
American Assets Trust, Inc.	1,400	57,204
Easterly Government Proper, Inc.	500	7,975
Franklin Street Properties Corp.	3,245	34,884
Government Properties Income Trust	2,744	43,904
Highwoods Properties, Inc.	3,460	134,075
Hudson Pacific Properties, Inc.	2,700	77,733
Mack-Cali Realty Corp.	3,500	66,080
Parkway Properties, Inc.	2,980	46,369

		468,224

Real Estate — 0.1%
Xenia Hotels & Resorts, Inc.	4,000	69,840

Regional Malls — 0.1%
Pennsylvania Real Estate Investment Trust	2,715	53,838
Rouse Properties, Inc.	1,400	21,812

		75,650

Storage & Warehousing — 0.5%
CubeSmart	6,125	166,661
National Storage Affiliates Trust	700	9,485
Sovran Self Storage, Inc.	1,282	120,893

		297,039

Strip Centers — 0.8%
Acadia Realty Trust	2,520	75,776
Alexander’s, Inc.	57	21,318
Cedar Realty Trust, Inc.	2,826	17,550
Equity One, Inc.	2,454	59,730
Inland Real Estate Corp.	3,688	29,873

	Number of Shares	Value†

Strip Centers — (continued)
Kite Realty Group Trust	2,951	$70,263
Ramco-Gershenson Properties Trust	3,141	47,147
Retail Opportunity Investments Corp.	3,300	54,582
Saul Centers, Inc.	451	23,339
Urban Edge Properties	3,100	66,929
Urstadt Biddle Properties, Inc., Class A	816	15,292

		481,799

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,055,119)		5,591,872

RIGHTS — 0.0%
Chelsea Therapeutics Intl Ltd. CVR~	1,600	0
Clinical Data, Inc.~	354	0
Cubist Pharmaceuticals, Inc. ~	1,200	0
Durata Therapeutics CVR Shares~	500	415
Furiex Pharmaceuticals Rights~	300	2,445
Leap Wireless CVR~	2,300	5,796

TOTAL RIGHTS (Cost $8,671)		8,656

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.000%, 10/01/15	$65	65,000
0.040%, 12/17/15	4	4,000

TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,000)		69,000

	Number of Shares	Value†
WARRANTS — 0.0%
Magnum Hunter Resources Corp.~ (Cost $0)	780	0

SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares (Cost $1,194,871)	1,194,871	1,194,871

TOTAL INVESTMENTS — 97.1% (Cost $50,748,510)(a)		$61,323,216

Other Assets & Liabilities — 2.9%		1,834,121

TOTAL NET ASSETS — 100.0%		$63,157,337

~	Fair valued security. The total market value of fair valued securities at September 30, 2015 is $8,736.
†	See Security Valuation Note.
*	Non-income producing security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

SMALL CAP INDEX FUND

(a)	At September 30, 2015, the cost for Federal income tax purposes was $51,047,888. Net unrealized appreciation was $10,275,328. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $17,832,127 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,556,799.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$62,409
Aerospace & Defense	1.4%	762,518
Agriculture	0.3%	174,737
Airlines	0.4%	221,641
Apparel	0.9%	515,032
Auto Manufacturers	0.1%	50,430
Auto Parts & Equipment	1.3%	714,122
Banks	9.5%	5,191,610
Beverages	0.2%	129,804
Biotechnology	3.8%	2,055,838
Building Materials	1.5%	790,683
Chemicals	1.8%	963,569
Coal	0.1%	46,615
Commercial Services	5.8%	3,179,006
Computers	2.9%	1,602,353
Cosmetics & Personal Care	0.1%	41,152
Distribution & Wholesale	0.8%	461,566
Diversified Financial Services	2.8%	1,504,064
Electric	2.4%	1,321,123
Electrical Components & Equipment	0.9%	502,016
Electronics	2.5%	1,335,971
Energy-Alternate Sources	0.3%	181,178
Engineering & Construction	0.9%	467,445
Entertainment	1.3%	682,340
Environmental Control	0.5%	266,639
Food	2.3%	1,261,171
Forest Products & Paper	0.4%	237,981
Gas	1.4%	744,462
Hand & Machine Tools	0.1%	45,474
Healthcare Products	4.5%	2,454,959
Healthcare Services	2.2%	1,212,080
Holding Companies	0.2%	107,603
Home Builders	0.9%	510,875
Home Furnishings	0.6%	317,077
Hotels & Resorts	0.1%	63,854
Household Products & Wares	0.6%	314,264
Housewares	0.1%	28,884
Insurance	3.5%	1,900,490
Internet	2.4%	1,288,732
Investment Companies	0.1%	33,191
Iron & Steel	0.3%	169,979
Leisure Time	0.6%	311,850
Lodging	0.1%	76,961
Machinery - Construction & Mining	0.1%	43,284
Machinery - Diversified	0.6%	348,762

Media	1.2%	$635,711
Metal Fabricate/Hardware	0.8%	431,119
Mining	0.5%	244,782
Miscellaneous Manufacturing	1.6%	883,434
Office & Business Equipment	— %+	12,496
Office Furnishings	0.5%	293,656
Oil & Gas	1.5%	822,621
Oil & Gas Services	0.8%	415,436
Packaging and Containers	0.3%	172,314
Pharmaceuticals	4.6%	2,507,218
Pipelines	0.2%	95,870
Real Estate	0.5%	251,036
Retail	6.9%	3,742,738
Savings & Loans	2.1%	1,132,934
Semiconductors	3.3%	1,781,570
Software	5.3%	2,895,565
Storage & Warehousing	0.1%	80,822
Telecommunications	3.4%	1,867,733
Textiles	0.2%	122,948
Toys, Games & Hobbies	— %+	4,976
Transportation	2.1%	1,127,562
Trucking and Leasing	0.1%	64,684
Water	0.3%	175,798
	100.0%	$54,458,817

+	Rounded.

PENN SERIES FUNDS, INC.

SMALL CAP INDEX FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Advertising	$62,409	$62,409	$—	$—
Aerospace & Defense	762,518	762,518	—	—
Agriculture	174,737	174,737	—	—
Airlines	221,641	221,641	—	—
Apparel	515,032	515,032	—	—
Auto Manufacturers	50,430	50,430	—	—
Auto Parts & Equipment	714,122	714,122	—	—
Banks	5,191,610	5,191,610	—	—
Beverages	129,804	129,804	—	—
Biotechnology	2,055,838	2,055,838	—	—
Building Materials	790,683	790,683	—	—
Chemicals	963,569	963,569	—	—
Coal	46,615	46,615	—	—
Commercial Services	3,179,006	3,179,006	—	—
Computers	1,602,353	1,602,353	—	—
Cosmetics & Personal Care	41,152	41,152	—	—
Distribution & Wholesale	461,566	461,566	—	—
Diversified Financial Services	1,504,064	1,503,984	80	—
Electric	1,321,123	1,321,123	—	—
Electrical Components & Equipment	502,016	502,016	—	—
Electronics	1,335,971	1,335,971	—	—
Energy-Alternate Sources	181,178	181,178	—	—
Engineering & Construction	467,445	467,445	—	—
Entertainment	682,340	682,340	—	—
Environmental Control	266,639	266,639	—	—
Food	1,261,171	1,261,171	—	—
Forest Products & Paper	237,981	237,981	—	—
Gas	744,462	744,462	—	—
Hand & Machine Tools	45,474	45,474	—	—
Healthcare Products	2,454,959	2,454,959	—	—
Healthcare Services	1,212,080	1,212,080	—	—
Holding Companies	107,603	107,603	—	—
Home Builders	510,875	510,875	—	—
Home Furnishings	317,077	317,077	—	—
Hotels & Resorts	63,854	63,854	—	—
Household Products & Wares	314,264	314,264	—	—
Housewares	28,884	28,884	—	—
Insurance	1,900,490	1,900,490	—	—
Internet	1,288,732	1,288,732	—	—

Investment Companies	33,191	33,191	—	—
Iron & Steel	169,979	169,979	—	—
Leisure Time	311,850	311,850	—	—
Lodging	76,961	76,961	—	—
Machinery - Construction & Mining	43,284	43,284	—	—
Machinery - Diversified	348,762	348,762	—	—
Media	635,711	635,711	—	—
Metal Fabricate/Hardware	431,119	431,119	—	—
Mining	244,782	244,782	—	—
Miscellaneous Manufacturing	883,434	883,434	—	—
Office & Business Equipment	12,496	12,496	—	—
Office Furnishings	293,656	293,656	—	—
Oil & Gas	822,621	822,621	—	—
Oil & Gas Services	415,436	415,436	—	—
Packaging and Containers	172,314	172,314	—	—
Pharmaceuticals	2,507,218	2,507,218	—	—
Pipelines	95,870	95,870	—	—
Real Estate	251,036	251,036	—	—
Retail	3,742,738	3,742,738	—	—
Savings & Loans	1,132,934	1,132,934	—	—
Semiconductors	1,781,570	1,781,570	—	—
Software	2,895,565	2,895,565	—	—
Storage & Warehousing	80,822	80,822	—	—
Telecommunications	1,867,733	1,867,733	—	—
Textiles	122,948	122,948	—	—
Toys, Games & Hobbies	4,976	4,976	—	—
Transportation	1,127,562	1,127,562	—	—
Trucking and Leasing	64,684	64,684	—	—
Water	175,798	175,798	—	—
REAL ESTATE INVESTMENT TRUSTS	5,591,872	5,591,872	—	—
U.S. TREASURY OBLIGATIONS	69,000	—	69,000	—
RIGHTS	8,656	—	8,656	—
WARRANTS	—	—	—	—
SHORT-TERM INVESTMENTS	1,194,871	1,194,871	—	—
TOTAL INVESTMENTS	$61,323,216	$61,245,480	$77,736	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 96.2%
Australia — 6.2%
AGL Energy Ltd.	5,276	$59,379
Alumina Ltd.	25,717	20,460
Amcor Ltd.	9,071	84,359
AMP Ltd.	24,438	95,983
APA Group	8,753	52,828
Aristocrat Leisure Ltd.	4,196	25,520
Asciano Ltd.	6,807	40,300
ASX Ltd.	1,401	37,403
Aurizon Holdings Ltd.	15,495	54,742
Ausnet Services	17,540	16,859
Australia & New Zealand Banking Group Ltd.	22,149	423,183
Bank of Queensland Ltd.	2,927	23,962
Bendigo & Adelaide Bank Ltd.	3,553	24,831
BHP Billiton Ltd.	24,967	394,338
Boral Ltd.	7,228	26,882
Brambles Ltd.	12,892	88,562
Caltex Australia Ltd.	2,100	46,357
CIMIC Group Ltd.	829	13,772
Coca-Cola Amatil Ltd.	4,963	31,463
Cochlear Ltd.	371	21,830
Commonwealth Bank of Australia	13,456	690,679
Computershare Ltd.	3,381	25,248
Crown Resorts Ltd.	2,801	19,592
CSL Ltd.	3,788	238,392
Dexus Property Group	6,834	34,464
Federation Centres	28,929	55,863
Flight Centre Travel Group Ltd.	439	11,182
Fortescue Metals Group Ltd.	13,816	17,836
Goodman Group	14,736	60,912
Harvey Norman Holdings Ltd.	3,235	8,861
Healthscope Ltd.	7,253	13,036
Iluka Resources Ltd.	2,885	12,675
Incitec Pivot Ltd.	13,612	37,518
Insurance Australia Group Ltd.	19,230	65,750
Lend Lease Group	4,333	38,361
Macquarie Group Ltd.	2,346	127,142
Medibank Pvt. Ltd.	21,209	36,132
Mirvac Group	26,971	32,747
National Australia Bank Ltd.	20,366	431,005
Newcrest Mining Ltd.*	6,279	56,504
Orica Ltd.	2,861	30,365
Origin Energy Ltd.~	8,958	35,597
Platinum Asset Management Ltd.	1,805	8,624
Qantas Airways Ltd.*	6,627	17,398
QBE Insurance Group Ltd.	10,872	99,009
Ramsay Health Care Ltd.	980	40,419
REA Group Ltd.	400	12,526
Rio Tinto Ltd.	3,224	110,920
Santos Ltd.	8,004	22,650
Scentre Group	41,494	114,204
Seek Ltd.	2,700	22,882
Sonic Healthcare Ltd.	3,379	43,462
South32 Ltd.*	24,967	24,133
South32 Ltd.*	16,770	16,082
Stockland	18,274	49,647

	Number of Shares	Value†

Australia — (continued)
Suncorp Group Ltd.	9,636	$82,895
Sydney Airport	9,491	39,889
Tabcorp Holdings Ltd.	7,043	23,187
Tatts Group Ltd.	13,129	34,834
Telstra Corp. Ltd.	33,844	133,809
The GPT Group	15,260	48,499
The GPT Group, In Specie~	16,419	0
TPG Telecom Ltd.	2,224	17,046
Transurban Group	14,509	101,633
Treasury Wine Estates Ltd.	5,248	24,318
Wesfarmers Ltd.	8,949	247,379
Westfield Corp.	15,906	111,926
Westpac Banking Corp.	24,415	512,885
Woodside Petroleum Ltd.	5,940	121,571
Woolworths Ltd.	10,150	177,916
WorleyParsons Ltd.	1,418	5,936

		5,928,553

Austria — 0.2%
Andritz AG	668	30,101
Erste Group Bank AG*	1,965	57,105
Immoeast AG~	2,678	0
OMV AG	1,135	27,617
Raiffeisen Bank International AG*	750	9,857
Voestalpine AG	1,009	34,692

		159,372

Belgium — 1.3%
Ageas	1,719	70,645
Anheuser-Busch InBev N.V.	6,279	667,810
Belgacom S.A.	1,133	39,193
Colruyt S.A.	647	31,183
Delhaize Group S.A.	900	79,777
Groupe Bruxelles Lambert S.A.	667	50,335
KBC Groep N.V.	2,043	129,204
Solvay S.A.	480	49,056
Telenet Group Holding N.V.*	377	21,657
UCB S.A.	1,013	79,362
Umicore S.A.	738	28,462

		1,246,684

Bermuda — 0.0%
Seadrill Ltd.	3,129	18,274

China — 0.1%
Sands China Ltd.	19,200	58,319
Yangzijiang Shipbuilding Holdings Ltd.	19,000	15,193

		73,512

Denmark — 1.8%
A.P. Moller—Maersk A/S, B Shares	55	84,782
A.P. Moller—Maersk A/S, A Shares	31	46,696
Carlsberg A/S, B Shares	840	64,547
Coloplast A/S, B Shares	905	64,164
Danske Bank A/S	5,515	166,665
DSV A/S	1,264	47,232
ISS A/S	1,307	43,414
Novo Nordisk A/S, B Shares	15,353	828,518
Novozymes A/S, B Shares	1,916	83,618

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
Pandora A/S	923	$107,824
TDC A/S	6,200	31,975
Tryg A/S	965	18,749
Vestas Wind Systems A/S	1,794	93,268
William Demant Holding A/S*	138	11,465

		1,692,917

Finland — 0.8%
Elisa OYJ	1,000	33,827
Fortum OYJ	3,489	51,623
Kone OYJ, B Shares	2,641	100,511
Metso OYJ	661	13,751
Neste OYJ	812	18,688
Nokia OYJ	28,055	191,836
Nokian Renkaat OYJ	765	24,764
Orion OYJ, B Shares	750	28,381
Sampo OYJ, A Shares	3,551	171,859
Stora Enso OYJ, R Shares	4,323	32,710
UPM-Kymmene OYJ	4,158	62,415
Wartsila OYJ Abp	1,184	46,984

		777,349

France — 9.3%
Accor S.A.	1,648	77,271
Aeroports de Paris	215	24,403
Air Liquide S.A.	2,701	320,211
Alcatel-Lucent*	21,121	77,931
Alstom S.E.*	1,899	58,739
Arkema S.A.	594	38,502
AtoS S.A.	692	53,192
AXA S.A.	15,218	369,479
BNP Paribas S.A.	8,235	484,831
Bollore S.A.	6,795	33,129
Bouygues S.A.	1,571	55,753
Bureau Veritas S.A.	1,772	37,408
Cap Gemini S.A.	1,210	108,057
Carrefour S.A.	4,319	128,000
Casino Guichard Perrachon S.A.	468	24,923
Christian Dior S.E.	408	76,441
CNP Assurances	1,617	22,468
Compagnie de Saint-Gobain	3,782	164,141
Compagnie Generale des Establissements Michelin, B Shares	1,486	135,961
Credit Agricole S.A.	8,537	98,285
Danone S.A.	4,621	291,694
Dassault Systemes S.A.	982	72,575
Edenred	1,708	27,968
Electricite de France S.A.	2,020	35,668
Essilor International S.A.	1,615	197,303
Eurazeo S.A.	343	22,845
Eutelsat Communications S.A.	1,288	39,505
Fonciere Des Regions	278	24,240
GDF Suez	11,414	184,685
Gecina S.A.	313	38,171
Groupe Eurotunnel S.E.	3,742	50,983
Hermes International	218	79,355
ICADE	313	21,236
Iliad S.A.	205	41,470

	Number of Shares	Value†

France — (continued)
Imerys S.A.	213	$13,684
Ingenico Group S.A.*	430	51,960
JCDecaux S.A.	742	26,973
Kering	625	102,309
Klepierre	1,527	69,208
L’Oreal S.A.	1,971	342,589
Lagardere S.C.A.	948	26,268
Legrand S.A.	2,075	110,397
LVMH Moet Hennessy Louis Vuitton S.E.	2,217	377,431
Natixis	7,282	40,319
Numericable-SFR*	671	31,064
Orange S.A.	15,576	236,122
Pernod Ricard S.A.	1,689	170,536
Peugeot S.A.*	3,574	54,156
Publicis Groupe S.A.	1,450	99,097
Remy Cointreau S.A.	152	9,989
Renault S.A.	1,493	107,725
Rexel S.A.	1,960	24,129
Safran S.A.	2,358	177,303
Sanofi S.A.	9,249	880,510
Schneider Electric S.E.	4,325	242,197
SCOR S.E.	1,378	49,485
Societe BIC S.A.	246	38,226
Societe Generale S.A.	5,784	258,494
Sodexo	765	63,476
Suez Environment Co.	2,507	45,049
Technip S.A.	869	41,124
Thales S.A.	773	53,898
TOTAL S.A.	16,943	762,149
Unibail-Rodamco S.E.	776	201,128
Valeo S.A.	573	77,801
Veolia Environment S.A.	3,504	79,913
Vinci S.A.	3,660	232,736
Vivendi S.A.	8,958	212,231
Wendel S.A.	253	29,664
Zodiac Aerospace	1,724	39,584

		8,895,747

Germany — 8.1%
Adidas AG	1,710	137,874
Allianz S.E.	3,570	560,825
Axel Springer S.E.	327	18,286
BASF S.E.	7,181	549,230
Bayer AG	6,542	839,333
Bayerische Motoren Werke AG	2,574	224,564
Beiersdorf AG	792	70,204
Brenntag AG	1,140	61,508
Commerzbank AG*	8,718	92,078
Continental AG	878	187,529
Daimler AG	7,498	545,880
Deutsche Annington Immobilien S.E.	3,477	111,911
Deutsche Bank AG	10,968	295,997
Deutsche Boerse AG	1,516	130,747
Deutsche Lufthansa AG	1,991	27,716
Deutsche Post AG	7,523	208,411
Deutsche Telekom AG	25,250	449,491
Deutsche Wohnen AG	2,580	69,001

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
E.ON S.E.	16,007	$137,364
Evonik Industries AG	1,096	36,697
Fraport AG Frankfurt Airport Services Worldwide	272	16,819
Fresenius Medical Care AG & Co. KGaA	1,772	138,491
Fresenius S.E. & Co. KGaA	2,961	198,767
GEA Group AG	1,522	58,035
Hannover Rueck S.E.	474	48,553
HeidelbergCement AG	1,060	72,793
Henkel AG & Co. KGaA	823	72,744
Hugo Boss AG	567	63,754
Infineon Technologies AG	8,492	95,412
K+S AG	1,330	44,626
Kabel Deutschland Holding AG	172	22,430
LANXESS AG	691	32,355
Linde AG	1,444	234,542
MAN S.E.	297	30,255
Merck KGaA	1,016	89,953
Metro AG	1,566	43,328
Muenchener Ruckversicherungs AG	1,344	251,013
OSRAM Licht AG	667	34,556
ProSiebenSat.1 Media AG	1,773	87,029
RWE AG	3,801	43,194
SAP S.E.	7,655	495,922
Siemens AG	6,167	550,944
Symrise AG	897	54,048
Telefonica Deutschland Holding AG	4,698	28,728
ThyssenKrupp AG	2,865	50,344
TUI AG	3,510	64,853
United Internet AG	908	46,034
Volkswagen AG	247	29,102

		7,753,270

Hong Kong — 2.9%
AIA Group Ltd.	94,200	489,911
ASM Pacific Technology Ltd.	1,700	11,150
Bank of East Asia Ltd.	11,300	37,992
BOC Hong Kong Holdings Ltd.	27,500	81,105
Cathay Pacific Airways Ltd.	10,000	18,832
Cheung Kong Infrastructure Holdings Ltd.	6,000	53,777
Cheung Kong Property Holdings Ltd.	21,170	155,098
CK Hutchison Holdings Ltd.	21,128	274,825
CLP Holdings Ltd.	14,000	119,686
First Pacific Co., Ltd.	15,750	9,623
Galaxy Entertainment Group Ltd.	18,000	46,103
Hang Lung Properties Ltd.	19,000	42,738
Hang Seng Bank Ltd.	5,600	101,015
Henderson Land Development Co., Ltd.	10,123	60,532
HKT Trust & HKT Ltd.	21,240	25,241
Hong Kong & China Gas Co., Ltd.	54,059	101,370
Hong Kong Exchanges & Clearing Ltd.	8,891	203,968
Hysan Development Co., Ltd.	6,140	25,566
Kerry Properties Ltd.	3,509	9,634
Li & Fung Ltd.	50,000	38,302
Link REIT	18,176	100,067
MGM China Holdings Ltd.	8,400	9,785
MTR Corp., Ltd.	11,345	49,328

	Number of Shares	Value†

Hong Kong — (continued)
New World Development Co., Ltd.	46,930	$45,704
Noble Group Ltd.	38,270	11,198
NWS Holdings Ltd.	12,549	16,542
PCCW Ltd.	33,068	17,022
Power Assets Holdings Ltd.	11,500	108,823
Shangri-La Asia Ltd.	6,666	5,787
Sino Land Co., Ltd.	21,063	32,071
SJM Holdings Ltd.	17,000	12,103
Sun Hung Kai Properties Ltd.	13,161	171,663
Swire Pacific Ltd., A Shares	5,000	56,043
Swire Properties Ltd.	9,336	25,877
Techtronic Industries Co.	11,000	41,009
The Wharf Holdings Ltd.	11,000	62,066
WH Group Ltd.*	45,343	22,565
Wheelock & Co., Ltd.	7,000	30,401
Yue Yuen Industrial Holdings Ltd.	7,000	26,043

		2,750,565

Ireland — 0.9%
Anglo Irish Bank Corp. PLC~	3,146	0
Bank of Ireland*	220,348	86,155
CRH PLC	6,433	169,820
Experian PLC	8,038	129,036
James Hardie Industries PLC	3,154	38,072
Kerry Group PLC, A Shares	1,174	88,321
Ryanair Holdings PLC ADR*	264	20,671
Shire PLC	4,642	317,335

		849,410

Israel — 0.6%
Azrieli Group	283	11,313
Bank Hapoalim BM	8,292	41,726
Bank Leumi Le-Israel BM*	11,337	42,317
Bezeq The Israeli Telecommunication Corp., Ltd.	15,011	28,728
Delek Group Ltd.	36	7,869
Israel Chemicals Ltd.	3,410	17,548
Mizrahi Tefahot Bank Ltd.	783	9,259
NICE Systems Ltd.	400	22,404
Teva Pharmaceutical Industries Ltd.	6,730	380,340
The Israel Corp. Ltd.	16	3,837

		565,341

Italy — 2.3%
Assicurazioni Generali SpA	9,446	172,827
Atlantia SpA	3,091	86,464
Banca Monte Dei Paschi di Siena SPA*	19,151	34,125
Banco Popolare SC*	3,001	44,401
Enel Green Power SpA	13,747	25,994
Enel SpA	54,931	245,103
Eni SpA	20,206	317,849
Exor SpA	848	36,969
Finmeccanica SpA*	3,179	39,810
Intesa Sanpaolo SpA	98,312	347,309
Intesa Sanpaolo SpA, RSP	8,795	28,341
Luxottica Group SpA	1,314	91,067
Mediobanca SpA	4,539	44,658
Pirelli & C. SpA	1,674	28,013

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Italy — (continued)
Prysmian SpA	1,833	$37,887
Saipem SpA*	2,015	16,157
Snam SpA	17,071	87,675
Telecom Italia SpA*	84,348	103,945
Telecom Italia SpA, RSP	52,300	53,639
Terna Rete Elettrica Nasionale SpA	11,628	56,515
UniCredit SpA	37,928	236,452
Unione di Banche Italiane SCpA	7,359	52,216
Unipolsai SPA	8,602	18,705

		2,206,121

Japan — 21.7%
ABC-Mart, Inc.	200	11,181
Acom Co., Ltd.*	3,200	16,374
Aeon Co., Ltd.	4,900	76,018
AEON Financial Service Co., Ltd.	700	13,850
Aeon Mall Co., Ltd.	710	10,907
Air Water, Inc.	1,000	15,021
Aisin Seiki Co., Ltd.	1,400	46,973
Ajinomoto Co., Inc.	5,000	105,440
Alfresa Holdings Corp.	1,600	27,324
Alps Electric Co., Ltd.	1,400	39,536
Amada Holdings Co., Ltd.	3,000	22,874
ANA Holdings, Ltd.	11,000	30,816
Aozora Bank Ltd.	10,000	34,683
Asahi Glass Co., Ltd.	7,000	40,903
Asahi Group Holdings Ltd.	3,200	103,818
Asahi Kasei Corp.	9,000	63,463
Asics Corp.	1,000	23,834
Astellas Pharma, Inc.	17,000	220,049
Bandai Namco Holdings, Inc.	1,100	25,530
Benesse Holdings, Inc.	700	18,715
Bridgestone Corp.	5,200	179,952
Brother Industries Ltd.	1,500	18,081
Calbee, Inc.	400	12,944
Canon, Inc.	8,300	240,098
Casio Computer Co., Ltd.	1,500	27,303
Central Japan Railway Co.	1,100	177,350
Chubu Electric Power Co., Inc.	5,100	75,196
Chugai Pharmaceutical Co., Ltd.	1,800	55,284
Citizen Holdings Co., Ltd.	1,400	9,676
Credit Saison Co., Ltd.	1,500	27,251
Dai Nippon Printing Co., Ltd.	5,000	48,312
Daicel Corp.	2,000	24,552
Daihatsu Motor Co., Ltd.	1,800	20,821
Daiichi Sankyo Co., Ltd.	5,300	91,965
Daikin Industries Ltd.	1,800	100,955
Daito Trust Construction Co., Ltd.	600	60,963
Daiwa House Industry Co., Ltd.	4,900	121,475
Daiwa Securities Group, Inc.	13,000	84,117
Denso Corp.	3,900	165,200
Dentsu, Inc.	1,800	92,376
Don Quijote Holdings Co., Ltd.	800	30,141
East Japan Railway Co.	2,700	227,517
Eisai Co., Ltd.	2,000	118,003
Electric Power Development Co., Ltd.	1,000	30,519
FamilyMart Co., Ltd.	500	22,796

	Number of Shares	Value†

Japan — (continued)
FANUC Corp.	1,600	$246,142
Fast Retailing Co., Ltd.	400	162,704
Fuji Electric Co., Ltd.	4,000	14,507
Fuji Heavy Industries Ltd.	4,500	161,930
FUJIFILM Holdings Corp.	3,700	138,314
Fujitsu Ltd.	15,000	65,247
Fukuoka Financial Group, Inc.	6,000	28,577
GungHo Online Entertainment, Inc.	3,000	8,911
Hakuhodo DY Holdings, Inc.	2,500	23,702
Hamamatsu Photonics K.K.	1,000	22,631
Hankyu Hanshin Holdings, Inc.	10,000	61,161
Hikari Tsushin, Inc.	200	13,998
Hino Motors Ltd.	2,000	20,382
Hirose Electric Co., Ltd.	210	22,861
Hisamitsu Pharmaceutical Co., Inc.	400	13,375
Hitachi Chemical Co., Ltd.	1,000	13,797
Hitachi Construction Machinery Co., Ltd.	1,000	13,403
Hitachi High-Technologies Corp.	500	10,827
Hitachi Ltd.	38,000	191,749
Hitachi Metals Ltd.	2,000	23,226
Hokuhoku Financial Group, Inc.	10,000	22,897
Hokuriku Electric Power Co.	1,200	16,140
Honda Motor Co., Ltd.	12,800	382,038
Hoya Corp.	3,500	114,632
Hulic Co., Ltd.	2,500	22,616
Ibiden Co., Ltd.	1,300	17,019
Idemitsu Kosan Co., Ltd.	400	6,127
IHI Corp.	12,000	30,836
Iida Group Holdings Co., Ltd.	1,000	15,644
Inpex Corp.	7,200	64,373
Isetan Mitsukoshi Holdings Ltd.	2,500	37,511
Isuzu Motors Ltd.	4,500	45,189
ITOCHU Corp.	11,800	124,741
Itochu Technology Solutions Corp.	600	12,796
J. Front Retailing Co., Ltd.	2,000	32,397
Japan Airlines Co., Ltd.	1,000	35,385
Japan Airport Terminal Co., Ltd.	300	12,966
Japan Exchange Group, Inc.	4,000	58,473
Japan Prime Realty Investment Corp.	5	16,253
Japan Real Estate Investment Corp.	10	46,063
Japan Retail Fund Investment Corp.	20	38,697
Japan Tobacco, Inc.	8,700	269,876
JFE Holdings, Inc.	3,700	48,596
JGC Corp.	2,000	26,534
JSR Corp.	1,100	15,856
JTEKT Corp.	1,500	21,002
JX Holdings, Inc.	17,690	63,877
Kajima Corp.	7,000	37,148
Kakaku.Com, Inc.	1,100	17,864
Kamigumi Co., Ltd.	2,000	16,388
Kaneka Corp.	2,000	14,728
Kansai Paint Co., Ltd.	2,000	27,201
Kao Corp.	4,100	185,856
Kawasaki Heavy Industries Ltd.	10,000	34,523
KDDI Corp.	13,800	308,887
Keihan Electric Railway Co., Ltd.	3,000	20,009

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Keikyu Corp.	4,000	$31,839
Keio Corp.	5,000	35,547
Keisei Electric Railway Co., Ltd.	2,000	21,940
Keyence Corp.	341	152,283
Kikkoman Corp.	1,000	27,543
Kintetsu Group Holdings Co., Ltd.	13,000	46,694
Kirin Holdings Co., Ltd.	6,800	89,194
Kobe Steel Ltd.	26,000	28,191
Koito Manufacturing Co., Ltd.	600	19,606
Komatsu Ltd.	7,300	107,153
Konami Corp.	600	12,967
Konica Minolta, Inc.	4,000	42,139
Kose Corp.	200	18,254
Kubota Corp.	9,000	123,862
Kuraray Co., Ltd.	2,400	29,911
Kurita Water Industries Ltd.	800	16,985
Kyocera Corp.	2,600	119,080
Kyowa Hakko Kirin Co., Ltd.	2,000	29,815
Kyushu Electric Power Co., Inc.*	2,900	31,640
Lawson, Inc.	600	44,270
LIXIL Group Corp.	2,300	46,810
M3, Inc.	1,800	35,771
Mabuchi Motor Co., Ltd.	400	17,368
Makita Corp.	800	42,554
Marubeni Corp.	13,000	63,692
Marui Group Co., Ltd.	1,500	18,093
Maruichi Steel Tube Ltd.	300	6,791
Mazda Motor Corp.	3,900	61,625
McDonald’s Holdings Co., Japan Ltd.	700	15,712
Medipal Holdings Corp.	1,500	23,801
MEIJI Holdings Co., Ltd.	1,000	73,331
Minebea Co., Ltd.	3,000	31,846
Miraca Holdings, Inc.	400	16,963
Mitsubishi Chemical Holdings Corp.	9,500	49,605
Mitsubishi Corp.	10,500	172,111
Mitsubishi Electric Corp.	15,000	137,408
Mitsubishi Estate Co., Ltd.	10,000	204,275
Mitsubishi Gas Chemical Co., Inc.	3,000	13,848
Mitsubishi Heavy Industries Ltd.	24,000	107,334
Mitsubishi Logistics Corp.	1,000	11,596
Mitsubishi Materials Corp.	7,000	21,269
Mitsubishi Motors Corp.	5,200	39,771
Mitsubishi Tanabe Pharma Corp.	1,900	33,531
Mitsubishi UFJ Financial Group, Inc.	99,100	598,786
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,600	20,265
Mitsui & Co., Ltd.	13,800	155,105
Mitsui Chemicals, Inc.	5,000	16,025
Mitsui Fudosan Co., Ltd.	8,000	219,291
Mitsui OSK Lines Ltd.	10,000	24,020
Mixi, Inc.	200	6,845
Mizuho Financial Group, Inc.	186,580	349,017
MS&AD Insurance Group Holdings, Inc.	4,090	109,734
Murata Manufacturing Co., Ltd.	1,600	206,679
Nabtesco Corp.	700	12,789
Nagoya Railroad Co., Ltd.	7,000	27,509
NEC Corp.	21,000	64,655

	Number of Shares	Value†

Japan — (continued)
Nexon Co. Ltd.	1,100	$14,707
NGK Insulators Ltd.	2,000	38,271
NGK Spark Plug Co., Ltd.	1,400	32,138
NH Foods Ltd.	1,000	20,407
NHK Spring Co., Ltd.	1,200	11,636
Nidec Corp.	1,700	116,902
Nikon Corp.	2,900	35,071
Nintendo Co., Ltd.	800	134,841
Nippon Building Fund, Inc.	10	48,388
Nippon Electric Glass Co., Ltd.	2,000	9,660
Nippon Express Co., Ltd.	8,000	38,227
Nippon Paint Holdings Co., Ltd.	1,000	17,490
Nippon Prologis REIT, Inc.	10	18,145
Nippon Steel & Sumitomo Metal Corp.	5,917	107,824
Nippon Telegraph & Telephone Corp.	6,000	211,342
Nippon Yusen K.K.	13,000	30,127
Nissan Motor Co., Ltd.	19,400	178,375
Nisshin Seifun Group, Inc.	1,815	26,393
Nissin Foods Holdings Co., Ltd.	500	23,001
Nitori Holdings Co., Ltd.	600	46,983
Nitto Denko Corp.	1,200	71,871
NOK Corp.	1,000	21,636
Nomura Holdings, Inc.	28,500	165,424
Nomura Real Estate Holdings, Inc.	1,000	20,104
Nomura Research Institute Ltd.	1,100	42,226
NSK Ltd.	4,000	38,772
NTT Data Corp.	1,000	50,417
NTT DOCOMO, Inc.	11,200	188,911
NTT Urban Development Corp.	1,000	9,214
Obayashi Corp.	6,000	51,193
Odakyu Electric Railway Co., Ltd.	5,000	45,027
Oji Holdings Corp.	6,000	25,753
Olympus Corp.	2,000	62,397
Omron Corp.	1,600	48,164
Ono Pharmaceutical Co., Ltd.	600	71,139
Oracle Corp. Japan	200	8,446
Oriental Land Co., Ltd.	1,600	89,349
ORIX Corp.	10,600	136,733
Osaka Gas Co., Ltd.	16,000	60,663
Otsuka Corp.	300	14,617
Otsuka Holdings Co., Ltd.	3,000	95,795
Panasonic Corp.	17,500	177,102
Park24 Co., Ltd.	800	15,014
Rakuten, Inc.	7,300	93,312
Recruit Holdings Co., Ltd.	1,000	29,984
Resona Holdings, Inc.	17,800	90,695
Ricoh Co., Ltd.	5,000	50,465
Rinnai Corp.	300	22,889
Rohm Co., Ltd.	800	35,576
Ryohin Keikaku Co. Ltd.	200	40,722
Sankyo Co., Ltd.	400	14,230
Sanrio Co., Ltd.	300	8,195
Santen Pharmaceutical Co., Ltd.	3,000	40,277
SBI Holdings, Inc.	1,710	19,321
Secom Co., Ltd.	1,700	102,239
Sega Sammy Holdings, Inc.	1,200	11,710

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Seibu Holdings, Inc.	1,000	$20,265
Seiko Epson Corp.	2,200	31,121
Sekisui Chemical Co., Ltd.	3,000	31,577
Sekisui House Ltd.	4,600	72,054
Seven & I Holdings Co., Ltd.	6,000	273,799
Seven Bank Ltd.	5,300	22,939
Sharp Corp/Japan*	11,000	12,616
Shikoku Electric Power Co., Inc.	1,300	21,201
Shimadzu Corp.	2,000	28,875
Shimamura Co., Ltd.	200	21,543
Shimano, Inc.	600	84,298
Shimizu Corp.	5,000	42,931
Shin-Etsu Chemical Co., Ltd.	3,200	164,109
Shinsei Bank Ltd.	14,000	28,779
Shionogi & Co., Ltd.	2,500	89,613
Shiseido Co., Ltd.	3,200	69,781
Showa Shell Sekiyu K.K.	1,000	7,883
SMC Corp.	400	87,583
SoftBank Corp.	7,500	346,799
Sompo Japan Nipponkoa Holdings, Inc.	2,825	82,052
Sony Corp.	9,900	242,670
Sony Financial Holdings, Inc.	1,200	19,696
Stanley Electric Co., Ltd.	1,300	25,937
Sumitomo Chemical Co., Ltd.	12,000	60,681
Sumitomo Corp.	8,100	78,330
Sumitomo Dainippon Pharma Co., Ltd.	1,400	13,996
Sumitomo Electric Industries Ltd.	5,900	75,480
Sumitomo Heavy Industries Ltd.	5,000	19,813
Sumitomo Metal Mining Co., Ltd.	4,000	45,439
Sumitomo Mitsui Financial Group, Inc.	10,000	379,203
Sumitomo Mitsui Trust Holdings, Inc.	25,430	93,202
Sumitomo Realty & Development Co., Ltd.	3,000	95,482
Sumitomo Rubber Industries Ltd.	1,200	16,657
Suntory Beverage & Food Ltd.	1,000	38,419
Suruga Bank Ltd.	1,600	29,772
Suzuken Co., Ltd.	440	14,673
Suzuki Motor Corp.	2,800	86,100
Sysmex Corp.	1,000	52,812
T&D Holdings, Inc.	5,100	60,240
Taiheiyo Cement Corp.	8,000	23,971
Taisei Corp.	8,000	52,153
Taisho Pharmaceutical Holdings Co., Ltd.	300	17,247
Taiyo Nippon Sanso Corp.	1,000	9,500
Takashimaya Co., Ltd.	2,000	16,160
Takeda Pharmaceutical Co., Ltd.	6,200	272,008
TDK Corp.	900	50,902
Teijin Ltd.	6,000	18,225
Terumo Corp.	2,200	62,266
The Bank of Kyoto Ltd.	3,000	30,512
The Bank of Yokohama Ltd.	10,000	60,780
The Chiba Bank Ltd.	5,000	35,505
The Chugoku Bank Ltd.	1,000	14,841
The Chugoku Electric Power Co., Inc.	2,100	28,945
The Dai-ichi Life Insurance Co., Ltd.	8,500	135,319
The Gunma Bank Ltd.	3,000	19,201
The Hachijuni Bank Ltd.	4,000	28,393

	Number of Shares	Value†

Japan — (continued)
The Hiroshima Bank Ltd.	4,000	$23,117
The Iyo Bank Ltd.	2,000	22,991
The Joyo Bank Ltd.	6,000	31,609
The Kansai Electric Power Co., Inc.*	5,900	65,592
The Shizuoka Bank Ltd.	4,000	40,143
The Yokohama Rubber Co., Ltd.	1,000	17,637
THK Co., Ltd.	1,000	15,929
Tobu Railway Co., Ltd.	9,000	38,661
Toho Co., Ltd.	900	20,514
Toho Gas Co., Ltd.	3,000	17,690
Tohoku Electric Power Co., Inc.	3,100	42,010
Tokio Marine Holdings, Inc.	5,400	201,744
Tokyo Electric Power Co., Inc.*	12,200	81,491
Tokyo Electron Ltd.	1,400	66,101
Tokyo Gas Co., Ltd.	17,000	82,234
Tokyo Tatemono Co., Ltd.	1,500	17,885
Tokyu Corp.	10,000	73,386
Tokyu Fudosan Holdings Corp.	4,000	26,614
TonenGeneral Sekiyu K.K.	2,000	19,382
Toppan Printing Co., Ltd.	4,000	32,222
Toray Industries, Inc.	11,000	95,098
Toshiba Corp.*	32,000	80,616
TOTO Ltd.	1,000	31,164
Toyo Seikan Group Holdings Ltd.	1,000	15,917
Toyo Suisan Kaisha Ltd.	600	22,747
Toyoda Gosei Co., Ltd.	400	7,862
Toyota Industries Corp.	1,200	57,083
Toyota Motor Corp.	21,500	1,258,780
Toyota Tsusho Corp.	1,800	37,941
Trend Micro, Inc.	800	28,259
Unicharm Corp.	3,000	53,136
United Urban Investment Corp.	19	25,374
USS Co., Ltd.	2,200	36,591
West Japan Railway Co.	1,300	81,479
Yahoo Japan Corp.	10,400	39,593
Yakult Honsha Co., Ltd.	700	34,869
Yamada Denki Co., Ltd.	5,300	21,367
Yamaguchi Financial Group, Inc.	2,000	24,516
Yamaha Corp.	1,600	35,437
Yamaha Motor Co., Ltd.	2,400	48,284
Yamato Holdings Co., Ltd.	2,800	53,609
Yamazaki Baking Co., Ltd.	1,000	15,409
Yaskawa Electric Corp.	2,000	20,410
Yokogawa Electric Corp.	2,000	20,934

		20,790,761

Jersey — 0.1%
Randgold Resources Ltd.	741	43,663

Luxembourg — 0.2%
ArcelorMittal	8,260	42,836
Millicom International Cellular S.A.	489	30,581
RTL Group S.A.	294	25,345
SES S.A.	2,387	75,332
Tenaris S.A.	3,987	47,933

		222,027

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Macau — 0.0%
Wynn Macau Ltd.	12,400	$14,187

Netherlands — 4.3%
Aegon N.V.	13,628	78,145
Airbus Group N.V.	4,687	277,566
Akzo Nobel N.V.	1,976	128,518
Altice N.V.*	694	15,483
Altice N.V.*	2,082	43,563
ASML Holding N.V.	2,705	237,779
CNH Industrial N.V.	7,320	47,715
Delta Lloyd N.V.	1,694	14,234
Gemalto N.V.	668	43,428
Heineken Holdings N.V.	898	64,024
Heineken N.V.	1,880	152,222
ING Groep N.V.	29,989	424,872
Koninklijke Ahold N.V.	7,270	141,824
Koninklijke Boskalis Westminster N.V.	654	28,627
Koninklijke DSM N.V.	1,465	67,613
Koninklijke KPN N.V.	25,159	94,357
Koninklijke Philips N.V.	7,261	170,829
Koninklijke Vopak N.V.	584	23,350
NN Group N.V.	1,270	36,458
OCI N.V.*	783	20,086
QIAGEN N.V.*	1,994	51,436
Randstad Holding N.V.	923	55,169
Reed Elsevier N.V.	7,963	130,092
Royal Dutch Shell PLC, A Shares	30,516	720,390
Royal Dutch Shell PLC, B Shares	18,971	448,573
TNT Express N.V.	3,470	26,480
Unilever N.V.	12,833	514,414
Wolters Kluwer N.V.	2,160	66,613

		4,123,860

New Zealand — 0.1%
Auckland International Airport Ltd.	7,482	23,422
Contact Energy Ltd.	7,262	23,046
Fletcher Building Ltd.	4,795	20,906
Meridian Energy Ltd.	7,526	10,134
Mighty River Power Ltd.	4,163	6,706
Ryman Healthcare Ltd.	2,831	13,260
Spark New Zealand Ltd.	16,634	31,788

		129,262

Norway — 0.5%
DNB ASA	7,620	99,169
Gjensidige Forsikring ASA	1,418	19,093
Norsk Hydro ASA	10,203	34,023
Orkla ASA	6,430	47,552
Statoil ASA	8,879	129,448
Telenor ASA	6,070	113,427
Yara International ASA	1,246	49,706

		492,418

Portugal — 0.1%
Banco Comercial Portugues S.A.*	240,809	11,768
Banco Espirito Santo S.A.*~	27,017	0
EDP—Energias de Portugal S.A.	16,826	61,643
Galp Energia SGPS, S.A.	2,726	26,900

	Number of Shares	Value†

Portugal — (continued)
Jeronimo Martins SGPS, S.A.	2,107	$28,437

		128,748

Singapore — 1.2%
Ascendas Real Estate Investment Trust	15,000	24,712
CapitaLand Commercial Trust Ltd.	16,000	15,106
CapitaLand Ltd.	18,000	33,988
CapitaLand Mall Trust	21,700	29,017
City Developments Ltd.	3,000	16,255
ComfortDelGro Corp. Ltd.	14,000	28,283
DBS Group Holdings Ltd.	13,707	156,456
Genting Singapore PLC	54,000	27,583
Global Logistic Properties Ltd.	26,000	37,380
Golden Agri-Resources Ltd.	65,000	15,109
Hutchison Port Holdings Trust	35,100	19,305
Jardine Cycle & Carriage Ltd.	1,111	21,109
Keppel Corp. Ltd.	11,600	55,477
Oversea-Chinese Banking Corp. Ltd.	24,017	148,720
Sembcorp Industries Ltd.	9,000	21,965
SembCorp Marine Ltd.	7,000	11,301
Singapore Airlines Ltd.	4,000	30,111
Singapore Exchange Ltd.	6,000	29,682
Singapore Press Holdings Ltd.	10,000	26,991
Singapore Technologies Engineering Ltd.	12,000	25,176
Singapore Telecommunications Ltd.	63,000	159,460
StarHub Ltd.	5,000	12,174
Suntec Real Estate Investment Trust	16,000	16,901
United Overseas Bank Ltd.	10,609	138,523
UOL Group Ltd.	4,210	17,825
Wilmar International Ltd.	17,000	30,760

		1,149,369

South Africa — 0.1%
Mondi PLC	2,860	59,943

Spain — 3.3%
Abertis Infraestructuras S.A.	3,623	57,324
ACS Actividades de Construccion y Servicios S.A.	1,422	40,914
Aena S.A. ADR*	465	51,436
Amadeus IT Holding S.A.	3,406	145,931
Banco Bilbao Vizcaya Argentaria S.A.	49,034	414,625
Banco de Sabadell S.A.	38,708	71,245
Banco Popular Espanol S.A.	13,546	49,484
Banco Popular I-2015 Share~	74	269
Banco Santander S.A.	112,285	597,069
Bankia S.A.	36,141	46,906
Bankinter S.A.	4,820	35,510
CaixaBank	20,351	78,540
Caixabank SA I-2015 Shares~	214	824
Distribuidora Internacional de Alimentacion S.A.	4,084	24,723
Enagas S.A.	1,740	49,896
Endesa S.A.	2,463	51,941
Ferrovial S.A.	3,493	83,553
Gas Natural SDG S.A.	2,914	56,859
Grifols S.A.	1,252	51,765
Iberdrola S.A.	43,078	287,040

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)
DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Spain — (continued)
Inditex S.A.	8,480	$284,348
Mapfre S.A.	8,177	21,382
Red Electrica Corp. S.A.	908	75,397
Repsol S.A.	8,648	100,864
Telefonica S.A.	34,797	422,159
Zardoya Otis S.A.	1,605	17,345

		3,117,349

Sweden — 2.8%
Alfa Laval AB	2,688	44,005
Assa Abloy AB	8,124	145,710
Atlas Copco AB, A Shares	3,255	72,808
Atlas Copco AB, B Shares	5,275	126,859
Boliden AB	1,883	29,484
Electrolux AB, B Shares	1,720	48,602
Getinge AB, B Shares	1,448	32,319
Hennes & Mauritz AB, B Shares	7,381	269,675
Hexagon AB, B Shares	2,081	63,578
Husqvarna AB, B Shares	2,834	18,586
ICA Gruppen AB	521	17,638
Industrivarden AB, C Shares	1,227	21,552
Investment AB Kinnevik, B Shares	1,832	52,368
Investor AB, B Shares	3,414	117,308
Lundin Petroleum AB*	1,488	19,204
Nordea Bank AB	24,214	270,144
Sandvik AB	8,213	69,961
Securitas AB, B Shares	1,984	24,265
Skandinaviska Enskilda Banken AB, A Shares	12,133	129,765
Skanska AB, B Shares	2,985	58,604
SKF AB, B Shares	3,338	61,347
Svenska Cellulosa AB SCA, B Shares	4,703	131,600
Svenska Handelsbanken AB	11,286	161,896
Swedbank AB, A Shares	7,333	162,209
Swedish Match AB	1,496	45,222
Tele2 AB, B Shares	2,927	28,546
Telefonaktiebolaget LM Ericsson, B Shares	23,658	232,076
TeliaSonera AB	21,208	114,476
Volvo AB, B Shares	11,928	114,260

		2,684,067

Switzerland — 9.7%
ABB Ltd.	17,471	309,124
Actelion Ltd.	835	106,125
Adecco S.A.	1,364	99,893
Aryzta AG	739	31,321
Baloise Holding AG	408	46,758
Barry Callebaut AG	17	18,511
Chocoladefabriken Lindt & Spruengli AG	1	70,937
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	7	41,042
Cie Financiere Richemont S.A.	4,087	318,013
Coca-Cola HBC AG	1,371	29,022
Credit Suisse Group AG	11,988	288,154
Dufry AG*	317	37,118
EMS-Chemie Holding AG	65	26,741
Geberit AG	311	95,140
Givaudan S.A.	74	120,410

	Number of Shares	Value†

Switzerland — (continued)
Glencore PLC	86,508	$120,078
Holcim Ltd.	3,404	178,438
Julius Baer Group Ltd.	1,895	86,056
Kuehne + Nagel International AG	444	57,093
Lonza Group AG	459	60,228
Nestle S.A.	25,283	1,901,426
Novartis AG	17,829	1,638,697
Pargesa Holding S.A.	272	15,963
Partners Group Holding AG	138	46,774
Roche Holding AG	5,526	1,466,996
Schindler Holding AG	145	21,267
Schindler Holding AG, Participation Certificates	349	50,133
SGS S.A.	43	75,138
Sika AG	18	55,522
Sonova Holding AG	427	54,984
STMicroelectronics N.V.	4,919	33,606
Sulzer AG	188	18,421
Swiss Life Holding AG	272	60,674
Swiss Prime Site AG	430	31,418
Swiss Re AG	2,781	238,602
Swisscom AG	202	100,812
Syngenta AG	723	231,657
The Swatch Group AG	253	93,830
The Swatch Group AG, Registered Shares	366	26,403
Transocean Ltd.	3,010	38,827
UBS Group AG	28,612	528,982
Wolseley PLC	2,086	122,018
Zurich Insurance Group AG	1,170	287,242

		9,279,594

United Kingdom — 17.6%
3i Group PLC	8,442	59,633
Aberdeen Asset Management PLC	7,687	34,530
Admiral Group PLC	1,518	34,525
Aggreko PLC	2,157	31,096
Amec Foster Wheeler PLC	2,494	27,092
Anglo American PLC	10,459	87,365
Antofagasta PLC	3,403	25,777
ARM Holdings PLC	11,309	162,478
Ashtead Group PLC	3,679	52,027
Associated British Foods PLC	2,872	145,349
AstraZeneca PLC	9,861	625,369
Aviva PLC	32,002	218,879
Babcock International Group PLC	1,759	24,334
BAE Systems PLC	25,041	169,742
Barclays PLC	131,262	485,772
Barratt Developments PLC	7,726	75,467
BG Group PLC	27,035	390,003
BHP Billiton PLC	16,770	255,266
BP PLC	144,592	733,567
British American Tobacco PLC	14,699	811,026
BT Group PLC	66,556	423,597
Bunzl PLC	2,435	65,341
Burberry Group PLC	3,582	74,250
Capita PLC	5,526	100,363
Carnival PLC	1,577	81,659

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
Centrica PLC	39,110	$135,869
Cobham PLC	8,466	36,646
Compass Group PLC	13,243	211,528
Croda International PLC	1,214	49,815
Diageo PLC	19,654	528,041
Direct Line Insurance Group PLC	9,512	53,972
Dixons Carphone PLC	7,844	50,413
easyJet PLC	1,334	36,010
Fiat Chrysler Automobiles N.V.*	7,378	95,896
Fresnillo PLC	1,200	10,750
G4S PLC	12,521	43,771
GKN PLC	13,828	56,167
GlaxoSmithKline PLC	38,526	739,462
Hammerson PLC	6,570	62,038
Hargreaves Lansdown PLC	1,892	34,601
HSBC Holdings PLC	152,918	1,153,566
ICAP PLC	4,325	29,955
IMI PLC	1,958	28,135
Imperial Tobacco Group PLC	7,532	389,394
Inmarsat PLC	3,494	51,978
Intercontinental Hotels Group PLC	1,943	67,314
International Consolidated Airlines Group S.A. (London Main Market Exchange)*	2,764	24,690
International Consolidated Airlines Group S.A. (Spanish Stock Exchange)*	5,668	50,780
Intertek Group PLC	1,257	46,386
Intu Properties PLC	8,219	41,023
Investec PLC	4,543	34,785
ITV PLC	30,751	114,592
J. Sainsbury PLC	9,762	38,607
Johnson Matthey PLC	1,610	59,692
Kingfisher PLC	18,641	101,262
Land Securities Group PLC	6,374	121,513
Legal & General Group PLC	47,123	169,914
Lloyds Banking Group PLC	447,156	509,068
London Stock Exchange Group PLC	2,429	89,033
Marks & Spencer Group PLC	12,979	98,520
Meggitt PLC	5,739	41,402
Melrose Industries PLC	7,834	31,339
Merlin Entertainments PLC	5,527	31,142
National Grid PLC	28,998	403,858
Next PLC	1,131	130,338
Old Mutual PLC	38,468	110,244
Pearson PLC	6,696	114,454
Persimmon PLC	2,549	77,582
Petrofac Ltd.	1,906	22,198
Prudential PLC	20,038	422,731
Reckitt Benckiser Group PLC	5,052	458,143
Reed Elsevier PLC	8,393	143,952
Rexam PLC	5,992	47,574
Rio Tinto PLC	9,892	331,907
Rolls-Royce Holdings PLC	15,117	155,072
Royal Bank of Scotland Group PLC*	25,364	121,014
Royal Mail PLC	5,386	37,424
RSA Insurance Group PLC	7,501	45,730
SABMiller PLC	7,565	428,388

	Number of Shares	Value†

United Kingdom — (continued)
Schroders PLC	1,078	$45,806
Segro PLC	6,438	41,886
Severn Trent PLC	2,104	69,600
Sky PLC	7,899	124,970
Smith & Nephew PLC	7,021	122,665
Smiths Group PLC	3,378	51,470
Sports Direct International PLC*	2,156	24,735
SSE PLC	7,972	180,430
St James’s Place PLC	4,100	52,767
Standard Chartered PLC	19,411	188,382
Standard Life PLC	16,040	94,205
Subsea 7 S.A.*	1,806	13,595
Tate & Lyle PLC	3,269	29,129
Taylor Wimpey PLC	25,341	75,080
Tesco PLC	64,072	177,965
The British Land Co. PLC	7,941	100,848
The Sage Group PLC	8,870	67,106
The Weir Group PLC	1,674	29,699
Travis Perkins PLC	2,061	61,485
Tullow Oil PLC	7,372	18,949
Unilever PLC	10,072	410,229
United Utilities Group PLC	5,606	78,574
Vodafone Group PLC	210,003	662,365
W.M. Morrison Supermarkets PLC	17,966	45,211
Whitbread PLC	1,474	104,427
William Hill PLC	7,259	38,608
WPP PLC	9,883	205,754

		16,830,125

TOTAL COMMON STOCKS (Cost $80,844,779)		91,982,488

PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	477	32,806
Fuchs Petrolub S.E.	598	26,468
Henkel AG & Co. KGaA	1,395	143,679
Porsche Automobil Holding S.E.	1,203	51,183
Volkswagen AG	1,278	140,386
TOTAL PREFERRED STOCKS (Cost $371,468)		394,522

WARRANTS — 0.0%
Belgium — 0.0%
Anheuser-Busch InBev N.V. 02/27/13 * (Cost $0)	256	0

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares (Cost $1,636,600)	1,636,600	1,636,600

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

TOTAL INVESTMENTS — 98.3% (Cost $82,852,847)(a)	$94,013,610

Other Assets & Liabilities — 1.7%	1,623,618

TOTAL NET ASSETS — 100.0%	$95,637,228

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $83,296,344. Net unrealized appreciation was $10,717,266. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $20,538,535 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,821,269.
~	Fair valued security. The total market value of fair valued securities at September 30, 2015 is $36,690.

ADR — American Depository Receipt.

PLC — Public Limited Company.

REIT  —  Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.5%	$447,902
Aerospace & Defense	0.9%	835,951
Agriculture	1.7%	1,561,387
Airlines	0.3%	292,409
Apparel	0.9%	858,982
Auto Manufacturers	3.7%	3,426,594
Auto Parts & Equipment	1.3%	1,209,034
Banks	14.0%	12,873,987
Beverages	2.6%	2,401,791
Biotechnology	0.4%	322,010
Building & Real Estate	0.2%	228,129
Building Materials	1.2%	1,102,090
Building-Maintenance Service	— %+	43,414
Chemicals	3.7%	3,387,176
Commercial Services	1.6%	1,472,528
Computers	0.5%	423,904
Cosmetics & Personal Care	0.8%	721,566
Distribution & Wholesale	0.9%	813,349
Diversified	— %+	24,712
Diversified Financial Services	2.0%	1,839,146
Diversified Operations	0.1%	134,448
Electric	2.7%	2,492,449
Electrical Components & Equipment	1.0%	933,848
Electronics	1.3%	1,178,697
Energy-Alternate Sources	0.2%	178,641
Engineering & Construction	1.3%	1,163,729
Entertainment	0.2%	207,634
Environmental Control	— %+	16,985
Food	5.6%	5,120,911
Forest Products & Paper	0.3%	312,421
Gas	1.0%	912,467
Hand & Machine Tools	0.4%	342,943
Healthcare Products	1.1%	989,953
Healthcare Services	0.3%	248,668
Holding Companies	0.3%	317,012
Home Builders	0.3%	240,750
Home Furnishings	0.5%	480,990
Hotels & Resorts	0.2%	195,270
Household Products & Wares	0.6%	587,699

Industrial	0.2%	155,072
Insurance	5.9%	5,417,594
Internet	0.4%	$351,351
Investment Companies	0.3%	293,272
Iron & Steel	0.4%	353,545
Leisure Time	0.4%	337,423
Lodging	0.3%	228,779
Machinery - Construction & Mining	0.4%	320,223
Machinery - Diversified	1.1%	989,867
Media	1.3%	1,203,363
Metal Fabricate/Hardware	0.3%	300,553
Mining	1.8%	1,698,960
Miscellaneous Manufacturing	1.1%	1,049,219
Mixed Industrial/Office	0.6%	510,340
Office & Business Equipment	0.4%	321,684
Oil & Gas	4.5%	4,172,714
Oil & Gas Services	0.1%	106,571
Packaging and Containers	0.2%	147,850
Pharmaceuticals	9.2%	8,477,671
Pipelines	0.1%	52,828
Real Estate	1.8%	1,672,916
Real Estate Investment Trusts	1.0%	959,020
Real Estate Management Services	0.1%	111,911
Retail	3.2%	2,931,487
Semiconductors	0.7%	642,102
Shipbuilding	— %+	26,494
Software	0.9%	868,791
Storage & Warehousing	— %+	11,596
Telecommunications	5.6%	5,161,166
Textiles	0.2%	143,234
Toys, Games & Hobbies	0.2%	168,566
Transportation	2.0%	1,880,531
Unknown	0.3%	241,450
Venture Capital	0.1%	59,633
Water	0.3%	273,136
	100.0%	$91,982,488

+ Rounded.

PENN SERIES FUNDS, INC.

DEVELOPED INTERNATIONAL INDEX FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Australia	$5,928,553	$—	$5,928,553	$—
Austria	159,372	—	159,372	—
Belgium	1,246,684	—	1,246,684	—
Bermuda	18,274	—	18,274	—
China	73,512	—	73,512	—
Denmark	1,692,917	—	1,692,917	—
Finland	777,349	—	777,349	—
France	8,895,747	—	8,895,747	—
Germany	7,753,270	—	7,753,270	—
Hong Kong	2,750,565	25,241	2,725,324	—
Ireland	849,410	20,671	828,739	—
Israel	565,341	—	565,341	—
Italy	2,206,121	—	2,206,121	—
Japan	20,790,761	—	20,790,761	—
Jersey	43,663	—	43,663	—
Luxembourg	222,027	—	222,027	—
Macau	14,187	—	14,187	—
Netherlands	4,123,860	59,046	4,064,814	—
New Zealand	129,262	—	129,262	—
Norway	492,418	—	492,418	—
Portugal	128,748	—	128,748	—
Singapore	1,149,369	19,305	1,130,064	—
South Africa	59,943	—	59,943	—
Spain	3,117,349	—	3,117,349	—
Sweden	2,684,067	—	2,684,067	—
Switzerland	9,279,594	—	9,279,594	—
United Kingdom	16,830,125	81,659	16,748,466	—
PREFERRED STOCKS	394,522	—	394,522	—
SHORT-TERM INVESTMENTS	1,636,600	1,636,600	—	—

TOTAL INVESTMENTS	$94,013,610	$1,842,522	$92,171,088	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 98.0%
Australia — 4.3%
CSL Ltd.	127,280	$8,010,166
Ramsay Health Care Ltd.	146,942	6,060,488
Sonic Healthcare Ltd.	124,462	1,600,877

		15,671,531

Canada — 4.1%
Alimentation Couche Tard, Inc., Class B	148,652	6,836,098
Enbridge, Inc.	219,196	8,138,750

		14,974,848

Denmark — 3.7%
Coloplast A/S, B Shares	33,769	2,394,187
Novo Nordisk A/S, B Shares	208,582	11,256,039

		13,650,226

France — 7.6%
Air Liquide S.A.	41,368	4,904,294
Bureau Veritas S.A.	257,469	5,435,273
Essilor International S.A.	58,196	7,109,749
Hermes International	12,953	4,715,086
L’Oreal S.A.	30,830	5,358,718

		27,523,120

Germany — 4.9%
Bayer AG	63,848	8,191,641
Fresenius Medical Care AG & Co. KGaA	47,200	3,688,934
SAP SE	94,507	6,122,546

		18,003,121

Hong Kong — 2.1%
Cheung Kong Infrastructure Holdings Ltd.	424,981	3,809,003
Link REIT	682,558	3,757,775

		7,566,778

India — 12.1%
HDFC Bank Ltd.~	963,918	18,823,274
HDFC Bank Ltd. ADR	14,591	891,364
Housing Development Finance Corp., Ltd.	843,178	15,621,993
ITC Ltd.	1,716,281	8,605,886

		43,942,517

Ireland — 1.9%
Accenture PLC, Class A	23,815	2,340,062
Paddy Power PLC	39,384	4,557,102

		6,897,164

Japan — 2.1%
Daito Trust Construction Co., Ltd.	41,700	4,236,920
Unicharm Corp.	192,600	3,411,310

		7,648,230

Netherlands — 3.4%
Unilever N.V.	312,327	12,519,693

South Africa — 1.4%
Naspers Ltd., N Shares	39,972	5,009,579

South Korea — 0.5%
Amorepacific Corp.	5,454	1,777,287

Spain — 2.6%
Banco Bilbao Vizcaya Argentaria S.A.	475,402	4,019,942

	Number of Shares	Value†

Spain — (continued)
Grifols S.A.	133,802	$5,532,202

		9,552,144

Switzerland — 13.6%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates*	1,142	6,695,701
DKSH Holding AG*	29,805	1,890,906
Nestle S.A.	242,071	18,205,117
Roche Holding AG	61,120	16,225,622
UBS Group AG	358,748	6,632,579

		49,649,925

United Kingdom — 22.8%
British American Tobacco PLC	429,673	23,707,446
Diageo PLC	210,042	5,643,163
Domino’s Pizza Group PLC	389,363	5,239,050
Imperial Tobacco Group PLC	173,946	8,992,772
Lloyds Banking Group PLC	3,719,665	4,234,679
Persimmon PLC	230,129	7,004,266
Reckitt Benckiser Group PLC	178,122	16,153,086
SABMiller PLC	214,573	12,150,764

		83,125,226

United States — 10.9%
Google, Inc., Class C	11,717	7,128,857
PayPal Holdings, Inc.*	242,425	7,524,872
Philip Morris International, Inc.	215,143	17,067,294
The Priceline Group, Inc.*	6,577	8,134,828

		39,855,851

TOTAL COMMON STOCKS (Cost $291,188,565)		357,367,240

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $5,127,464)	5,127,464	5,127,464

TOTAL INVESTMENTS — 99.4% (Cost $296,316,029)(a)		$362,494,704

Other Assets & Liabilities — 0.6%		2,168,017

TOTAL NET ASSETS — 100.0%		$364,662,721

~	Fair valued security. The total market value of fair valued securities at September 30, 2015 is $18,823,274.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $296,704,695. Net unrealized appreciation was $65,790,009. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $75,264,249 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,474,240.

ADR — American Depository Receipt.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

INTERNATIONAL EQUITY FUND

Country Weightings as of 09/30/2015 ††
United Kingdom	23%
Switzerland	14
India	12
United States	12
France	8
Germany	5
Australia	4
Other	22

Total	100%

††	% of total investments as of September 30, 2015

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.5%	$1,890,906
Agriculture	16.3%	58,373,398
Apparel	1.3%	4,715,086
Banks	9.7%	34,601,838
Beverages	5.0%	17,793,927
Biotechnology	2.2%	8,010,166
Building & Real Estate	2.0%	7,004,266
Chemicals	2.3%	8,191,641
Commercial Services	3.6%	12,960,145
Computers	0.6%	2,340,062
Cosmetics & Personal Care	2.9%	10,547,315
Diversified Financial Services	4.4%	15,621,993
Entertainment	1.3%	4,557,102
Food	10.5%	37,420,511
Gas	1.4%	4,904,294
Healthcare Products	2.7%	9,503,936
Healthcare Services	3.2%	11,350,299
Household Products & Wares	4.5%	16,153,086
Internet	4.3%	15,263,685
Investment Companies	1.1%	3,809,003
Media	1.4%	5,009,579
Oil & Gas Services	2.3%	8,138,750
Pharmaceuticals	9.2%	33,013,863
Real Estate	1.2%	4,236,920
Real Estate Investment Trusts	1.0%	3,757,775
Retail	3.4%	12,075,148
Software	1.7%	6,122,546

	100.0%	$357,367,240

PENN SERIES FUNDS, INC.

INTERNATIONAL EQUITY FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$15,671,531	$—	$15,671,531	$—
Canada	14,974,848	14,974,848	—	—
Denmark	13,650,226	—	13,650,226	—
France	27,523,120	—	27,523,120	—
Germany	18,003,121	—	18,003,121	—
Hong Kong	7,566,778	—	7,566,778	—
India	43,942,517	891,364	43,051,153	—
Ireland	6,897,164	2,340,062	4,557,102	—
Japan	7,648,230	—	7,648,230	—
Netherlands	12,519,693	—	12,519,693	—
South Africa	5,009,579	—	5,009,579	—
South Korea	1,777,287	—	1,777,287	—
Spain	9,552,144	—	9,552,144	—
Switzerland	49,649,925	—	49,649,925	—
United Kingdom	83,125,226	—	83,125,226	—
United States	39,855,851	39,855,851	—	—
SHORT-TERM INVESTMENTS	5,127,464	5,127,464	—	—

TOTAL INVESTMENTS	$362,494,704	$63,189,589	$299,305,115	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $5,330,323 was transferred from Level 1 into Level 2 at 9/30/2015 which was a result of valuing investments using third-party vendor modeling tools.

The Fund did not have any transfers in and transfers out of level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 91.6%
Argentina — 0.6%
MercadoLibre, Inc.	8,980	$817,719

Austria — 2.2%
Erste Group Bank AG*	76,208	2,214,683
Vienna Insurance Group AG Wiener Versicherung Gruppe	31,533	929,779

		3,144,462

Brazil — 2.9%
BRF S.A.	151,698	2,703,358
Raia Drogasil S.A.	78,060	770,066
Ultrapar Participacoes S.A.	40,204	675,289

		4,148,713

Chile — 0.5%
S.A.C.I. Falabella	118,517	734,394

China — 10.9%
Bank of China Ltd., Class H	6,689,000	2,884,516
China Construction Bank Corp., Class H	3,255,930	2,172,788
China Life Insurance Co. Ltd., Class H	356,000	1,240,439
China Machinery Engineering Corp.	322,000	278,311
China Pacific Insurance Group Co. Ltd., Class H	230,800	860,965
Chongqing Changan Automobile Co. Ltd., Class B	148,500	250,908
Huadian Power International Corp. Ltd., Class H	572,000	448,814
JD.Com, Inc. ADR*	27,722	722,435
NetEase.com, Inc. ADR	3,003	360,720
Shenzhou International Group Holdings Ltd.	90,000	466,313
Sihuan Pharmaceutical Holdings Group Ltd.~	1,282,000	594,348
TAL Education Group ADR*	15,958	513,050
Tencent Holdings Ltd.*	267,400	4,507,452
Tsingtao Brewery Co. Ltd., Class H	40,000	175,938

		15,476,997

Colombia — 0.2%
Grupo de Inversiones Suramericana S.A.	26,894	312,506

Czech Republic — 1.2%
Komercni Banka, A.S.	7,888	1,709,659

Egypt — 0.5%
Commercial International Bank Egypt SAE	112,727	765,868

Hong Kong — 5.1%
AIA Group Ltd.	251,400	1,307,469
China Mengniu Dairy Co. Ltd.	144,000	507,784
China Mobile Ltd.	285,500	3,417,367
China Overseas Land & Investment Ltd.	288,000	875,629
China Taiping Insurance Holdings Co. Ltd.*	141,200	441,902
CSPC Pharmaceutical Group Ltd.	436,000	383,884
Shenzhen International Holdings Ltd.	262,500	361,511

		7,295,546

India — 11.7%
Ashok Leyland Ltd.	1,643,077	2,322,742
Bharat Petroleum Corp. Ltd.	81,611	1,058,885

	Number of Shares	Value†

India — (continued)
Glenmark Pharmaceuticals Ltd.	88,906	$1,423,407
HDFC Bank Ltd.~	83,566	1,631,867
Idea Cellular Ltd.	185,253	423,546
IndusInd Bank Ltd.	117,956	1,697,695
Larsen & Toubro Ltd.	49,679	1,113,603
Marico Ltd.	166,061	1,023,094
Maruti Suzuki India Ltd.	26,946	1,930,522
Shree Cement Ltd.*	7,115	1,272,554
Shriram Transport Finance Co. Ltd.	93,175	1,316,662
Sun Pharmaceutical Industries Ltd.	40,790	539,754
Tata Consultancy Services Ltd.	22,065	872,215

		16,626,546

Indonesia — 2.3%
AKR Corporindo Tbk PT	805,300	322,493
Kalbe Farma Tbk PT	5,899,100	555,064
Link Net Tbk PT*	1,477,200	453,821
Matahari Department Store Tbk PT	989,200	1,092,583
Surya Citra Media Tbk PT	1,741,900	327,546
Xl Axiata Tbk PT*	2,547,700	455,759

		3,207,266

Japan — 0.5%
Nexon Co. Ltd.	55,200	738,001

Malaysia — 0.6%
Astro Malaysia Holdings Bhd	442,400	283,632
IHH Healthcare Bhd	457,700	621,288

		904,920

Mexico — 6.7%
Alfa S.A.B. de C.V.	782,537	1,522,033
Cemex S.A.B. de C.V. ADR*	285,139	1,993,122
El Puerto de Liverpool S.A.B. de C.V.	51,658	670,626
Fomento Economico Mexicano S.A.B. de C.V. ADR	32,049	2,860,373
Grupo Financiero Banorte S.A.B. de C.V., Series O	221,480	1,086,378
Grupo Financiero Inbursa S.A.B de C.V., Series O	300,472	620,855
Mexichem S.A.B. de C.V.	335,208	823,897

		9,577,284

Pakistan — 0.9%
Lucky Cement Ltd.	84,200	424,486
United Bank Ltd.	634,700	891,344

		1,315,830

Panama — 0.2%
Copa Holdings S.A., Class A	6,138	257,366

Peru — 1.0%
Credicorp Ltd.	12,906	1,372,682

Philippines — 3.9%
BDO Unibank, Inc.	268,770	596,072
DMCI Holdings, Inc.	1,695,850	463,781
International Container Terminal Services, Inc.	271,320	435,214
LT Group, Inc.	2,077,300	448,563

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Philippines — (continued)
Metro Pacific Investments Corp.	9,064,300	$966,307
Metropolitan Bank & Trust Co.	692,263	1,209,387
SM Investments Corp.	71,350	1,360,069

		5,479,393

Poland — 2.4%
Bank Pekao S.A.	23,939	973,000
Bank Zachodni WBK S.A.*	828	64,045
CCC S.A.	13,980	603,872
LPP S.A.	132	272,109
PKP Cargo S.A.	35,177	625,746
Polski Koncern Naftowy Orlen S.A.	50,801	886,973

		3,425,745

Portugal — 1.0%
Jeronimo Martins SGPS, S.A.	106,002	1,430,645

Russia — 1.5%
Mail.Ru Group Ltd. GDR*	39,051	679,487
NOVATEK OAO GDR	4,707	435,398
X5 Retail Group N.V. GDR*	31,875	554,625
Yandex N.V., Class A*	48,715	522,712

		2,192,222

South Africa — 5.7%
Life Healthcare Group Holdings Ltd.	291,584	750,090
MTN Group Ltd.	106,269	1,366,545
Naspers Ltd., N Shares	18,622	2,333,843
Sasol Ltd.	33,407	935,821
Steinhoff International Holdings Ltd.	247,780	1,521,480
Vodacom Group Ltd.	113,742	1,131,409

		8,039,188

South Korea — 10.7%
Amorepacific Corp.	3,383	1,102,413
Cosmax, Inc.	3,417	617,985
Coway Co. Ltd.	17,890	1,265,918
Hotel Shilla Co. Ltd.	12,446	1,213,099
KB Financial Group, Inc.	33,319	990,398
Kia Motors Corp.	24,071	1,091,168
Kolao Holdings	19,259	220,923
Korea Aerospace Industries Ltd.	8,502	489,735
LG Chem Ltd.	3,124	757,253
LIG Nex1 Co. Ltd.*~	1,713	109,835
Lotte Chemical Corp.	2,347	537,833
NAVER Corp.	1,375	595,974
Samsung Electronics Co. Ltd.	3,557	3,412,777
Samsung Life Insurance Co. Ltd.	9,370	783,569
SK Holdings Co. Ltd.	3,351	691,701
SK Hynix, Inc.	28,650	817,113
SK Telecom Co. Ltd.	2,378	527,526

		15,225,220

Spain — 0.3%
Cemex Latam Holdings S.A.*	96,727	385,304

Switzerland — 0.7%
DKSH Holding AG*	14,972	949,862

	Number of Shares	Value†

Taiwan — 11.0%
Advanced Semiconductor Engineering, Inc.	1,175,000	$1,280,264
Advanced Semiconductor Engineering, Inc. ADR	9,768	53,626
Catcher Technology Co. Ltd.	117,000	1,250,813
Chailease Holding Co. Ltd.	423,540	665,938
Delta Electronics, Inc.	147,000	693,364
Eclat Textile Co. Ltd.	48,644	772,401
Fubon Financial Holding Co. Ltd.	684,310	1,071,247
Hermes Microvision, Inc.	11,012	419,766
Hon Hai Precision Industry Co. Ltd.	760,400	1,986,507
Largan Precision Co. Ltd.	10,000	780,449
Nan Ya Plastics Corp.	161,000	273,223
PChome Online, Inc.	11,000	126,817
Pegatron Corp.	317,000	775,791
Siliconware Precision Industries Co.	256,000	319,145
Siliconware Precision Industries Co. ADR	9,039	56,810
Taiwan Mobile Co. Ltd.	187,000	572,520
Taiwan Semiconductor Manufacturing Co. Ltd.	794,769	3,185,178
Uni-President Enterprises Corp.	761,962	1,323,186

		15,607,045

Thailand — 2.2%
Advanced Info Service PCL NVDR	174,100	1,085,856
BTS Rail Mass Transit Growth Infrastructure Fund	2,532,000	697,617
Land and Houses PCL NVDR	1,921,300	426,992
Minor International PCL NVDR	700,970	556,355
Total Access Communication PCL NVDR	244,400	389,389

		3,156,209

Turkey — 0.9%
Arcelik A.S.	141,624	690,451
Ulker Biskuvi Sanayi A.S.	95,588	605,476

		1,295,927

United Kingdom — 1.0%
Mondi PLC	68,903	1,441,670

United States — 2.3%
Samsonite International S.A.	708,000	2,306,695
Yum! Brands, Inc.	11,312	904,394

		3,211,089

TOTAL COMMON STOCKS (Cost $119,945,350)		130,245,278

PREFERRED STOCKS — 2.7%
Brazil — 1.9%
Banco Bradesco S.A.	173,251	931,259
Itau Unibanco Holding S.A.	197,258	1,310,078
Telefonica Brasil S.A.	50,700	465,501

		2,706,838

Colombia — 0.3%
Grupo de Inversiones Suramericana S.A.	31,247	358,230

South Korea — 0.5%
Samsung Electronics Co. Ltd.	981	761,517

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
PREFERRED STOCKS — (continued)
TOTAL PREFERRED STOCKS (Cost $6,639,275)		$3,826,585

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,935,776)	1,935,776	$1,935,776

TOTAL INVESTMENTS — 95.7% (Cost $128,520,401)(a)		$136,007,639

Other Assets & Liabilities — 4.3%		6,167,395

TOTAL NET ASSETS — 100.0%		$142,175,034

~	Fair valued security. The total market value of fair valued securities at September 30, 2015 is $2,336,050.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $129,149,044. Net unrealized appreciation was $6,858,595. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $23,458,733 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $16,600,138.

ADR — American Depository Receipt.

GDR — Global Depository Receipt.

NVDR — Non Voting Depository Receipt.

PCL — Public Company Limited.

PLC — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.7%	$949,862
Aerospace & Defense	0.5%	599,570
Airlines	0.2%	257,366
Apparel	1.2%	1,510,823
Auto Manufacturers	4.3%	5,595,340
Banks	15.3%	19,890,839
Beverages	2.7%	3,484,874
Building Materials	3.1%	4,075,466
Chemicals	2.4%	3,067,495
Commercial Services	1.0%	1,309,775
Computers	1.2%	1,563,916
Cosmetics & Personal Care	1.3%	1,720,398
Distribution & Wholesale	0.2%	322,493
Diversified Financial Services	3.1%	4,044,245
Electric	0.3%	448,814
Electrical Components & Equipment	1.4%	1,888,921
Electronics	1.5%	1,986,507
Engineering & Construction	1.4%	1,855,695
Food	5.5%	7,125,074
Forest Products & Paper	1.1%	1,441,670
Healthcare Services	1.1%	1,371,378
Holding Companies	1.2%	1,522,033
Home Builders	0.3%	426,992
Home Furnishings	2.7%	3,477,849
Hotels & Resorts	0.9%	1,213,099
Household Products & Wares	2.6%	3,329,789
Insurance	4.3%	5,564,123
Internet	6.5%	8,426,417
Investment Companies	0.2%	312,506
Media	2.3%	2,945,021
Metal Fabricate/Hardware	1.0%	1,250,813
Miscellaneous Manufacturing	0.6%	780,449
Oil & Gas	2.5%	3,317,077
Pharmaceuticals	2.7%	3,496,457
Real Estate	0.7%	875,629
Retail	5.3%	6,913,282
Semiconductors	7.0%	9,124,913
Software	0.8%	1,098,721
Telecommunications	7.2%	9,369,917
Transportation	1.0%	1,323,363
Water	0.7%	966,307

	100.0%	$130,245,278

PENN SERIES FUNDS, INC.

EMERGING MARKETS EQUITY FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Argentina	$817,719	$817,719	$—	$—
Austria	3,144,462	—	3,144,462	—
Brazil	4,148,713	4,148,713	—	—
Chile	734,394	734,394	—	—
China	15,476,997	1,596,205	13,880,792	—
Colombia	312,506	312,506	—	—
Czech Republic	1,709,659	—	1,709,659	—
Egypt	765,868	—	765,868	—
Hong Kong	7,295,546	—	7,295,546	—
India	16,626,546	1,272,554	15,353,992	—
Indonesia	3,207,266	—	3,207,266	—
Japan	738,001	—	738,001	—
Malaysia	904,920	—	904,920	—
Mexico	9,577,284	9,577,284	—	—
Pakistan	1,315,830	1,315,830	—	—
Panama	257,366	257,366	—	—
Peru	1,372,682	1,372,682	—	—
Philippines	5,479,393	—	5,479,393	—
Poland	3,425,745	—	3,425,745	—
Portugal	1,430,645	—	1,430,645	—
Russia	2,192,222	2,192,222	—	—
South Africa	8,039,188	—	8,039,188	—
South Korea	15,225,220	—	15,225,220	—
Spain	385,304	385,304	—	—
Switzerland	949,862	—	949,862	—
Taiwan	15,607,045	110,436	15,496,609	—
Thailand	3,156,209	697,617	2,458,592	—
Turkey	1,295,927	—	1,295,927	—
United Kingdom	1,441,670	—	1,441,670	—
United States	3,211,089	3,211,089	—	—
PREFERRED STOCKS	3,826,585	3,065,068	761,517	—
SHORT-TERM INVEST- MENTS	1,935,776	1,935,776	—	—

TOTAL INVEST- MENTS	$136,007,639	$33,002,765	$103,004,874	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

REAL ESTATE SECURITIES FUND

	Number of Shares	Value†
COMMON STOCKS — 1.2%
Hotels & Resorts — 0.7%
La Quinta Holdings Inc*	59,861	$944,607

Lodging — 0.5%
Extended Stay America, Inc.	38,554	646,936

TOTAL COMMON STOCKS (Cost $2,090,162)		1,591,543

REAL ESTATE INVESTMENT TRUSTS — 98.9%
Apartments — 18.8%
American Homes 4 Rent	99,626	1,601,986
Apartment Investment & Management Co., Class A	119,501	4,423,927
Education Realty Trust, Inc.	25,946	854,921
Equity Residential	120,555	9,056,091
Monogram Residential Trust, Inc.	141,858	1,320,698
UDR, Inc.	206,645	7,125,120

		24,382,743

Building & Real Estate — 1.9%
Spirit Realty Capital, Inc.	273,035	2,495,540

Diversified — 13.0%
American Assets Trust, Inc.	28,474	1,163,448
Equinix, Inc.	17,968	4,912,451
Liberty Property Trust	57,496	1,811,699
Retail Properties of America, Inc. Class A	141,235	1,990,001
Vornado Realty Trust	78,083	7,060,265

		16,937,864

Healthcare — 11.1%
HCP, Inc.	71,443	2,661,252
Healthcare Trust of America, Inc.	69,472	1,702,759
Omega Healthcare Investors, Inc.	116,521	4,095,713
Welltower, Inc.	88,846	6,016,651

		14,476,375

Hotels & Resorts — 6.1%
Belmond Ltd.*	52,489	530,664
DiamondRock Hospitality Co.	130,684	1,444,058
Host Hotels & Resorts, Inc.	283,932	4,488,965
Sunstone Hotel Investors, Inc.	109,474	1,448,341

		7,912,028

Industrial — 3.8%
Prologis, Inc.	77,718	3,023,230
QTS Realty Trust, Inc.	43,053	1,880,986

		4,904,216

Manufactured Homes — 1.5%
Sun Communities, Inc.	29,015	1,966,056

Office Property — 11.2%
BioMed Realty Trust, Inc.	152,862	3,054,183
Douglas Emmett, Inc.	69,879	2,006,925
Empire State Realty Trust, Inc.	58,848	1,002,181
Kilroy Realty Corp.	34,097	2,221,760
SL Green Realty Corp.	57,411	6,209,574

		14,494,623

	Number of Shares	Value†

Regional Malls — 14.9%
Pennsylvania Real Estate Investment Trust	79,838	$1,583,188
Simon Property Group, Inc.	73,639	13,528,957
The Macerich Co.	55,000	4,225,100

		19,337,245

Storage & Warehousing — 10.4%
CubeSmart	221,603	6,029,817
Public Storage	35,460	7,504,400

		13,534,217

Strip Centers — 6.2%
DDR Corp.	321,807	4,949,392
Regency Centers Corp.	50,876	3,161,943

		8,111,335

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $119,139,829)		128,552,242

SHORT-TERM INVESTMENTS — 2.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,078,675)	3,078,675	3,078,675

TOTAL INVESTMENTS — 102.5% (Cost $124,308,666)(a)		$133,222,460

Other Assets & Liabilities — (2.5)%		(3,307,950)

TOTAL NET ASSETS — 100.0%		$129,914,510

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $124,410,755. Net unrealized appreciation was $8,811,705. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $13,834,828 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,023,123.

PENN SERIES FUNDS, INC.

REAL ESTATE SECURITIES FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$1,591,543	$1,591,543	$—	$—
REAL ESTATE INVESTMENT TRUSTS	128,552,242	128,552,242	—	—
SHORT-TERM INVESTMENTS	3,078,675	3,078,675	—	—

TOTAL INVESTMENTS	$133,222,460	$133,222,460	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 6.7%
Penn Series Flexibly Managed Fund*	60,066	$2,418,273
Penn Series Index 500 Fund*	200,321	3,022,841
Penn Series Large Cap Growth Fund*	146,621	1,813,705
Penn Series Large Cap Value Fund*	285,713	6,045,683
Penn Series Large Core Value Fund*	306,000	4,231,978
Penn Series Large Growth Stock Fund*	87,271	2,418,273
Penn Series Mid Cap Growth Fund*	133,263	1,813,705
Penn Series Mid Cap Value Fund*	188,144	3,627,410
Penn Series Mid Core Value Fund*	215,789	3,627,410
Penn Series Real Estate Securities Fund*	137,636	2,418,273
Penn Series Small Cap Growth Fund*	66,145	1,813,705
Penn Series Small Cap Index Fund*	37,458	604,568
Penn Series Small Cap Value Fund*	93,877	2,418,273
Penn Series SMID Cap Growth Fund*	94,562	1,811,814
Penn Series SMID Cap Value Fund*	155,656	3,021,285

TOTAL AFFILIATED EQUITY FUNDS (Cost $27,581,803)		41,107,196

AFFILIATED FIXED INCOME FUNDS — 0.2%
Penn Series Quality Bond Fund* (Cost $1,100,289)	89,169	1,209,137

AFFILIATED INTERNATIONAL EQUITY FUNDS — 3.0%
Penn Series Developed International Index Fund*	439,686	4,836,547
Penn Series Emerging Markets Equity Fund*	497,587	4,836,546
Penn Series International Equity Fund*	366,088	8,463,956

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $15,319,472)		18,137,049

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $463,045)	463,045	463,045

TOTAL INVESTMENTS — 10.0% (Cost $44,464,609)(a)		$60,916,427

Other Assets & Liabilities — 90.0%		21,308

TOTAL NET ASSETS — 100.0%		$609,937,735

*	Non-income producing security.
†	See Security Valuation Note.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $44,944,000. Net unrealized appreciation was $15,972,427. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,589,983 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $617,556.

PENN SERIES FUNDS, INC.

AGGRESSIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$41,107,196	$41,107,196	$—	$—
AFFILIATED FIXED INCOME FUNDS	1,209,137	1,209,137	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	18,137,049	18,137,049	—	—
SHORT-TERM INVESTMENTS	463,045	463,045	—	—

TOTAL INVESTMENTS	$60,916,427	$60,916,427	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.6%
Penn Series Flexibly Managed Fund*	348,231	$14,019,786
Penn Series Index 500 Fund*	619,385	9,346,524
Penn Series Large Cap Growth Fund*	566,685	7,009,893
Penn Series Large Cap Value Fund*	883,414	18,693,049
Penn Series Large Core Value Fund*	1,182,677	16,356,417
Penn Series Large Growth Stock Fund*	252,973	7,009,893
Penn Series Mid Cap Growth Fund*	515,055	7,009,893
Penn Series Mid Cap Value Fund*	605,973	11,683,155
Penn Series Mid Core Value Fund*	695,012	11,683,155
Penn Series Real Estate Securities Fund*	398,969	7,009,893
Penn Series Small Cap Growth Fund*	170,433	4,673,262
Penn Series Small Cap Index Fund*	289,545	4,673,262
Penn Series Small Cap Value Fund*	272,123	7,009,893
Penn Series SMID Cap Growth Fund*	243,653	4,668,389
Penn Series SMID Cap Value Fund*	481,283	9,341,711

TOTAL AFFILIATED EQUITY FUNDS (Cost $89,844,699)		140,188,175

AFFILIATED FIXED INCOME FUNDS — 15.9%
Penn Series High Yield Bond Fund*	652,690	7,009,893
Penn Series Limited Maturity Bond Fund*	602,742	7,009,893
Penn Series Quality Bond Fund*	1,723,179	23,366,310

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $33,583,738)		37,386,096

AFFILIATED INTERNATIONAL EQUITY FUNDS — 23.9%
Penn Series Developed International Index Fund*	1,486,947	16,356,417
Penn Series Emerging Markets Equity Fund*	1,201,971	11,683,155
Penn Series International Equity Fund*	1,212,784	28,039,572

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $44,944,229)		56,079,144

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,197,178)	1,197,178	1,197,178

TOTAL INVESTMENTS — 99.9% (Cost $169,569,844)(a)		$234,850,593

Other Assets & Liabilities — 0.1%		268,431

TOTAL NET ASSETS — 100.0%		$235,119,024

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $171,529,107. Net unrealized appreciation was $63,321,486. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $65,718,166 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,396,680.

PENN SERIES FUNDS, INC.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$140,188,175	$140,188,175	$—	$—
AFFILIATED FIXED INCOME FUNDS	37,386,096	37,386,096	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	56,079,144	56,079,144	—	—
SHORT-TERM INVESTMENTS	1,197,178	1,197,178	—	—

TOTAL INVESTMENTS	$234,850,593	$234,850,593	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

MODERATE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 46.9%
Penn Series Flexibly Managed Fund*	592,436	$23,851,482
Penn Series Index 500 Fund*	903,209	13,629,419
Penn Series Large Cap Growth Fund*	275,453	3,407,355
Penn Series Large Cap Value Fund*	966,169	20,444,128
Penn Series Large Core Value Fund*	1,478,245	20,444,128
Penn Series Large Growth Stock Fund*	245,930	6,814,709
Penn Series Mid Cap Growth Fund*	500,713	6,814,709
Penn Series Mid Cap Value Fund*	530,190	10,222,064
Penn Series Mid Core Value Fund*	1,013,490	17,036,773
Penn Series Real Estate Securities Fund*	387,861	6,814,709
Penn Series Small Cap Growth Fund*	124,265	3,407,355
Penn Series Small Cap Index Fund*	422,225	6,814,709
Penn Series Small Cap Value Fund*	396,819	10,222,064
Penn Series SMID Cap Growth Fund*	177,651	3,403,802
Penn Series SMID Cap Value Fund*	350,912	6,811,200

TOTAL AFFILIATED EQUITY FUNDS (Cost $103,051,362)		160,138,606

AFFILIATED FIXED INCOME FUNDS — 34.9%
Penn Series High Yield Bond Fund*	1,269,033	13,629,419
Penn Series Limited Maturity Bond Fund*	1,757,879	20,444,128
Penn Series Quality Bond Fund*	6,281,996	85,183,866

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $105,029,675)		119,257,413

AFFILIATED INTERNATIONAL EQUITY FUNDS — 16.9%
Penn Series Developed International Index Fund*	1,548,798	17,036,773
Penn Series Emerging Markets Equity Fund*	1,051,653	10,222,064
Penn Series International Equity Fund*	1,326,392	30,666,192

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $43,911,044)		57,925,029

AFFILIATED MONEY MARKET FUND — 1.0%
Penn Series Money Market Fund (Cost $3,407,413)	3,407,413	3,407,413

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,241,861)	1,241,861	1,241,861

TOTAL INVESTMENTS — 100.1% (Cost $256,641,355)(a)		$341,970,322

Other Assets & Liabilities — (0.1)%		(446,888)

TOTAL NET ASSETS — 100.0%		$341,523,434

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $258,224,475. Net unrealized appreciation was $83,745,847. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $85,530,101 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,784,254.

PENN SERIES FUNDS, INC.

MODERATE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$160,138,606	$160,138,606	$—	$—
AFFILIATED FIXED INCOME FUNDS	119,257,413	119,257,413	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	57,925,029	57,925,029	—	—
AFFILIATED MONEY MARKET FUNDS	3,407,413	3,407,413	—	—
SHORT-TERM INVESTMENTS	1,241,861	1,241,861	—	—

TOTAL INVESTMENTS	$341,970,322	$341,970,322	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 33.7%
Penn Series Flexibly Managed Fund*	202,763	$8,163,221
Penn Series Index 500 Fund*	135,242	2,040,805
Penn Series Large Cap Growth Fund*	82,490	1,020,402
Penn Series Large Cap Value Fund*	241,116	5,102,013
Penn Series Large Core Value Fund*	368,909	5,102,013
Penn Series Large Growth Stock Fund*	36,824	1,020,402
Penn Series Mid Cap Value Fund*	105,851	2,040,805
Penn Series Mid Core Value Fund*	182,106	3,061,208
Penn Series Real Estate Securities Fund*	116,153	2,040,805
Penn Series Small Cap Index Fund*	63,222	1,020,402
Penn Series Small Cap Value Fund*	79,224	2,040,805
Penn Series SMID Cap Growth Fund*	53,201	1,019,339
Penn Series SMID Cap Value Fund*	52,544	1,019,877

TOTAL AFFILIATED EQUITY FUNDS (Cost $22,362,601)		34,692,097

AFFILIATED FIXED INCOME FUNDS — 54.4%
Penn Series High Yield Bond Fund*	570,057	6,122,416
Penn Series Limited Maturity Bond Fund*	1,316,082	15,306,038
Penn Series Quality Bond Fund*	2,558,531	34,693,687

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $48,297,422)		56,122,141

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.9%
Penn Series Developed International Index Fund*	278,292	3,061,208
Penn Series Emerging Markets Equity Fund*	104,980	1,020,403
Penn Series International Equity Fund*	264,810	6,122,415

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $7,518,193)		10,204,026

AFFILIATED MONEY MARKET FUND — 1.0%
Penn Series Money Market Fund (Cost $1,020,420)	1,020,420	1,020,420

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $709,267)	709,267	709,267

TOTAL INVESTMENTS — 99.7% (Cost $79,907,903)(a)		$102,747,951

Other Assets & Liabilities — 0.3%		294,373

TOTAL NET ASSETS — 100.0%		$103,042,324

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $80,507,091. Net unrealized appreciation was $22,240,860. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $23,032,136 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $791,276.

PENN SERIES FUNDS, INC.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$34,692,097	$34,692,097	$—	$—
AFFILIATED FIXED INCOME FUNDS	56,122,141	56,122,141	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	10,204,026	10,204,026	—	—
AFFILIATED MONEY MARKET FUNDS	1,020,420	1,020,420	—	—
SHORT-TERM INVESTMENTS	709,267	709,267	—	—

TOTAL INVESTMENTS	$102,747,951	$102,747,951	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2015 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 18.8%
Penn Series Flexibly Managed Fund*	116,353	$4,684,367
Penn Series Index 500 Fund*	38,804	585,546
Penn Series Large Cap Value Fund*	83,017	1,756,637
Penn Series Large Core Value Fund*	169,355	2,342,183
Penn Series Mid Cap Value Fund*	30,371	585,546
Penn Series Mid Core Value Fund*	69,666	1,171,092

TOTAL AFFILIATED EQUITY FUNDS (Cost $7,718,124)		11,125,371

AFFILIATED FIXED INCOME FUNDS — 71.1%
Penn Series High Yield Bond Fund*	381,641	4,098,821
Penn Series Limited Maturity Bond Fund*	1,057,305	12,296,462
Penn Series Quality Bond Fund*	1,900,001	25,764,017

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $35,450,554)		42,159,300

AFFILIATED INTERNATIONAL EQUITY FUNDS — 3.9%
Penn Series Developed International Index Fund*	53,231	585,546
Penn Series International Equity Fund*	75,979	1,756,637

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,694,151)		2,342,183

AFFILIATED MONEY MARKET FUND — 4.9%
Penn Series Money Market Fund (Cost $2,927,759)	2,927,759	2,927,759

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $926,270)	926,270	926,270

TOTAL INVESTMENTS — 100.3% (Cost $48,716,858)(a)		$59,480,883

Other Assets & Liabilities — (0.3)%		(184,980)

TOTAL NET ASSETS — 100.0%		$59,295,903

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2015, the cost for Federal income tax purposes was $49,055,238. Net unrealized appreciation was $10,425,645. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,764,025 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $338,380.

PENN SERIES FUNDS, INC.

CONSERVATIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 09/30/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$11,125,371	$11,125,371	$—	$—
AFFILIATED FIXED INCOME FUNDS	42,159,300	42,159,300	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	2,342,183	2,342,183	—	—
AFFILIATED MONEY MARKET FUNDS	2,927,759	2,927,759	—	—
SHORT-TERM INVESTMENTS	926,270	926,270	—	—

TOTAL INVESTMENTS	$59,480,883	$59,480,883	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

SECURITY VALUATION:

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing evaluation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these evaluation methods are generally categorized as level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. The Penn Series Valuation Committee (the “Valuation Committee”) , established by and subject to oversight by the Board of Directors, develops pricing related policies and procedures and approves all fair value determinations. The Valuation Committee consists of representatives from the Adviser and Administrator. The Valuation Committee regularly makes good faith judgments, using sources and information obtained, including recommendations and supporting rationales and inputs from the Adviser or the applicable sub adviser, to establish and /or adjust fair valuations of securities as events occur and circumstances warrant. The information and inputs may include but are not limited to cost of the security, last sale price, private transaction trading prices, comparable publically traded security prices, illiquidity premiums, publically disclosed news stories and regulatory filings, estimated cash flows and yield curves. As part of its procedures, the Valuation Committee monitors the fair valued securities, considers additional news or significant developments relative to the specific security, reviews the valuations with the Adviser or respective sub adviser on a regular basis and applies back testing procedures to valuations as applicable. Reasons for which securities may be valued in this manner include, but are not limited to, trading on an exchange for a security has not begun or has been halted or suspended, a security has been de-listed from a national exchange, trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open or valuation by a third party pricing service is currently not available or is no longer available.

Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded.

To assess the continuing appropriateness of third party pricing service security valuations, the Adviser or sub adviser, as applicable, or the fund accounting service provider, who is subject to oversight by the Administrator, regularly monitor the prices and compare prices to alternate sources where applicable. Pricing challenges are issued for valuation differences exceeding certain tolerances or when considered not reflective of market by the Adviser or sub adviser, as applicable.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Transfers between levels 1 and 2 during the period ended September 30, 2015, if any, are shown as notes on the Schedule of Investments of the individual fund.

Significant Level 3 items at September 30, 2015 consist of $3,080,679 of equities in the Large Growth Stock Fund which were not publicly trading. The unobservable inputs used in valuing these securities include new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies and strategic events affecting the company. Significant increases (decreases) in the valuation indicated by the new rounds of financing, valuations observed through negotiated transactions between other investors in the company or changes in the market valuation of relevant peer companies would result in directionally similar changes to the fair value. Fair value determinations are reviewed and updated on a regular basis and as information becomes available, including actual purchase and sale transactions of the issue.

DERIVATIVE FINANCIAL INSTRUMENTS:

The Quality Bond, Index 500, Developed International Index, Limited Maturity Bond and Small Cap Index Funds have entered into futures contracts during the period ended September 30, 2015. Open futures contracts held by the Index 500, Developed International Index and Small Cap Index Funds at September 30, 2015 were as follows:

Fund	Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Unrealized Appreciation (Depreciation)
Limited Maturity Bond	Buy/Long	US Treasury Note	12/31/2015	310	2,000	110	67,813
Limited Maturity Bond	Sell/Short	US Treasury Note	12/31/2015	(90)	1,000	121	(57,656)
Limited Maturity Bond	Sell/Short	US Treasury Note	12/31/2015	(20)	1,000	129	(27,813)
Quality Bond	Sell/Short	90 Day Euro Dollar	9/16/2016	(100)	2,500	99	(202,643)
Quality Bond	Buy/Long	US Treasury Note	12/31/2015	170	1,000	121	108,906
Quality Bond	Sell/Short	US Treasury Note	12/31/2015	(250)	1,000	129	(347,656)
Quality Bond	Sell/Short	US Treasury Ultra Bond	12/31/2015	(145)	1,000	160	(296,797)
Index 500	Buy/Long	E-Mini S&P 500 Index	12/18/2015	92	50	1,909	(122,608)
Small Cap Index	Buy/Long	Russell 2000 Mini Index	12/18/2015	11	100	1,096	(61,965)
Developed International Index	Buy/Long	E-Mini MSCI EAFE Index	12/18/2015	35	50	1,650	(93,670)

The total market value of futures contracts held in the Limited Maturity Bond, Quality Bond, Index 500, Developed International Index and Small Cap Index Funds as of September 30, 2015 are classified as Level 1.

Open forward foreign currency contracts held by High Yield Bond Fund at September 30, 2015 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain/(Loss)
Sell	Canadian Dollar	BAML	12/31/2015	(796,713)	1.33499	(597,168)	(596,793)	$375
Sell	Euro	Citigroup	12/15/2015	(332,911)	0.89373	(374,564)	(372,496)	2,068
Sell	Euro	Goldman Sachs	12/15/2015	(214,406)	0.89373	(241,092)	(239,901)	1,191
Sell	Euro	BAML	12/15/2015	(215,363)	0.89373	(241,500)	(240,971)	529
Sell	Euro	Citigroup	12/15/2015	(7,040,145)	0.89373	(7,862,448)	(7,877,279)	(14,831)
Buy	Pounds Sterling	BNYMellon	10/13/2015	18,375	0.66109	28,850	27,795	(1,055)
Sell	Pounds Sterling	BAML	10/13/2015	(98,378)	0.66109	(153,691)	(148,812)	4,879
Sell	Pounds Sterling	Citigroup	10/13/2015	(2,757,498)	0.66109	(4,253,328)	(4,171,133)	82,195
Buy	Swiss Francs	JP Morgan	11/12/2015	8,656	0.97313	8,955.00	8,895	(60)
Sell	Swiss Francs	RBS	11/12/2015	(601,443)	0.97313	(614,551)	(618,047)	(3,496)

Total								$71,795

Open forward foreign currency contracts held by Mid Core Value Fund at September 30, 2015 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain/(Loss)
Sell	Euro	UBS	10/15/2015	(3,837,562)	0.89473	(4,326,830)	(4,289,084)	$37,746
Sell	South Korea Won	State Street	10/19/2015	(6,559,212,871)	1186.23962	(5,483,375)	(5,529,416)	(46,041)

Total								$(8,295)

Open forward foreign currency contracts held by Emerging Market Equity Fund at September 30, 2015 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain/(Loss)
Sell	Canadian Dollar	JP Morgan	10/30/2015	(1,753,063)	1.33471	(1,316,192)	(1,313,441)	$2,751
Sell	Euro	UBS	10/30/2015	(21,988)	0.89453	(24,704)	(24,581)	123
Sell	Euro	UBS	10/30/2015	(888,934)	0.89453	(993,842)	(993,750)	92
Buy	Japanese Yen	Credit Suisse	10/30/2015	1,300,291	119.92133	10,846	10,843	(3)
Sell	Japanese Yen	Credit Suisse	10/30/2015	(33,441,547)	119.92133	(276,784)	(278,862)	(2,078)

Total								$885

The total market value of forward foreign currency contracts held in the High Yield Bond, Mid Core Value and Emerging Markets Equity Funds as of September 30, 2015 are classified as Level 2.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

[Please verify, please provide further information if this statement is not correct.]

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Please verify, please provide further information if this statement is not correct.]

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date	November 23, 2015

By (Signature and Title)*	/s/ Steven Viola
Steven Viola, Treasurer
(principal financial officer)

Date	November 23, 2015

*	Print the name and title of each signing officer under his or her signature.